                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8090

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

                              Colleen E. Tonn Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 through June 30, 2005

Item 1. Reports to Stockholders

Lincoln Variable Insurance Products Trust -- Aggressive Growth Fund
Lincoln Variable Insurance Products Trust -- Bond Fund
Lincoln Variable Insurance Products Trust -- Capital Appreciation Fund
Lincoln Variable Insurance Products Trust -- Core Fund
Lincoln Variable Insurance Products Trust -- Equity-Income Fund
Lincoln Variable Insurance Products Trust -- Global Asset Allocation Fund Lincoln Variable Insurance Products Trust -- Growth Fund
Lincoln Variable Insurance Products Trust -- Growth and Income Fund
Lincoln Variable Insurance Products Trust -- Growth Opportunities Fund
Lincoln Variable Insurance Products Trust -- International Fund
Lincoln Variable Insurance Products Trust -- Managed Fund
Lincoln Variable Insurance Products Trust -- Money Market Fund
Lincoln Variable Insurance Products Trust -- Social Awareness Fund
Lincoln Variable Insurance Products Trust -- Special Opportunities Fund
Lincoln Variable Insurance Products Trust -- Profile Funds:
                                             Conservative Profile Fund
                                             Moderate Profile Fund
                                             Moderately Aggressive Profile Fund
                                             Aggressive Profile Fund



                             AGGRESSIVE GROWTH FUND

                              (T. ROWE PRICE LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Aggressive Growth Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- AGGRESSIVE GROWTH FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $  995.70      0.89%        $4.40
Service Class                    1,000.00      994.50      1.14%         5.64
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.38      0.89%        $4.46
Service Class                    1,000.00    1,019.14      1.14%         5.71
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                           Aggressive Growth Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.86%
------------------------------------------------------------------------
Aerospace & Defense                                             0.90%
Automobiles & Automotive Parts                                  0.26%
Banking & Finance                                              10.36%
Building & Materials                                            1.64%
Business Services                                               1.94%
Cable, Media & Publishing                                       5.86%
Chemicals                                                       1.29%
Computers & Technology                                         12.24%
Consumer Services                                               3.29%
Electronics & Electrical Equipment                             11.88%
Energy                                                          4.04%
Environmental Services                                          0.27%
Farming & Agriculture                                           0.46%
Food, Beverage & Tobacco                                        1.02%
Healthcare & Pharmaceuticals                                   19.55%
Industrial Machinery                                            0.96%
Insurance                                                       2.98%
Leisure, Lodging & Entertainment                                7.65%
Packaging & Containers                                          0.22%
Retail                                                          5.72%
Telecommunications                                              4.19%
Textiles, Apparel & Furniture                                   1.51%
Transportation & Shipping                                       1.63%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.19%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.05%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.05%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                           Aggressive Growth Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK-99.86%
    AEROSPACE & DEFENSE-0.90%
    Empresa Brasileira de Aeronautica ADR....    25,900    $     856,513
    Rockwell Collins.........................    30,300        1,444,704
                                                           -------------
                                                               2,301,217
                                                           -------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.26%
    ITT Industries...........................     6,800          663,884
                                                           -------------
                                                                 663,884
                                                           -------------
    BANKING & FINANCE-10.36%
  + AmeriTrade Holding.......................    50,000          929,500
    AMVESCAP ADR.............................    31,100          373,511
    Boston Private Financial Holdings........    20,600          519,120
    City National............................     7,400          530,654
    East-West Bancorp........................    10,000          335,900
    Eaton Vance..............................    62,900        1,503,939
    Edwards (A.G.)...........................    12,900          582,435
    Federated Investors Class B..............    21,900          657,219
    First Horizon National...................    15,900          670,980
    Franklin Resources.......................    25,600        1,970,688
    Investors Financial Services.............    23,700          896,334
  + Lazard Class A...........................    37,000          860,250
    Legg Mason...............................    16,550        1,723,021
    Mellon Financial.........................    41,200        1,182,028
    Moody's..................................    53,800        2,418,848
    North Fork Bancorporation................    25,800          724,722
    Northern Trust...........................    53,300        2,429,946
    Nuveen Investments.......................    30,500        1,147,410
    Raymond James Financial..................    20,850          589,013
    Schwab (Charles).........................   118,500        1,336,680
    SEI Investments..........................    14,800          552,780
    State Street.............................    49,100        2,369,075
  + SVB Financial Group......................    12,500          598,750
    Synovus Financial........................    35,200        1,009,184
    UCBH Holdings............................    27,400          444,976
                                                           -------------
                                                              26,356,963
                                                           -------------
    BUILDING & MATERIALS-1.64%
    Centex...................................     7,600          537,092
    KB HOME..................................     9,000          686,070
    Lennar...................................     8,200          520,290
    Pulte Homes..............................     6,000          505,500
    Thor Industries..........................    16,600          521,738
  + Toll Brothers............................     5,900          599,145
  + Trex.....................................    13,900          357,230
    Winnebago Industries.....................    13,600          445,400
                                                           -------------
                                                               4,172,465
                                                           -------------
    BUSINESS SERVICES-1.94%
    Corporate Executive Board................    12,600          986,958
  + Dun & Bradstreet.........................    10,400          641,160
  + ITT Educational Services.................    14,600          779,932
  + LECG.....................................    30,000          637,800

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    BUSINESS SERVICES (CONTINUED)
    Manpower.................................    19,500    $     775,710
    Robert Half International................    44,800        1,118,656
                                                           -------------
                                                               4,940,216
                                                           -------------
    CABLE, MEDIA & PUBLISHING-5.86%
  + Citadel Broadcasting.....................    23,200          265,640
  + Cox Radio Class A........................    37,900          596,925
  + Cumulus Media............................    21,000          247,380
  + Entercom Communications..................    17,500          582,575
  + Getty Images.............................    22,000        1,633,720
    Harte-Hanks..............................    23,900          710,547
  + Lamar Advertising........................    14,400          615,888
    McGraw-Hill Companies....................    19,400          858,450
    Meredith.................................    12,200          598,532
  + Monster Worldwide........................    52,300        1,499,964
    New York Times...........................    17,300          538,895
    Omnicom Group............................    13,900        1,110,054
  + Radio One Class D........................    50,900          649,993
  + Regent Communications....................    75,000          440,250
  + Salem Communications Class A.............    26,000          515,840
    Scripps (E.W.)...........................    11,200          546,560
  + Spanish Broadcasting Systems Class A.....    60,000          599,400
  + Univision Communications Class A.........    35,700          983,535
    Washington Post Class B..................       500          417,515
    Westwood One.............................    26,100          533,223
    WPP Group ADR............................    18,700          954,635
                                                           -------------
                                                              14,899,521
                                                           -------------
    CHEMICALS-1.29%
    Avery Dennison...........................     8,900          471,344
    Ecolab...................................    16,100          520,996
    Engelhard................................    15,600          445,380
    Praxair..................................    14,300          666,380
    Sigma-Aldrich............................     9,000          504,360
    Valspar..................................    13,900          671,231
                                                           -------------
                                                               3,279,691
                                                           -------------
    COMPUTERS & TECHNOLOGY-12.24%
  + Activision...............................    41,466          685,018
    Adobe Systems............................    29,600          847,152
  + Affiliated Computer Services Class A.....    13,500          689,850
  + AMIS Holdings............................    37,900          505,586
  + Cadence Design Systems...................    36,800          502,688
    CDW......................................    22,500        1,284,525
    Certegy..................................    31,400        1,200,108
  + Check Point Software Technology..........    27,200          538,560
  + ChoicePoint..............................    24,100          965,205
  + Citrix Systems...........................    32,100          695,286
  + Cognizant Technology Solutions...........    31,600        1,489,308
  + Cognos...................................    19,800          675,972
  + DST Systems..............................    12,900          603,720
  + Electronic Arts..........................    12,200          690,642
  + F5 Networks..............................     9,800          462,903
    FactSet Research Systems.................    23,550          844,032

                           Aggressive Growth Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY (CONTINUED)
    Fair Isaac...............................    14,250    $     520,125
  + FileNet..................................    10,000          251,400
  + Fiserv...................................    22,300          957,785
    Global Payments..........................     8,800          596,640
    Henry (Jack) & Associates................    29,000          530,990
  + Hyperion Solutions.......................    10,000          402,400
  + II-VI....................................    16,000          294,240
    IMS Health...............................    40,900        1,013,093
  + Internet Security Systems................    23,000          466,670
  + Intuit...................................    27,300        1,231,503
  + Lexmark International....................    20,700        1,341,981
  + MatrixOne................................    73,000          365,000
  + McAfee...................................    37,800          989,604
  + Mercury Computer Systems.................    15,800          432,446
  + Mercury Interactive......................    22,300          855,428
    National Instruments.....................    15,150          321,180
  + NAVTEQ...................................    20,000          743,600
  + Network Appliance........................    19,700          556,919
  + Novell...................................    47,900          296,980
  + Red Hat..................................    57,700          755,870
  + salesforce.com...........................    30,100          616,448
  + Sina.....................................    14,500          404,550
  + Synopsys.................................    32,000          533,440
  + THQ......................................     1,300           38,051
  + VeriSign.................................    34,800        1,000,848
  + VERITAS Software.........................    69,400        1,693,359
  + Websense.................................     9,000          432,450
  + Zebra Technologies Class A...............    18,350          803,547
                                                           -------------
                                                              31,127,102
                                                           -------------
    CONSUMER SERVICES-3.29%
  + Apollo Group Class A.....................    14,805        1,158,047
    ARAMARK Class B..........................    22,200          586,080
    Block (H&R)..............................    10,900          636,015
  + Career Education.........................    13,800          505,218
  + DeVry....................................    25,100          499,490
  + Education Management.....................    37,100        1,251,383
    Equifax..................................    21,700          774,907
  + First Marblehead.........................     9,900          347,094
  + Iron Mountain............................    34,950        1,084,149
    Paychex..................................    36,400        1,184,456
  + Universal Technical Institute............    10,000          332,000
                                                           -------------
                                                               8,358,839
                                                           -------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-11.88%
  + Altera...................................   108,500        2,150,470
    AMETEK...................................     9,400          393,390
    Analog Devices...........................    57,500        2,145,325
    Applera Corp-Applied Biosystems Group....    31,000          609,770
  + Broadcom Class A.........................    27,900          990,729
  + Cymer....................................    10,200          268,770
  + Dolby Laboratories Class A...............    17,700          390,462
  + FLIR Systems.............................    25,400          757,936
    Gentex...................................    20,000          364,000
  + Integrated Circuit Systems...............    16,600          342,624

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
    Intersil.................................    37,300    $     700,121
  + Jabil Circuit............................    37,400        1,149,302
    KLA-Tencor...............................    13,400          585,580
  + Lam Research.............................    22,700          656,938
    Linear Technology........................    64,500        2,366,505
  + Littelfuse...............................    16,000          445,600
  + Marvell Technology Group.................    24,400          928,176
    Maxim Integrated Products................    58,300        2,227,643
  + Mettler-Toledo International.............    10,100          470,458
    Microchip Technology.....................    90,100        2,668,762
    Molex Class A............................    31,400          737,272
    National Semiconductor...................   115,100        2,535,653
  + Novellus Systems.........................    22,800          563,388
  + QLogic...................................    19,400          598,878
    Roper Industries.........................    11,800          842,166
  + Semtech..................................    30,100          501,165
  + Silicon Laboratories.....................    32,200          843,962
    Symbol Technologies......................    40,900          403,683
  + Waters...................................    16,700          620,739
    Xilinx...................................    76,800        1,958,400
                                                           -------------
                                                              30,217,867
                                                           -------------
    ENERGY-4.04%
    Baker Hughes.............................    22,100        1,130,636
    BJ Services..............................    26,200        1,374,976
  + Cooper Cameron...........................    22,100        1,371,305
    Murphy Oil...............................    33,600        1,754,928
    Smith International......................    23,700        1,509,690
  + Weatherford International................    22,200        1,287,156
    XTO Energy...............................    54,333        1,846,779
                                                           -------------
                                                              10,275,470
                                                           -------------
    ENVIRONMENTAL SERVICES-0.27%
  + Stericycle...............................    13,600          684,352
                                                           -------------
                                                                 684,352
                                                           -------------
    FARMING & AGRICULTURE-0.46%
    Delta and Pine Land......................    20,700          518,742
    Monsanto.................................    10,300          647,561
                                                           -------------
                                                               1,166,303
                                                           -------------
    FOOD, BEVERAGE & TOBACCO-1.02%
  + Cott.....................................    21,500          469,345
    Hershey Foods............................     9,100          565,110
    McCormick & Company......................    15,400          503,272
    Tootsie Roll Industries..................    13,791          403,387
    Wrigley (Wm) Jr..........................     9,500          653,980
                                                           -------------
                                                               2,595,094
                                                           -------------
    HEALTHCARE & PHARMACEUTICALS-19.55%
  + Abgenix..................................    70,100          601,458
    Allergan.................................     8,600          733,064
  + Amylin Pharmaceuticals...................    20,600          431,158
  + ArthroCare...............................    20,900          730,246
  + AtheroGenics.............................    23,000          367,540
    Bard (C.R.)..............................    17,800        1,183,878

                           Aggressive Growth Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
    Bausch & Lomb............................    10,000    $     830,000
    Beckman Coulter..........................     9,800          622,986
    Becton, Dickinson........................    10,000          524,700
    Biomet...................................    36,100        1,250,504
  + Caremark Rx..............................    29,500        1,313,340
  + Celgene..................................    30,500        1,243,485
  + Cephalon.................................    15,500          617,055
  + Charles River Laboratories
     International...........................    12,100          583,825
    Cooper Companies.........................    10,900          663,374
  + Coventry Health Care.....................    21,900        1,549,425
  + DaVita...................................    16,200          736,776
  + deCODE genetics..........................    53,000          497,670
    DENTSPLY International...................    11,900          642,600
  + Diversa..................................    54,000          281,340
  + Edwards Lifesciences.....................    13,000          559,260
  + Express Scripts Class A..................    28,200        1,409,436
  + Gen-Probe................................     6,600          239,118
  + Genzyme..................................     9,400          564,846
  + Gilead Sciences..........................    26,600        1,170,134
    Health Management Associates Class A.....    21,700          568,106
  + Human Genome Sciences....................    33,500          387,930
  + INAMED...................................     4,500          301,365
  + Integra LifeSciences Holding.............    16,000          467,200
  + Invitrogen...............................    10,800          899,532
  + IVAX.....................................    39,500          849,250
  + Kyphon...................................    23,900          831,481
  + Laboratory Corporation of America
     Holdings................................    28,200        1,407,180
  + Lincare Holdings.........................    22,700          927,068
    Manor Care...............................    13,500          536,355
  + Martek Biosciences.......................    14,800          561,660
  + Medco Health Solutions...................    26,200        1,398,032
  + Medicines Company........................    17,200          402,308
  + MedImmune................................    23,000          614,560
  + Millennium Pharmaceuticals...............    34,400          318,888
  + Millipore................................    17,300          981,429
  + Nektar Therapeutics......................    32,100          540,564
  + Neurocrine Biosciences...................     8,300          349,098
    Omnicare.................................    17,000          721,310
  + OSI Pharmaceuticals......................     8,000          326,960
  + Patterson Dental.........................    16,400          739,312
  + Protein Design Labs......................    25,000          505,250
  + QIAGEN...................................    37,000          426,980
    Quest Diagnostics........................    30,200        1,608,754
  + ResMed...................................    10,900          719,291
  + Respironics..............................    20,600          743,866
  + Schein (Henry)...........................    23,200          963,264
  + Sepracor.................................    14,800          888,148
    Smith & Nephew ADR.......................     8,500          419,985
  + St. Jude Medical.........................    20,600          898,366
  + Sybron Dental Specialties................    16,000          601,920
  + Symyx Technologies.......................    21,700          607,166
  + Techne...................................    20,200          927,382
  + Varian Medical Systems...................    29,200        1,090,036
  + Vertex Pharmaceuticals...................    43,800          737,592

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
  + WellChoice...............................    33,000    $   2,292,509
  + WellPoint................................    25,800        1,796,712
  + Wright Medical Group.....................    15,100          403,170
  + Zimmer Holdings..........................     8,000          609,360
                                                           -------------
                                                              49,716,557
                                                           -------------
    INDUSTRIAL MACHINERY-0.96%
    Danaher..................................    11,600          607,144
    IDEX.....................................    14,050          542,471
    Pall.....................................    21,900          664,884
    Precision Castparts......................     8,000          623,200
                                                           -------------
                                                               2,437,699
                                                           -------------
    INSURANCE-2.98%
    Ambac Financial Group....................    11,100          774,336
  + Arch Capital Group.......................    12,800          576,640
    Axis Capital Holdings....................    10,000          283,000
    Brown & Brown............................    14,000          629,160
    Gallagher (Arthur J.) & Company..........    16,200          439,506
  + Markel...................................     1,600          542,400
    Marsh & McLennan.........................    23,000          637,100
    MBIA.....................................    12,700          753,237
    MGIC Investment..........................     8,200          534,804
    Radian Group.............................    10,800          509,976
    RenaissanceRe Holdings...................    13,900          684,436
  + Triad Guaranty...........................     9,200          463,588
    Willis Group Holdings....................    23,000          752,560
                                                           -------------
                                                               7,580,743
                                                           -------------
    LEISURE, LODGING & ENTERTAINMENT-7.65%
    Boyd Gaming..............................    28,000        1,431,640
    Brunswick................................    13,400          580,488
  + Cheesecake Factory.......................    15,750          546,998
    Choice Hotels International..............    21,300        1,399,410
  + DreamWorks Animation SKG.................    14,300          374,660
    Fairmont Hotels & Resorts................    21,700          755,811
    Harley-Davidson..........................     9,700          481,120
    Harrah's Entertainment...................    18,800        1,354,916
    Hilton Hotels............................    33,900          808,515
    International Game Technology............    40,100        1,128,815
    Marriott International Class A...........    33,800        2,305,836
    Mattel...................................    29,200          534,360
    Moneygram International..................    37,500          717,000
    Royal Caribbean Cruises..................    30,800        1,489,488
    Ruby Tuesday.............................    16,200          419,580
    SABRE Holdings...........................    24,000          478,800
  + Shuffle Master...........................    25,150          704,955
    Station Casinos..........................    36,400        2,416,959
  + WMS Industries...........................    17,300          583,875
  + Wynn Resorts.............................    19,600          926,492
                                                           -------------
                                                              19,439,718
                                                           -------------
    PACKAGING & CONTAINERS-0.22%
  + Sealed Air...............................    11,400          567,606
                                                           -------------
                                                                 567,606
                                                           -------------

                           Aggressive Growth Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    .wRetail-5.72%
  + Amazon.Com...............................    29,500    $     975,860
  + Bed Bath & Beyond........................    28,200        1,178,196
    Dollar General...........................    77,300        1,573,828
  + Dollar Tree Stores.......................    20,600          494,400
    Family Dollar Stores.....................    55,500        1,448,550
    Fred's...................................    23,500          389,630
  + Men's Wearhouse..........................    18,150          624,905
  + O'Reilly Automotive......................    23,200          691,592
    Outback Steakhouse.......................    10,400          470,496
    PETsMART.................................    28,400          861,940
    Ross Stores..............................    34,900        1,008,959
    Staples..................................    40,800          869,856
    Tiffany & Co.............................    45,400        1,487,304
    TJX......................................    51,600        1,256,460
  + Williams-Sonoma..........................    30,700        1,214,799
                                                           -------------
                                                              14,546,775
                                                           -------------
    TELECOMMUNICATIONS-4.19%
    Adtran...................................    18,000          446,220
  + American Tower Class A...................    76,300        1,603,826
  + Corning..................................    47,700          792,774
  + Crown Castle International...............    84,100        1,708,912
  + Juniper Networks.........................    53,700        1,352,166
  + Neustar Class A..........................    13,100          335,360
  + Nextel Partners..........................    82,400        2,074,008
    Plantronics..............................    13,900          505,404
  + Research In Motion.......................    13,000          958,750
    Rogers Communications....................    26,500          871,320
                                                           -------------
                                                              10,648,740
                                                           -------------

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    TEXTILES, APPAREL & FURNITURE-1.51%
    Cintas...................................    30,800    $   1,188,880
  + Coach....................................    29,400          986,958
    Harman International.....................    10,000          813,600
    HNI......................................    16,500          843,975
                                                           -------------
                                                               3,833,413
                                                           -------------
    TRANSPORTATION & SHIPPING-1.63%
    C.H. Robinson Worldwide..................    21,500        1,251,300
    Expeditors International.................    19,000          946,390
  + Landstar System..........................    14,400          433,728
    SkyWest..................................    16,700          303,606
    Southwest Airlines.......................    51,000          710,430
    UTi Worldwide............................     7,300          508,226
                                                           -------------
                                                               4,153,680
                                                           -------------
    TOTAL COMMON STOCK
     (COST $216,593,867).....................                253,963,915
                                                           -------------
    SHORT-TERM INVESTMENTS-0.19%
(.) T. Rowe Reserve Investment Fund..........   483,451          483,451
                                                           -------------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $483,451).........................                    483,451
                                                           -------------

TOTAL MARKET VALUE OF SECURITIES-100.05% (COST
 $217,077,318)..............................................    254,447,366
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.05%).....       (129,615)
                                                              -------------
NET ASSETS APPLICABLE TO 25,914,048 SHARES
 OUTSTANDING-100.00%........................................  $ 254,317,751
                                                              =============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND STANDARD CLASS
 ($250,898,877 / 25,563,855 SHARES).........................         $9.815
                                                              =============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND SERVICE CLASS
 ($3,418,874 / 350,193 SHARES)..............................         $9.763
                                                              =============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $ 440,257,387
Accumulated net realized loss on investments................   (223,309,684)
Net unrealized appreciation of investments..................     37,370,048
                                                              -------------
Total net assets............................................  $ 254,317,751
                                                              =============

------------------
+Non-income producing security for the period ended June 30, 2005.

(.)Considered an affiliated company. See Note 2 in "Notes to Financial
   Statements."

ADR-American Depositary Receipts

                             See accompanying notes

                           Aggressive Growth Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $   771,958
Income from investments in affiliated companies..........        2,257
Foreign tax withheld.....................................       (1,592)
                                                           -----------
                                                               772,623
                                                           -----------
EXPENSES:
Management fees..........................................      931,863
Accounting and administration expenses...................       88,312
Reports and statements to shareholders...................       49,735
Professional fees........................................       21,925
Custodian fees...........................................        6,435
Trustees' fees...........................................        6,431
Distribution expenses -- Service Class...................        3,360
Other....................................................       20,613
                                                           -----------
Total expenses...........................................    1,128,674
                                                           -----------
NET INVESTMENT LOSS......................................     (356,051)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.........................    4,317,599
Net change in unrealized appreciation/depreciation of
 investments.............................................   (5,591,520)
                                                           -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS..........   (1,273,921)
                                                           -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $(1,629,972)
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/05       YEAR ENDED
                                            (UNAUDITED)      12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment loss.......................  $   (356,051)  $ (1,142,799)
Net realized gain on investments..........     4,317,599     41,601,308
Net change in unrealized appreciation/
 depreciation of investments..............    (5,591,520)    (7,028,646)
                                            ------------   ------------
Net increase (decrease) in net assets
 resulting from operations................    (1,629,972)    33,429,863
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     2,875,800      6,839,662
 Service Class............................     1,486,396      1,587,303
                                            ------------   ------------
                                               4,362,196      8,426,965
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (19,517,143)   (38,346,291)
 Service Class............................      (292,225)      (259,894)
                                            ------------   ------------
                                             (19,809,368)   (38,606,185)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (15,447,172)   (30,179,220)
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....   (17,077,144)     3,250,643
NET ASSETS:
Beginning of period.......................   271,394,895    268,144,252
                                            ------------   ------------
End of period (there was no undistributed
 net investment income at either period
 end).....................................  $254,317,751   $271,394,895
                                            ============   ============

                             See accompanying notes

                           Aggressive Growth Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                AGGRESSIVE GROWTH FUND STANDARD CLASS
                                     SIX MONTHS
                                        ENDED
                                     6/30/05(1)                                       YEAR ENDED
                                     (UNAUDITED)      12/31/04(2)      12/31/03(3)      12/31/02        12/31/01        12/31/00
                                     --------------------------------------------------------------------------------------------
Net asset value, beginning of
 period............................   $  9.857         $  8.672         $  6.539        $  9.371        $ 17.644        $ 19.038

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss(4).............     (0.013)          (0.039)          (0.029)         (0.036)         (0.043)         (0.083)
Net realized and unrealized gain
 (loss) on investments.............     (0.029)           1.224            2.162          (2.796)         (5.119)         (0.279)
                                      --------         --------         --------        --------        --------        --------
Total from investment operations...     (0.042)           1.185            2.133          (2.832)         (5.162)         (0.362)
                                      --------         --------         --------        --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments...          -                -                -               -          (3.111)         (1.032)
                                      --------         --------         --------        --------        --------        --------
Total dividends and
 distributions.....................          -                -                -               -          (3.111)         (1.032)
                                      --------         --------         --------        --------        --------        --------

Net asset value, end of period.....   $  9.815         $  9.857         $  8.672        $  6.539        $  9.371        $ 17.644
                                      ========         ========         ========        ========        ========        ========

Total return(5)....................     (0.43%)          13.66%           32.62%         (30.22%)        (33.29%)         (2.69%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)..........................   $250,899         $269,192         $267,451        $213,893        $352,865        $591,414
Ratio of expenses to average net
 assets............................      0.89%            0.91%            0.90%           0.87%           0.81%           0.78%
Ratio of net investment loss to
 average net assets................     (0.28%)          (0.44%)          (0.39%)         (0.47%)         (0.40%)         (0.41%)
Portfolio turnover.................        29%             106%              94%             77%            112%            106%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-adviser.

(3)Effective April 30, 2003, the Lincoln National Aggressive Growth Fund, Inc. was merged into the Aggressive Growth Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Aggressive Growth Fund, Inc.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                           Aggressive Growth Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                      AGGRESSIVE GROWTH FUND SERVICE CLASS

                                                         SIX MONTHS
                                                            ENDED              YEAR            5/15/03(3)
                                                         6/30/05(1)            ENDED               TO
                                                         (UNAUDITED)        12/31/04(2)         12/31/03
                                                         ------------------------------------------------
Net asset value, beginning of period...................    $ 9.817            $ 8.659            $ 7.172

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(4).................................     (0.025)            (0.061)            (0.029)
Net realized and unrealized gain (loss) on
 investments...........................................     (0.029)             1.219              1.516
                                                           -------            -------            -------
Total from investment operations.......................     (0.054)             1.158              1.487
                                                           -------            -------            -------

Net asset value, end of period.........................    $ 9.763            $ 9.817            $ 8.659
                                                           =======            =======            =======
Total return(5)........................................     (0.55%)            13.37%              20.73%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)................    $ 3,419            $ 2,203            $   693
Ratio of expenses to average net assets................      1.14%              1.16%               1.11%
Ratio of net investment loss to average net assets.....     (0.53%)            (0.69%)             (0.57%)
Portfolio turnover.....................................        29%               106%                 94%(6)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-adviser.

(3)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(6)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                           Aggressive Growth Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Aggressive Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. As of June 30, 2005, the Fund had not earned any income under the program.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2005.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

T. Rowe Price (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.50% for the first $250 million of the Fund's average daily net assets and 0.45% of any excess of the Fund's average daily net assets over $250 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $61,722.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these support services amounted to $14,092.

                           Aggressive Growth Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $154,478
Accounting and Administration Fees Payable to DSC...........    20,028
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       689

The Fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. For the six months ended June 30, 2005, the Fund received distributions from the Reserve Funds of $2,257.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $36,528,244 and sales of $52,566,087 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $218,713,090. At June 30, 2005, net unrealized appreciation was $35,734,276, of which $49,938,318 related to unrealized appreciation of investments and $14,204,042 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $ 440,257,387
Capital loss carryforwards..............................    (221,673,912)
Unrealized appreciation of investments..................      35,734,276
                                                           -------------
Net assets..............................................   $ 254,317,751
                                                           =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

   ACCUMULATED
  NET INVESTMENT            PAID-IN
       LOSS                 CAPITAL
  --------------           ---------
     $356,051              $(356,051)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $133,994,739 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

For the six months ended June 30, 2005, the Fund had capital gains of $4,317,599 which may reduce the capital loss carryforwards.

                           Aggressive Growth Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS      YEAR
                                                 ENDED        ENDED
                                                6/30/05      12/31/04
                                               ----------   ----------
Shares sold:
 Standard Class..............................    299,677       758,033
 Service Class...............................    156,664       174,067
                                               ----------   ----------
                                                 456,341       932,100
                                               ----------   ----------
Shares repurchased:
 Standard Class..............................  (2,045,093)  (4,288,961)
 Service Class...............................    (30,882)      (29,720)
                                               ----------   ----------
                                               (2,075,975)  (4,318,681)
                                               ----------   ----------
Net decrease.................................  (1,619,634)  (3,386,581)
                                               ==========   ==========

6. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small-and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Aggressive Growth Fund- 12

                                   BOND FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Bond Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- BOND FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                    Expenses
                             Beginning     Ending                  Paid During
                              Account      Account    Annualized     Period
                               Value        Value      Expense      1/1/05 to
                               1/1/05      6/30/05      Ratios      6/30/05*
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class               $1,000.00    $1,030.40      0.42%        $2.11
Service Class                 1,000.00     1,029.10      0.67%         3.37
------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class               $1,000.00    $1,022.71      0.42%        $2.11
Service Class                 1,000.00     1,021.47      0.67%         3.36
------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                  Bond Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.42%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      3.30%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               3.89%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              1.72%
------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS                                 1.28%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           3.69%
------------------------------------------------------------------------
CORPORATE BONDS                                                39.38%
------------------------------------------------------------------------
Banking                                                         3.99%
Basic Industry                                                  1.02%
Brokerage                                                       1.73%
Capital Goods                                                   0.86%
Communications                                                  5.88%
Consumer Cyclical                                               5.35%
Consumer Non-Cyclical                                           3.79%
Electric                                                        5.39%
Energy                                                          1.03%
Finance                                                         1.52%
Insurance                                                       4.33%
Natural Gas                                                     2.03%
Real Estate                                                     0.27%
Technology                                                      0.41%
Transportation                                                  1.78%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.67%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 3.84%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              3.19%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  9.82%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      24.68%
------------------------------------------------------------------------
WARRANT                                                         0.00%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                4.50%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.38%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.38%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                  Bond Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      AGENCY ASSET-BACKED SECURITIES-0.42%
   -- Fannie Mae Grantor Trust
       Series 2004-T4 A2
       3.93% 2/25/20........................  $  2,675,000   $  2,664,293
       Series 2004-T4 A3
       4.42% 8/25/24........................     2,395,000      2,392,028
                                                             ------------
      TOTAL AGENCY ASSET-BACKED SECURITIES
       (COST $5,083,611)....................                    5,056,321
                                                             ------------
      AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-3.30%
      Fannie Mae Grantor Trust Series
       2001-T8 A2
       9.50% 7/25/41........................     1,323,869      1,472,097
      Fannie Mae Series 2003-122
       4.50% 2/25/28........................     2,265,556      2,257,519
      Fannie Mae Whole Loan
       Series 2004-W3 A2
       3.75% 5/25/34........................     5,060,000      5,021,959
       Series 2004-W9 2A1
       6.50% 2/25/44........................     2,790,228      2,918,880
      Freddie Mac
       Series 2889 OE
       5.00% 1/15/30........................     3,283,000      3,310,395
       Series 2890 PC
       5.00% 7/15/30........................     3,780,000      3,806,897
       Series 2902 LC
       5.50% 12/15/17.......................     2,750,000      2,802,251
       Series 2960 PC
       5.00% 9/15/30........................     4,020,000      4,046,948
       Series 2981 NC
       5.00% 4/15/31........................     4,835,000      4,890,590
      Freddie Mac Structured Pass Through
       Securities Series T-58 2A
       6.50% 9/25/43........................     2,123,042      2,214,607
      GNMA
       Series 2002-61 BA
       4.648% 3/16/26.......................     1,700,000      1,715,661
       Series 2002-62 B
       4.763% 1/16/25.......................     1,770,000      1,792,648
       Series 2003-5 B
       4.486% 10/16/25......................     3,580,000      3,597,760
                                                             ------------
      TOTAL AGENCY COLLATERALIZED MORTGAGE
       OBLIGATIONS
       (COST $39,762,755)...................                   39,848,212
                                                             ------------
      AGENCY MORTGAGE-BACKED SECURITIES-3.89%
      Fannie Mae
       5.73% 12/1/08........................     1,746,980      1,822,319
       6.50% 8/1/17.........................     1,962,470      2,041,582
      Fannie Mae Relocation 30 yr
       4.00% 3/1/35.........................     3,343,979      3,252,019
       5.00% 1/1/34.........................     1,954,809      1,974,357
      Fannie Mae S.F. 15 yr
       6.00% 4/1/17.........................       355,134        367,453
       6.50% 3/1/17.........................       871,494        907,987
      Fannie Mae S.F. 15 yr TBA
       4.50% 7/1/20.........................     1,855,000      1,846,884
      Fannie Mae S.F. 30 yr
       5.50% 3/1/29.........................     3,064,703      3,117,377
       5.50% 4/1/29.........................     5,515,113      5,609,905
       7.50% 4/1/32.........................       103,786        110,921
       7.50% 11/1/34........................       628,165        671,351

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
      Fannie Mae S.F. 30 yr TBA
       5.00% 7/1/35.........................  $  1,565,000   $  1,565,489
       5.00% 8/1/35.........................     4,025,000      4,017,453
       5.50% 7/1/35.........................     4,740,000      4,805,175
       6.00% 7/1/35.........................       115,000        117,911
       7.00% 7/1/35.........................       490,000        516,644
   -- Freddie Mac ARM
       3.729% 4/1/34........................     2,390,136      2,427,481
      Freddie Mac Relocation 30 yr
       5.00% 9/1/33.........................     3,669,326      3,709,459
      Freddie Mac S.F. 15 yr
       4.00% 2/1/14.........................     2,301,126      2,267,328
      GNMA S.F. 30yr TBA
       5.00% 7/1/35.........................     5,770,000      5,815,079
                                                             ------------
      TOTAL AGENCY MORTGAGE-BACKED
       SECURITIES
       (COST $46,430,456)...................                   46,964,174
                                                             ------------
      AGENCY OBLIGATIONS-1.72%
      Fannie Mae
       2.875% 10/15/05......................     3,865,000      3,858,468
       3.125% 12/15/07......................     6,285,000      6,181,775
       5.00% 4/15/15........................     2,290,000      2,423,885
       5.25% 8/1/12.........................     2,475,000      2,612,625
   ##  5.837% 10/9/19.......................     3,640,000      1,809,662
      Federal Home Loan Bank
       3.50% 9/15/06........................       785,000        782,196
   ## Financing Corporation Principal Strip
       PRN 2
       5.031% 11/30/17......................     5,340,000      3,090,007
                                                             ------------
      TOTAL AGENCY OBLIGATIONS
       (COST $20,089,450)...................                   20,758,618
                                                             ------------
      COLLATERALIZED DEBT OBLIGATIONS-1.28%
  =@# Alliance Capital Funding
       Series 1 A3 CBO 144A
       5.84% 2/15/10........................       730,756        730,756
=@ -- ARES Leveraged Investment Fund
       Series 2 B2 CBO
       7.914% 10/31/05......................     1,250,000      1,250,000
=@ -- # ARES Leveraged Investment Fund II CDO
       144A
       12.15% 10/31/05......................     3,000,000      2,865,000
   =@ Batterson Park
       Series 1A A4 CBO
       6.13% 1/2/11.........................       331,764        335,081
  =@# Juniper CBO
       Series 1999-1A A1 144A
       6.83% 4/15/11........................     3,614,937      3,669,161
  =@# Magnetite Asset Investor
       Series 2003 C1 144A
       8.786% 1/31/08.......................       750,000        775,997
  =@# ML CBO
       Series 1999-PUTNUM-1 144A
       7.515% 8/10/11.......................     2,099,415      2,170,795
  =@# RHYNO CBO Delaware
       Series 1997-1 A2 144A
       6.33% 9/15/09........................     1,141,197      1,156,175

                                  Bond Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      COLLATERALIZED DEBT OBLIGATIONS (CONTINUED)
  =@# Sankaty Market Value CDO
       Series 3 B1 144A
       7.379% 4/30/09.......................  $  1,920,000   $  1,976,599
  =@# Travelers Funding Limited CBO
       Series 1A A2 144A
       6.35% 2/18/14........................       500,000        509,982
                                                             ------------
      TOTAL COLLATERALIZED DEBT OBLIGATIONS
       (COST $15,668,780)...................                   15,439,546
                                                             ------------
      COMMERCIAL MORTGAGE-BACKED SECURITIES-3.69%
      Bank of America Commercial Mortgage
       Series 2004-2 A2
       3.52% 11/10/38.......................     1,905,000      1,862,613
       Series 2004-5 A3
       4.561% 11/10/41......................     2,015,000      2,028,800
       Series 2005-1 A3
       4.877% 11/10/42......................     1,465,000      1,497,938
      -- Series 2005-2 AJ
       4.953% 7/10/43.......................     1,300,000      1,329,250
    # Bear Stearns Commercial Mortgage
       Securities
       Series 2004-ESA E 144A
       5.064% 5/14/16.......................     3,280,000      3,344,633
    # Crown Castle Towers
       Series 2005-1A C 144A
       5.074% 6/15/35.......................     1,685,000      1,691,187
   -- General Electric Capital Commerical
       Mortgage
       Series 2005-C2 A2
       4.706% 5/10/43.......................     1,550,000      1,573,881
      GS Mortgage Securities II
       Series 2005-GG4 A4A
       4.751% 7/10/39.......................     2,015,000      2,043,560
    # Hilton Hotel Pool Trust
       Series 2000 HLTA A1 144A
       7.055% 10/3/15.......................     1,071,392      1,154,480
      JPM Commercial Mortgage Securities
       Series 2002-C1 A3
       5.376% 7/12/37.......................     2,545,000      2,684,594
       Series 2003-C1 A2
       4.985% 1/12/37.......................     3,640,000      3,759,281
      LB-UBS Commercial Mortgage Trust
       Series 2002-C1 A4
       6.462% 3/15/31.......................     3,305,000      3,691,067
       Series 2005-C2 A2
       4.821% 4/15/30.......................     2,835,000      2,897,956

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
      Merrill Lynch Mortgage Trust
    # Series 2002-MW1 J 144A
       5.695% 7/12/34.......................  $    749,500   $    737,201
   -- Series 2004-BPC1 A3
       4.467% 9/12/41.......................     1,475,000      1,473,316
    # Series 2005-GGP1 E 144A
       4.33% 11/15/10.......................       625,000        626,963
    # Series 2005-GGP1 F 144A
       4.35% 11/15/10.......................       610,000        611,513
      Nomura Asset Securities
       Series 1998-D6 A1B
       6.59% 3/15/30........................     1,650,000      1,751,275
 -- # STRIPs III
       Series 2003-1A 144A
       3.308% 3/24/18.......................     4,256,489      4,142,840
    # Tower
       Series 2004-2A A 144A
       4.232% 12/15/14......................     2,590,000      2,570,875
      Wachovia Bank Commerical Mortgage
       Trust
       Series 2005-C18 A2
       4.657% 4/15/42.......................     2,955,000      2,992,189
                                                             ------------
      TOTAL COMMERCIAL MORTGAGE-BACKED
       SECURITIES
       (COST $44,241,829)...................                   44,465,412
                                                             ------------
      CORPORATE BONDS-39.38%
      BANKING-3.99%
    # Banco Santander 144A
   --   3.72% 12/9/09.......................     2,780,000      2,788,801
        5.375% 12/9/14......................     2,515,000      2,601,526
   -- Barclays Bank
       6.278% 12/29/49......................     4,740,000      4,841,910
      Citigroup
       5.875% 2/22/33.......................     4,270,000      4,673,131
      HSBC Bank USA
       3.875% 9/15/09.......................     4,105,000      4,050,941
      HSBC Finance
       5.00% 6/30/15........................     3,255,000      3,286,814
      Marshall & Ilsley
       3.95% 8/14/09........................     5,010,000      4,976,338
    # Mizuho Finance Group 144A
       5.79% 4/15/14........................     2,560,000      2,697,370
      Popular North America
       4.25% 4/1/08.........................     3,450,000      3,452,494
      Popular North America Capital
       Trust I
       6.564% 9/15/34.......................     2,890,000      3,223,266
    # Rabobank Capital Funding II 144A
       5.26% 12/29/49.......................     3,710,000      3,823,155

                                  Bond Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      BANKING (CONTINUED)
      Regions Financial
       6.375% 5/15/12.......................  $  4,697,000   $  5,278,085
    # Skandinaviska Enskilda 144A
       8.125% 9/29/49.......................     2,310,000      2,413,585
                                                             ------------
                                                               48,107,416
                                                             ------------
      BASIC INDUSTRY-1.02%
      Alcan
       5.75% 6/1/35.........................       500,000        510,427
      Barrick Gold Finance
       7.50% 5/1/07.........................     2,815,000      2,978,232
      Lubrizol
       4.625% 10/1/09.......................     2,565,000      2,567,763
      Newmont Gold
       8.91% 1/5/09.........................       404,961        428,437
      Noranda
       5.50% 6/15/17........................     2,865,000      2,865,138
      Temple-Inland
       5.003% 5/17/07.......................     2,930,000      2,957,979
      Valspar
       6.00% 5/1/07.........................        10,000         10,286
                                                             ------------
                                                               12,318,262
                                                             ------------
      BROKERAGE-1.73%
      Amvescap
       4.50% 12/15/09.......................     4,315,000      4,334,689
      Credit Suisse First Boston USA
       6.125% 11/15/11......................     5,545,000      6,039,686
      Franklin Resources
       3.70% 4/15/08........................     3,357,000      3,307,629
      Goldman Sachs
       6.345% 2/15/34.......................     3,555,000      3,865,103
      Morgan Stanley
       4.75% 4/1/14.........................     3,385,000      3,340,690
                                                             ------------
                                                               20,887,797
                                                             ------------
      CAPITAL GOODS-0.86%
      General Electric
       5.00% 2/1/13.........................     5,607,000      5,798,373
      United Technologies
       5.40% 5/1/35.........................     2,587,000      2,728,307
      York International
       6.625% 8/15/06.......................     1,850,000      1,895,055
                                                             ------------
                                                               10,421,735
                                                             ------------
      COMMUNICATIONS-5.88%
      Alltel
       4.656% 5/17/07.......................     2,840,000      2,863,566
      BellSouth
       4.75% 11/15/12.......................     2,625,000      2,642,845
      Citizens Communications
       9.25% 5/15/11........................     3,115,000      3,492,694
      Comcast
       4.95% 6/15/16........................     3,035,000      3,027,549

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS (CONTINUED)
      Cox Communications
       4.625% 1/15/10.......................  $  2,450,000   $  2,446,002
      CSC Holdings
       10.50% 5/15/16.......................     1,995,000      2,154,600
      InterActiveCorp
       6.75% 11/15/05.......................     3,928,000      3,960,162
      MCI
       6.908% 5/1/07........................     3,060,000      3,109,725
       7.688% 5/1/09........................     2,415,000      2,520,656
      Nextel Communications
       6.875% 10/31/13......................     3,860,000      4,144,675
      Qwest Services
       13.50% 12/15/10......................     1,515,000      1,757,400
      SBC Communications
       4.125% 9/15/09.......................     1,465,000      1,454,244
       6.15% 9/15/34........................     4,910,000      5,337,460
      Sprint Capital
       4.78% 8/17/06........................     1,900,000      1,914,383
       6.375% 5/1/09........................     1,796,000      1,913,020
       7.625% 1/30/11.......................        75,000         85,754
       8.75% 3/15/32........................     5,270,000      7,354,084
    # Telecom Italia Capital 144A
       4.00% 1/15/10........................     1,850,000      1,799,430
      Telefonica Europe
       7.35% 9/15/05........................       925,000        931,166
      Telefonos de Mexico
       4.50% 11/19/08.......................     6,575,000      6,542,125
       8.25% 1/26/06........................       840,000        862,467
      Thomson
       5.75% 2/1/08.........................     2,292,000      2,367,838
      Time Warner Entertainment
       8.375% 3/15/23.......................     2,602,000      3,335,363
      Verizon Wireless Capital
       5.375% 12/15/06......................     4,782,000      4,875,115
                                                             ------------
                                                               70,892,323
                                                             ------------
      CONSUMER CYCLICAL-5.35%
   -- Centex
       3.46% 8/1/07.........................     2,770,000      2,772,125
      Corrections Corporation of America
       7.50% 5/1/11.........................     1,282,000      1,341,293
      CVS
       4.00% 9/15/09........................     2,717,000      2,694,634
   -- DaimlerChrysler NA Holding
       3.859% 9/10/07.......................     3,405,000      3,406,995
      Dana
       5.85% 1/15/15........................     2,085,000      1,845,225
      Ford Motor
       7.45% 7/16/31........................     1,540,000      1,288,906

                                  Bond Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      CONSUMER CYCLICAL (CONTINUED)
      Ford Motor Credit
       5.625% 10/1/08.......................  $  1,875,000   $  1,788,124
       5.70% 1/15/10........................     2,750,000      2,538,899
       6.625% 6/16/08.......................     2,720,000      2,688,168
       7.00% 10/1/13........................     5,250,000      5,044,976
      General Motors
       8.375% 7/15/33.......................     1,390,000      1,167,600
   -- General Motors Acceptance Corporation
       4.10% 7/16/07........................     3,645,000      3,519,353
      Johnson Controls
       5.00% 11/15/06.......................     1,085,000      1,098,809
      Jones Apparel
       4.25% 11/15/09.......................     1,775,000      1,733,859
      Kohl's
       7.25% 6/1/29.........................     2,415,000      2,986,210
   -- Liberty Media
       4.91% 9/17/06........................     2,674,000      2,691,140
      Limited Brands
       6.95% 3/1/33.........................     3,300,000      3,447,708
      Lodgenet Entertainment
       9.50% 6/15/13........................     1,655,000      1,812,225
      Lowe's
       7.50% 12/15/05.......................     4,686,000      4,760,765
      May Department Stores
       3.95% 7/15/07........................     3,987,000      3,961,352
      MGM MIRAGE
       9.75% 6/1/07.........................     1,975,000      2,150,281
      Michaels Stores
       9.25% 7/1/09.........................     2,215,000      2,317,444
      Time Warner
       8.18% 8/15/07........................     4,320,000      4,649,581
      Wendy's International
       6.35% 12/15/05.......................     2,790,000      2,816,296
                                                             ------------
                                                               64,521,968
                                                             ------------
      CONSUMER NON-CYCLICAL-3.79%
      Albertson's
       8.00% 5/1/31.........................     2,310,000      2,809,050
      Amgen
       4.00% 11/18/09.......................     1,295,000      1,286,497
      HCA
       5.50% 12/1/09........................     2,445,000      2,464,467
      Kraft Foods
       4.125% 11/12/09......................     3,495,000      3,468,756
       5.25% 10/1/13........................     3,035,000      3,163,472
       5.625% 11/1/11.......................     1,546,000      1,642,215
      Medco Health Solutions
       7.25% 8/15/13........................     3,190,000      3,596,572
      MedPartners
       7.375% 10/1/06.......................     4,425,000      4,574,344
    # Miller Brewing 144A
       5.50% 8/15/13........................     8,105,000      8,413,006
      Philip Morris
       6.375% 2/1/06........................     2,000,000      2,024,170

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      CONSUMER NON-CYCLICAL (CONTINUED)
      Safeway
       6.15% 3/1/06.........................  $  1,375,000   $  1,389,999
      Schering-Plough
       6.75% 12/1/33........................       273,000        330,121
      Universal
       6.50% 2/15/06........................     1,740,000      1,764,863
      UST
       6.625% 7/15/12.......................     4,155,000      4,649,640
      Wellpoint
       3.75% 12/14/07.......................     2,805,000      2,770,479
       4.25% 12/15/09.......................     1,375,000      1,370,292
                                                             ------------
                                                               45,717,943
                                                             ------------
      ELECTRIC-5.39%
      Ameren
       4.263% 5/15/07.......................     3,431,000      3,435,409
      Appalachian Power
       4.40% 6/1/10.........................     6,080,000      6,067,306
      Avista
       7.75% 1/1/07.........................     2,872,000      3,010,611
       9.75% 6/1/08.........................     2,245,000      2,546,158
   -- Avista Capital Trust III
       6.50% 4/1/34.........................       990,000      1,020,419
      CC Funding Trust I
       6.90% 2/16/07........................     2,011,000      2,095,434
      Detroit Edison
       5.05% 10/1/05........................     4,091,000      4,102,258
      Dominion Resources
       7.195% 9/15/14.......................     2,030,000      2,361,625
      Duke Capital
       4.331% 11/16/06......................     1,471,000      1,473,449
       5.668% 8/15/14.......................     2,816,000      2,930,687
      FPL Group Capital 4.086% 2/16/07......     1,000,000      1,000,080
   -- National Rural Utilities Cooperative
       Finance
       3.875% 2/15/08.......................     4,070,000      4,050,114
 -- # Pinnacle West Energy 144A
       3.63% 4/1/07.........................     2,750,000      2,751,818
      Potomac Electric Power
       5.40% 6/1/35.........................     3,286,000      3,337,820
    # Power Contract Financing 144A
       5.20% 2/1/06.........................     1,743,281      1,755,275
       6.256% 2/1/10........................     4,430,000      4,600,449
      PSE&G Energy Holdings
       7.75% 4/16/07........................     2,610,000      2,707,875
   -- SCANA
       3.48% 3/1/08.........................     2,430,000      2,434,031
      Southern California Edison
   --  3.465% 12/13/07......................     3,360,000      3,360,003
       5.75% 4/1/35.........................     3,070,000      3,336,663

                                  Bond Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      ELECTRIC (CONTINUED)
      Southern Capital Funding
       5.30% 2/1/07.........................  $  1,621,000   $  1,655,908
      TECO Energy
       7.20% 5/1/11.........................       210,000        228,900
      TNP Enterprises
       10.25% 4/1/10........................       880,000        928,840
      TXU Electric Delivery
       7.00% 5/1/32.........................     1,265,000      1,534,654
      TXU Energy
       7.00% 3/15/13........................     2,070,000      2,312,008
                                                             ------------
                                                               65,037,794
                                                             ------------
      ENERGY-1.03%
      Apache Finance
       7.00% 3/15/09........................       220,000        244,073
    # Canadian Oil Sands 144A
       4.80% 8/10/09........................     2,545,000      2,565,866
      Nexen
       5.875% 3/10/35.......................     2,135,000      2,177,491
      Tesoro
       8.00% 4/15/08........................     2,550,000      2,703,000
      USX
       9.125% 1/15/13.......................     2,507,000      3,192,384
      Valero Energy
       6.125% 4/15/07.......................     1,425,000      1,467,632
                                                             ------------
                                                               12,350,446
                                                             ------------
      FINANCE-1.52%
    # Berkshire Hathaway Finance 144A
       3.18% 1/11/08........................     1,540,000      1,541,897
       4.125% 1/15/10.......................     3,390,000      3,373,138
      International Lease Finance
       4.625% 6/2/08........................       315,000        317,593
 -- # Premium Asset Trust
       Series 2005-2 144A
       3.23% 2/2/07.........................     3,840,000      3,840,001
    # Residential Capital 144A
       6.375% 6/30/10.......................     3,280,000      3,299,260
       6.875% 6/30/15.......................     2,500,000      2,559,648
 -- # Twin Reefs Pass-Through Trust 144A
       4.19% 12/31/49.......................     3,400,000      3,378,240
                                                             ------------
                                                               18,309,777
                                                             ------------
      INSURANCE-4.33%
      Allstate
       5.55% 5/9/35.........................        80,000         83,089
    # Farmers Exchange Capital 144A
       7.05% 7/15/28........................     1,310,000      1,420,813
    # Farmers Insurance Exchange 144A
       6.00% 8/1/14.........................     2,205,000      2,301,685
       8.625% 5/1/24........................     7,295,000      9,079,144
    # Liberty Mutual 144A
       7.00% 3/15/34........................       900,000        950,169

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      INSURANCE (CONTINUED)
      Marsh & McLennan
   --  3.28% 7/13/07........................  $  3,595,000   $  3,572,258
       5.375% 3/15/07.......................     4,210,000      4,266,667
      Metlife
       5.00% 6/15/15........................     2,440,000      2,481,102
       5.70% 6/15/35........................     2,505,000      2,591,736
 -- # North Front Pass-Through Trust 144A
       5.81% 12/15/24.......................     5,270,000      5,440,174
 -- # Oil Insurance 144A
       5.15% 8/15/33........................     7,470,000      7,535,056
      Radian Group
       5.375% 6/15/15.......................     5,980,000      5,957,252
      Saint Paul Travelers
       5.01% 8/16/07........................     4,225,000      4,279,790
      Willis Group North America
       5.125% 7/15/10.......................     1,075,000      1,081,979
       5.625% 7/15/15.......................     1,165,000      1,174,720
                                                             ------------
                                                               52,215,634
                                                             ------------
      NATURAL GAS-2.03%
      Atmos Energy
   --  3.516% 10/15/07......................     2,860,000      2,866,547
       4.00% 10/15/09.......................     2,715,000      2,658,767
      Enterprise Products Operating
       4.00% 10/15/07.......................     2,510,000      2,486,258
       4.625% 10/15/09......................     2,295,000      2,286,933
      Sempra Energy
   --  3.754% 5/21/08.......................     3,275,000      3,283,224
       4.621% 5/17/07.......................     3,680,000      3,699,022
      Valero Logistics Operations
       6.05% 3/15/13........................     4,470,000      4,741,672
    # Williams Gas Pipelines Central 144A
       7.375% 11/15/06......................     2,294,000      2,395,276
                                                             ------------
                                                               24,417,699
                                                             ------------
      REAL ESTATE-0.27%
      Developers Diversified Realty
       4.625% 8/1/10........................     3,285,000      3,263,444
                                                             ------------
                                                                3,263,444
                                                             ------------
      TECHNOLOGY-0.41%
      Motorola
       4.608% 11/16/07......................     4,930,000      4,970,485
                                                             ------------
                                                                4,970,485
                                                             ------------
      TRANSPORTATION-1.78%
      American Airlines
       6.817% 5/23/11.......................     5,010,000      4,770,552
      Continental Airlines
       6.503% 6/15/11.......................     3,910,000      3,860,249
   -- CSX
       3.51% 8/3/06.........................     2,046,000      2,050,368

                                  Bond Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      TRANSPORTATION (CONTINUED)
    # Erac USA Finance 144A
       7.35% 6/15/08........................  $  9,990,000   $ 10,785,864
                                                             ------------
                                                               21,467,033
                                                             ------------
      TOTAL CORPORATE BONDS
       (COST $463,729,283)..................                  474,899,756
                                                             ------------
      FOREIGN AGENCIES-0.67%
      Hydro Quebec
       6.30% 5/11/11........................     3,665,000      4,054,725
      Pemex Project Funding Master Trust
       6.125% 8/15/08.......................     2,530,000      2,632,465
    # Pemex Project Funding Master Trust
       144A
       6.625% 6/15/35.......................     1,450,000      1,431,875
                                                             ------------
      TOTAL FOREIGN AGENCIES
       (COST $8,141,892)....................                    8,119,065
                                                             ------------
      MUNICIPAL BONDS-3.84%
      California State
       5.00% 2/1/33.........................         5,000          5,265
       5.00% 2/1/33.........................     1,490,000      1,565,215
      California State Economic Recovery
       5.25% 7/1/13.........................     1,305,000      1,469,508
      California State University Systemwide
       Revenue
       5.00% 11/1/30 (AMBAC)................     2,090,000      2,250,533
      Colorado Department of Transportation
       Revenue
       5.00% 12/15/13 (FGIC)................     6,635,000      7,398,223
      Forsyth, Montana Pollution Control
       Revenue
       (Portland General Project)
       Series A
       5.20% 5/1/33.........................     2,160,000      2,271,305
      Fulton County, Georgia Water & Sewer
       Revenue
       5.25% 1/1/35 (FGIC)..................     4,820,000      5,259,729
      Golden State, California Tobacco
       Securitization Corporation Settlement
       Revenue
       Series B
       5.50% 6/1/43.........................     1,735,000      1,909,489
       5.625% 6/1/38........................         5,000          5,559
      Illinois State Taxable Pension
       5.10% 6/1/33.........................     2,965,000      3,086,417
      New Jersey Economic Development
       Cigarette Tax
       5.75% 6/15/29........................     2,060,000      2,231,495
      New York State Sales Tax Asset
       Receivables
       Series A
       5.25% 10/15/27 (AMBAC)...............     2,655,000      2,939,616

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      MUNICIPAL BONDS (CONTINUED)
      New York State Urban Development
       Series
       5.25% 3/15/34 (FGIC).................  $  2,185,000   $  2,381,519
      Oregon State Taxable Pension
       5.892% 6/1/27........................     2,915,000      3,367,408
      Puerto Rico Public Buildings Authority
       Revenue
       (Government Facilities)
       Series I
       5.25% 7/1/33.........................     4,160,000      4,481,402
      West Virginia Economic Development
       Authority
       5.37% 7/1/20 (MBIA)..................       690,000        741,295
       6.07% 7/1/26.........................     3,025,000      3,350,672
      Wisconsin State General Taxable
       Revenue
       Series A
       5.70% 5/1/26 (FSA)...................     1,455,000      1,621,859
                                                             ------------
      TOTAL MUNICIPAL BONDS
       (COST $43,507,943)...................                   46,336,509
                                                             ------------
      NON-AGENCY ASSET-BACKED SECURITIES-3.19%
    # ABSC Net Interest Margin Trust
       Series 2004-HE1
       A 144A
       7.00% 1/17/34........................        55,598         55,431
      AmeriCredit Automobile Receivables
       Trust
       Series 2001-C A4
       5.01% 7/14/08........................     2,173,510      2,183,318
      Capital One Multi-Asset Execution
       Trust
       Series 2003-C2 C2
       4.32% 4/15/09........................     1,540,000      1,543,189
    # Cendant Timeshare Receivables Funding
       Series 2004-1A A1 144A
       3.67% 5/20/16........................     1,057,243      1,040,169
      Citibank Credit Card Issuance Trust
       Series 2003-A7 A7
       4.15% 7/7/17.........................     2,140,000      2,108,727
       Series 2004-A4 A4
       3.20% 8/24/09........................     1,965,000      1,933,462
      Countrywide Asset-Backed Certificates
   --  Series 2004-9 AF2
       3.337% 9/25/23.......................     2,400,000      2,376,047
    #  Series 2004-BC1N 144A
       5.50% 4/25/35........................       527,561        527,891
      Countrywide Asset-Backed Certificates
       Series 2004-S1 A2
       3.872% 3/25/20.......................     2,800,000      2,772,382
    # GSAA Trust
       Series 2004-4N 144A
       6.25% 5/25/34........................       912,924        912,353

                                  Bond Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
    # Home Equity Asset Trust Net Interest
       Margin
       Series 2003-7N A 144A
       5.25% 4/27/34........................  $    166,478   $    165,958
      MBNA Credit Card Master Trust
       Series 2001-A1 A1
       5.75% 10/15/08.......................     1,720,000      1,747,389
       Series 2005-A3 A3
       4.10% 10/15/12.......................     1,650,000      1,649,227
   -- Merrill Lynch Mortgage Investors
       Series 2005-WMC1 A2B
       3.534% 9/25/35.......................     1,600,000      1,602,313
      Mid-State Trust
       Series 2004-1 A
       6.005% 8/15/37.......................       669,425        698,467
       Series 2011 A1
       4.864% 7/15/38.......................     1,029,912      1,016,603
      Nelnet Education Loan Funding
       Series 2001-A A1
       5.76% 7/1/12.........................     3,437,500      3,533,349
      Renaissance Home Equity Loan Trust
       Series 2004-4 AF2
       3.856% 2/25/35.......................     3,005,000      2,981,241
   -- Residential Asset Mortgage Products
       Series 2004-RZ2 AI3
       4.30% 1/25/31........................     2,015,000      2,013,727
    # Sail Net Interest Margin
       Series 2003-10A A 144A
       7.50% 10/27/33.......................       160,883        161,184
    # Sharp
       Series 2003-HE1N 144A
       6.90% 11/25/33.......................       194,924        194,921
       Series 2004-2N 144A
       7.00% 1/25/34........................       672,961        674,239
    # Sierra Receivables Funding Company
       Series 2003-1A 144A
       3.09% 1/15/14........................       985,089        964,062
       Series 2003-2A A1 144A
       3.03% 12/15/15.......................     1,150,986      1,131,155
      Structured Asset Securities
       Series 2001-SB1 A2
       3.375% 8/25/31.......................     2,371,812      2,238,666
      WFS Financial Owner Trust
       Series 2002-2 A4
       4.50% 2/20/10........................     2,261,539      2,269,618
                                                             ------------
      TOTAL NON-AGENCY ASSET-BACKED
       SECURITIES
       (COST $38,567,214)...................                   38,495,088
                                                             ------------

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-9.82%
      Bank of America Alternative Loan Trust
       Series 2003-10 2A1
       6.00% 12/25/33.......................  $  3,033,265   $  3,095,826
       Series 2004-10 1CB1
       6.00% 11/25/34.......................     1,490,058      1,541,933
       Series 2004-11 1CB1
       6.00% 12/25/34.......................     4,936,191      5,105,947
       Series 2004-2 1A1
       6.00% 3/25/34........................     2,830,863      2,889,250
      Bank of America Funding
       Series 2004-3 2A2
       5.00% 9/25/19........................     3,048,565      3,062,856
   -- Bank of America Mortgage Securities
       Series 2003-D 1A2
       3.428% 5/25/33.......................       159,831        159,750
       Series 2003-I 2A4
       3.828% 10/25/33......................     4,105,000      4,084,814
       Series 2004-A 1A1
       3.48% 2/25/34........................     1,442,338      1,438,146
       Series 2004-E 1A1
       3.528% 6/25/34.......................     2,703,781      2,680,540
       Series 2004-G 2A6
       4.657% 8/25/34.......................     2,955,000      3,005,268
       Series 2005-B 2A1
       4.422% 3/25/35.......................     2,296,993      2,288,859
       Series 2005-E 2A1
       4.994% 6/25/35.......................     2,656,348      2,677,100
       Series 2005-F 2A3
       4.742% 7/25/35.......................     5,165,000      5,170,649
   -- Countrywide Alternative Loan Trust
       Series 2004-J7 1A2
       4.673% 8/25/34.......................     2,565,000      2,571,676
   -- Countrywide Home Loan Mortgage Pass
       Through Trust
       Series 2003-56 3A7B
       4.71% 12/25/33.......................     3,695,000      3,720,625
      Credit Suisse First Boston Mortgage
       Securities
       Series 2004-1 3A1
       7.00% 2/25/34........................       749,761        772,939
   -- Deutsche Mortgage Securities
       Series 2004-4 1A2
       4.01% 4/25/34........................     1,990,000      1,987,108
      First Horizon Asset Securities
       Series 2003-5 1A17
       8.00% 7/25/33........................       938,578        991,924
   --  Series 2004-AR5 4A1
       5.696% 10/25/34......................     2,516,619      2,566,196
       Series 2004-FA1 1A1
       6.25% 10/25/34.......................     6,199,781      6,386,970

                                  Bond Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
    # GSMPS Mortgage Loan Trust 144A Series
       1998-3 A
       7.75% 9/19/27........................  $    960,948   $  1,028,542
       Series 1999-3 A 8.00% 8/19/29........     1,848,575      1,994,372
       Series 2005-RP1 1A3 8.00% 1/25/35....     2,490,150      2,700,084
       Series 2005-RP1 1A4
       8.50% 1/25/35........................     1,258,246      1,390,412
   -- MASTR Adjustable Rate Mortgages Trust
       Series 2003-6 1A2
       2.908% 12/25/33......................     2,865,000      2,845,986
      MASTR Alternative Loans Trust
       Series 2003-6 3A1
       8.00% 9/25/33........................       780,776        811,967
       Series 2003-9 1A1
       5.50% 12/25/18.......................     2,923,938      2,987,899
    # MASTR Reperforming Loan Trust
       Series 2005-1 1A5 144A
       8.00% 8/25/34........................     3,611,720      3,905,322
      MASTR Specialized Loan Trust Series
       2005-2 A2
       5.15% 6/1/35.........................     3,420,000      3,419,990
   -- MLCC Mortgage Investors
       Series 2005-1 2A5
       4.975% 4/25/35.......................     1,390,000      1,400,968
      Nomura Asset Acceptance
   --  Series 2004-AP2 A2
       4.099% 7/25/34.......................     2,707,513      2,702,939
       Series 2005-WF1 2A2
       4.786% 3/25/35.......................     4,685,000      4,701,717
      Residental Asset Mortgage Products
       Series 2004-SL4 A3
       6.50% 7/25/32........................     2,534,466      2,614,788
   -- Structured Adjustable Rate Mortgage
       Loan Trust
       Series 2004-18 5A
       5.50% 12/25/34.......................     2,271,895      2,308,813
   -- Structured Asset Securities
       Series 2002-22H 1A
       7.00% 11/25/32.......................       652,243        671,382
      Washington Mutual
   --  Series 2003-AR4 A7
       3.95% 5/25/33........................     1,135,283      1,123,466
   --  Series 2003-AR9 1A7
       4.059% 9/25/33.......................     2,107,102      2,087,717
       Series 2004-CB3 4A
       6.00% 10/25/19.......................     3,556,056      3,695,765
   --  Series 2005-AR3 A1
       4.656% 3/25/35.......................     5,426,791      5,429,858
   -- Wells Fargo Mortgage Backed Securities
       Trust
       Series 2003-K 2A5
       4.52% 11/25/33.......................     2,395,000      2,407,310
       Series 2004-DD 2A3
       4.54% 1/25/35........................     2,900,000      2,896,941

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
       Series 2004-DD 2A6
       4.54% 1/25/35........................  $  1,355,000   $  1,351,010
       Series 2004-I 1A1
       3.387% 7/25/34.......................     4,570,460      4,586,877
       Series 2004-T A1
       3.453% 9/25/34.......................     3,109,045      3,111,392
                                                             ------------
      TOTAL NON-AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS
       (COST $118,357,222)..................                  118,373,893
                                                             ------------
      U.S. TREASURY OBLIGATIONS-24.68%
      U.S. Treasury Bonds
       5.375% 2/15/31.......................    68,890,000     81,311,763
      U.S. Treasury Inflation Index Notes
       0.875% 4/15/10.......................     7,445,605      7,264,126
       1.625% 1/15/15.......................     1,187,030      1,183,089
       2.00% 1/15/14........................     3,506,290      3,612,713
       3.00% 7/15/12........................     4,777,339      5,248,729
      U.S. Treasury Notes
       2.75% 8/15/07........................        10,000          9,819
       3.625% 4/30/07.......................       625,000        624,854
       3.625% 6/15/10.......................     8,445,000      8,410,696
       3.75% 3/31/07........................    23,135,000     23,177,476
       3.75% 5/15/08........................     3,530,000      3,538,829
       3.875% 5/15/10.......................    21,323,000     21,451,279
       4.125% 5/15/15.......................   139,721,000    141,805,916
                                                             ------------
      TOTAL U.S. TREASURY OBLIGATIONS
       (COST $287,714,226)..................                  297,639,289
                                                             ------------
                                               NUMBER OF
                                                 SHARES
      WARRANT-0.00%
   +# Solutia 144A, exercise price
       $7.59, expiration date 7/15/09.......         4,350              0
                                                             ------------
      TOTAL WARRANT
       (COST $370,046)......................                            0
                                                             ------------
                                               PRINCIPAL
                                                 AMOUNT
                                                (U.S. $)
   =/ COMMERCIAL PAPER-4.50%
      Aquinas Funding
       3.39% 7/1/05.........................  $  6,605,000      6,605,000
      Barton Capital
       3.275% 7/14/05.......................     7,328,000      7,319,347
      Gillette Company
       3.35% 7/1/05.........................       977,000        977,000
      Rabobank USA Financial
       3.35% 7/1/05.........................    12,930,000     12,930,000
      Steamboat Funding
       3.40% 7/1/05.........................     4,962,000      4,962,000

                                 Bond Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      COMMERCIAL PAPER (CONTINUED)
      Total Capital
       3.262% 7/6/05........................  $  1,460,000   $  1,459,339
       3.272% 7/5/05........................     5,000,000      4,998,183
      UBS Finance
       3.35% 7/1/05.........................    15,000,000     15,000,000
                                                             ------------
      TOTAL COMMERCIAL PAPER
       (COST $54,250,869)...................                   54,250,869
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-100.38% (COST
 $1,185,915,576)............................................  $1,210,646,752
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.38%).....      (4,576,556)
                                                              --------------
NET ASSETS APPLICABLE TO 91,636,856 SHARES
 OUTSTANDING-100.00%........................................  $1,206,070,196
                                                              ==============
NET ASSET VALUE-BOND FUND STANDARD CLASS ($919,576,504 /
 69,853,638 SHARES).........................................         $13.164
                                                              ==============
NET ASSET VALUE-BOND FUND SERVICE CLASS ($286,493,692 /
 21,783,218 SHARES).........................................         $13.152
                                                              ==============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,155,505,005
Undistributed net investment income.........................      24,191,757
Accumulated net realized gain on investments................       1,375,169
Net unrealized appreciation of investments..................      24,998,265
                                                              --------------
Total net assets............................................  $1,206,070,196
                                                              ==============

------------------

 -- Variable rate notes. The interest rate shown is the rate as of June 30, 2005.
 ## Zero coupon security. The rate shown is the yield at the time of purchase.
  + Non-income producing security for the period ended June 30,
    2005.
  = Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial
    Statements." At June 30, 2005, 10 securities were fair valued which represented 1.28% of the Fund's net assets.
  @ Illiquid security. See Note 7 in "Notes to Financial
    Statements." At June 30, 2005, 10 securities were deemed illiquid which represented 1.28% of the Fund's net assets.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 7 in "Notes to Financial
    Statements."
 =/ The interest rate shown is the effective yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:
AMBAC-Insured by the AMBAC Assurance Corporation
ARM-Adjustable Rate Mortgage
CBO-Collateralized Bond Obligation
CDO-Collateralized Debt Obligation
FGIC-Insured by the Financial Guaranty Insurance Company
FSA-Insured by the Financial Security Assurance
GNMA-Government National Mortgage Association
MBIA-Insured by the Municipal Bond Insurance Association
PRN-Principal Only Strip
S.F.-Single Family
yr-Year
TBA-To Be Announced

                                 Bond Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

The following futures contracts were outstanding at June 30, 2005:

FUTURES CONTRACTS(1)

                                      NOTIONAL       NOTIONAL     EXPIRATION    UNREALIZED
CONTRACTS TO BUY                        COST          VALUE          DATE      APPRECIATION
----------------                    ------------   ------------   ----------   ------------
372 U.S. Treasury 10 year Notes...  $(41,963,896)  $(42,210,375)   9/30/05       $246,479
136 U.S. Treasury 5 year Notes....   (14,788,515)   (14,809,125)   9/30/05         20,610
                                                                               ------------
                                                                                 $267,089
                                                                               ============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 6 in "Notes to Financial Statements."

                                 Bond Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest.................................................  $26,937,367
Dividends................................................       51,529
                                                           -----------
                                                            26,988,896
                                                           -----------
EXPENSES:
Management fees..........................................    1,977,540
Distribution expenses-Service Class......................      300,398
Accounting and administration expenses...................      250,709
Reports and statements to shareholders...................       56,249
Custodian fees...........................................       34,421
Professional fees........................................       29,456
Trustees' fees...........................................        6,432
Other....................................................       36,338
                                                           -----------
                                                             2,691,543
Less expense paid indirectly.............................       (5,306)
                                                           -----------
Total expenses...........................................    2,686,237
                                                           -----------
NET INVESTMENT INCOME....................................   24,302,659
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments..............................................    2,190,805
Futures contracts........................................      667,798
                                                           -----------
Net realized gain........................................    2,858,603
Net change in unrealized appreciation/depreciation of
 investments.............................................    7,372,324
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........   10,230,927
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $34,533,586
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                            6/30/05         YEAR ENDED
                                          (UNAUDITED)        12/31/04
                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income..................  $   24,302,659   $   42,176,758
Net realized gain on investments.......       2,858,603       12,237,839
Net change in unrealized
 appreciation/depreciation of
 investments...........................       7,372,324       (3,139,380)
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................      34,533,586       51,275,217
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................      (4,132,717)     (35,505,635)
 Service Class.........................      (1,118,850)      (6,144,106)
Net realized gain on investments:
 Standard Class........................      (9,047,025)     (25,387,049)
 Service Class.........................      (2,656,439)      (2,783,286)
                                         --------------   --------------
                                            (16,955,031)     (69,820,076)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................      65,111,258      157,459,872
 Service Class.........................      90,169,734      172,853,455
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................      13,179,742       60,892,684
 Service Class.........................       3,775,289        8,927,392
                                         --------------   --------------
                                            172,236,023      400,133,403
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................     (70,678,293)    (159,594,222)
 Service Class.........................     (12,614,870)     (19,692,569)
                                         --------------   --------------
                                            (83,293,163)    (179,286,791)
                                         --------------   --------------
Increase in net assets derived from
 capital share transactions............      88,942,860      220,846,612
                                         --------------   --------------
NET INCREASE IN NET ASSETS.............     106,521,415      202,301,753
NET ASSETS:
Beginning of period....................   1,099,548,781      897,247,028
                                         --------------   --------------
End of period (including undistributed
 net investment income of $24,191,757
 and $5,251,567, respectively).........  $1,206,070,196   $1,099,548,781
                                         ==============   ==============

                             See accompanying notes

                                 Bond Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       BOND FUND STANDARD CLASS
                                     SIX MONTHS
                                        ENDED
                                     6/30/05(1)                                        YEAR ENDED
                                     (UNAUDITED)       12/31/04       12/31/03(2)       12/31/02       12/31/01(3)       12/31/00
                                     --------------------------------------------------------------------------------------------
Net asset value, beginning of
 period............................   $ 12.966         $ 13.223        $ 12.989         $ 12.382        $ 11.891         $ 11.436

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)...........      0.281            0.566           0.549            0.675           0.747            0.787
Net realized and unrealized gain on
 investments.......................      0.109            0.103           0.382            0.560           0.349            0.426
                                      --------         --------        --------         --------        --------         --------
Total from investment operations...      0.390            0.669           0.931            1.235           1.096            1.213
                                      --------         --------        --------         --------        --------         --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income..............     (0.060)          (0.534)         (0.578)          (0.627)         (0.605)          (0.758)
Net realized gain on investments...     (0.132)          (0.392)         (0.119)          (0.001)              -                -
                                      --------         --------        --------         --------        --------         --------
Total dividends and
 distributions.....................     (0.192)          (0.926)         (0.697)          (0.628)         (0.605)          (0.758)
                                      --------         --------        --------         --------        --------         --------

Net asset value, end of period.....   $ 13.164         $ 12.966        $ 13.223         $ 12.989        $ 12.382         $ 11.891
                                      ========         ========        ========         ========        ========         ========

Total return(5)....................      3.04%            5.30%           7.28%           10.13%           9.18%           10.89%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)..........................   $919,576         $898,105        $855,329         $770,020        $556,894         $337,187
Ratio of expenses to average net
 assets............................      0.42%            0.42%           0.44%            0.44%           0.53%            0.55%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly...........      0.42%            0.42%           0.44%            0.46%           0.53%            0.55%
Ratio of net investment income to
 average net assets................      4.32%            4.31%           4.13%            5.29%           5.96%            6.55%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly........................      4.32%            4.31%           4.13%            5.27%           5.96%            6.55%
Portfolio turnover.................       315%             329%            652%             612%            712%             167%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Bond Fund, Inc. was merged into the Bond Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Bond Fund, Inc.

(3)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                 Bond Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                            BOND FUND SERVICE CLASS

                                                        SIX MONTHS
                                                           ENDED             YEAR          5/15/03(2)
                                                        6/30/05(1)          ENDED              TO
                                                        (UNAUDITED)        12/31/04         12/31/03
                                                        ---------------------------------------------
Net asset value, beginning of period..................   $ 12.966          $ 13.222          $13.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)..............................      0.264             0.534            0.323
Net realized and unrealized gain (loss) on
 investments..........................................      0.110             0.103           (0.121)
                                                         --------          --------          -------
Total from investment operations......................      0.374             0.637            0.202
                                                         --------          --------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................................     (0.056)           (0.501)          (0.561)
Net realized gain on investments......................     (0.132)           (0.392)          (0.119)
                                                         --------          --------          -------
Total dividends and distributions.....................     (0.188)           (0.893)          (0.680)
                                                         --------          --------          -------

Net asset value, end of period........................   $ 13.152          $ 12.966          $13.222
                                                         ========          ========          =======
Total return(4).......................................      2.91%             5.05%            1.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............   $286,494          $201,444          $41,918
Ratio of expenses to average net assets...............      0.67%             0.67%            0.69%
Ratio of net investment income to average net
 assets...............................................      4.07%             4.06%            3.84%
Portfolio turnover....................................       315%              329%             652%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                                 Bond Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts are valued at daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005, were $5,306. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $222,116.

Pursuant to a Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these support services amounted to $16,093.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The

                                 Bond Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $340,324
Accounting and Administration Fees Payable to DSC...........    69,110
Administration Fees Payable to Lincoln Life.................     2,038
Distribution Fees Payable to the Companies..................    57,379

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $761,274,385 and sales of $768,552,789 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2005, the Fund made purchases of $1,047,225,678 and sales of $936,711,930 of long-term U.S. government securities.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $1,187,750,439. At June 30, 2005, net unrealized appreciation was $22,896,313, of which $26,650,920 related to unrealized appreciation of investments and $3,754,607 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                          SIX MONTHS
                                             ENDED           YEAR ENDED
                                           6/30/05*           12/31/04
                                          -----------        -----------
Ordinary income.........................  $11,396,627        $62,514,962
Long-term capital gain..................    5,558,404          7,305,114
                                          -----------        -----------
Total...................................  $16,955,031        $69,820,076
                                          ===========        ===========

------------------
*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..........................   $1,155,505,005
Undistributed ordinary income..........................       26,632,283
Undistributed long-term capital gain...................        1,036,595
Unrealized appreciation of investments.................       22,896,313
                                                          --------------
Net assets.............................................   $1,206,070,196
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

  UNDISTRIBUTED            ACCUMULATED
  NET INVESTMENT           NET REALIZED
      INCOME               GAIN (LOSS)
  --------------           ------------
    $(110,902)               $110,902

                                 Bond Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED              ENDED
                                                6/30/05           12/31/04
                                               ----------        -----------
Shares sold:
 Standard Class..............................  4,995,004          11,947,874
 Service Class...............................  6,923,078          13,175,236
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................  1,017,977           4,773,730
 Service Class...............................    291,776             698,844
                                               ----------        -----------
                                               13,227,835         30,595,684
                                               ----------        -----------
Shares repurchased:
 Standard Class..............................  (5,423,156)       (12,142,765)
 Service Class...............................   (968,141)         (1,507,831)
                                               ----------        -----------
                                               (6,391,297)       (13,650,596)
                                               ----------        -----------
Net increase.................................  6,836,538          16,945,088
                                               ==========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Financial Futures Contracts--The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

7. CREDIT AND MARKET RISK
The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 11.49% of total net assets. Rule 144A securities comprising 1.28% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Statement of Net Assets.

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

                                 Bond Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                 Bond Fund- 19

                           CAPITAL APPRECIATION FUND

                                  [JANUS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Capital Appreciation Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- CAPITAL APPRECIATION FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $  978.50      0.75%        $3.68
Service Class                    1,000.00      977.30      1.00%         4.90
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,021.08      0.75%        $3.76
Service Class                    1,000.00    1,019.84      1.00%         5.01
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                          Capital Appreciation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.68%
------------------------------------------------------------------------
Aerospace & Defense                                             7.55%
Automobiles & Automotive Parts                                  0.63%
Banking                                                         0.47%
Building & Materials                                            2.96%
Cable, Media & Publishing                                      10.70%
Chemicals                                                       0.52%
Computers & Technology                                          7.09%
Consumer Products                                               3.65%
Consumer Services                                               0.92%
Electronics & Electrical Equipment                              9.48%
Energy                                                          5.94%
Farming & Agricultural                                          0.18%
Finance                                                         1.72%
Food, Beverage & Tobacco                                        2.71%
Healthcare & Pharmaceuticals                                   15.01%
Industrial Machinery                                            3.23%
Insurance                                                       1.23%
Leisure, Lodging & Entertainment                                2.16%
Metals & Mining                                                 1.60%
Packaging & Containers                                          0.42%
Retail                                                          7.84%
Telecommunications                                             10.13%
Textiles, Apparel & Furniture                                   1.88%
Transportation & Shipping                                       1.36%
Utilities                                                       0.30%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                1.67%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.35%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.35%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                          Capital Appreciation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK-99.68%
    AEROSPACE & DEFENSE-7.55%
    Boeing.................................      249,195   $   16,446,871
    British Aerospace (Great Britain)......      265,116        1,364,461
    General Dynamics.......................       32,165        3,523,354
    Honeywell International................      172,090        6,303,657
    Lockheed Martin........................      215,620       13,987,269
    Smiths Industries (Great Britain)......      125,386        2,065,694
                                                           --------------
                                                               43,691,306
                                                           --------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.63%
    Autoliv................................       45,455        1,990,929
    Bayerische Motoren Werke (Germany).....       36,687        1,669,084
                                                           --------------
                                                                3,660,013
                                                           --------------
    BANKING-0.47%
    UBS....................................       34,855        2,713,462
                                                           --------------
                                                                2,713,462
                                                           --------------
    BUILDING & MATERIALS-2.96%
    D.R. Horton............................      102,408        3,851,565
    Masco..................................      165,725        5,263,426
  + NVR....................................        3,825        3,098,250
    Pulte Homes............................       57,995        4,886,079
                                                           --------------
                                                               17,099,320
                                                           --------------
    CABLE, MEDIA & PUBLISHING-10.70%
    British Sky Broadcasting (Great
     Britain)..............................      215,070        2,032,673
  + Comcast Special Class A................      995,700       29,821,215
  + Lamar Advertising......................       36,555        1,563,457
  + Time Warner............................    1,210,107       20,220,888
  + Univision Communications Class A.......      301,272        8,300,044
                                                           --------------
                                                               61,938,277
                                                           --------------
    CHEMICALS-0.52%
    Lyondell Chemical......................       84,205        2,224,697
    Syngenta ADR...........................       37,155          757,590
                                                           --------------
                                                                2,982,287
                                                           --------------
    COMPUTERS & TECHNOLOGY-7.09%
    Adobe Systems..........................      107,745        3,083,662
  + Citrix Systems.........................       34,170          740,122
  + Dell...................................       74,545        2,945,273
  + eBay...................................      114,375        3,775,519
  + Electronic Arts........................       55,715        3,154,026
  + EMC....................................      300,490        4,119,718
    First Data.............................       55,435        2,225,161
  + InterActiveCorp........................      134,835        3,242,782
  + NAVTEQ.................................       66,755        2,481,951
  + Oracle.................................      179,470        2,369,004
    SAP ADR................................       75,235        3,257,676
  + Yahoo..................................      277,700        9,622,304
                                                           --------------
                                                               41,017,198
                                                           --------------

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    CONSUMER PRODUCTS-3.65%
    Esprit Holdings (Hong Kong)............      340,000   $    2,451,746
    Procter & Gamble.......................      294,910       15,556,502
    Reckitt Benckiser (Great Britain)......      105,140        3,088,493
                                                           --------------
                                                               21,096,741
                                                           --------------
    CONSUMER SERVICES-0.92%
    ARAMARK Class B........................       49,260        1,300,464
  + Iron Mountain..........................        9,775          303,221
    Paychex................................      114,910        3,739,171
                                                           --------------
                                                                5,342,856
                                                           --------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-9.48%
    General Electric.......................      150,860        5,227,299
    Intel..................................      194,310        5,063,719
    Koninklijke Philips Electronics ADR....      165,565        4,170,582
    Linear Technology......................      392,545       14,402,476
    Maxim Integrated Products..............      482,335       18,430,021
    Sony ADR...............................       70,925        2,442,657
    Texas Instruments......................      182,605        5,125,722
                                                           --------------
                                                               54,862,476
                                                           --------------
    ENERGY-5.94%
    Amerada Hess...........................       22,510        2,397,540
    Apache.................................       90,300        5,833,380
    EOG Resources..........................       76,380        4,338,384
    Exxon Mobil............................      108,770        6,251,012
    Halliburton............................       65,020        3,109,256
    Schlumberger Limited...................       91,945        6,982,303
    Suncor Energy..........................       43,225        2,045,407
  + Transocean.............................       63,675        3,436,540
                                                           --------------
                                                               34,393,822
                                                           --------------
    FARMING & AGRICULTURAL-0.18%
    Monsanto...............................       17,000        1,068,790
                                                           --------------
                                                                1,068,790
                                                           --------------
    FINANCE-1.72%
    Citigroup..............................       74,960        3,465,401
    Merrill Lynch..........................       48,265        2,655,058
    Morgan Stanley.........................       42,715        2,241,256
    T. Rowe Price Group....................       25,625        1,604,125
                                                           --------------
                                                                9,965,840
                                                           --------------
    FOOD, BEVERAGE & TOBACCO-2.71%
    Diageo ADR.............................       50,245        2,979,529
    PepsiCo................................       63,130        3,404,601
    Sysco..................................       45,795        1,657,321
    Whole Foods Market.....................       48,795        5,772,448
    Wrigley, (Wm) Jr.......................       26,980        1,857,303
                                                           --------------
                                                               15,671,202
                                                           --------------
    HEALTHCARE & PHARMACEUTICALS-15.01%
    Alcon..................................       94,350       10,317,172
  + Amgen..................................       70,850        4,283,591
  + Caremark Rx............................      206,115        9,176,239

                          Capital Appreciation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
  + Celgene................................       56,595   $    2,307,378
  + Coventry Health Care...................       51,045        3,611,434
  + Genentech..............................       35,535        2,852,750
  + Gilead Sciences........................       91,380        4,019,806
    HCA....................................       99,260        5,625,064
    Johnson & Johnson......................       39,455        2,564,575
    Lilly (Eli)............................      204,725       11,405,229
    Medtronic..............................       54,845        2,840,423
  + Patterson Dental.......................       94,245        4,248,565
    Sanofi-Aventis ADR.....................       59,445        2,436,651
  + St.JudeMedical.........................       30,180        1,316,150
    Stryker................................       67,360        3,203,642
    Synthes (Switzerland)..................       12,355        1,356,336
    Teva Pharmaceutical Industries ADR.....      111,990        3,487,369
    UnitedHealth Group.....................      165,170        8,611,964
  + Varian Medical Systems.................       53,610        2,001,261
    Wyeth..................................       26,960        1,199,720
                                                           --------------
                                                               86,865,319
                                                           --------------
    INDUSTRIAL MACHINERY-3.23%
    Pentair................................       43,650        1,868,657
    Precision Castparts....................       44,445        3,462,266
    Tyco International.....................      456,075       13,317,389
                                                           --------------
                                                               18,648,312
                                                           --------------
    INSURANCE-1.23%
    Berkley (W.R.).........................       97,904        3,493,215
    MBIA...................................       60,740        3,602,489
                                                           --------------
                                                                7,095,704
                                                           --------------
    LEISURE, LODGING & ENTERTAINMENT-2.16%
    Carnival...............................      118,170        6,446,174
    Harley-Davidson........................       57,440        2,849,024
    Harrah's Entertainment.................       44,405        3,200,268
                                                           --------------
                                                               12,495,466
                                                           --------------
    METALS & MINING-1.60%
    Cia Vale do Rio Doce ADR...............      260,365        7,623,487
    Inco...................................       43,520        1,642,880
                                                           --------------
                                                                9,266,367
                                                           --------------
    PACKAGING & CONTAINERS-0.42%
    Ball...................................       67,490        2,426,940
                                                           --------------
                                                                2,426,940
                                                           --------------

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    RETAIL-7.84%
    Abercrombie & Fitch Class A............       45,920   $    3,154,704
    Best Buy...............................       78,675        5,393,171
    Costco Wholesale.......................       33,200        1,488,024
    Lowe's.................................      137,630        8,012,819
    Penney (J.C.)..........................       71,620        3,765,780
    Staples................................      179,422        3,825,277
    Walgreen...............................      429,235       19,740,517
                                                           --------------
                                                               45,380,292
                                                           --------------
    TELECOMMUNICATIONS-10.13%
  + Cisco Systems..........................    1,550,302       29,626,271
  + Corning................................      526,530        8,750,929
  + Juniper Networks.......................      203,805        5,131,810
    Nokia ADR..............................      451,900        7,519,616
  + Research In Motion.....................      102,960        7,593,300
                                                           --------------
                                                               58,621,926
                                                           --------------
    TEXTILES, APPAREL & FURNITURE-1.88%
    Burberry Group (Great Britain).........      387,871        2,811,067
  + Coach..................................       69,595        2,336,304
    NIKE Class B...........................       66,430        5,752,838
                                                           --------------
                                                               10,900,209
                                                           --------------
    TRANSPORTATION & SHIPPING-1.36%
  + JetBlue Airways........................       34,150          698,026
    United Parcel Service Class B..........      103,720        7,173,275
                                                           --------------
                                                                7,871,301
                                                           --------------
    UTILITIES-0.30%
  + AES....................................      104,740        1,715,641
                                                           --------------
                                                                1,715,641
                                                           --------------
    TOTAL COMMON STOCK
     (COST $457,498,342)...................                   576,791,067
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
 =/ COMMERCIAL PAPER-1.67%
    Prudential Funding
     3.25% 7/1/05..........................  $ 9,700,000        9,700,000
                                                           --------------
    TOTAL COMMERCIAL PAPER
     (COST $9,700,000).....................                     9,700,000
                                                           --------------

                          Capital Appreciation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-101.35% (COST
 $467,198,342)..............................................  $ 586,491,067
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.35%).....     (7,838,324)
                                                              -------------
NET ASSETS APPLICABLE TO 33,451,543 SHARES
 OUTSTANDING-100.00%........................................  $ 578,652,743
                                                              =============
NET ASSET VALUE-CAPITAL APPRECIATION FUND STANDARD CLASS
 ($569,159,866) / 32,899,897 SHARES)........................        $17.300
                                                              =============
NET ASSET VALUE-CAPITAL APPRECIATION FUND SERVICE CLASS
 ($9,492,877 / 551,646 SHARES)..............................        $17.208
                                                              =============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization -- no par).......................................................  $ 841,683,598
Undistributed net investment income.........................        579,569
Accumulated net realized loss on investments................   (383,553,383)
Net unrealized appreciation of investments and foreign
 currencies.................................................    119,942,959
                                                              -------------
Total net assets............................................  $ 578,652,743
                                                              =============

------------------
 +Non-income producing security for the period ended June 30, 2005.

=/The interest rate shown is the effective yield at time of purchase.

ADR-American Depositary Receipts

The following foreign currency exchange contracts were outstanding at June 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                        VALUE OF CONTRACT
CONTRACTS TO DELIVER                          IN EXCHANGE FOR              AT 6/30/05               SETTLEMENT DATE
--------------------                          ---------------           -----------------           ---------------
(250,000) British Pounds                       US$  470,475               US$   447,681                 7/15/05
(850,000) British Pounds                       US$1,588,520               US$ 1,520,246                 8/19/05
(2,850,000) British Pounds                     US$5,202,960               US$ 5,087,571                 12/2/05
(5,365,000) European Monetary Units            US$6,739,046               US$ 6,495,580                 7/15/05
(425,000) European Monetary Units              US$  560,830               US$   515,734                  9/9/05
(45,000,000) Japanese Yen                      US$  422,020               US$   406,286                 7/15/05
(95,000,000) Japanese Yen                      US$  918,398               US$   862,606                  9/9/05
(890,000) Swiss Francs                         US$  742,774               US$   695,136                 7/15/05
(725,000) Swiss Francs                         US$  606,187               US$   567,874                 8/19/05

                                       UNREALIZED
CONTRACTS TO DELIVER                  APPRECIATION
--------------------                 --------------
(250,000) British Pounds                $ 22,794
(850,000) British Pounds                  68,274
(2,850,000) British Pounds               115,389
(5,365,000) European Monetary Units      243,466
(425,000) European Monetary Units         45,096
(45,000,000) Japanese Yen                 15,734
(95,000,000) Japanese Yen                 55,792
(890,000) Swiss Francs                    47,638
(725,000) Swiss Francs                    38,313
                                     --------------
                                        $652,496
                                     ==============

(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                          Capital Appreciation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  2,867,352
Interest................................................       121,943
Foreign tax withheld....................................       (83,795)
                                                          ------------
                                                             2,905,500
                                                          ------------
EXPENSES:
Management fees.........................................     2,222,750
Accounting and administration expenses..................       155,296
Reports and statements to shareholders..................        43,465
Custodian fees..........................................        25,054
Professional fees.......................................        17,421
Distribution expenses-Service Class.....................         8,209
Trustees' fees..........................................         6,432
Other...................................................        19,519
                                                          ------------
                                                             2,498,146
Less expenses waived....................................      (235,031)
Less expense paid indirectly............................        (4,074)
                                                          ------------
Total expenses..........................................     2,259,041
                                                          ------------
NET INVESTMENT INCOME...................................       646,459
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments............................................    34,733,456
 Foreign currencies.....................................       143,888
                                                          ------------
Net realized gain.......................................    34,877,344
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies ....................   (50,218,887)
                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
 FOREIGN CURRENCIES.....................................   (15,341,543)
                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $(14,695,084)
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/05       YEAR ENDED
                                           (UNAUDITED)      12/31/04
                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income (loss).............  $    646,459   $    (395,457)
Net realized gain on investments and
 foreign currencies......................    34,877,344      40,686,177
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies..................   (50,218,887)     (8,567,281)
                                           ------------   -------------
Net increase (decrease) in net assets
 resulting from operations...............   (14,695,084)     31,723,439
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................     5,024,470      22,625,025
 Service Class...........................     6,326,042       3,589,890
                                           ------------   -------------
                                             11,350,512      26,214,915
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (80,613,583)   (184,324,897)
 Service Class...........................      (586,182)       (418,887)
                                           ------------   -------------
                                            (81,199,765)   (184,743,784)
                                           ------------   -------------
Decrease in net assets derived from
 capital share transactions..............   (69,849,253)   (158,528,869)
                                           ------------   -------------
NET DECREASE IN NET ASSETS...............   (84,544,337)   (126,805,430)
NET ASSETS:
Beginning of period......................   663,197,080     790,002,510
                                           ------------   -------------
End of period (including accumulated net
 investment income (loss) of $579,569 and
 $(210,778), respectively)...............  $578,652,743   $ 663,197,080
                                           ============   =============

                             See accompanying notes

                          Capital Appreciation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                CAPITAL APPRECIATION FUND STANDARD CLASS
                                       SIX MONTHS
                                          ENDED
                                       6/30/05(1)                                      YEAR ENDED
                                       (UNAUDITED)      12/31/04      12/31/03(2)       12/31/02        12/31/01        12/31/00
                                       ------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..............................   $ 17.680        $ 16.793        $ 12.678        $ 17.358       $   25.345      $   31.466

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(3)......      0.019          (0.009)         (0.014)         (0.032)          (0.035)         (0.047)
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies..........................    (0.399)           0.896           4.129          (4.648)          (6.035)         (4.694)
                                        --------        --------        --------        --------       ----------      ----------
Total from investment operations.....    (0.380)           0.887           4.115          (4.680)          (6.070)         (4.741)
                                        --------        --------        --------        --------       ----------      ----------
LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments.....         --              --              --              --           (1.917)         (1.380)
                                        --------        --------        --------        --------       ----------      ----------
Total dividends and distributions....         --              --              --              --           (1.917)         (1.380)
                                        --------        --------        --------        --------       ----------      ----------
Net asset value, end of period.......   $ 17.300        $ 17.680        $ 16.793        $ 12.678       $   17.358      $   25.345
                                        ========        ========        ========        ========       ==========      ==========
Total return(4)......................    (2.15%)           5.28%          32.45%        (26.96%)         (25.88%)        (15.85%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)............................   $569,160        $659,385        $789,544        $678,243       $1,125,648      $1,689,681
Ratio of expenses to average net
 assets..............................      0.75%           0.80%           0.82%           0.80%            0.78%           0.76%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.............      0.83%           0.81%           0.82%           0.80%            0.78%           0.76%
Ratio of net investment income (loss)
 to average net assets...............      0.22%         (0.06%)         (0.10%)         (0.21%)          (0.18%)         (0.15%)
Ratio of net investment income (loss)
 to average net assets prior to fees
 waived and expense paid
 indirectly..........................      0.14%         (0.07%)         (0.10%)         (0.21%)          (0.18%)         (0.15%)
Portfolio turnover...................        79%             33%             21%             27%              48%             62%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Capital Appreciation Fund, Inc. was merged into the Capital Appreciation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Capital Appreciation Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                          Capital Appreciation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                    CAPITAL APPRECIATION FUND SERVICE CLASS

                                                       SIX MONTHS
                                                          ENDED                             5/15/03(2)
                                                       6/30/05(1)         YEAR ENDED            TO
                                                       (UNAUDITED)         12/31/04          12/31/03
                                                       -----------------------------------------------
Net asset value, beginning of period.................    $17.608           $16.766            $14.021

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)...............................    (0.003)            (0.051)            (0.036)
Net realized and unrealized gain (loss) on
 investments and foreign currencies..................    (0.397)             0.893              2.781
                                                         -------           -------            -------
Total from investment operations.....................    (0.400)             0.842              2.745
                                                         -------           -------            -------

Net asset value, end of period.......................    $17.208           $17.608            $16.766
                                                         =======           =======            =======
Total return(4)......................................    (2.27%)             5.02%             19.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..............    $ 9,493           $ 3,812            $   458
Ratio of expenses to average net assets..............      1.00%             1.05%              1.06%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly..................      1.08%             1.06%              1.06%
Ratio of net investment loss to average net assets...    (0.03%)           (0.31%)            (0.37%)
Ratio of net investment loss to average net assets
 prior to fees waived and expense paid indirectly....    (0.11%)           (0.32%)            (0.37%)
Portfolio turnover...................................        79%               33%             21%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                          Capital Appreciation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Capital Appreciation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term growth of capital in a manner consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. As of June 30, 2005, the Fund had not earned any income under the program.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005, were $4,074. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC).

                          Capital Appreciation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Effective May 1, 2005, DMC has contractually agreed to waive a portion of its advisory fee through April 30, 2006. The waiver amount is 0.15% on the first $100 million of average daily net assets of the Fund, 0.10% on the next $150 million, 0.15% on the next $250 million, 0.10% on the next $250 million, 0.15% on the next $750 million and 0.20% of average daily net assets in excess of $1.5 billion. For the period November 1, 2004 to May 1, 2005, the waiver amount was 0.10% on the first $100 million of average daily net assets of the Fund, 0.05% on the next $400 million, 0.025% on the next $500 million, 0.05% on the next $500 million and 0.10% on the average daily net assets in excess of $1.5 billion.

Janus Capital Management LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $250 million of the Fund's average daily net assets, 0.35% of the next $500 million of the Fund's average daily net assets, 0.30% of the next $750 million of the Fund's average daily net assets and 0.25% of the excess of the Fund's average daily net assets over $1.5 billion. Prior to May 1, 2005 the rates were 0.45% for the first $500 million of the Fund's average daily net assets, 0.425% of the next $500 million of the Fund's average daily net assets, 0.40% of the next $500 million of the Fund's average daily net assets and 0.35% of the excess of the Fund's average daily net assets over $1.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $125,704.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these support services amounted to $17,094.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $474,855
Accounting and Administration Fees Payable to DSC...........     7,845
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     1,914

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $234,949,733 and sales of $291,282,261 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $467,312,601. At June 30, 2005, net unrealized appreciation was $119,178,466, of which $127,997,108 related to unrealized appreciation of investments and $8,818,642 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...............................  $ 841,683,598
Undistributed ordinary income...............................      1,232,065
Capital loss carryforwards..................................   (383,439,124)
Unrealized appreciation of investments and foreign
 currencies.................................................    119,176,204
                                                              -------------
Net assets..................................................  $ 578,652,743
                                                              =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of forward foreign currency contracts for tax purposes.

                         Capital Appreciation Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanents book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

                            ACCUMULATED
  UNDISTRIBUTED NET        NET REALIZED
  INVESTMENT INCOME         GAIN (LOSS)
  -----------------        -------------
      $143,888              $ (143,888)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $264,303,499 expires in 2009, $123,927,079 expires in 2010 and $29,942,002 expires in 2011.

For the six months ended June 30, 2005, the Fund had capital gains of $34,733,456 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/05           12/31/04
                                           ----------        -----------
Shares sold:
 Standard Class..........................    290,504           1,374,302
 Service Class...........................    369,329             214,297
                                           ----------        -----------
                                             659,833           1,588,599
                                           ----------        -----------
Shares repurchased:
 Standard Class..........................  (4,686,329)       (11,096,192)
 Service Class...........................    (34,182)            (25,135)
                                           ----------        -----------
                                           (4,720,511)       (11,121,327)
                                           ----------        -----------
Net decrease.............................  (4,060,678)        (9,532,728)
                                           ==========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENTS INFORMATION
Foreign Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At June 30, 2005, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the

                         Capital Appreciation Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. LINE OF CREDIT (CONTINUED)
Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Capital Appreciation Fund- 12

                                   CORE FUND

                            [SALOMON BROTHERS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Core Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- CORE FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
OTHER FUND INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST--
CORE FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005(1) to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                1/1/05(1)    6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,000.10      0.84%        $4.17
Service Class                    1,000.00      999.70      1.09%         5.40
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.63      0.84%        $4.21
Service Class                    1,000.00    1,019.39      1.09%         5.46
--------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(1) Commencement of operations was May 3, 2005. For purposes of this analysis, the Fund's annualized expense ratio was applied to the period January 1, 2005 to June 30, 2005. However, the ending account value for "Actual Fund Return" uses the performance since inception and is not annualized.

                                  Core Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   67.47%
------------------------------------------------------------------------
Communications                                                  0.26%
Consumer Durables                                               0.21%
Consumer Non-Durables                                           6.04%
Consumer Services                                               7.05%
Electronic Technology                                           5.21%
Energy Minerals                                                 5.97%
Finance                                                         8.65%
Health Technology                                               7.20%
Industrial Services                                             2.20%
Non-Energy Minerals                                             1.89%
Process Industries                                              2.38%
Producer Manufacturer                                           9.45%
Retail Trade                                                    3.74%
Technology Services                                             5.05%
Transportation                                                  1.43%
Utilities                                                       0.74%
------------------------------------------------------------------------
FEDERAL AGENCY (DISCOUNT NOTE)                                 28.11%
------------------------------------------------------------------------
EXCHANGE TRADED FUND                                            0.89%
------------------------------------------------------------------------
CLOSED END FUND                                                 0.58%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.05%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.95%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                  Core Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK-67.47%
    COMMUNICATIONS-0.26%
    Verizon Communications......................       150    $    5,183
    Vodafone Group ADR..........................       100         2,432
                                                              ----------
                                                                   7,615
                                                              ----------
    CONSUMER DURABLES-0.21%
    Hasbro......................................       300         6,237
                                                              ----------
                                                                   6,237
                                                              ----------
    CONSUMER NON-DURABLES-6.04%
    Coca-Cola...................................       270        11,273
  + Dean Foods..................................       200         7,048
    General Mills...............................       300        14,037
    Gillette....................................       300        15,189
    Heinz (H.J.)................................       400        14,168
    Hershey.....................................       100         6,210
    Kimberly-Clark..............................       300        18,777
    PepsiCo.....................................       700        37,751
    Procter & Gamble............................       500        26,375
  + TreeHouse Foods.............................        40         1,140
    Wrigley, (Wm) Jr............................       400        27,536
                                                              ----------
                                                                 179,504
                                                              ----------
    CONSUMER SERVICES-7.05%
  + Comcast Special Class A.....................       650        19,468
  + DIRECTV Group...............................       200         3,100
    Disney (Walt)...............................     1,700        42,805
    Fairmont Hotels & Resorts...................       400        13,932
    Gannett.....................................       400        28,452
    International Game Technology...............       200         5,630
  + Liberty Media Class A.......................       400         4,076
    Marcus......................................       300         6,366
    Meredith....................................       300        14,718
  + SBS Broadcasting............................       400        18,852
  + Time Warner.................................     2,100        35,091
    Viacom Class B..............................       525        16,811
                                                              ----------
                                                                 209,301
                                                              ----------
    ELECTRONIC TECHNOLOGY-5.21%
  + Cisco Systems...............................     1,500        28,665
  + EMC.........................................     1,400        19,194
  + Freescale Semiconductor Class B.............       450         9,531
    Hewlett-Packard.............................     1,000        23,510
    Intel.......................................       950        24,757
  + JDS Uniphase................................       900         1,368
  + Lucent Technologies.........................     1,900         5,529
    Motorola....................................       500         9,130
    Raytheon....................................       700        27,384
    Texas Instruments...........................       200         5,614
                                                              ----------
                                                                 154,682
                                                              ----------
    ENERGY MINERALS-5.97%
    Apache......................................       100         6,460
    BP ADR......................................       400        24,952
  + Cimarex Energy..............................       200         7,782
    EnCana......................................     1,100        43,549

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    ENERGY MINERALS (CONTINUED)
    Exxon Mobil.................................     1,400    $   80,458
    Suncor Energy...............................       300        14,196
                                                              ----------
                                                                 177,397
                                                              ----------
    FINANCE-8.65%
    Bank of America.............................       200         9,122
  + Berkshire Hathaway Class A..................         1        83,500
    Forest City Enterprises.....................       500        35,500
    Goldman Sachs Group.........................       100        10,202
    JPMorgan Chase..............................       600        21,192
    Merrill Lynch...............................       600        33,006
    St. Joe.....................................       200        16,308
    Tejon Ranch.................................       100         5,147
    Wells Fargo.................................       700        43,106
                                                              ----------
                                                                 257,083
                                                              ----------
    HEALTH TECHNOLOGY-7.20%
  + Amgen.......................................       400        24,184
    Bard (C.R.).................................       100         6,651
  + Biogen Idec.................................       200         6,890
  + Genentech...................................       100         8,028
  + Hospira.....................................       150         5,850
  + IDEXX Laboratories..........................       300        18,699
    Johnson & Johnson...........................       700        45,500
    Lilly (Eli).................................       300        16,713
    Medtronic...................................       300        15,537
    Novartis AG ADR.............................       100         4,744
    Pfizer......................................     1,500        41,370
    Teva Pharmaceutical Industries ADR..........       200         6,228
    Wyeth.......................................       300        13,350
                                                              ----------
                                                                 213,744
                                                              ----------
    INDUSTRIAL SERVICES-2.20%
    ENSCO International.........................       400        14,300
    Schlumberger................................       300        22,782
    Waste Management............................     1,000        28,340
                                                              ----------
                                                                  65,422
                                                              ----------
    NON-ENERGY MINERALS-1.89%
    Alcoa.......................................       450        11,759
    Newmont Mining..............................       500        19,515
    Rio Tinto ADR...............................       100        12,192
    Weyerhaeuser................................       200        12,730
                                                              ----------
                                                                  56,196
                                                              ----------
    PROCESS INDUSTRIES-2.38%
    Archer-Daniels-Midland......................       300         6,414
    Dow Chemical................................       300        13,359
    duPont (E.I.) deNemours.....................       600        25,806
    PPG Industries..............................       400        25,104
                                                              ----------
                                                                  70,683
                                                              ----------
    PRODUCER MANUFACTURER-9.45%
    3M..........................................     1,000        72,300
    American Power Conversion...................       300         7,077

                                  Core Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    PRODUCER MANUFACTURER (CONTINUED)
    Cooper Industries...........................       200    $   12,780
    General Electric............................     2,800        97,019
    Honeywell International.....................       500        18,315
    Masco.......................................       300         9,528
    Pitney Bowes................................       100         4,355
    Tyco International..........................       800        23,360
    United Technologies.........................       700        35,945
                                                              ----------
                                                                 280,679
                                                              ----------
    RETAIL TRADE-3.74%
  + Bed Bath & Beyond...........................       500        20,890
    Costco Wholesale............................       200         8,964
    Gap.........................................       400         7,900
    Home Depot..................................       600        23,340
  + InterActiveCorp.............................       300         7,215
    Wal-Mart Stores.............................       700        33,740
    Walgreen....................................       200         9,198
                                                              ----------
                                                                 111,247
                                                              ----------
    TECHNOLOGY SERVICES-5.05%
    Automatic Data Processing...................       500        20,985
    International Business Machines.............       300        22,260
    Microsoft...................................     3,600        89,424
  + Yahoo.......................................       500        17,325
                                                              ----------
                                                                 149,994
                                                              ----------
    TRANSPORTATION-1.43%
    Florida East Coast Industries...............       500        21,650
    United Parcel Service Class B...............       300        20,748
                                                              ----------
                                                                  42,398
                                                              ----------

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES-0.74%
    Cinergy.....................................       400    $   17,928
    KeySpan.....................................       100         4,070
                                                              ----------
                                                                  21,998
                                                              ----------
    TOTAL COMMON STOCK
     (COST $2,018,062)..........................               2,004,180
                                                              ----------
                                                  PRINCIPAL
                                                   AMOUNT
    FEDERAL AGENCY (DISCOUNT NOTE)-28.11%
 ## Federal Home Loan Discount Note 2.556%
     7/1/05.....................................  $835,000       835,000
                                                              ----------
    TOTAL FEDERAL AGENCY (DISCOUNT NOTE)
     (COST $835,000)............................                 835,000
                                                              ----------
                                                  NUMBER OF
                                                   SHARES
    EXCHANGE TRADED FUND-0.89%
    iShares MSCI Japan Index Fund...............     2,600        26,364
                                                              ----------
    TOTAL EXCHANGE TRADED FUND
     (COST $27,254).............................                  26,364
                                                              ----------
    CLOSED END FUND-0.58%
    Streettracks Gold Trust.....................       400        17,368
                                                              ----------
    TOTAL CLOSED END FUND
     (COST $17,001).............................                  17,368
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES-97.05% (COST $2,897,317)...   2,882,912
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.95%.......      87,568
                                                              ----------
NET ASSETS APPLICABLE TO 297,016 SHARES
 OUTSTANDING-100.00%........................................  $2,970,480
                                                              ==========
NET ASSET VALUE-CORE FUND STANDARD CLASS ($2,941,240 /
 294,091 SHARES)............................................     $10.001
                                                              ==========
NET ASSET VALUE-CORE FUND SERVICE CLASS ($29,240 / 2,925
 SHARES)....................................................      $9.997
                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $2,980,069
Undistributed net investment income.........................       4,075
Accumulated net realized gain on investments................         741
Net unrealized depreciation of investments..................     (14,405)
                                                              ----------
Total net assets............................................  $2,970,480
                                                              ==========

------------------
+Non-income producing security for the period ended June 30, 2005.

##Zero coupon security. The interest rate shown is the yield at the time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                                  Core Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND
STATEMENT OF OPERATIONS
May 3, 2005* to June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $  4,841
Interest....................................................     2,195
                                                              --------
                                                                 7,036
                                                              --------
EXPENSES:
Accounting and administration expenses......................    13,580
Management fees.............................................     2,426
Professional fees...........................................     1,950
Trustees' fees..............................................       592
Reports and statements to shareholders......................       500
Custodian fees..............................................       776
Distribution expenses -- Service Class......................         6
Other.......................................................       734
                                                              --------
                                                                20,564
Less expenses absorbed or waived............................   (17,165)
Less expense paid indirectly................................      (438)
                                                              --------
Total expenses..............................................     2,961
                                                              --------
NET INVESTMENT INCOME.......................................     4,075
                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments............................       741
Net change in unrealized appreciation/depreciation of
 investments................................................   (14,405)
                                                              --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.............   (13,664)
                                                              --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ (9,589)
                                                              ========

------------------
* Date of commencement of operations.

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              5/3/05*
                                                                TO
                                                              6/30/05
                                                            (UNAUDITED)
                                                            -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income.....................................  $    4,075
Net realized gain on investments..........................         741
Net change in unrealized appreciation/depreciation of
 investments..............................................     (14,405)
                                                            ----------
Net decrease in net assets resulting from operations......      (9,589)
                                                            ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................................   2,950,525
 Service Class............................................      29,554
                                                            ----------
                                                             2,980,079
                                                            ----------
Cost of shares repurchased:
 Service Class............................................         (10)
                                                            ----------
Increase in net assets derived from capital share
 transactions.............................................   2,980,069
                                                            ----------
NET INCREASE IN NET ASSETS................................   2,970,480
NET ASSETS:
Beginning of period.......................................          --
                                                            ----------
End of period (including undistributed net investment
 income of $4,075)........................................  $2,970,480
                                                            ==========

------------------
* Date of commencement of operations.

                             See accompanying notes

                                  Core Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                             CORE FUND STANDARD CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.019
Net realized and unrealized loss on investments............     (0.018)
                                                               -------
Total from investment operations...........................      0.001
                                                               -------

Net asset value, end of period.............................    $10.001
                                                               =======

Total return(3)............................................      0.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 2,941
Ratio of expenses to average net assets(4).................      0.84%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      5.73%
Ratio of net investment income to average net assets.......      1.16%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (3.73%)
Portfolio turnover.........................................        44%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.97%.

                             See accompanying notes

                                  Core Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                             CORE FUND SERVICE CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.015
Net realized and unrealized loss on investments............     (0.018)
                                                               -------

Total from investment operations...........................     (0.003)
                                                               -------

Net asset value, end of period.............................    $ 9.997
                                                               =======

Total return(3)............................................     (0.03%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $    29
Ratio of expenses to average net assets(4).................      1.09%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      5.98%
Ratio of net investment income to average net assets.......      0.91%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (3.98%)
Portfolio turnover.........................................        44%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.22%.

                             See accompanying notes

                                  Core Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Core Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund commenced operations on May 3, 2005.

The Fund's investment objective is long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the period ended June 30, 2005, were $438. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund.

Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 0.84% of average daily net assets. The Agreement will continue at least through September 1, 2006, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Salomon Brothers Asset Management, Inc. (the "Sub-Advisor"), a wholly owned subsidiary of Citigroup, Inc., is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $500 million of the Fund's average daily net assets and 0.35% of any excess of the Fund's average daily net assets over $500 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period ended June 30, 2005, fees for these services amounted to $10,315.

                                  Core Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period ended June 30, 2005, fees for these support services amounted to $1,182.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................   $ 1,317
Accounting and Administration Fees Payable to DSC...........    10,300
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................         4

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period* ended June 30, 2005, the Fund made purchases of $2,200,806 and sales of $139,231 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $2,898,193. At June 30, 2005, net unrealized depreciation was $15,281, of which $38,028 related to unrealized appreciation of investments and $53,309 related to unrealized depreciation of investments.

------------------
*Commenced operations on May 3, 2005.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the period ended June 30, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..............................  $2,980,069
Undistributed ordinary income..............................       5,692
Unrealized depreciation of investments.....................     (15,281)
                                                             ----------
Net assets.................................................  $2,970,480
                                                             ==========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                           PERIOD ENDED
                                                             6/30/05*
                                                           ------------
Shares sold:
 Standard Class..........................................    294,091
 Service Class...........................................      2,926
Shares repurchased:
 Service Class...........................................         (1)
                                                             -------
Net increase.............................................    297,016
                                                             =======

------------------
*Commenced operations on May 3, 2005.

                                  Core Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                 Core Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
OTHER FUND INFORMATION

On January 10 and 11, 2005, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the Core Fund and the appointment of an adviser and sub-adviser for the new Fund. Following presentations from Fund Management and two sub-advisory candidates, the Independent Trustees met in executive session to consider approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, and the sub-advisory agreement.

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, DMC, and each of the proposed sub-advisers. The materials provided by the proposed sub-advisers included information in connection with their respective in-person presentations. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. The Independent Trustees considered the following factors and reached the following conclusions with respect to their recommendations to the full Board of Trustees.

ADVISORY SERVICES

In evaluating the services to be provided by DMC to the Core Fund, they considered the nature, extent and quality of services provided by DMC for the existing series of funds of the Trust and concluded that DMC provided excellent performance at a reasonable cost. The Independent Trustees determined that the investment performance of the existing funds for which DMC served as adviser meets expectations. The Independent Trustees reviewed management fees and the proposed expense ratios (which would be subject to expense limitations with DMC or a Lincoln Financial Group entity absorbing expenses above the expense limitations) for the Fund compared to management fees and total expense ratio information of comparable Lipper peer group funds. They also considered the pro forma profitability to DMC and its affiliates with respect to the proposed Fund and concluded that DMC's fees were within an acceptable range. The Independent Trustees considered the expense limitations proposed by Fund Management and determined that economies of scale and breakpoints in the fee schedules for the proposed Fund would be reviewed in the future when the Fund had attracted assets. They reviewed services provided to the existing funds and advisory fees paid by other funds advised by DMC and comparative management fee and total expense ratio information for the proposed Fund and determined that the proposed advisory fees were reasonable for the services to be rendered. The Independent Trustees reviewed materials provided by DMC and noted that DMC has the ability to obtain research with soft dollars which may be used by the Fund and other clients of DMC and that DMC may enjoy increased business from fund shareholders who are familiar with the organization.

The Independent Trustees recommended that the full Board of Trustees approve the investment management agreement with DMC for the Core Fund, and the full Board concurred with the evaluation and recommendation of the Independent Trustees. On January 10, 2005, the full Board of Trustees approved (a) the selection of DMC as the Fund's investment adviser, (b) the investment management agreement with DMC, and (c) the advisory fees and any other amounts to be paid under the agreement.

SUB-ADVISORY SERVICES

The Independent Trustees considered written materials prepared by Fund Management comparing Salomon Brothers with another sub-advisory candidate in terms of performance, investment process, service offered and compliance, as well as written materials provided by and an in-person presentation by both candidates in considering the nature, extent and quality of services to be provided. Based on the materials provided by the other sub-advisory candidate and the other candidate's in-person presentation, the Independent Trustees determined not to recommend approval of a sub-advisory agreement with that candidate. The Independent Trustees reviewed materials describing the services that Salomon Brothers would provide and Fund Management's analysis of Salomon's capabilities, and the Independent Trustees concluded that Salomon Brothers was qualified to provide the proposed sub-advisory services. In determining that the past investment performance of Salomon Brothers provided better than average return at lower risk, the Independent Trustees reviewed the investment performance of the Smith Barney Appreciation Fund managed by Salomon Brothers compared to the S&P 500 Index and the performance of the comparable Lipper peer group funds. The Independent Trustees reviewed comparative Lipper peer group expense information, the fee charged by Salomon Brothers to its retail equivalent fund and considered that the proposed sub-advisory fee includes breakpoints in determining that the costs were reasonable for the services to be provided.

The Independent Trustees recommended that the full Board approve the sub-advisory agreement with Salomon Brothers for the Core Fund, and the full Board concurred with the evaluation and recommendation of the Independent Trustees. On January 11, 2005, the full Board of Trustees approved (a) the selection of Salomon Brothers as the fund's sub-adviser, (b) the sub-advisory agreement with Salomon Brothers, and (c) the sub-advisory fees and any other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                 Core Fund- 11

                               EQUITY-INCOME FUND

                          [FIDELITY INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Equity-Income Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- EQUITY-INCOME FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $  983.30      0.80%        $3.93
Service Class                    1,000.00      982.10      1.05%         5.16
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.83      0.80%        $4.01
Service Class                    1,000.00    1,019.59      1.05%         5.26
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                             Equity-Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.47%
------------------------------------------------------------------------
Aerospace & Defense                                             0.58%
Automobiles & Automotive Parts                                  0.15%
Banking                                                        14.70%
Cable, Media & Publishing                                       7.44%
Chemicals                                                       2.98%
Computers & Technology                                          2.52%
Consumer Products                                               1.16%
Electronics & Electrical Equipment                             12.09%
Energy                                                         10.07%
Environmental Services                                          0.23%
Finance                                                        10.08%
Food, Beverage & Tobacco                                        4.11%
Healthcare & Pharmaceuticals                                    6.48%
Home Builders                                                   0.31%
Industrial Machinery                                            1.93%
Insurance                                                       4.11%
Metals & Mining                                                 0.08%
Real Estate                                                     4.86%
Retail                                                          6.53%
Telecommunications                                              4.71%
Transportation & Shipping                                       1.63%
Utilities                                                       2.72%
------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK                                     0.37%
------------------------------------------------------------------------
Insurance                                                       0.37%
------------------------------------------------------------------------
CONVERTIBLE BOND                                                0.05%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                0.49%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.38%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.38%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                             Equity-Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK-99.47%
    AEROSPACE & DEFENSE-0.58%
    Boeing....................................      16,400   $  1,082,400
    Lockheed Martin...........................      24,770      1,606,830
    Northrop Grumman..........................      33,000      1,823,250
                                                             ------------
                                                                4,512,480
                                                             ------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.15%
    Dana......................................      49,300        739,993
    Lear......................................      10,900        396,542
                                                             ------------
                                                                1,136,535
                                                             ------------
    BANKING-14.70%
    Bank of America...........................     466,000     21,254,259
    Bank of Hawaii............................      11,000        558,250
    BB&T......................................      11,000        439,670
    Cathay Bancorp............................      57,600      1,941,696
    East-West Bancorp.........................     163,800      5,502,042
    Golden West Financial.....................     106,900      6,882,222
    Hudson City Bancorp.......................     209,700      2,392,677
    J.P. Morgan Chase.........................     503,436     17,781,360
    Marshall & Ilsley.........................      11,000        488,950
    Mellon Financial..........................      50,700      1,454,583
    North Fork Bancorporation.................     115,300      3,238,777
    Northern Trust............................     145,800      6,647,022
    State Street..............................      45,100      2,176,075
    SunTrust Banks............................     105,182      7,598,348
    Synovus Financial.........................      11,000        315,370
    UCBH Holdings.............................     155,669      2,528,065
    UnionBanCal...............................      24,700      1,652,924
    US Bancorp................................     104,400      3,048,480
    Wachovia..................................     239,000     11,854,400
    Wells Fargo...............................     260,100     16,016,958
                                                             ------------
                                                              113,772,128
                                                             ------------
    CABLE, MEDIA & PUBLISHING-7.44%
  + Comcast Special Class A...................     130,200      3,899,490
    Disney (Walt).............................     120,600      3,036,708
    Gannett...................................     105,500      7,504,215
    New York Times............................     251,400      7,831,110
    News Corporate Limited ADR Class B........   1,330,800     22,437,288
    Omnicom Group.............................      13,400      1,070,124
    Scripps (E.W.)............................      16,400        800,320
  + Time Warner...............................     416,400      6,958,044
  + Univision Communications Class A..........      46,700      1,286,585
  + XM Satellite Radio Holdings Class A.......      80,944      2,724,575
                                                             ------------
                                                               57,548,459
                                                             ------------
    CHEMICALS-2.98%
    Eastman Chemical..........................     182,600     10,070,390
  + FMC.......................................     108,900      6,113,646
    Fuller (H.B.).............................      26,700        909,402
    Lubrizol..................................     102,600      4,310,226
    Praxair...................................      35,700      1,663,620
                                                             ------------
                                                               23,067,284
                                                             ------------

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY-2.52%
  + Apple Computer............................      19,200   $    706,752
    Computer Associates International.........          36            989
    International Business Machines...........      18,900      1,402,380
    Microsoft.................................     599,100     14,881,644
  + NCR.......................................      32,900      1,155,448
  + Yahoo.....................................      38,500      1,334,025
                                                             ------------
                                                               19,481,238
                                                             ------------
    CONSUMER PRODUCTS-1.16%
    Colgate-Palmolive.........................      27,600      1,377,516
    Procter & Gamble..........................     137,718      7,264,625
  + Tempur-Pedic International................      16,500        365,970
                                                             ------------
                                                                9,008,111
                                                             ------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-12.09%
    American Power Conversion.................      41,159        970,941
    Analog Devices............................     210,800      7,864,948
    Applied Materials.........................     341,400      5,523,852
  + Arrow Electronics.........................      68,500      1,860,460
  + Avnet.....................................     104,800      2,361,144
  + Axcelis Technologies......................     244,800      1,679,328
  + Cirrus Logic..............................     140,688        747,053
  + FormFactor................................      14,200        375,164
  + Freescale Semiconductor Class B...........     201,514      4,268,067
    General Electric..........................     590,930     20,475,724
    Intel.....................................     478,100     12,459,286
    KLA-Tencor................................     213,400      9,325,580
  + Lam Research..............................     178,900      5,177,366
  + MKS Instruments...........................     171,300      2,893,257
    National Semiconductor....................     436,900      9,624,907
  + Novellus Systems..........................     124,200      3,068,982
  + Varian....................................      44,400      1,677,876
  + Varian Semiconductor Equipment
     Associates...............................      85,300      3,156,100
                                                             ------------
                                                               93,510,035
                                                             ------------
    ENERGY-10.07%
    Baker Hughes..............................      19,200        982,272
    BP ADR....................................      90,400      5,639,152
    El Paso Energy............................     216,500      2,494,080
    Exxon Mobil...............................     708,900     40,740,483
    Halliburton...............................     235,800     11,275,956
    Schlumberger Limited......................      98,600      7,487,684
    Total ADR.................................      79,400      9,277,890
                                                             ------------
                                                               77,897,517
                                                             ------------
    ENVIRONMENTAL SERVICES-0.23%
    Waste Management..........................      63,000      1,785,420
                                                             ------------
                                                                1,785,420
                                                             ------------
    FINANCE-10.08%
    American Capital Strategies...............      79,500      2,870,745
    American Express..........................     150,700      8,021,761
    Citigroup.................................     495,198     22,893,003
    Countrywide Financial.....................      21,900        845,559

                             Equity-Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    FINANCE (CONTINUED)
    Fannie Mae................................      64,700   $  3,778,480
    Freddie Mac...............................      43,900      2,863,597
    Goldman Sachs Group.......................      16,400      1,673,128
    Janus Capital Group.......................     170,100      2,558,304
    Legg Mason................................      21,925      2,282,612
    Lehman Brothers Holdings..................      41,200      4,090,336
    Merrill Lynch.............................     165,600      9,109,656
    Nuveen Investments........................      76,000      2,859,120
    SLM.......................................     277,500     14,097,000
                                                             ------------
                                                               77,943,301
                                                             ------------
    FOOD, BEVERAGE & TOBACCO-4.11%
    Altria Group..............................     155,900     10,080,494
    Anheuser-Busch............................      32,900      1,505,175
    Campbell Soup.............................      74,100      2,280,057
    Coca-Cola.................................     355,900     14,858,825
    Coca-Cola Enterprises.....................      49,300      1,085,093
    Diageo ADR................................      19,200      1,138,560
    Smucker (J.M.)............................      17,700        830,838
                                                             ------------
                                                               31,779,042
                                                             ------------
    HEALTHCARE & PHARMACEUTICALS-6.48%
    Abbott Laboratories.......................     106,900      5,239,169
    Aetna.....................................      16,400      1,358,248
  + Amgen.....................................      44,100      2,666,286
  + Amylin Pharmaceuticals....................      65,700      1,375,101
  + Health Net................................      76,800      2,930,688
  + Hospira...................................      87,700      3,420,300
    Medtronic.................................      27,400      1,419,046
    Merck.....................................      82,100      2,528,680
    Mylan Laboratories........................      54,800      1,054,352
    Pfizer....................................     529,200     14,595,336
    Roche Holding ADR.........................      63,400      4,013,537
    Schering-Plough...........................      52,000        991,120
    UnitedHealth Group........................      56,000      2,919,840
    Wyeth.....................................     127,000      5,651,500
                                                             ------------
                                                               50,163,203
                                                             ------------
    HOME BUILDERS-0.31%
    Monaco Coach..............................      41,200        708,228
    Thor Industries...........................       8,200        257,726
    Winnebago Industries......................      43,800      1,434,450
                                                             ------------
                                                                2,400,404
                                                             ------------
    INDUSTRIAL MACHINERY-1.93%
    Caterpillar...............................      19,200      1,829,952
    Danaher...................................      49,400      2,585,596
    Dover.....................................     123,900      4,507,482
  + Hexcel....................................      90,800      1,536,336
    Honeywell International...................      68,500      2,509,155
    Precision Castparts.......................      24,700      1,924,130
                                                             ------------
                                                               14,892,651
                                                             ------------
    INSURANCE-4.11%
    Allstate..................................      65,700      3,925,575
    American International Group..............     303,380     17,626,378

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    INSURANCE (CONTINUED)
    Genworth Financial........................      87,700   $  2,651,171
    Hartford Financial Services...............      79,800      5,967,444
    Prudential Financial......................      24,700      1,621,802
                                                             ------------
                                                               31,792,370
                                                             ------------
    METALS & MINING-0.08%
    Newmont Mining............................      16,400        640,092
                                                             ------------
                                                                  640,092
                                                             ------------
    REAL ESTATE-4.86%
    CenterPoint Properties....................      51,700      2,186,910
    Education Realty Trust....................      26,600        486,780
    Equity Lifestyle Properties...............      18,845        749,277
    Equity Office Properties Trust............     323,000     10,691,300
    General Growth Properties.................     492,200     20,224,498
    ProLogis..................................      74,000      2,977,760
    United Dominion Realty Trust..............      12,200        293,410
                                                             ------------
                                                               37,609,935
                                                             ------------
    RETAIL-6.53%
    CVS.......................................     187,400      5,447,718
    Dollar General............................     159,200      3,241,312
    Federated Department Stores...............      90,800      6,653,824
    Home Depot................................      41,100      1,598,790
  + Kohl's....................................      32,900      1,839,439
    Penney (J.C.).............................     137,500      7,229,750
    Wal-Mart Stores...........................     508,600     24,514,520
                                                             ------------
                                                               50,525,353
                                                             ------------
    TELECOMMUNICATIONS-4.71%
    ALLTEL....................................     112,300      6,994,044
    BellSouth.................................     253,100      6,724,867
  + Cisco Systems.............................     306,000      5,847,660
  + Corning...................................      66,100      1,098,582
    Motorola..................................     134,500      2,455,970
  + Neustar Class A...........................       5,300        135,680
    SBC Communications........................      97,100      2,306,125
    Sprint....................................     129,800      3,256,682
    Verizon Communications....................     220,300      7,611,365
                                                             ------------
                                                               36,430,975
                                                             ------------
    TRANSPORTATION & SHIPPING-1.63%
    Burlington Northern Santa Fe..............      58,570      2,757,476
    FedEx.....................................      10,900        883,009
  + Laidlaw International.....................     123,200      2,969,120
    Norfolk Southern..........................     193,180      5,980,852
                                                             ------------
                                                               12,590,457
                                                             ------------
    UTILITIES-2.72%
  + AES.......................................      21,900        358,722
    AGL Resources.............................      27,400      1,059,010
  + CMS Energy................................      99,100      1,492,446
    Constellation Energy......................      27,400      1,580,706
    Dominion Resources........................      33,000      2,421,870
    Edison International......................     109,600      4,444,280
    Entergy...................................      40,700      3,074,885

                             Equity-Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES (CONTINUED)
    Exelon....................................      88,200   $  4,527,306
    Pepco Holdings............................       5,500        131,670
    TECO Energy...............................     104,300      1,972,313
                                                             ------------
                                                               21,063,208
                                                             ------------
    TOTAL COMMON STOCK
     (COST $692,695,030)......................                769,550,198
                                                             ------------
    CONVERTIBLE PREFERRED STOCK-0.37%
    INSURANCE-0.37%
    Metlife...................................     109,600      2,873,712
                                                             ------------
    TOTAL CONVERTIBLE PREFERRED STOCK
     (COST $2,764,777)........................                  2,873,712
                                                             ------------
                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
    CONVERTIBLE BOND-0.05%
  # ASM International NV 144A 4.25% 12/6/11...  $  370,000   $    360,288
                                                             ------------
    TOTAL CONVERTIBLE BOND
     (COST $372,130)..........................                    360,288
                                                             ------------
 =/ COMMERCIAL PAPER-0.49%
    UBS Finance 3.35% 7/1/05..................   3,765,000      3,765,000
                                                             ------------
    TOTAL COMMERCIAL PAPER
     (COST $3,765,000)........................                  3,765,000
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-100.38% (COST
 $699,596,937)..............................................   776,549,198
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.38%).....    (2,959,727)
                                                              ------------
NET ASSETS APPLICABLE TO 45,167,864 SHARES
 OUTSTANDING-100.00%........................................  $773,589,471
                                                              ============
NET ASSET VALUE-EQUITY-INCOME FUND STANDARD CLASS
 ($772,356,915 / 45,095,780 SHARES).........................       $17.127
                                                              ============
NET ASSET VALUE-EQUITY-INCOME FUND SERVICE CLASS ($1,232,556
 / 72,084 SHARES)...........................................       $17.099
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $663,459,120
Undistributed net investment income.........................     5,124,603
Accumulated net realized gain on investments................    28,053,487
Net unrealized appreciation of investments..................    76,952,261
                                                              ------------
Total net assets............................................  $773,589,471
                                                              ============

------------------

  + Non-income producing security for the period June 30, 2005.
 =/ The interest rate shown is the effective yield at the time of purchase.
  # Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes to Financial
    Statements."

ADR-American Depository Receipt

                             See accompanying notes

                             Equity-Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  7,911,559
Interest................................................       145,962
Other income............................................       183,107
Foreign tax withheld....................................       (50,054)
                                                          ------------
                                                             8,190,574
                                                          ------------
EXPENSES:
Management fees.........................................     2,870,904
Accounting and administration expenses..................       185,315
Reports and statements to shareholders..................        40,674
Custodian fees..........................................        23,129
Professional fees.......................................        19,474
Trustees' fees..........................................         6,432
Distribution expenses-Service Class.....................           752
Other...................................................        33,020
                                                          ------------
                                                             3,179,700
Less expenses absorbed or waived........................       (46,433)
Less expense paid indirectly............................        (2,438)
                                                          ------------
Total expenses..........................................     3,130,829
                                                          ------------
NET INVESTMENT INCOME...................................     5,059,745
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments........................    34,765,913
                                                          ------------
Net change in unrealized appreciation/depreciation of
 investments............................................   (53,971,136)
                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.........   (19,205,223)
                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $(14,145,478)
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/05       YEAR ENDED
                                            (UNAUDITED)      12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  5,059,745   $ 11,827,936
Net realized gain on investments and
 foreign currencies.......................    34,765,913     44,902,644
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................   (53,971,136)    17,513,650
                                            ------------   ------------
Net increase (decrease) in net assets
 resulting from operations................   (14,145,478)    74,244,230
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................            --     (8,714,410)
 Service Class............................            --         (1,106)
Net realized gain on investments:
 Standard Class...........................   (25,589,460)            --
 Service Class............................       (25,230)            --
                                            ------------   ------------
                                             (25,614,690)    (8,715,516)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     4,593,519     20,457,554
 Service Class............................       991,436        242,748
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    25,589,460      8,714,410
 Service Class............................        25,335          1,000
                                            ------------   ------------
                                              31,199,750     29,415,712
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (48,373,399)   (75,141,443)
 Service Class............................        (5,702)        (2,088)
                                            ------------   ------------
                                             (48,379,101)   (75,143,531)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (17,179,351)   (45,727,819)
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....   (56,939,519)    19,800,895
NET ASSETS:
Beginning of period.......................   830,528,990    810,728,095
                                            ------------   ------------
End of period (including undistributed net
 investment income of $5,124,603 and
 $3,113,397, respectively)................  $773,589,471   $830,528,990
                                            ============   ============

                             See accompanying notes

                             Equity-Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 EQUITY-INCOME FUND STANDARD CLASS
                                   SIX MONTHS
                                      ENDED
                                   6/30/05(1)                                         YEAR ENDED
                                   (UNAUDITED)        12/31/04        12/31/03(2)        12/31/02        12/31/01        12/31/00
                                   ----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................   $ 18.020          $ 16.595         $ 12.653          $ 15.339        $ 17.443        $ 22.047

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).........      0.112             0.247            0.163             0.162           0.197           0.164
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............     (0.426)            1.366            3.921            (2.544)         (1.420)          1.583
                                    --------          --------         --------          --------        --------        --------
Total from investment
 operations......................     (0.314)            1.613            4.084            (2.382)         (1.223)          1.747
                                    --------          --------         --------          --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............          -            (0.188)          (0.142)           (0.148)         (0.177)         (0.125)
Net realized gain on
 investments.....................     (0.579)                -                -            (0.156)         (0.704)         (6.226)
                                    --------          --------         --------          --------        --------        --------
Total dividends and
 distributions...................     (0.579)           (0.188)          (0.142)           (0.304)         (0.881)         (6.351)
                                    --------          --------         --------          --------        --------        --------
Net asset value, end of period...   $ 17.127          $ 18.020         $ 16.595          $ 12.653        $ 15.339        $ 17.443
                                    ========          ========         ========          ========        ========        ========
Total return(4)..................     (1.67%)            9.77%           32.35%           (15.67%)         (7.34%)         10.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................   $772,356          $830,276         $810,728          $618,330        $799,166        $866,074
Ratio of expenses to average net
 assets..........................      0.80%             0.80%            0.82%             0.82%           0.80%           0.79%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........      0.81%             0.80%            0.82%             0.82%           0.80%           0.79%
Ratio of net investment income to
 average net assets..............      1.29%             1.47%            1.15%             1.16%           1.23%           0.89%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................      1.28%             1.47%            1.15%             1.16%           1.23%           0.89%
Portfolio turnover...............       142%              120%             134%              130%            127%            143%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Equity-Income Fund, Inc. was merged into the Equity-Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Equity Income Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                             Equity-Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                              EQUITY-INCOME FUND SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED           5/19/04(2)
                                                             6/30/05(1)             TO
                                                             (UNAUDITED)         12/31/04
                                                             -----------------------------
Net asset value, beginning of period.......................    $18.013           $15.895

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.090             0.144
Net realized and unrealized gain (loss) on investments and
 foreign currencies........................................     (0.425)            2.141
                                                               -------           -------
Total from investment operations...........................     (0.335)            2.285
                                                               -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................          -            (0.167)
Net realized gain on investments...........................     (0.579)                -
                                                               -------           -------
Total dividends and distributions..........................     (0.579)           (0.167)
                                                               -------           -------

Net asset value, end of period.............................    $17.099           $18.013
                                                               =======           =======

Total return(4)............................................     (1.79%)           14.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 1,233           $   253
Ratio of expenses to average net assets....................      1.05%             1.05%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      1.06%             1.05%
Ratio of net investment income to average net assets.......      1.04%             1.40%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly................      1.03%             1.40%
Portfolio turnover.........................................       142%           120%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                             Equity-Income Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Equity-Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended June 30, 2005, the Fund earned $183,107 under the program, which is included in "other income" on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005, were $2,438. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC).

                             Equity-Income Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Effective May 1, 2005, DMC has contractually agreed to waive a portion of its advisory fee through April 30, 2006. The waiver amount is 0.00% on the first $250 million of average daily net assets of the Fund, 0.05% on the next $500 million and 0.10% of average daily net assets in excess of $750 million.

Fidelity Management & Research Company (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.48% on the first $250 million of the Fund's average daily net assets, 0.43% of the next $500 million and 0.38% of the average daily net assets of the Fund in excess of $750 million. Prior to May 1, 2005, the rate was 0.48% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $158,722.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these services amounted to $14,093.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $494,295
Accounting and Administration Fees Payable to DSC...........    55,571
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       203

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $549,879,017 and sales of $584,395,696 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $706,260,980. At June 30, 2005, net unrealized appreciation was $70,288,218, of which $84,377,940 related to unrealized appreciation of investments and $14,089,722 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                          SIX MONTHS
                                             ENDED           YEAR ENDED
                                           6/30/05*           12/31/04
                                          -----------        ----------
Ordinary income.........................  $         -        $8,715,516
Long-term capital gain..................   25,614,690                 -
                                          -----------        ----------
Total...................................  $25,614,690        $8,715,516
                                          ===========        ==========

------------------
* Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

In addition, the Fund estimated an ordinary income consent dividend of $4,866,239 for the year ended December 31, 2004. Such amount has been deemed paid and contributed to the Fund as additional paid in capital.

                             Equity-Income Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest............................  $663,459,120
Undistributed ordinary income............................    13,223,700
Undistributed long-term capital gain.....................    26,618,436
Unrealized appreciation of investments and foreign
 currencies..............................................    70,288,215
                                                           ------------
Net assets...............................................  $773,589,471
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications.

                             ACCUMULATED
  UNDISTRIBUTED NET          NET REALIZED              PAID-IN
  INVESTMENT INCOME          GAIN (LOSS)               CAPITAL
----------------------  ----------------------  ----------------------
     $(1,834,178)            $(3,048,539)             $4,882,717

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                          SIX MONTHS           YEAR
                                            ENDED              ENDED
                                           6/30/05           12/31/04*
                                          ----------        -----------
Shares sold:
 Standard Class.........................    262,145          1,218,634
 Service Class..........................     56,855             14,107
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.........................  1,529,921            504,248
 Service Class..........................      1,516                 58
                                          ----------        ----------
                                          1,850,437          1,737,047
                                          ----------        ----------
Shares repurchased:
 Standard Class.........................  (2,771,725)       (4,500,793)
 Service Class..........................       (333)              (119)
                                          ----------        ----------
                                          (2,772,058)       (4,500,912)
                                          ----------        ----------
Net decrease............................   (921,621)        (2,763,865)
                                          ==========        ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of June 30, 2005, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 0.05% of total net assets. None of these securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

                             Equity-Income Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                             Equity-Income Fund- 12

                          GLOBAL ASSET ALLOCATION FUND

                       (UBS GLOBAL ASSET MANAGEMENT LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Global Asset Allocation Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GLOBAL ASSET ALLOCATION FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,002.40      0.94%        $4.67
Service Class                    1,000.00    1,001.10      1.19%         5.90
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.13      0.94%        $4.71
Service Class                    1,000.00    1,018.89      1.19%         5.96
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                        Global Asset Allocation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   62.32%
------------------------------------------------------------------------
Automobiles & Automotive Parts                                  1.29%
Banks                                                           7.10%
Capital Goods                                                   3.80%
Commercial Services & Supplies                                  0.96%
Consumer Durables & Apparel                                     0.93%
Diversified Financials                                          5.59%
Electronics & Electrical Equipment                              0.30%
Energy                                                          3.40%
Food & Staples Retailing                                        2.70%
Food, Beverage & Tobacco                                        1.08%
Healthcare Equipment & Services                                 3.27%
Household & Personal Products                                   0.69%
Insurance                                                       3.25%
Materials                                                       2.01%
Media                                                           3.10%
Pharmaceuticals & Biotechnology                                 6.40%
Real Estate                                                     0.40%
Retail                                                          2.02%
Semiconductors & Semiconductor Equipment                        1.05%
Software & Services                                             2.25%
Technology Hardware & Equipment                                 1.15%
Telecommunications                                              4.48%
Transportation & Shipping                                       1.53%
Utilities                                                       3.57%
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                 6.88%
------------------------------------------------------------------------
PREFERRED STOCK                                                 0.00%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      0.60%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               6.07%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              1.76%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.60%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                9.80%
------------------------------------------------------------------------
CORPORATE BONDS                                                 3.17%
------------------------------------------------------------------------
Aerospace & Defense                                             0.08%
Automobiles & Automotive Parts                                  0.31%
Banks                                                           0.71%
Beverage/Bottling                                               0.05%
Brokerage                                                       0.19%
Chemicals                                                       0.09%
Consumer Products                                               0.05%
Consumer Services                                               0.02%
Energy                                                          0.24%

------------------------------------------------------------------------
                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
Entertainment                                                   0.04%
Environmental Services                                          0.02%
Finance                                                         0.39%
Food                                                            0.06%
Gaming                                                          0.02%
Healthcare                                                      0.02%
Home Builders                                                   0.02%
Insurance                                                       0.04%
Machinery                                                       0.02%
Media                                                           0.08%
Metals & Mining                                                 0.02%
Paper & Forest Products                                         0.03%
Pharmaceuticals                                                 0.03%
Real Estate                                                     0.02%
Retail                                                          0.04%
Technology/Hardware                                             0.02%
Technology/Software                                             0.02%
Telecommunications                                              0.22%
Tobacco                                                         0.04%
Transportation & Shipping                                       0.05%
Utilities                                                       0.23%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              0.84%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  0.86%
------------------------------------------------------------------------
SOVEREIGN DEBT                                                  3.54%
------------------------------------------------------------------------
Australia                                                       0.18%
Austria                                                         0.32%
Belgium                                                         0.12%
Canada                                                          0.15%
Finland                                                         0.23%
France                                                          0.64%
Germany                                                         1.28%
Italy                                                           0.11%
Mexico                                                          0.07%
Netherlands                                                     0.25%
Sweden                                                          0.05%
United Kingdom                                                  0.14%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       3.23%
------------------------------------------------------------------------
WARRANTS                                                        0.00%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.67%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.67%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                        Global Asset Allocation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK-62.32%V
    AUTOMOBILES & AUTOMOTIVE PARTS-1.29%
    Bayerische Motoren Werke (Germany)..            6,833   $    310,869
    Borg Warner.........................            1,900        101,973
    Bridgestone (Japan).................            1,000         19,251
    Honda Motor Limited (Japan).........            8,000        392,935
    Johnson Controls....................           22,200      1,250,526
    Magna International Class A
     (Canada)...........................            3,600        252,870
    NGK Spark Plug (Japan)..............           17,000        195,143
    Nissan Motor (Japan)................           62,900        621,860
    NOK (Japan).........................           11,700        324,333
                                                            ------------
                                                               3,469,760
                                                            ------------
    BANKS-7.10%
    ABN AMRO Holding (Netherlands)......           56,889      1,397,634
    Australia & New Zealand Banking
     Group (Australia)..................           25,986        429,358
    Bank of Ireland (Ireland)...........           70,664      1,144,386
    Bank of Nova Scotia (Canada)........           11,500        380,517
  + Bank of Yokohama (Japan)............           73,000        419,407
    Barclays (United Kingdom)...........          115,588      1,146,770
    BNP Paribas (France)................            8,685        593,182
    DBS Group Holdings Limited
     (Singapore)........................           28,000        236,897
    Deutsche Postbank (Germany).........            6,914        338,449
    Fifth Third Bancorp.................           32,200      1,326,962
    Freddie Mac.........................           39,000      2,543,970
    HBOS (United Kingdom)...............           30,205        464,391
    KBC Bankverzekerings (Belgium)......            4,752        374,840
    National Australia Bank
     (Australia)........................           20,998        490,946
    PNC Financial Services Group........           25,200      1,372,392
    Royal Bank of Scotland Group (United
     Kingdom)...........................           50,160      1,512,950
    Sumitomo Mitsui Financial Group
     (Japan)............................               57        383,320
    Sumitomo Trust & Banking (Japan)....           45,000        272,335
    UniCredito Italiano (Italy).........          136,351        718,876
    Wells Fargo.........................           57,000      3,510,059
                                                            ------------
                                                              19,057,641
                                                            ------------
    CAPITAL GOODS-3.80%
    Balfour Beatty (United Kingdom).....           26,464        156,568
    Illinois Tool Works.................           27,100      2,159,328
    Lockheed Martin.....................           26,600      1,725,542
    Masco...............................           77,600      2,464,576
  + Mettler-Toledo International........           24,300      1,131,894
    Mitsubishi (Japan)..................           32,300        436,844
    Northrop Grumman....................           24,000      1,326,000
    NTN (Japan).........................           34,000        182,238
    Sandvik (Sweden)....................            8,000        296,690
    Wolseley (United Kingdom)...........           15,751        330,464
                                                            ------------
                                                              10,210,144
                                                            ------------
    COMMERCIAL SERVICES & SUPPLIES-0.96%
    Adecco (Switzerland)................            8,669        393,250
    Carnival............................           16,500        900,075

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
    Cendant.............................           44,300   $    990,991
    Meitec (Japan)......................            3,900        119,512
    Rentokil Initial (United Kingdom)...           59,893        171,428
                                                            ------------
                                                               2,575,256
                                                            ------------
    CONSUMER DURABLES & APPAREL-0.93%
    Christian Dior (France).............            1,785        138,004
    Electrolux Series B (Sweden)........           17,100        363,282
    Fuji Photo Film (Japan).............            9,400        303,798
    Funai Electric (Japan)..............            2,800        285,691
    Koninklijke KPN (Netherlands).......           13,517        340,469
    LVMH Moet Hennessy Louis Vuitton
     (France)...........................            3,217        247,664
    Sekisui House (Japan)...............           36,600        367,854
    Yamaha (Japan)......................           15,000        233,501
    Yue Yuen Industrial Holdings (Hong
     Kong)..............................           67,500        206,007
                                                            ------------
                                                               2,486,270
                                                            ------------
    DIVERSIFIED FINANCIALS-5.59%
    Citigroup...........................          104,500      4,831,034
    Collins Stewart Tullett (United
     Kingdom)...........................           22,889        183,456
  + Contifinancial Liquidating Trust....          165,347          2,894
    Credit Suisse Group (Switzerland)...           35,142      1,377,322
    Fortis (Belgium)....................           13,736        380,166
    JP Morgan Chase & Co................           72,700      2,567,764
    Mellon Financial....................           72,500      2,080,025
    Morgan Stanley......................           58,700      3,079,989
    Nomura Holdings (Japan).............           15,600        185,346
    Takefuji (Japan)....................            4,710        317,021
                                                            ------------
                                                              15,005,017
                                                            ------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-0.30%
    Electrocomponents (United
     Kingdom)...........................           52,299        224,564
    Murata Manufacturing (Japan)........            5,700        288,792
    Yokogawa Electric (Japan)...........           24,800        304,577
                                                            ------------
                                                                 817,933
                                                            ------------
    ENERGY-3.40%
    Baker Hughes........................           10,800        552,528
    BP (United Kingdom).................          167,815      1,746,729
    Ente Nazionale Idrocarburi
     (Italy)............................           18,919        486,117
    Exxon Mobil.........................           32,300      1,856,281
    Marathon Oil........................           29,800      1,590,426
    Petro-Canada (Canada)...............            7,200        468,658
    Repsol (Spain)......................           17,051        432,721
    Total (France)......................            8,579      2,007,450
                                                            ------------
                                                               9,140,910
                                                            ------------
    FOOD & STAPLES RETAILING-2.70%
    Aeon Limited (Japan)................           18,700        284,421
    Albertson's.........................           78,700      1,627,516
    Costco Wholesale....................           50,500      2,263,409
  + Kroger..............................           82,100      1,562,363

                        Global Asset Allocation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    FOOD & STAPLES RETAILING (CONTINUED)
    Shoppers Drug Mart (Canada).........           12,000   $    416,259
    Tesco (United Kingdom)..............          191,148      1,089,831
                                                            ------------
                                                               7,243,799
                                                            ------------
    FOOD, BEVERAGE & TOBACCO-1.08%
    Asahi Breweries (Japan).............           25,000        297,721
  + Aurora Foods........................              708              7
  + Cott (Canada).......................           12,200        265,767
    Diageo (United Kingdom).............           62,890        924,613
    Gallaher Group (United Kingdom).....           44,127        654,771
    Nestle (Switzerland)................            2,125        542,795
    Pernod-Ricard (France)..............            1,283        204,811
                                                            ------------
                                                               2,890,485
                                                            ------------
    HEALTHCARE EQUIPMENT & SERVICES-3.27%
  + Caremark Rx.........................           13,800        614,376
    Fresenius Medical Care (Germany)....            4,590        390,933
  + Medco Health Solutions..............           27,800      1,483,408
    Medtronic...........................           14,800        766,492
    Straumann Holding AG (Switzerland)..            1,366        284,265
    UnitedHealth Group..................           65,300      3,404,742
  + Waters..............................            6,100        226,737
  + Wellpoint...........................           23,200      1,615,648
                                                            ------------
                                                               8,786,601
                                                            ------------
    HOUSEHOLD & PERSONAL PRODUCTS-0.69%
    Kao (Japan).........................           17,700        415,894
    Kimberly-Clark......................           22,800      1,427,052
                                                            ------------
                                                               1,842,946
                                                            ------------
    INSURANCE-3.25%
    AFLAC...............................           21,800        943,504
    Allstate............................           22,200      1,326,450
    American International Group........           32,100      1,865,010
    Hannover Rueckversicherung AG
     (Germany)..........................            4,873        184,453
    Hartford Financial Services.........           15,600      1,166,568
    Mitsui Sumitomo (Japan).............           34,000        304,212
    Prudential (United Kingdom).........          109,758        972,597
    QBE Insurance Group (Australia).....           54,395        661,880
    Sompo Japan Insurance (Japan).......           51,500        517,146
    Swiss Reinsurance (Switzerland).....           12,598        772,407
                                                            ------------
                                                               8,714,227
                                                            ------------
    MATERIALS-2.01%
    Alcan (Canada)......................           13,800        414,270
    CRH (Ireland).......................           19,219        509,405
    Holcim Limited (Switzerland)........            8,078        490,607
    Martin Marietta Materials...........           27,900      1,928,448
    Nippon Paper Group (Japan)..........               63        230,486
    Nitto Denko (Japan).................            9,900        564,114
    Shin-Etsu Chemical (Japan)..........           12,500        472,974
    Solvay (Belgium)....................            2,335        239,600
    UPM-Kymmene (Finland)...............           29,191        558,698
                                                            ------------
                                                               5,408,602
                                                            ------------

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    MEDIA-3.10%
    Clear Channel Communications........           37,100   $  1,147,503
    Dex Media...........................           26,400        644,424
  + DIRECTV Group.......................           28,600        443,300
    Omnicom Group.......................           20,100      1,605,186
  + Premiere AG (Germany)...............            4,486        154,719
    Reed Elsevier (Netherlands).........           26,554        369,506
    SKY Perfect Communications (Japan)..              105         78,958
    Taylor Nelson Sofres (United
     Kingdom)...........................           71,346        278,408
  + Time Warner.........................          106,400      1,777,945
  + Univision Communications Class A....           32,500        895,375
    VNU (Netherlands)...................           23,956        666,805
    WPP Group (United Kingdom)..........           26,898        275,513
                                                            ------------
                                                               8,337,642
                                                            ------------
    PHARMACEUTICALS & BIOTECHNOLOGY-6.40%
  + Actelion (Switzerland)..............            3,298        342,499
    Allergan............................           28,300      2,412,292
    AstraZeneca (United Kingdom)........            7,403        305,077
    Bristol-Myers Squibb................           36,300        906,774
  + Cephalon............................           18,200        724,542
  + Genzyme.............................           28,200      1,694,538
    Johnson & Johnson...................           56,700      3,685,500
  + Millennium Pharmaceuticals..........           15,000        139,050
    Mylan Laboratories..................           85,700      1,648,868
    Novartis (Switzerland)..............           15,318        727,162
    Roche Holding (Switzerland).........            9,634      1,215,447
    Sanofi-Aventis (France).............           12,368      1,012,912
    Serono (Switzerland)................               54         34,561
    Wyeth...............................           52,600      2,340,700
                                                            ------------
                                                              17,189,922
                                                            ------------
    REAL ESTATE-0.40%
    Mitsui Fudosan (Japan)..............           33,000        368,046
    Sun Hung Kai Properties (Hong
     Kong)..............................           32,000        314,736
    Unibail (France)....................            3,146        403,567
                                                            ------------
                                                               1,086,349
                                                            ------------
    RETAIL-2.02%
  + 7-Eleven............................            8,800        266,112
    Canadian Tire Class A (Canada)......            5,400        249,549
    Esprit Holdings (Hong Kong).........           43,000        310,074
    Fast Retailing (Japan)..............            3,300        170,827
    GUS (United Kingdom)................           21,033        331,106
  + InterActiveCorp.....................           55,800      1,341,990
    Kesa Electricals (United Kingdom)...           56,728        282,174
    Kingfisher (United Kingdom).........          122,574        538,300
  + Kohl's..............................           20,300      1,134,973
  + Office Depot........................           35,200        803,968
                                                            ------------
                                                               5,429,073
                                                            ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.05%
    Applied Materials...................           59,300        959,474
  + ASML Holding (Netherlands)..........           25,751        403,818
    NEC Electronics (Japan).............            2,800        125,541
    Rohm Limited (Japan)................            6,500        623,117
    Xilinx..............................           27,300        696,150
                                                            ------------
                                                               2,808,100
                                                            ------------

                        Global Asset Allocation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    SOFTWARE & SERVICES-2.25%
    Microsoft...........................          140,700   $  3,494,988
  + Oracle..............................          120,500      1,590,600
  + VERITAS Software....................           38,700        944,280
                                                            ------------
                                                               6,029,868
                                                            ------------
    TECHNOLOGY HARDWARE & EQUIPMENT-1.15%
    Canon (Japan).......................           13,300        697,145
    Hewlett-Packard.....................           61,400      1,443,514
    Nokia OYJ (Finland).................           56,508        940,239
                                                            ------------
                                                               3,080,898
                                                            ------------
    TELECOMMUNICATIONS-4.48%
    Deutsche Telekom AG (Germany).......           31,034        571,774
    France Telecom (France).............           33,999        989,438
  + Hutchison Telecommunications
     International (Hong Kong)..........          193,000        190,697
    KDDI (Japan)........................               65        300,008
    Koninklijke (KPN) (Netherlands).....           45,181        377,868
  + Nextel Communications Class A.......          117,100      3,783,502
    NTT DoCoMo (Japan)..................              395        581,999
  + O2 (United Kingdom).................          300,817        734,352
    SBC Communications..................           57,500      1,365,625
    Telekom Austria (Austria)...........           31,155        605,276
    Telenor Asa (Norway)................           45,000        357,839
  + USA Mobility........................                4            117
    Vodafone Group (United Kingdom).....          890,010      2,167,826
                                                            ------------
                                                              12,026,321
                                                            ------------
    TRANSPORTATION & SHIPPING-1.53%
    AP Moller -- Maersk (Denmark).......               25        237,823
    Burlington Northern Santa Fe........           30,400      1,431,231
    Canadian National Railway
     (Canada)...........................            4,400        253,830
    East Japan Railway (Japan)..........               75        384,631
    FedEx...............................            8,700        704,787
    Qantas Airways Limited
     (Australia)........................          134,469        343,929
    TNT Post Group (Netherlands)........           30,055        760,225
                                                            ------------
                                                               4,116,456
                                                            ------------
    UTILITIES-3.57%
    American Electric Power.............           28,900      1,065,543
    E.ON AG (Germany)...................            9,281        823,903
    Exelon..............................           55,500      2,848,815
    FirstEnergy.........................           38,900      1,871,479
    NiSource............................           28,800        712,224
    Pepco Holdings......................           22,600        541,044
    Scottish & Southern Energy (United
     Kingdom)...........................           17,940        324,811
    Sempra Energy.......................           27,400      1,131,894
    Tokyo Gas (Japan)...................           68,000        253,950
                                                            ------------
                                                               9,573,663
                                                            ------------
    TOTAL COMMON STOCK (COST
     $145,871,053)......................                     167,327,883
                                                            ------------

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    AFFILIATED INVESTMENT COMPANIES-6.88%
(.) UBS Emerging Markets Equity
     Relationship Fund..................          767,266   $ 13,026,871
(.) UBS High Yield Relationship Fund....          290,277      5,452,538
                                                            ------------
    TOTAL AFFILIATED INVESTMENT
     COMPANIES (COST $14,803,925).......                      18,479,409
                                                            ------------
    PREFERRED STOCK-0.00%
    US Airways Series A.................                8             --
    World Access Series D...............                8             --
                                                            ------------
    TOTAL PREFERRED STOCK (COST
     $9,464)............................                              --
                                                            ------------
                                               PRINCIPAL
                                               AMOUNT(OE)
    AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.60%
    Fannie Mae Grantor Trust Series
     2001-T7 A1 7.50% 2/25/41...........  USD         237            252
     Series 2002-T19 A1 6.50% 7/25/42...          704,072        733,973
 -- Fannie Mae Whole Loan Series 2004-W1
     3A 4.233% 1/25/43..................          661,827        697,322
    Freddie Mac 6.00% 8/15/30...........          182,050        184,902
                                                            ------------
    TOTAL AGENCY COLLATERALIZED MORTGAGE
     OBLIGATIONS
     (COST $1,613,196)..................                       1,616,449
                                                            ------------
    AGENCY MORTGAGE-BACKED SECURITIES-6.07%
    Fannie Mae
     7.00% 1/1/34.......................          232,278        245,416
 -- Fannie Mae ARM
     4.647% 2/1/34......................          541,023        544,398
     4.900% 5/1/35......................          773,081        780,087
     4.937% 5/1/35......................          544,682        550,026
     4.949% 2/1/35......................          979,803        986,520
     5.009% 6/1/35......................          598,236        605,153
    Fannie Mae Balloon 15 yr TBA 5.50%
     7/1/20.............................        1,840,000      1,888,876
    Fannie Mae S.F. 15 yr 5.50%
     11/1/16............................          663,074        681,309
    Fannie Mae S.F. 20 yr 5.50%
     4/1/24.............................          925,519        944,897
    Fannie Mae S.F. 30 yr
     6.00% 1/1/33.......................        1,107,957      1,140,157
     6.50% 3/1/29.......................        1,007,590      1,046,634
     6.50% 7/1/29.......................          898,564        933,383
     6.50% 12/1/29......................        1,103,730      1,146,499
    Fannie Mae S.F. 30 yr TBA 5.00%
     8/1/35.............................          665,000        663,753
 -- Freddie Mac ARM 4.510% 1/1/35.......          472,997        476,101
    Freddie Mac S. F. 15 yr 5.50%
     5/1/20.............................          996,503      1,023,596
    Freddie Mac S.F. 20 yr 5.50%
     5/1/23.............................        1,210,513      1,238,885
    Freddie Mac S.F. 30 yr 6.50%
     11/1/28............................          967,772      1,005,878
 -- GNMA ARM 4.125% 12/20/29............          153,975        156,161
    GNMA S.F. 30 yr 6.50% 8/15/27.......          228,585        239,657
                                                            ------------
    TOTAL AGENCY MORTGAGE-BACKED
     SECURITIES (COST $16,369,072)......                      16,297,386
                                                            ------------

                        Global Asset Allocation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    AGENCY OBLIGATIONS-1.76%
    Fannie Mae
     6.25% 2/1/11.......................  USD     535,000   $    586,930
     6.625% 11/15/30....................          320,000        416,704
    Freddie Mac
     5.00% 1/30/14......................        1,170,000      1,173,585
     5.125% 7/15/12.....................        1,855,000      1,969,233
     5.625% 3/15/11.....................          525,000        567,539
                                                            ------------
    TOTAL AGENCY OBLIGATIONS (COST
     $4,588,127)........................                       4,713,991
                                                            ------------
    COMMERCIAL MORTGAGE-BACKED SECURITIES-1.60%
 -- # Commercial Mortgage Structure Pass
     Through Securities 144A
     Series 2001-FL5A E 4.72%
     11/15/13...........................           48,793         48,777
     Series 2001-FL5A F 3.884%
     11/15/13...........................           90,000         89,195
    DLJ Commercial Mortgage
     Series 1999-CG1 A1A 6.08%
     3/10/32............................          448,844        458,532
    First Union Lehman Brothers
     Series 1997-C2 A3 6.65% 11/18/29...          144,202        150,772
  # Four Times Square Trust 144A
     Series 2000-4TS A1 7.69% 4/15/15...          292,283        317,168
     Series 2004-4TS C 7.86% 4/15/15....          575,000        654,202
    GMAC Commercial Mortgage Securities
     Series 1997-C2 A3 6.566% 4/15/29...          520,136        544,360
  # Mach One Trust Commercial Mortgage
     Series 2004-1 A1 144A 3.89%
     5/28/40............................          352,346        348,149
    Merrill Lynch Mortgage Investors
     Series 1996-C2 A3 6.96% 11/21/28...          353,878        362,653
 --  Series 1998-C1 A1 6.31% 11/15/26...          300,468        303,218
    Morgan Stanley Dean Witter Capital
     Series 2000-LIFE A2 7.57%
     12/15/09...........................          300,000        336,400
    PNC Mortgage Acceptance Series
     2000-C1 A2 7.61% 2/15/10...........          600,000        669,422
                                                            ------------
    TOTAL COMMERCIAL MORTGAGE-BACKED
     SECURITIES
     (COST $4,446,335)..................                       4,282,848
                                                            ------------
 =/ COMMERCIAL PAPER-9.80%
    Amsterdam Funding 3.22% 7/20/05.....        1,170,000      1,168,012
    Barton Capital 3.13% 7/11/05........        2,000,000      1,998,261
    CBA Finance 3.10% 7/6/05............        2,930,000      2,928,738
    CC USA 3.22% 7/21/05................        2,000,000      1,996,422
    Goldman Sachs Group 3.10% 7/8/05....        1,035,000      1,034,376
     3.23% 7/18/05......................        2,436,000      2,432,284
    Rabobank USA Financial 3.06%
     7/1/05.............................        4,935,000      4,935,001

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    COMMERCIAL PAPER (CONTINUED)
    Ranger Funding 3.06% 7/6/05.........        1,207,000   $  1,206,487
    Scaldis Capital 3.22% 7/19/05.......  USD   2,000,000      1,996,780
    Thunder Bay Funding 3.18% 7/15/05...        2,000,000      1,997,527
    Triple A One Funding 3.10% 7/6/05...        2,615,000      2,613,874
    Yorktown Capital 3.22% 7/20/05......        2,000,000      1,996,601
                                                            ------------
    TOTAL COMMERCIAL PAPER (COST
     $26,304,363).......................                      26,304,363
                                                            ------------
    CORPORATE BONDS-3.17%
    AEROSPACE & DEFENSE-0.08%
    Boeing Capital 7.375% 9/27/10.......           50,000         57,257
  # Bombardier Capital 144A 6.125%
     6/29/06............................          100,000        101,000
    Lockheed Martin 8.50% 12/1/29.......           35,000         50,704
                                                            ------------
                                                                 208,961
                                                            ------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.31%
    DaimlerChrysler 4.05% 6/4/08........          210,000        206,924
    Ford Motor 7.45% 7/16/31............          125,000        104,619
    Ford Motor Credit 5.80% 1/12/09.....          250,000        237,509
    GMAC
     6.125% 9/15/06.....................           45,000         45,045
     6.875% 9/15/11.....................          240,000        221,812
                                                            ------------
                                                                 815,909
                                                            ------------
    BANKS-0.71%
    Abbey National (United Kingdom)
     7.95% 10/26/29.....................           30,000         40,923
    Bank of America 7.40% 1/15/11.......          180,000        206,242
    Bank One 7.875% 8/1/10..............           75,000         86,802
    BNP Paribas (France) 5.75%
     1/24/22............................  GBP      35,000         68,980
    Citigroup
     5.00% 9/15/14......................  USD     186,000        190,617
     5.625% 8/27/12.....................          135,000        144,410
    Credit Suisse First Boston USA 6.50%
     1/15/12............................           85,000         94,595
    Halifax (United Kingdom) 9.375%
     5/15/21............................  GBP      20,000         53,060
    HSBC Holdings (United Kingdom) 5.25%
     12/12/12...........................  USD      45,000         46,904
    J.P. Morgan Chase 6.75% 2/1/11......           75,000         83,040
    National Westminster Bank (United
     Kingdom)
     6.50% 9/7/21 ......................  GBP      30,000         63,438
     7.375% 10/1/09.....................  USD      40,000         44,943

                        Global Asset Allocation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    CORPORATE BONDS (CONTINUED)
    BANKS (CONTINUED)
  # SMFG Finance 144A (Cayman Islands)
     2.25% 7/11/05......................  JPY   9,000,000   $    195,542
    U.S. Bank National Association
     6.375% 8/1/11......................  USD      50,000         55,235
    Wachovia Bank 7.80% 8/18/10.........          120,000        139,535
    Washington Mutual 5.625% 1/15/07....          200,000        204,484
    Wells Fargo 6.375% 8/1/11...........          175,000        193,747
                                                            ------------
                                                               1,912,497
                                                            ------------
    BEVERAGE/BOTTLING-0.05%
    Coors Brewing 6.375% 5/15/12........           25,000         27,156
  # Miller Brewing 144A 5.50% 8/15/13...           95,000         98,611
                                                            ------------
                                                                 125,767
                                                            ------------
    BROKERAGE-0.19%
    Goldman Sachs Group 6.875% 1/15/11..          235,000        262,336
    Morgan Stanley 6.75% 4/15/11........          220,000        243,886
                                                            ------------
                                                                 506,222
                                                            ------------
    CHEMICALS-0.09%
    Dow Chemical 6.125% 2/1/11..........          100,000        108,700
    ICI Wilmington 4.375% 12/1/08.......           80,000         79,454
    Rohm & Haas 7.85% 7/15/29...........           40,000         54,685
                                                            ------------
                                                                 242,839
                                                            ------------
    CONSUMER PRODUCTS-0.05%
    Avon Products 7.15% 11/15/09........           75,000         83,739
    Newell Rubbermaid 4.00% 5/1/10......           55,000         53,365
                                                            ------------
                                                                 137,104
                                                            ------------
    CONSUMER SERVICES-0.02%
    Cendant 6.25% 1/15/08...............           50,000         52,186
                                                            ------------
                                                                  52,186
                                                            ------------
    ENERGY-0.24%
    Amerada Hess 7.875% 10/1/29.........           40,000         50,700
    Anadarko Finance (Canada) 7.50%
     5/1/31.............................           40,000         50,663
    Burlington Resources Finance
     (Canada) 6.68% 2/15/11.............           40,000         44,194
    Devon Financing 6.875% 9/30/11......          150,000        168,060
    Duke Energy Field Services 7.875%
     8/16/10............................           60,000         68,952
    Marathon Oil 6.125% 3/15/12.........  USD      40,000         43,596

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    CORPORATE BONDS (CONTINUED)
    ENERGY (CONTINUED)
    Pemex Project Funding Master Trust
     8.00% 11/15/11.....................          100,000   $    113,850
    Valero Energy 7.50% 4/15/32.........           70,000         86,682
                                                            ------------
                                                                 626,697
                                                            ------------
    ENTERTAINMENT-0.04%
    Time Warner 7.625% 4/15/31..........           70,000         87,700
    Viacom 6.625% 5/15/11...............           25,000         26,885
                                                            ------------
                                                                 114,585
                                                            ------------
    ENVIRONMENTAL SERVICES-0.02%
    Waste Management 7.375% 8/1/10......           40,000         44,778
                                                            ------------
                                                                  44,778
                                                            ------------
    FINANCE-0.39%
    American General Finance 5.375%
     10/1/12............................           65,000         67,198
    Capital One Financial 5.50%
     6/1/15.............................           65,000         66,624
    Citigroup 5.15% 5/21/26.............  GBP      35,000         64,790
    Countrywide Home Loans 3.25%
     5/21/08............................  USD      85,000         82,588
    General Electric Capital
     6.00% 6/15/12......................          400,000        436,870
     6.75% 3/15/32......................           50,000         61,911
    HSBC Finance 6.75% 5/15/11..........          125,000        138,913
    International Lease Finance 3.50%
     4/1/09.............................           50,000         48,189
    USA Education 5.625% 4/10/07........           80,000         82,054
                                                            ------------
                                                               1,049,137
                                                            ------------
    FOOD-0.06%
    ConAgra Foods 6.75% 9/15/11.........           55,000         60,943
    Kraft Foods 5.625% 11/1/11..........           90,000         95,602
                                                            ------------
                                                                 156,545
                                                            ------------
    GAMING-0.02%
    Harrah's Operating 7.50% 1/15/09....           50,000         54,657
                                                            ------------
                                                                  54,657
                                                            ------------
    HEALTHCARE-0.02%
  # McKesson 144A 7.75% 2/1/12..........           55,000         63,998
                                                            ------------
                                                                  63,998
                                                            ------------

                        Global Asset Allocation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    CORPORATE BONDS (CONTINUED)
    HOME BUILDERS-0.02%
    Centex 7.875% 2/1/11................  USD      55,000   $     62,950
                                                            ------------
                                                                  62,950
                                                            ------------
    INSURANCE-0.04%
    Allstate 7.20% 12/1/09..............           25,000         27,941
    Marsh & McLennan 6.25% 3/15/12......           60,000         63,414
                                                            ------------
                                                                  91,355
                                                            ------------
    MACHINERY-0.02%
    John Deere Capital 7.00% 3/15/12....           50,000         57,443
                                                            ------------
                                                                  57,443
                                                            ------------
    MEDIA-0.08%
    Comcast Cable Communication 6.75%
     1/30/11............................          165,000        182,250
    News America 6.20% 12/15/34.........           40,000         42,125
                                                            ------------
                                                                 224,375
                                                            ------------
    METALS & MINING-0.02%
    Alcoa 6.00% 1/15/12.................           40,000         43,378
                                                            ------------
                                                                  43,378
                                                            ------------
    PAPER & FOREST PRODUCTS-0.03%
    International Paper 6.75% 9/1/11....           40,000         43,657
    Weyerhaeuser 7.375% 3/15/32.........           40,000         47,317
                                                            ------------
                                                                  90,974
                                                            ------------
    PHARMACEUTICALS-0.03%
    Bristol-Myers Squib 5.75% 10/1/11...           45,000         48,208
    Wyeth 5.50% 3/15/13.................           40,000         42,164
                                                            ------------
                                                                  90,372
                                                            ------------
    REAL ESTATE-0.02%
    EOP Operating 7.25% 6/15/28.........           50,000         58,459
                                                            ------------
                                                                  58,459
                                                            ------------
    RETAIL-0.04%
    Kroger 7.50% 4/1/31.................           40,000         48,322
    Safeway 7.25% 2/1/31................           50,000         58,080
                                                            ------------
                                                                 106,402
                                                            ------------
    TECHNOLOGY/HARDWARE-0.02%
    Motorola 7.625% 11/15/10............           40,000         45,820
                                                            ------------
                                                                  45,820
                                                            ------------

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    CORPORATE BONDS (CONTINUED)
    TECHNOLOGY/SOFTWARE-0.02%
    Computer Sciences 3.50% 4/15/08.....  USD      50,000   $     48,878
                                                            ------------
                                                                  48,878
                                                            ------------
    TELECOMMUNICATIONS-0.22%
    AT&T 9.75% 11/15/31.................           60,000         78,375
    AT&T Wireless Services 8.75%
     3/1/31.............................           55,000         77,328
    BellSouth 6.55% 6/15/34.............           45,000         51,415
    Deutsche Telekom International
     Finance (Netherlands) 8.25%
     6/15/30............................           35,000         47,536
    France Telecom (France) 8.75%
     3/1/31.............................           35,000         48,950
    Sprint Capital 8.375% 3/15/12.......           65,000         78,287
    Telecom Italia Capital (Luxembourg)
     5.25% 11/15/13.....................           45,000         45,761
    TELUS (Canada) 8.00% 6/1/11.........           45,000         52,691
    Verizon New York 6.875% 4/1/12......          105,000        116,201
                                                            ------------
                                                                 596,544
                                                            ------------
    TOBACCO-0.04%
    Altria Group 7.75% 1/15/27..........           50,000         60,213
    UST 6.625% 7/15/12..................           50,000         55,952
                                                            ------------
                                                                 116,165
                                                            ------------
    TRANSPORTATION & SHIPPING-0.05%
  # ERAC USA Finance 144A 8.00%
     1/15/11............................           50,000         57,962
    Union Pacific 6.70% 12/1/06.........           75,000         77,480
                                                            ------------
                                                                 135,442
                                                            ------------
    UTILITIES-0.23%
    American Electric Power 6.125%
     5/15/06............................           25,000         25,444
    Dominion Resources 8.125% 6/15/10...           35,000         40,368
    Duke Capital 5.668% 8/15/14.........           45,000         46,833
    FirstEnergy 6.45% 11/15/11..........           45,000         49,233
    FPL Group Capital 7.625% 9/15/06....          100,000        104,122
    Pacific Gas & Electric 6.05%
     3/1/34.............................           45,000         49,771
    PPL Capital Funding 4.33% 3/1/09....           50,000         49,655
    Progress Energy 7.00% 10/30/31......           45,000         52,143

                        Global Asset Allocation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    CORPORATE BONDS (CONTINUED)
    UTILITIES (CONTINUED)
    PSEG Power 7.75% 4/15/11............  USD      25,000   $     28,857
    Sempra Energy 7.95% 3/1/10..........           40,000         45,467
    TXU Energy 7.00% 3/15/13............           65,000         72,599
    Xcel Energy 7.00% 12/1/10...........           55,000         61,256
                                                            ------------
                                                                 625,748
                                                            ------------
    TOTAL CORPORATE BONDS (COST
     $8,254,924)........................                       8,506,187
                                                            ------------
    NON-AGENCY ASSET-BACKED SECURITIES-0.84%
 -- Capital One Multi-Asset Trust Series
     2003-A1 A1 3.61% 1/15/09...........          105,000        105,292
    Conseco Finance Securitizations
     Series 2000-1 A4 7.62% 5/1/31......          337,966        342,500
     Series 2000-5 A5 7.70% 2/1/32......        1,000,000      1,010,026
     Series 2002-2 A4 8.48% 12/1/30.....          467,505        480,083
 -- # Countrywide Asset-Backed
     Certificates 144A
     Series 2003-SD3 A1 3.73%
     12/25/32...........................           22,159         22,281
     Series 2004-SD1 A1 3.65% 6/25/33...           38,128         38,198
    First Franklin Mortgage Loan Series
     2004-FFB A1 4.167% 6/25/24.........          129,635        129,310
 -- # Providian Gateway Master Trust
     Series 2004-BA D 144A 4.62%
     7/15/10............................          135,000        135,270
                                                            ------------
    TOTAL NON-AGENCY ASSET-BACKED
     SECURITIES
     (COST $2,266,860)..................                       2,262,960
                                                            ------------
    NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.86%
 -- Granite Mortgage Series 2003-1 1C
     4.595% 1/20/43.....................          750,000        772,031
    GSR Series 2005-4F 3A1 6.50%
     4/25/20............................          506,437        534,537
 -- # Paragon Mortgages Series 7A B1A
     (United Kingdom) 4.018% 5/15/43....          170,000        170,410
 -- Permanent Financing Series 2004 2C
     (United Kingdom) 4.10% 6/10/42.....          600,000        602,941
 -- Structured Adjustable Rate Mortgage
     Loan Trust Series 2004-3AC A1 4.94%
     3/25/34............................  USD     229,132        230,582
                                                            ------------
    TOTAL NON-AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS
     (COST $2,304,961)..................                       2,310,501
                                                            ------------

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    SOVEREIGN DEBT-3.54%
    AUSTRALIA-0.18%
    Australian Government 6.75%
     11/15/06...........................  AUD     610,000   $    474,091
                                                            ------------
                                                                 474,091
                                                            ------------
    AUSTRIA-0.32%
    Republic of Austria
     #144A 3.80% 10/20/13...............  EUR     295,000        377,951
     5.875% 7/15/06.....................          390,000        490,384
                                                            ------------
                                                                 868,335
                                                            ------------
    BELGIUM-0.12%
    Kingdom of Belgium 5.75% 3/28/08....          250,000        331,120
                                                            ------------
                                                                 331,120
                                                            ------------
    CANADA-0.15%
    Government of Canada
     5.75% 6/1/29.......................  CAD     130,000        129,729
     6.00% 6/1/08.......................          290,000        256,472
     8.00% 6/1/23.......................           20,000         24,189
                                                            ------------
                                                                 410,390
                                                            ------------
    FINLAND-0.23%
    Republic of Finland
     5.00% 7/4/07.......................  EUR     135,000        172,688
     5.75% 2/23/11......................          310,000        436,405
                                                            ------------
                                                                 609,093
                                                            ------------
    FRANCE-0.64%
    Government of France
     5.00% 10/25/16.....................          250,000        352,821
     5.50% 4/25/07......................          157,000        201,602
     5.50% 4/25/10......................          295,000        405,400
     5.50% 4/25/29......................          270,000        423,403
     7.25% 4/25/06......................          255,000        321,302
                                                            ------------
                                                               1,704,528
                                                            ------------
    GERMANY-1.28%
    Bundesrepublik Deutschland
     3.50% 10/10/08.....................          260,000        327,344
     4.50% 7/4/09.......................          846,000      1,108,177
     4.75% 7/4/34.......................          295,000        426,107
     6.00% 1/4/07.......................          875,000      1,120,342
     6.50% 7/4/27.......................          255,000        443,275
                                                            ------------
                                                               3,425,245
                                                            ------------

                        Global Asset Allocation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    SOVEREIGN DEBT (CONTINUED)
    ITALY-0.11%
    Republic of Italy 8.75% 7/1/06......  EUR     230,000   $    296,589
                                                            ------------
                                                                 296,589
                                                            ------------
    MEXICO-0.07%
    Mexico Government International Bond
     8.125% 12/30/19....................  USD     160,000        196,800
                                                            ------------
                                                                 196,800
                                                            ------------
    NETHERLANDS-0.25%
    Netherlands Government
     4.00% 1/15/37......................  EUR     200,000        255,188
     5.00% 7/15/11......................          300,000        409,543
                                                            ------------
                                                                 664,731
                                                            ------------
    SWEDEN-0.05%
    Kingdom of Sweden 6.75% 5/5/14......  SEK     815,000        135,729
                                                            ------------
                                                                 135,729
                                                            ------------
    UNITED KINGDOM-0.14%
    U.K. Treasury
     4.75% 9/7/15.......................  GBP     140,000        263,088
     5.00% 3/7/25.......................           58,000        114,908
                                                            ------------
                                                                 377,996
                                                            ------------
    TOTAL SOVEREIGN DEBT (COST
     $9,580,921)........................                       9,494,647
                                                            ------------
    U.S. TREASURY OBLIGATIONS-3.23%
    U.S. Treasury Bonds
     6.25% 8/15/23......................  USD     225,000        280,468
     6.25% 5/15/30......................          210,000        273,599
     8.75% 5/15/17......................          470,000        674,983

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(OE)     (U.S. $)
    U.S. TREASURY OBLIGATIONS (CONTINUED)
    U.S. Treasury Inflation Index Notes
     2.00% 1/15/14......................  USD   2,200,645   $  2,267,439
    U.S. Treasury Notes
     3.375% 2/28/07.....................        1,070,000      1,065,654
     3.625% 4/30/07.....................          645,000        644,849
     3.625% 1/15/10.....................          480,000        477,881
     3.75% 3/31/07......................        2,970,000      2,975,452
     4.75% 5/15/14......................           15,000         15,921
                                                            ------------
    TOTAL U.S. TREASURY OBLIGATIONS
     (COST $8,603,761)..................                       8,676,246
                                                            ------------
                                               NUMBER OF
                                                 SHARES
    WARRANTS-0.00%
 +# Mediq 144A, exercise price $0.01,
     expiration date 6/1/09.............               40              0
@+# Pliant 144A, exercise price $0.01,
     expiration date 6/1/10.............               30              0
 +# Solutia 144A, exercise price $7.59,
     expiration date 7/15/09............               20              0
 +# Startec Global, exercise price
     $24.20, expiration date 5/15/08....               40              0
  + US Airways, exercise price $10.00,
     expiration date 1/1/10.............                8              0
                                                            ------------
    TOTAL WARRANTS (COST $3,520)........                               0
                                                            ------------

TOTAL MARKET VALUE OF SECURITIES-100.67% (COST
 $245,020,482)..............................................   270,272,870
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.67%).....    (1,785,601)
                                                              ------------
NET ASSETS APPLICABLE TO 19,502,816 SHARES
 OUTSTANDING-100.00%........................................  $268,487,269
                                                              ============
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
 ($262,320,647 / 19,054,280 SHARES).........................       $13.767
                                                                   =======
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
 ($6,166,622 / 448,536 SHARES)..............................       $13.748
                                                                   =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $235,828,674
Undistributed net investment income.........................     2,325,684
Accumulated net realized gain on investments................     5,624,618
Net unrealized appreciation of investments and foreign
 currencies.................................................    24,708,293
                                                              ------------
Total net assets............................................  $268,487,269
                                                              ============

                        Global Asset Allocation Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

------------------

(OE) Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD-Australian Dollar
CAD-Canadian Dollar
EUR-European Monetary Unit
GBP-British Pound Sterling
JPY-Japanese Yen
SEK-Swedish Kroner
USD-U.S. Dollar

  V Securities have been classified by type of business.
    Classification by country of origin has been presented in
    Note 8 in "Notes to Financial Statements."
  + Non-income producing security for the period ended June 30,
    2005.
 =/ The interest rate shown is the effective yield as of the time of purchase.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 7 in "Notes to Financial
    Statements."
  @ Illiquid security. See Note 7 in "Notes to Financial
    Statements." At June 30, 2005, 1 security was deemed illiquid which represented 0.00% of the Fund's net assets.
 -- Variable rate notes. The interest rate shown is the rate as of June 30, 2005.
(.) Considered an affiliated company. See Note 2 in "Notes to
    Financial Statements."

SUMMARY OF ABBREVIATIONS
ARM-Adjustable Rate Mortgage
GNMA-Government National Mortgage Association
S.F.-Single Family
TBA-To Be Announced
yr-Year

The following forward foreign currency exchange contracts were outstanding at June 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                        VALUE OF CONTRACT
  CONTRACTS TO RECEIVE (DELIVER)              IN EXCHANGE FOR           AT JUNE 30, 2005            SETTLEMENT DATE
-----------------------------------           ---------------           -----------------           ---------------
(3,500,000) Australian Dollars                US$  2,664,900             US$  2,644,368               11/25/05
670,000 Australian Dollars                    US$   (507,860)            US$   (506,207)              11/25/05
(7,500,000) British Pounds                    US$ 13,595,857             US$ 13,389,700               11/25/05
1,685,000 Canadian Dollars                    US$ (1,344,858)            US$ (1,380,883)              11/25/05
(8,745,000) European Monetary Units           US$ 10,769,817             US$ 10,651,519               11/25/05
50,000 European Monetary Units                US$    (60,475)            US$    (60,508)               7/01/05
5,425,000 European Monetary Units             US$ (6,604,124)            US$ (6,607,718)              11/25/05
1,419,600,000 Japanese Yen                    US$(13,422,844)            US$(12,993,252)              11/25/05
9,425,000 Singapore Dollars                   US$ (5,705,551)            US$ (5,627,952)              11/25/05
105,410,000 Swedish Kroner                    US$(14,086,321)            US$(13,613,712)              11/25/05
(2,860,000) Swiss Francs                      US$  2,311,298             US$  2,258,753               11/25/05
209,040,000 Thailand Baht                     US$ (5,160,207)            US$ (5,070,923)              11/25/05

                                       UNREALIZED
                                      APPRECIATION
  CONTRACTS TO RECEIVE (DELIVER)     (DEPRECIATION)
-----------------------------------  --------------
(3,500,000) Australian Dollars         $  20,532
670,000 Australian Dollars                (1,653)
(7,500,000) British Pounds               206,157
1,685,000 Canadian Dollars                36,025
(8,745,000) European Monetary Units      118,298
50,000 European Monetary Units                33
5,425,000 European Monetary Units          3,594
1,419,600,000 Japanese Yen              (429,592)
9,425,000 Singapore Dollars              (77,599)
105,410,000 Swedish Kroner              (472,609)
(2,860,000) Swiss Francs                  52,545
209,040,000 Thailand Baht                (89,284)
                                       ---------
                                       $(633,553)
                                       =========

------------------
(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                        Global Asset Allocation Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS:
Investments in affiliated companies, at market.........  $ 18,479,409
Other investments at market............................   251,793,461
Cash and foreign currencies............................       975,816
Receivable for securities sold.........................     1,025,167
Dividends and interest receivable......................     1,108,722
Subscriptions receivable...............................        49,766
Other assets...........................................         6,394
                                                         ------------
Total assets...........................................   273,438,735
                                                         ------------
LIABILITIES:
Payable for securities purchased.......................     3,821,157
Liquidations payable...................................       149,279
Management fees payable................................       162,770
Other accrued expenses.................................       149,077
Other liabilities......................................       669,183
                                                         ------------
Total liabilities......................................     4,951,466
                                                         ------------
TOTAL NET ASSETS.......................................  $268,487,269
                                                         ============
Investments at cost....................................  $245,020,482
                                                         ============

                             See accompanying notes

                        Global Asset Allocation Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 2,278,880
Interest.................................................      943,999
Other income.............................................       13,851
Foreign tax withheld.....................................     (114,892)
                                                           -----------
                                                             3,121,838
                                                           -----------
EXPENSES:
Management fees..........................................      977,879
Accounting and administration expenses...................      133,149
Reports and statements to shareholders...................       54,196
Custodian fees...........................................       44,407
Professional fees........................................       15,387
Distribution expenses-Service Class......................        5,879
Trustees' fees...........................................        5,599
Other....................................................       13,043
                                                           -----------
                                                             1,249,539
Less expense paid indirectly.............................         (994)
                                                           -----------
Total expenses...........................................    1,248,545
                                                           -----------
NET INVESTMENT INCOME....................................    1,873,293
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments.............................................    6,600,874
 Foreign currencies......................................      442,361
                                                           -----------
Net realized gain........................................    7,043,235
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................   (8,407,360)
                                                           -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   (1,364,125)
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $   509,168
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/05       YEAR ENDED
                                            (UNAUDITED)      12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  1,873,293   $  3,714,602
Net realized gain on investments and
 foreign currencies.......................     7,043,235     43,885,967
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................    (8,407,360)   (14,738,342)
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................       509,168     32,862,227
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................      (888,349)    (4,267,508)
 Service Class............................       (16,530)       (33,159)
Net realized gain on investments:
 Standard Class...........................    (7,248,759)             -
 Service Class............................      (151,450)             -
                                            ------------   ------------
                                              (8,305,088)    (4,300,667)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    10,216,149     11,910,036
 Service Class............................     3,376,020      3,559,403
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     8,137,108      4,267,508
 Service Class............................       167,980         33,159
                                            ------------   ------------
                                              21,897,257     19,770,106
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (16,644,541)   (33,968,076)
 Service Class............................    (1,074,754)      (872,088)
                                            ------------   ------------
                                             (17,719,295)   (34,840,164)
                                            ------------   ------------
Increase (decrease) in net assets derived
 from capital share transactions..........     4,177,962    (15,070,058)
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....    (3,617,958)    13,491,502
NET ASSETS:
Beginning of period.......................   272,105,227    258,613,725
                                            ------------   ------------
End of period (including undistributed net
 investment income of $2,325,684 and
 $292,226, respectively)..................  $268,487,269   $272,105,227
                                            ============   ============

                             See accompanying notes

                        Global Asset Allocation Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
                             SIX MONTHS
                                ENDED
                             6/30/05(1)                                            YEAR ENDED
                             (UNAUDITED)        12/31/04(2)        12/31/03(3)        12/31/02        12/31/01(4)        12/31/00
                             ----------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period.................   $ 14.186           $ 12.704           $ 10.890          $ 12.563         $ 14.782          $ 16.793

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income(5)...      0.098              0.190              0.134             0.221            0.316             0.393
Net realized and unrealized
 gain (loss) on investments
 and foreign currencies....     (0.079)             1.515              2.045            (1.708)          (1.410)           (1.259)
                              --------           --------           --------          --------         --------          --------
Total from investment
 operations................      0.019              1.705              2.179            (1.487)          (1.094)           (0.866)
                              --------           --------           --------          --------         --------          --------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income......     (0.048)            (0.223)            (0.365)           (0.186)          (0.050)                -
Net realized gain on
 investments...............     (0.390)                 -                  -                 -           (1.075)           (1.145)
                              --------           --------           --------          --------         --------          --------
Total dividends and
 distributions.............     (0.438)            (0.223)            (0.365)           (0.186)          (1.125)           (1.145)
                              --------           --------           --------          --------         --------          --------

Net asset value, end of
 period....................   $ 13.767           $ 14.186           $ 12.704          $ 10.890         $ 12.563          $ 14.782
                              ========           ========           ========          ========         ========          ========

Total return(6)............      0.24%             13.54%             20.40%           (11.89%)          (7.88%)           (5.44%)

RATIOS AND SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000 omitted).............   $262,320           $268,263           $257,804          $242,101         $322,310          $389,004
Ratio of expenses to
 average net assets........      0.94%              1.03%              1.06%             1.00%            0.96%             0.94%
Ratio of net investment
 income to average net
 assets....................      1.42%              1.46%              1.16%             1.88%            2.38%             2.51%
Portfolio turnover.........       102%               139%               191%              133%             186%              154%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund's sub-adviser.

(3)Effective April 30, 2003, the Lincoln National Global Asset Allocation Fund, Inc. was merged into the Global Asset Allocation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Global Asset Allocation Fund, Inc.

(4)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(5)The average shares outstanding method has been applied for per share information.

(6)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                        Global Asset Allocation Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                    GLOBAL ASSET ALLOCATION FUND SERVICE CLASS

                                                            SIX MONTHS
                                                               ENDED                    5/15/03(3)
                                                            6/30/05(1)    YEAR ENDED        TO
                                                            (UNAUDITED)   12/31/04(2)    12/31/03
                                                            -----------   -----------   ----------
Net asset value, beginning of period......................    $14.179       $12.700      $11.578

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)..................................      0.081         0.157        0.062
Net realized and unrealized gain (loss) on investments and
 foreign currencies.......................................     (0.079)        1.512        1.411
                                                              -------       -------      -------
Total from investment operations..........................      0.002         1.669        1.473
                                                              -------       -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.....................................     (0.043)       (0.190)      (0.351)
Net realized gain on investments..........................     (0.390)            -            -
                                                              -------       -------      -------
Total dividends and distributions.........................     (0.433)       (0.190)      (0.351)
                                                              -------       -------      -------

Net asset value, end of period............................    $13.748       $14.179      $12.700
                                                              =======       =======      =======

Total return(5)...........................................      0.11%        13.27%       13.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................    $ 6,167       $ 3,842      $   810
Ratio of expenses to average net assets...................      1.19%         1.28%        1.29%
Ratio of net investment income to average net assets......      1.17%         1.21%        0.83%
Portfolio turnover........................................       102%          139%      191%(6)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund's sub-adviser.

(3)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(6)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                        Global Asset Allocation Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Global Asset Allocation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended June 30, 2005, the Fund earned $13,851 under the program, which is included in "other income" on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005, were $994. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

                        Global Asset Allocation Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of $400 million.

UBS Global Asset Management (Americas) Inc. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.47% for the first $200 million of the Fund's average daily net assets, 0.42% of the next $200 million of the Fund's average daily net assets, and 0.40% of the excess of the Fund's average daily net assets over $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $108,558.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these services amounted to $12,091.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $162,770
Accounting and Administration Fees Payable to DSC...........    36,146
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     1,225

The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the "UBS Relationship Funds"), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors. For the six months ended June 30, 2005, the Fund received no distributions from the UBS Relationship Funds.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees of the Fund is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $96,867,858 and sales of $112,298,776 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2005, the Fund made purchases of $34,548,913 and sales of $35,452,333 of long-term U.S. government securities.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $244,775,957. At June 30, 2005, net unrealized appreciation was $25,140,236, of which $29,478,972 related to unrealized appreciation of investments and $4,338,736 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary

                        Global Asset Allocation Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED) income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                           SIX MONTHS           YEAR
                                             ENDED             ENDED
                                            6/30/05*          12/31/04
                                           ----------        ----------
Ordinary income..........................  $2,163,292        $4,300,667
Long-term capital gain...................  6,141,796                  -
                                           ----------        ----------
Total....................................  $8,305,088        $4,300,667
                                           ==========        ==========

------------------
*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $235,828,674
Undistributed ordinary income...........................      3,195,349
Undistributed long-term capital gain....................      4,408,579
Unrealized appreciation of investments and foreign
 currencies.............................................     25,054,667
                                                           ------------
Net assets..............................................   $268,487,269
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, market discount and premium on debt instruments, and mark to market of forward foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

UNDISTRIBUTED            ACCUMULATED
NET INVESTMENT           NET REALIZED
    INCOME               GAIN (LOSS)
--------------           ------------
  $1,065,044             $(1,065,044)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/05           12/31/04
                                           ----------        ----------
Shares sold:
 Standard Class..........................    732,835            915,239
 Service Class...........................    241,842            270,928
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................    604,405            329,401
 Service Class...........................     12,490              2,538
                                           ----------        ----------
                                           1,591,572          1,518,106
                                           ----------        ----------
Shares repurchased:
 Standard Class..........................  (1,193,390)       (2,626,969)
 Service Class...........................    (76,746)           (66,281)
                                           ----------        ----------
                                           (1,270,136)       (2,693,250)
                                           ----------        ----------
Net increase (decrease)..................    321,436         (1,175,144)
                                           ==========        ==========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the

                        Global Asset Allocation Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION (CONTINUED) date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Financial Futures Contracts--The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures were outstanding at June 30, 2005.

Swap Agreements--The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at June 30, 2005.

7. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 1.01% of total net assets. Rule 144A securities comprising 0.00% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Statement of Net Assets.

                        Global Asset Allocation Fund- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. GEOGRAPHIC DISCLOSURE
As of June 30, 2005, the Fund's geographic diversification was as follows:

                                                           PERCENTAGE OF
                                                            NET ASSETS
                                                           -------------
Australia................................................       0.89%
Austria..................................................       0.55%
Belgium..................................................       0.49%
Canada...................................................       1.21%
Cayman Islands...........................................       0.07%
Denmark..................................................       0.09%
Finland..................................................       0.79%
France...................................................       2.76%
Germany..................................................       2.31%
Hong Kong................................................       0.38%
Ireland..................................................       0.62%
Italy....................................................       0.56%
Japan....................................................       4.58%
Luxembourg...............................................       0.02%
Mexico...................................................       0.07%
Netherlands..............................................       2.31%
Norway...................................................       0.13%
Singapore................................................       0.09%
Spain....................................................       0.16%
Sweden...................................................       0.30%
Switzerland..............................................       2.72%
United Kingdom...........................................       6.33%
United States............................................      73.10%
                                                              -------
                                                              100.53%
                                                              =======

Like any investment in securities, the value of the portfolio may be subject to risk or loss from market, currency, economic, and political factors, which occur in the countries where the Fund is invested.

9. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                        Global Asset Allocation Fund- 20

                                  GROWTH FUND

                            [MERCURY ADVISORS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GROWTH FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
OTHER FUND INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at, the beginning of the period and held for the entire period from January 1, 2005(1) to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                Value(1)      Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,065.90      0.86%        $4.41
Service Class                    1,000.00    1,065.50      1.11%         5.68
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.53      0.86%        $4.31
Service Class                    1,000.00    1,019.29      1.11%         5.56
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(1) Commencement of operations was May 3, 2005. For purposes of this analysis, the Fund's annualized expense ratio was applied to the period January 1, 2005 to June 30, 2005. However, the ending account value for "Actual Fund Return" uses the performance since inception and is not annualized.

                                 Growth Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   77.28%
------------------------------------------------------------------------
Commercial Services                                             1.94%
Consumer Durables                                               3.80%
Consumer Non-Durables                                           1.25%
Consumer Services                                               2.70%
Distribution Services                                           1.73%
Electronic Technology                                          17.41%
Energy Minerals                                                 3.08%
Finance                                                         1.60%
Health Services                                                10.30%
Health Technology                                               6.56%
Non-Energy Minerals                                             0.71%
Producer Manufacturer                                           2.86%
Retail Trade                                                   10.14%
Technology Services                                            12.66%
Transportation                                                  0.54%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               77.28%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                22.72%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                 Growth Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK-77.28%
    COMMERCIAL SERVICES-1.94%
    Equifax.....................................      320     $   11,427
  + Getty Images................................      335         24,877
    Omnicom Group...............................      395         31,545
                                                              ----------
                                                                  67,849
                                                              ----------
    CONSUMER DURABLES-3.80%
  + Goodyear Tire & Rubber......................    1,910         28,459
    Lennar......................................      450         28,552
  + Marvel Enterprises..........................    1,265         24,946
  + NVR.........................................       35         28,350
    Ryland Group................................      295         22,382
                                                              ----------
                                                                 132,689
                                                              ----------
    CONSUMER NON-DURABLES-1.25%
    Clorox......................................      140          7,801
    Procter & Gamble............................      120          6,330
  + Timberland..................................      760         29,427
                                                              ----------
                                                                  43,558
                                                              ----------
    CONSUMER SERVICES-2.70%
    Darden Restaurants..........................      900         29,682
  + ITT Educational Services....................      540         28,847
  + MGM MIRAGE..................................      685         27,112
  + Weight Watchers International...............      165          8,516
                                                              ----------
                                                                  94,157
                                                              ----------
    DISTRIBUTION SERVICES-1.73%
    AmerisourceBergen Class A...................      425         29,389
    McKesson....................................      690         30,905
                                                              ----------
                                                                  60,294
                                                              ----------
    ELECTRONIC TECHNOLOGY-17.41%
    Boeing......................................      450         29,700
  + Cadence Design Systems......................    2,015         27,525
  + Cisco Systems...............................      495          9,459
  + Dell........................................    1,785         70,525
    Intel.......................................    3,790         98,767
  + Jabil Circuit...............................    1,000         30,730
  + Lam Research................................      980         28,361
    Motorola....................................    2,315         42,272
  + NCR.........................................      800         28,096
  + Network Appliance...........................      985         27,846
  + NVIDIA......................................    1,095         29,258
    Precision Castparts.........................      355         27,655
  + QLogic......................................      775         23,924
    Rockwell Automation.........................      620         30,200
  + Storage Technology..........................      740         26,855
    Texas Instruments...........................    1,695         47,579
  + Western Digital.............................    2,140         28,719
                                                              ----------
                                                                 607,471
                                                              ----------
    ENERGY MINERALS-3.08%
    Anadarko Petroleum..........................      285         23,413
    Burlington Resources........................      475         26,239

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    ENERGY MINERALS (CONTINUED)
    Noble Energy................................      365     $   27,612
    Sunoco......................................      265         30,125
                                                              ----------
                                                                 107,389
                                                              ----------
    FINANCE-1.60%
    Berkley (W.R.)..............................      780         27,830
    Prudential Financial........................      425         27,906
                                                              ----------
                                                                  55,736
                                                              ----------
    HEALTH SERVICES-10.30%
    Aetna.......................................      425         35,199
  + Caremark Rx.................................      800         35,616
  + Community Health Systems....................      765         28,909
  + Express Scripts Class A.....................      595         29,738
    HCA.........................................      665         37,686
  + Humana......................................      495         19,671
  + Laboratory Corporation of America
     Holdings...................................      530         26,447
  + PacifiCare Health Systems...................      405         28,937
    Quest Diagnostics...........................      590         31,429
    UnitedHealth Group..........................    1,080         56,311
    Universal Health Services Class B...........      470         29,225
                                                              ----------
                                                                 359,168
                                                              ----------
    HEALTH TECHNOLOGY-6.56%
  + Barr Pharmaceuticals........................      600         29,244
    Becton, Dickinson...........................      590         30,957
  + Invitrogen..................................      365         30,401
    Johnson & Johnson...........................    1,730        112,450
    Pfizer......................................      940         25,925
                                                              ----------
                                                                 228,977
                                                              ----------
    NON-ENERGY MINERALS-0.71%
    Nucor.......................................      540         24,635
                                                              ----------
                                                                  24,635
                                                              ----------
    PRODUCER MANUFACTURER-2.86%
  + Energizer Holdings..........................      465         28,909
    General Electric............................    2,045         70,859
                                                              ----------
                                                                  99,768
                                                              ----------
    RETAIL TRADE-10.14%
  + 7-Eleven....................................       95          2,873
    Abercrombie & Fitch Class A.................      455         31,259
  + Advance Auto Parts..........................      470         30,339
    American Eagle Outfitters...................      955         29,271
  + AutoZone....................................      325         30,050
  + Chico's FAS.................................      895         30,681
    Circuit City Stores.........................    1,640         28,356
    Gap.........................................    1,115         22,021
    Michaels Stores.............................      750         31,028
    Nordstrom...................................      465         31,605
  + Pacific Sunwear Of California...............       65          1,494
    Penney (J.C.)...............................      555         29,182

                                 Growth Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    RETAIL TRADE (CONTINUED)
    Staples.....................................    1,610     $   34,324
    Whole Foods Market..........................      180         21,294
                                                              ----------
                                                                 353,777
                                                              ----------
    TECHNOLOGY SERVICES-12.66%
    Adobe Systems...............................      950         27,189
    Autodesk....................................      890         30,589
  + BEA Systems.................................    3,085         27,086
  + BMC Software................................    1,570         28,182
  + CheckFree...................................      745         25,375
  + Citrix Systems..............................    1,355         29,349
    Computer Associates International...........    1,095         30,091
  + Fiserv......................................      720         30,924
  + Intuit......................................      705         31,803

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY SERVICES (CONTINUED)
  + McAfee......................................    1,120     $   29,322
  + Mercury Interactive.........................      740         28,386
    Microsoft...................................    1,990         49,431
  + Oracle......................................    3,585         47,322
  + VeriSign....................................      930         26,747
                                                              ----------
                                                                 441,796
                                                              ----------
    TRANSPORTATION-0.54%
    CNF.........................................      420         18,858
                                                              ----------
                                                                  18,858
                                                              ----------
    TOTAL COMMON STOCK
     (COST $2,580,114)..........................               2,696,122
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES-77.28% (COST $2,580,114)...   2,696,122
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-22.72%9.....     792,537
                                                              ----------
NET ASSETS APPLICABLE TO 327,286 SHARES
 OUTSTANDING-100.00%........................................  $3,488,659
                                                              ==========
NET ASSET VALUE-GROWTH FUND STANDARD CLASS ($3,467,067 /
 325,260 SHARES)............................................     $10.659
                                                              ==========
NET ASSET VALUE-GROWTH FUND SERVICE CLASS ($21,592 / 2,026.4
 SHARES)....................................................     $10.655
                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $3,358,044
Accumulated net investment loss.............................        (160)
Accumulated net realized gain on investments................      14,767
Net unrealized appreciation of investments..................     116,008
                                                              ----------
Total net assets............................................  $3,488,659
                                                              ==========

------------------
 +Non-income producing security for the period ended June 30, 2005.

9Of this amount, $632,709 represents subscriptions receivable as of June 30, 2005.

                             See accompanying notes

                                 Growth Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS:
Investments at market.....................................  $2,696,122
Cash......................................................     314,205
Dividends and interest receivable.........................         706
Subscriptions receivable..................................     632,709
Receivable for securities sold............................      59,237
Due from DMC..............................................       9,839
                                                            ----------
Total assets..............................................   3,712,818
                                                            ----------
LIABILITIES:
Payable for securities purchased..........................     214,500
Liquidations payable......................................           9
Other accrued expenses....................................       9,650
                                                            ----------
Total liabilities.........................................     224,159
                                                            ----------
TOTAL NET ASSETS..........................................  $3,488,659
                                                            ==========
Investments at cost.......................................  $2,580,114
                                                            ==========

STATEMENT OF OPERATIONS
May 3, 2005* to June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends..................................................  $  2,943
                                                             --------
EXPENSES:
Accounting and administration expenses.....................    13,574
Management fees............................................     2,664
Professional fees..........................................     1,950
Custodian fees.............................................     1,362
Trustees' fees.............................................       592
Reports and statements to shareholders.....................       500
Distribution expenses-Service Class........................         5
Other......................................................       500
                                                             --------
                                                               21,147
Less expenses waived or absorbed...........................   (17,470)
Less expense paid indirectly...............................      (574)
                                                             --------
Total expenses.............................................     3,103
                                                             --------
NET INVESTMENT LOSS........................................      (160)
                                                             --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments...........................    14,767
Net change in unrealized appreciation/depreciation of
 investments...............................................   116,008
                                                             --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS............   130,775
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......  $130,615
                                                             ========

------------------
*Date of commencement of operations.

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              5/3/05*
                                                                TO
                                                              6/30/05
                                                            (UNAUDITED)
                                                            -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss.......................................  $     (160)
Net realized gain on investments..........................      14,767
Net change in unrealized appreciation/depreciation of
 investments..............................................     116,008
                                                            ----------
Net increase in net assets resulting from operations......     130,615
                                                            ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................................   3,337,104
 Service Class............................................      20,950
                                                            ----------
                                                             3,358,054
                                                            ----------
Cost of shares repurchased:
 Standard Class...........................................          (2)
 Service Class............................................          (8)
                                                            ----------
                                                                   (10)
                                                            ----------
Increase in net assets derived from capital share
 transactions.............................................   3,358,044
                                                            ----------
NET INCREASE IN NET ASSETS................................   3,488,659
NET ASSETS:
Beginning of period.......................................           -
                                                            ----------
End of period (including accumulated net investment loss
 of $160).................................................  $3,488,659
                                                            ==========

------------------
*Date of commencement of operations.

                             See accompanying notes

                                 Growth Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                            GROWTH FUND STANDARD CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2).....................................     (0.001)
Net realized and unrealized gain on investments............      0.660
                                                               -------
Total from investment operations...........................      0.659
                                                               -------
Net asset value, end of period.............................    $10.659
                                                               =======
Total return(3)............................................      6.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 3,467
Ratio of expenses to average net assets(4).................      0.86%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      5.72%
Ratio of net investment loss to average net assets.........     (0.04%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (4.90%)
Portfolio turnover.........................................       214%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.02%.

                             See accompanying notes

                                 Growth Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                            GROWTH FUND SERVICE CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2).....................................     (0.005)
Net realized and unrealized gain on investments............      0.660
                                                               -------
Total from investment operations...........................      0.655
                                                               -------

Net asset value, end of period.............................    $10.655
                                                               =======

Total return(3)............................................      6.55%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $    22
Ratio of expenses to average net assets(4).................      1.11%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      5.97%
Ratio of net investment loss to average net assets.........     (0.29%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (5.15%)
Portfolio turnover.........................................       214%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.27%.

                             See accompanying notes

                                 Growth Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund commenced operations on May 3, 2005.

The Fund's investment objective is long-term growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the period ended June 30, 2005, were $574. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.74% of the average daily net assets of the Fund.

Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 0.86% of average daily net assets. The Agreement will continue at least through September 1, 2006, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Mercury Advisors (the "Sub-Advisor"), a division of Merrill Lynch Investment Managers, is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $500 million of the Fund's average daily net assets and 0.35% of any excess of the Fund's average daily net assets over $500 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period ended June 30, 2005, fees for these services amounted to $10,309.

                                 Growth Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period ended June 30, 2005, fees for these support services amounted to $1,182.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $ 1,441
Accounting and Administration Fees Payable to DSC...........   10,309
Administration Fees Payable to Lincoln Life.................    2,083
Distribution Fees Payable to the Companies..................        3

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period ended June 30, 2005, the Fund made purchases of $3,427,068 and sales of $861,721 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $2,581,141. At June 30, 2005, net unrealized appreciation was $114,981, of which $144,887 related to unrealized appreciation of investments and $29,906 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the period ended June 30, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..............................  $3,358,044
Undistributed ordinary income..............................      15,634
Unrealized appreciation of investments.....................     114,981
                                                             ----------
Net assets.................................................  $3,488,659
                                                             ==========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                           PERIOD ENDED
                                                             6/30/05*
                                                           ------------
Shares sold:
 Standard Class..........................................    325,260
 Service Class...........................................      2,027
Shares repurchased:
 Service Class...........................................         (1)
                                                             -------
Net increase.............................................    327,286
                                                             =======

------------------
* Commenced operations on May 3, 2005.

                                 Growth Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                Growth Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
OTHER FUND INFORMATION

On January 10, 2005, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the Growth Fund and the appointment of an adviser and sub-adviser for the new Fund. Following presentations from Fund Management and two sub-advisory candidates, the Independent Trustees met in executive session to consider approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, and the sub-advisory agreement.

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, DMC, and each of the proposed sub-advisers. The materials provided by the proposed sub-advisers included information in connection with their respective in-person presentations. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. The Independent Trustees considered the following factors and reached the following conclusions with respect to their recommendations to the full Board of Trustees.

ADVISORY SERVICES

In evaluating the services to be provided by DMC to the Growth Fund, they considered the nature, extent and quality of services provided by DMC for the existing series of funds of the Trust and concluded that DMC provided excellent performance at a reasonable cost. The Independent Trustees determined that the investment performance of the existing funds for which DMC served as adviser meets expectations. The Independent Trustees reviewed management fees and the proposed expense ratios (which would be subject to expense limitations with DMC or a Lincoln Financial Group entity absorbing expenses above the expense limitations) for the Fund compared to management fees and total expense ratio information of comparable Lipper peer group funds. They also considered the pro forma profitability to DMC and its affiliates with respect to the proposed Fund and concluded that DMC's fees were within an acceptable range. The Independent Trustees considered the expense limitations proposed by Fund Management and determined that economies of scale and breakpoints in the fee schedules for the proposed Fund would be reviewed in the future when the Fund had attracted assets. They reviewed services provided to the existing funds and advisory fees paid by other funds advised by DMC and comparative management fee and total expense ratio information for the proposed Fund and determined that the proposed advisory fees were reasonable for the services to be rendered. The Independent Trustees reviewed materials provided by DMC and noted that DMC has the ability to obtain research with soft dollars which may be used by the Fund and other clients of DMC and that DMC may enjoy increased business from fund shareholders who are familiar with the organization.

The Independent Trustees recommended that the full Board of Trustees approve the investment management agreement with DMC for the Growth Fund, and the full Board concurred with the evaluation and recommendation of the Independent Trustees. On January 10, 2005, the full Board of Trustees approved (a) the selection of DMC as the Fund's investment adviser, (b) the investment management agreement with DMC, and (c) the advisory fees and any other amounts to be any other amounts to be paid under the agreement.

SUB-ADVISORY SERVICES

The Independent Trustees considered written materials prepared by Fund Management comparing Mercury Advisors with another sub-advisory candidate in terms of performance, investment process, services offered and compliance, as well as written materials provided by and an in-person presentation by both candidates in considering the nature, extent and quality of services to be provided. Based on the materials provided and the in-person presentations, the Independent Trustees determined to recommend approval of a sub-advisory agreement with Mercury Advisors. The Independent Trustees reviewed materials describing the services that Mercury Advisors would provide and Fund Management's analysis of Mercury Advisor's capabilities, and the Independent Trustees concluded that Mercury Advisors had experience in providing quality services. In determining that the past investment performance of Mercury Advisors exceeded the benchmark's performance, the Independent Trustees reviewed the investment performance of the Merrill Lynch Growth Fund managed by Mercury Advisors compared to the Russell 1000 Growth Index and the performance of the comparable Lipper peer group funds. The Independent Trustees reviewed comparative Lipper peer group expense information, the fee charged by Mercury Advisors to its retail equivalent fund and considered that the proposed sub-advisory fee includes a breakpoint once fund assets reached $500 million in determining that the costs were reasonable for the services to be provided.

The Independent Trustees recommended that the full Board approve the sub-advisory agreement with Mercury Advisors for the Growth Fund, and the full Board concurred with the evaluation and recommendation of the Independent Trustees. On January 10, 2005, the full Board of Trustees approved (a) the selection of Mercury Advisors as the fund's sub-adviser, (b) the sub-advisory agreement with Mercury Advisors, and (c) the sub-advisory fees and any other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                Growth Fund- 11

                             GROWTH AND INCOME FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth and Income Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,004.40      0.38%        $1.89
Service Class                    1,000.00    1,003.20      0.63%         3.13
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,022.91      0.38%        $1.91
Service Class                    1,000.00    1,021.67      0.63%         3.16
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                           Growth and Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.91%
------------------------------------------------------------------------
Basic Materials                                                 3.74%
Business Services                                               0.68%
Capital Goods                                                   7.51%
Communication Services                                          1.42%
Consumer Discretionary                                          5.17%
Consumer Services                                               2.12%
Consumer Staples                                                7.91%
Credit Cyclicals                                                1.28%
Energy                                                          7.77%
Finance                                                        23.06%
Healthcare                                                     13.19%
Media                                                           4.17%
Real Estate                                                     1.11%
Technology                                                     16.60%
Transportation                                                  0.35%
Utilities                                                       2.83%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                0.96%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.87%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.13%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                           Growth and Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK-98.91%
    BASIC MATERIALS-3.74%
    Alcoa..................................      323,800   $    8,460,894
    Dow Chemical...........................      474,800       21,142,844
    duPont (E.I.) deNemours................      224,600        9,660,046
    Freeport-McMoRan Copper & Gold Class
     B.....................................      248,500        9,303,840
    Lubrizol...............................      184,000        7,729,840
    Masco..................................      216,300        6,869,688
    PPG Industries.........................      104,700        6,570,972
    Weyerhaeuser...........................      146,400        9,318,360
                                                           --------------
                                                               79,056,484
                                                           --------------
    BUSINESS SERVICES-0.68%
    Deluxe.................................      112,500        4,567,500
    Waste Management.......................      345,900        9,802,806
                                                           --------------
                                                               14,370,306
                                                           --------------
    CAPITAL GOODS-7.51%
    Caterpillar............................      113,700       10,836,747
    Cummins................................      108,900        8,125,029
    General Electric.......................    1,866,900       64,688,085
    Goodrich...............................      213,700        8,753,152
    Honeywell International................      285,300       10,450,539
    Northrop Grumman.......................      161,700        8,933,925
    PACCAR.................................      166,100       11,294,800
    Rockwell Automation....................      230,400       11,222,784
    Textron................................      143,200       10,861,720
    United Technologies....................      269,700       13,849,095
                                                           --------------
                                                              159,015,876
                                                           --------------
    COMMUNICATION SERVICES-1.42%
    CenturyTel.............................      258,100        8,938,003
    SBC Communications.....................      542,700       12,889,125
    Verizon Communications.................      235,400        8,133,070
                                                           --------------
                                                               29,960,198
                                                           --------------
    CONSUMER DISCRETIONARY-5.17%
    Best Buy...............................      221,100       15,156,405
  + Coach..................................      474,900       15,942,393
    Federated Department Stores............      126,700        9,284,576
    Gap....................................      535,000       10,566,250
    Home Depot.............................      714,500       27,794,050
    NIKE...................................      159,800       13,838,680
    Wal-Mart Stores........................      351,800       16,956,760
                                                           --------------
                                                              109,539,114
                                                           --------------
    CONSUMER SERVICES-2.12%
    Cendant................................      391,400        8,755,618
    Marriott International Class A.........      178,500       12,177,270
    McDonald's.............................      442,900       12,290,475
    Yum Brands.............................      225,600       11,749,248
                                                           --------------
                                                               44,972,611
                                                           --------------
    CONSUMER STAPLES-7.91%
    Altria Group...........................      449,700       29,077,602
    Anheuser-Busch.........................      145,900        6,674,925

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER STAPLES (CONTINUED)
    Clorox.................................      114,900   $    6,402,228
    Coca-Cola..............................      207,100        8,646,425
    CVS....................................      352,800       10,255,896
    Fortune Brands.........................      193,800       17,209,440
    Gillette...............................      235,400       11,918,302
    Kellogg................................      165,900        7,372,596
    Kimberly-Clark.........................      211,500       13,237,785
    PepsiCo................................      544,500       29,364,885
    Procter & Gamble.......................      366,600       19,338,150
    Tyson Foods Class A....................      445,900        7,937,020
                                                           --------------
                                                              167,435,254
                                                           --------------
    CREDIT CYCLICALS-1.28%
    D.R. Horton............................      171,900        6,465,159
    KB HOME................................      269,600       20,551,608
                                                           --------------
                                                               27,016,767
                                                           --------------
    ENERGY-7.77%
    ChevronTexaco..........................      504,000       28,183,680
    ConocoPhillips.........................      282,500       16,240,925
    ENSCO International....................      195,500        6,989,125
    Exxon Mobil............................    1,170,700       67,280,129
  + Nabors Industries......................      143,200        8,680,784
  + National-Oilwell.......................      198,600        9,441,444
    Occidental Petroleum...................      256,700       19,747,931
    Tidewater..............................      205,900        7,848,908
                                                           --------------
                                                              164,412,926
                                                           --------------
    FINANCE-23.06%
    Allstate...............................      227,500       13,593,125
    American International Group...........      412,600       23,972,060
    Bank of America........................      817,700       37,295,297
    Berkley (W.R.).........................      218,750        7,805,000
    Capital One Financial..................       98,700        7,896,987
    CIGNA..................................      108,600       11,623,458
    CIT Group..............................      274,600       11,799,562
    Citigroup..............................    1,250,200       57,796,746
    Countrywide Financial..................      458,600       17,706,546
    Everest Re Group.......................       84,200        7,830,600
    Freddie Mac............................      329,000       21,460,670
    JPMorgan Chase.........................      858,600       30,325,752
    Lehman Brothers Holdings...............      112,000       11,119,360
    MBNA...................................      924,500       24,184,920
    Mellon Financial.......................      538,100       15,438,089
    Merrill Lynch..........................      371,300       20,425,213
    MetLife................................      241,200       10,839,528
    Morgan Stanley.........................      498,000       26,130,060
    North Fork Bancorporation..............      581,100       16,323,099
    PMI Group..............................      309,300       12,056,514
    PNC Financial Services Group...........      203,800       11,098,948
    Prudential Financial...................      207,800       13,644,148
    U.S. Bancorp...........................    1,108,100       32,356,520
    UnitedHealth Group.....................      358,800       18,707,832

                           Growth and Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    FINANCE (CONTINUED)
  + WellPoint..............................      262,000   $   18,245,680
    Wells Fargo............................      138,800        8,547,304
                                                           --------------
                                                              488,223,018
                                                           --------------
    HEALTHCARE-13.19%
    Abbott Laboratories....................      306,100       15,001,961
  + Amgen..................................      356,800       21,572,128
    Beckman Coulter........................      152,000        9,662,640
    Becton, Dickinson......................      166,400        8,731,008
    Biomet.................................      196,800        6,817,152
  + Express Scripts Class A................      230,400       11,515,392
  + Genentech..............................      166,500       13,366,620
  + Gilead Sciences........................      235,700       10,368,443
    GlaxoSmithKline ADR....................      156,900        7,611,219
    Guidant................................      172,900       11,636,170
    Johnson & Johnson......................      683,200       44,408,000
    Lilly (Eli)............................      176,800        9,849,528
    Medtronic..............................      203,600       10,544,444
    Merck..................................      499,100       15,372,280
    Pfizer.................................    1,716,900       47,352,102
    Quest Diagnostics......................      140,600        7,489,762
    Wyeth..................................      466,500       20,759,250
  + Zimmer Holdings........................       95,300        7,259,001
                                                           --------------
                                                              279,317,100
                                                           --------------
    MEDIA-4.17%
    Clear Channel Communications...........      257,800        7,973,754
  + Comcast Class A........................      260,300        7,991,210
  + Comcast Special Class A................      175,000        5,241,250
    Disney (Walt)..........................      557,900       14,047,922
    Knight-Ridder..........................      109,600        6,722,864
  + Time Warner............................    1,547,900       25,865,409
    Viacom Class B.........................      637,300       20,406,346
                                                           --------------
                                                               88,248,755
                                                           --------------
    REAL ESTATE-1.11%
    Equity Office Properties Trust.........      292,100        9,668,510
    Developers Diversified Realty..........       82,900        3,810,084
    Mills..................................       39,000        2,370,810
    ProLogis...............................      192,400        7,742,176
                                                           --------------
                                                               23,591,580
                                                           --------------
    TECHNOLOGY-16.60%
    Adobe Systems..........................      547,300       15,663,726
    Applied Materials......................      733,500       11,868,030

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
  + Cisco Systems..........................    1,637,400   $   31,290,714
  + Dell...................................      628,600       24,835,986
  + DST Systems............................      148,600        6,954,480
  + eBay...................................      280,500        9,259,305
  + Electronic Arts........................      198,200       11,220,102
  + EMC....................................      873,300       11,972,943
    Intel..................................    1,693,100       44,122,186
    International Business Machines........      346,900       25,739,980
  + Juniper Networks.......................      338,100        8,513,358
  + Lexmark International Class A..........      223,800       14,508,954
    Linear Technology......................      187,500        6,879,375
    Microsoft..............................    1,785,600       44,354,304
    Motorola...............................      348,800        6,369,088
    National Semiconductor.................      376,000        8,283,280
  + NEXTEL Communications Class A..........      459,300       14,839,983
    Nokia ADR..............................      478,200        7,957,248
  + Oracle.................................      678,300        8,953,560
    QUALCOMM...............................      486,700       16,065,967
  + Sanmina................................    1,436,000        7,854,920
    Texas Instruments......................      492,500       13,824,475
                                                           --------------
                                                              351,331,964
                                                           --------------
    TRANSPORTATION-0.35%
    FedEx..................................       90,800        7,355,708
                                                           --------------
                                                                7,355,708
                                                           --------------
    UTILITIES-2.83%
    Dominion Resources.....................       82,700        6,069,353
    Edison International...................      316,200       12,821,910
    Exelon.................................      311,000       15,963,630
    ONEOK..................................      156,100        5,096,665
    PPL....................................      131,500        7,808,470
    TXU....................................      146,400       12,164,376
                                                           --------------
                                                               59,924,404
                                                           --------------
    TOTAL COMMON STOCK
     (COST $1,536,862,933).................                 2,093,772,065
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
 =/ COMMERCIAL PAPER-0.96%
    UBS Finance 3.35% 7/1/05...............  $14,320,000       14,320,000
    Total Capital 3.26% 7/6/05.............    6,060,000        6,057,256
                                                           --------------
    TOTAL COMMERCIAL PAPER
     (COST $20,377,256)....................                    20,377,256
                                                           --------------

                           Growth and Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.87% (COST
 $1,557,240,189)............................................  $2,114,149,321
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.13%.......       2,774,611
                                                              --------------
NET ASSETS APPLICABLE TO 69,315,860 SHARES
 OUTSTANDING-100.00%........................................  $2,116,923,932
                                                              ==============
NET ASSET VALUE-GROWTH AND INCOME FUND STANDARD CLASS
 ($2,116,269,233 / 69,294,388 SHARES).......................         $30.540
                                                              ==============
NET ASSET VALUE-GROWTH AND INCOME FUND SERVICE CLASS
 ($654,699 / 21,471.5 SHARES)...............................         $30.492
                                                              ==============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,790,118,594
Undistributed net investment income.........................      18,435,757
Accumulated net realized loss on investments................    (248,539,551)
Net unrealized appreciation of investments..................     556,909,132
                                                              --------------
Total net assets............................................  $2,116,923,932
                                                              ==============

------------------
+Non-income producing security for the period ended June 30, 2005.

=/Interest rate shown is the effective yield at time of purchase.

ADR-American Depositary Receipts

                            See accompanying notes.

                           Growth and Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends..............................................  $ 18,260,803
Interest...............................................       255,888
Other income...........................................         1,614
Foreign tax withheld...................................       (25,125)
                                                         ------------
                                                           18,493,180
                                                         ------------
EXPENSES:
Management fees........................................     3,478,262
Accounting and administration expenses.................       397,128
Reports and statements to shareholders.................       107,292
Custodian fees.........................................        28,752
Professional fees......................................        20,123
Trustees' fees.........................................         6,432
Distribution expenses-Service Class....................           420
Other..................................................        53,595
                                                         ------------
                                                            4,092,004
Less expense paid indirectly...........................        (2,644)
                                                         ------------
Total expenses.........................................     4,089,360
                                                         ------------
NET INVESTMENT INCOME..................................    14,403,820
                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.......................    38,149,052
Net change in unrealized appreciation/depreciation of
 investments...........................................   (44,756,416)
                                                         ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS........    (6,607,364)
                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $  7,796,456
                                                         ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                            6/30/05         YEAR ENDED
                                          (UNAUDITED)        12/31/04
                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income..................  $   14,403,820   $   35,474,684
Net realized gain on investments.......      38,149,052      128,601,560
Net change in unrealized appreciation/
 depreciation of investments...........     (44,756,416)      82,041,441
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................       7,796,456      246,117,685
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................              --      (27,779,755)
 Service Class.........................              --             (670)
                                         --------------   --------------
                                                     --      (27,780,425)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................       4,002,417        8,313,444
 Service Class.........................         521,328          139,298
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................              --       27,779,755
 Service Class.........................             126              544
                                         --------------   --------------
                                              4,523,871       36,233,041
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................    (140,954,507)    (251,153,431)
 Service Class.........................          (4,425)         (15,265)
                                         --------------   --------------
                                           (140,958,932)    (251,168,696)
                                         --------------   --------------
Decrease in net assets derived from
 capital share transactions............    (136,435,061)    (214,935,655)
                                         --------------   --------------
NET INCREASE (DECREASE) IN NET
 ASSETS................................    (128,638,605)       3,401,605
NET ASSETS:
Beginning of period....................   2,245,562,537    2,242,160,932
                                         --------------   --------------
End of period (including undistributed
 net investment income of $18,435,757
 and $10,849,310, respectively)........  $2,116,923,932   $2,245,562,537
                                         ==============   ==============

                             See accompanying notes

                           Growth and Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                    GROWTH AND INCOME FUND STANDARD CLASS
                                               SIX MONTHS
                                                  ENDED
                                               6/30/05(1)                  YEAR ENDED
                                               (UNAUDITED)         12/31/04         12/31/03(2)
                                               ------------------------------------------------
Net asset value, beginning of period.........  $   30.407         $   27.502        $   21.438

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(5).....................       0.202              0.458             0.304
Net realized and unrealized gain (loss) on
 investments.................................      (0.069)             2.821             6.047
                                               ----------         ----------        ----------
Total from investment operations.............       0.133              3.279             6.351
                                               ----------         ----------        ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income........................           -             (0.374)           (0.287)
Net realized gain on investments.............           -                  -                 -
                                               ----------         ----------        ----------
Total dividends and distributions............           -             (0.374)           (0.287)
                                               ----------         ----------        ----------

Net asset value, end of period...............  $   30.540         $   30.407        $   27.502
                                               ==========         ==========        ==========

Total return(6)..............................       0.44%             11.99%            29.71%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)......  $2,116,269         $2,245,431        $2,242,161
Ratio of expenses to average net assets......       0.38%              0.37%             0.38%
Ratio of expenses to average net assets prior
 to fees waived and expense paid
 indirectly..................................       0.38%              0.37%             0.38%
Ratio of net investment income to average net
 assets......................................       1.35%              1.63%             1.28%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly..................................       1.35%              1.63%             1.28%
Portfolio turnover...........................         22%                38%               72%

                                                    GROWTH AND INCOME FUND STANDARD CLASS

                                                                  YEAR ENDED
                                               12/31/02(3)         12/31/01         12/31/00(4)
                                               ------------------------------------------------
Net asset value, beginning of period.........  $   27.849         $   43.249        $   51.710
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(5).....................       0.275              0.309             0.482
Net realized and unrealized gain (loss) on
 investments.................................      (6.422)            (3.823)           (5.129)
                                               ----------         ----------        ----------
Total from investment operations.............      (6.147)            (3.514)           (4.647)
                                               ----------         ----------        ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income........................      (0.264)            (0.278)           (0.492)
Net realized gain on investments.............           -            (11.608)           (3.322)
                                               ----------         ----------        ----------
Total dividends and distributions............      (0.264)           (11.886)           (3.814)
                                               ----------         ----------        ----------
Net asset value, end of period...............  $   21.438         $   27.849        $   43.249
                                               ==========         ==========        ==========
Total return(6)..............................     (22.07%)           (11.21%)           (9.63%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)......  $1,911,558         $2,916,463        $3,612,222
Ratio of expenses to average net assets......       0.36%              0.36%             0.36%
Ratio of expenses to average net assets prior
 to fees waived and expense paid
 indirectly..................................       0.38%              0.36%             0.36%
Ratio of net investment income to average net
 assets......................................       1.13%              0.94%             1.00%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly..................................       1.11%              0.94%             1.00%
Portfolio turnover...........................         68%                78%               65%

------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Growth and Income Fund, Inc. was merged into the Growth and Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Growth and Income Fund, Inc.

(3) Effective July 1, 2002, Delaware Management Company, the Fund's investment manager, assumed responsibility for the day-to-day management of the Fund's investment portfolio.

(4) Effective July 3, 2000, Goldman Sachs Asset Management replaced Vantage Investment Advisors as the sub-advisor of the Fund.

(5) The average shares outstanding method has been applied for per share information.

(6) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                           Growth and Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                       GROWTH AND INCOME FUND SERVICE CLASS

                                                               SIX MONTHS
                                                                 ENDED            5/19/04(2)
                                                               6/30/05(1)             TO
                                                              (UNAUDITED)          12/31/04
                                                              ------------        ----------
Net asset value, beginning of period........................    $30.396            $26.971

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.164              0.270
Net realized and unrealized gain (loss) on investments......     (0.068)             3.495
                                                                -------            -------
Total from investment operations............................      0.096              3.765
                                                                -------            -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................          -             (0.340)
                                                                -------            -------

Total dividends and distributions...........................          -             (0.340)
                                                                -------            -------

Net asset value, end of period..............................    $30.492            $30.396
                                                                =======            =======

Total return(4).............................................      0.32%             14.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $   655            $   132
Ratio of expenses to average net assets.....................      0.63%              0.62%
Ratio of net investment income to average net assets........      1.10%              1.55%
Portfolio turnover..........................................        22%             38%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                           Growth and Income Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005
(Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth and Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended June 30, 2005, the Fund earned $1,614 under the program, which is included in "other income" on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005 were $2,644. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $370,537.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these services amounted to $14,095.

                           Growth and Income Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $573,845
Accounting and Administration Fees Payable to DSC...........   121,642
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       109

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $236,640,660 and sales of $344,467,816 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $1,574,560,697. At June 30, 2005, net unrealized appreciation was $539,588,624, of which $588,217,784 related to unrealized appreciation of investments and $48,629,160 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/05           12/31/04
                                           ----------        -----------
Ordinary income..........................    $   -           $27,780,425

In addition, the Fund estimated an ordinary income consent dividend of $6,817,373 for the year ended December 31, 2004. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..........................   $1,790,118,594
Undistributed ordinary income..........................       18,435,757
Capital loss carryforwards.............................     (231,219,043)
Unrealized appreciation of investments.................      539,588,624
                                                          --------------
Net assets.............................................   $2,116,923,932
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications.

UNDISTRIBUTED
NET INVESTMENT            PAID-IN
    INCOME                CAPITAL
--------------           ----------
 $(6,817,373)            $6,817,373

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2004 will expire as follows: $2,764,215 expires in 2009 and $266,085,959 expires in 2010.

For the period ended June 30, 2005, the Fund had capital gains of $37,631,131 which may reduce the capital loss carryforwards.

                           Growth and Income Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/05          12/31/04*
                                            ----------        ----------
Shares sold:
 Standard Class...........................    133,300            295,458
 Service Class............................     17,280              4,833
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...........................         --            960,307
 Service Class............................          4                 19
                                            ----------        ----------
                                              150,584          1,260,617
                                            ----------        ----------
Shares repurchased:
 Standard Class...........................  (4,684,156)       (8,938,405)
 Service Class............................       (145)              (519)
                                            ----------        ----------
                                            (4,684,301)       (8,938,924)
                                            ----------        ----------
Net decrease..............................  (4,533,717)       (7,678,307)
                                            ==========        ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Growth and Income Fund- 11

                           GROWTH OPPORTUNITIES FUND

                             MERCURY ADVISORS LOGO

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth Opportunities Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
OTHER FUND INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005(1) to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                1/1/05(1)    6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,111.30      1.18%        $6.18
Service Class                    1,000.00    1,110.90      1.43%         7.48
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,018.94      1.18%        $5.91
Service Class                    1,000.00    1,017.70      1.43%         7.15
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(1) Commencement of operations was May 3, 2005. For purposes of this analysis, the Fund's annualized expense ratio was applied to the period January 1, 2005 to June 30, 2005. However, the ending account value for "Actual Fund Return" uses the performance since inception and is not annualized.

                          Growth Opportunities Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   95.24%
------------------------------------------------------------------------
Commercial Services                                             4.48%
Communications                                                  5.29%
Consumer Durables                                               3.13%
Consumer Non-Durables                                           2.39%
Consumer Services                                               8.04%
Distribution Services                                           0.68%
Electronic Technology                                          13.95%
Energy Minerals                                                 2.22%
Financials                                                      6.51%
Health Services                                                 7.10%
Health Technology                                              10.08%
Industrial Services                                             6.27%
Non-Energy Minerals                                             2.25%
Process Industries                                              0.90%
Producer Manufacturer                                           4.43%
Retail Trade                                                    6.14%
Technology Services                                             9.54%
Transportation                                                  1.84%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               95.24%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 4.76%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                          Growth Opportunities Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                  NUMBER OF      MARKET
                                                   SHARES        VALUE
    COMMON STOCK-95.24%
    COMMERCIAL SERVICES-4.48%
    Corporate Executive Board..................          400   $   31,332
  + CoStar Group...............................          400       17,440
    National Financial Partners................          400       15,656
  + Navigant Consulting........................          500        8,830
  + Resources Connection.......................          800       18,584
  + Ultimate Software Group....................          700       11,480
                                                               ----------
                                                                  103,322
                                                               ----------
    COMMUNICATIONS-5.29%
  + Alamosa Holdings...........................        2,100       29,190
  + American Tower Class A.....................        1,100       23,122
  + SBA Communications.........................        2,400       32,400
  + SpectraSite................................          500       37,215
                                                               ----------
                                                                  121,927
                                                               ----------
    CONSUMER DURABLES-3.13%
  + Scientific Games Class A...................        1,700       45,781
    Standard-Pacific...........................          300       26,385
                                                               ----------
                                                                   72,166
                                                               ----------
    CONSUMER NON-DURABLES-2.39%
  + DSW Class A................................          100        2,495
  + Prestige Brands Holdings...................        1,200       23,400
  + Volcom.....................................          100        2,677
    Wolverine World Wide.......................        1,100       26,411
                                                               ----------
                                                                   54,983
                                                               ----------
    CONSUMER SERVICES-8.04%
  + BJ's Restaurants...........................          600       12,204
  + Gaylord Entertainment......................          600       27,894
  + Great Wolf Resorts.........................          500       10,220
  + La Quinta..................................        1,100       10,263
  + Life Time Fitness..........................          800       26,248
  + Mikohn Gaming..............................          700       10,308
  + Red Robin Gourmet Burgers..................          500       30,990
    Station Casinos............................          600       39,840
  + Texas Roadhouse............................          500       17,375
                                                               ----------
                                                                  185,342
                                                               ----------
    DISTRIBUTION SERVICES-0.68%
  + Beacon Roofing Supply......................          600       15,780
                                                               ----------
                                                                   15,780
                                                               ----------
    ELECTRONIC TECHNOLOGY-13.95%
  + ARGON ST...................................          300       10,650
  + ATMI.......................................          800       23,208
  + Aviall.....................................          350       11,057
  + Avid Technology............................          400       21,312
  + Avocent....................................          600       15,684
  + Blue Coat Systems..........................          500       14,940
  + Ceradyne...................................          500       12,035
    Engineered Support Systems.................          700       25,081
  + ESCO Technologies..........................          200       20,160
  + FLIR Systems...............................          800       23,872
  + FormFactor.................................          800       21,136

                                                  NUMBER OF      MARKET
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ELECTRONIC TECHNOLOGY (CONTINUED)
  + M-Systems Flash Disk Pioneers..............          600   $   11,502
  + Microsemi..................................        1,500       28,199
  + SafeNet....................................          600       20,436
  + Stratasys..................................          500       16,340
  + Tekelec....................................          700       11,760
  + Trident Microsystems.......................          800       18,152
  + UNOVA......................................          600       15,978
                                                               ----------
                                                                  321,502
                                                               ----------
    ENERGY MINERALS-2.22%
    Range Resources............................        1,000       26,900
  + Ultra Petroleum............................          800       24,288
                                                               ----------
                                                                   51,188
                                                               ----------
    FINANCIALS-6.51%
    Cohen & Steers.............................        1,100       22,671
    East West Bancorp..........................          500       16,795
  + Euronet Worldwide..........................        1,000       29,070
  + ProAssurance...............................          700       29,232
  + SVB Financial Group........................          500       23,950
    Vineyard National Bancorp..................          400       12,624
  + Wilshire Bancorp...........................        1,100       15,763
                                                               ----------
                                                                  150,105
                                                               ----------
    HEALTH SERVICES-7.10%
  + Amedisys...................................          800       29,424
  + Centene....................................          600       20,148
    Healthcare Services Group..................          600       12,048
  + NuVasive...................................          100        1,662
  + Psychiatric Solutions......................          500       24,355
  + Sierra Health Services.....................          200       14,292
  + Stericycle.................................          300       15,096
  + United Surgical Partners International.....          300       15,624
  + VCA Antech.................................          400        9,700
  + WellCare Health Plans......................          600       21,306
                                                               ----------
                                                                  163,655
                                                               ----------
    HEALTH TECHNOLOGY-10.08%
  + Adeza Biomedical...........................          500        8,490
  + Animas.....................................          800       16,120
  + Arthrocare.................................          700       24,457
  + CV Therapeutics............................          500       11,210
  + Dexcom.....................................          600        7,494
  + EV3........................................        1,400       19,460
  + Immucor....................................          600       17,370
  + Kos Pharmaceuticals........................          300       19,650
  + MGI Pharma.................................          500       10,880
  + Protein Design Labs........................          600       12,126
  + Respironics................................          600       21,666
  + SonoSite...................................          500       15,520
  + United Therapeutics........................          400       19,280
  + Ventana Medical Systems....................          500       20,115
  + Vnus Medical Technologies..................          700        8,421
                                                               ----------
                                                                  232,259
                                                               ----------

                          Growth Opportunities Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                  NUMBER OF      MARKET
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    INDUSTRIAL SERVICES-6.27%
  + Atwood Oceanics............................          400   $   24,624
  + Cal Dive International.....................          350       18,330
  + Grant Prideco..............................        1,400       37,030
  + Grey Wolf..................................        3,400       25,194
  + Pioneer Drilling...........................        1,600       24,416
  + Waste Connections..........................          400       14,916
                                                               ----------
                                                                  144,510
                                                               ----------
    NON-ENERGY MINERALS-2.25%
    Eagle Materials............................          200       18,518
  + NS Group...................................          600       19,506
    Oregon Steel Mills.........................          800       13,768
                                                               ----------
                                                                   51,792
                                                               ----------
    PROCESS INDUSTRIES-0.90%
  + Mobile Mini................................          600       20,688
                                                               ----------
                                                                   20,688
                                                               ----------
    PRODUCER MANUFACTURER-4.43%
  + Actuant....................................          500       23,970
  + Builders FirstSource.......................          800       12,960
    Joy Global.................................          600       20,154
    Oshkosh Truck..............................          200       15,656
  + Spectrum Brands............................          500       16,500
    Watsco.....................................          300       12,780
                                                               ----------
                                                                  102,020
                                                               ----------
    RETAIL TRADE-6.14%
  + AnnTaylor Stores...........................          700       16,996
  + Children's Place...........................          300       14,001
  + Coldwater Creek............................        1,000       24,910

                                                  NUMBER OF      MARKET
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    RETAIL TRADE (CONTINUED)
  + Guitar Center..............................          300   $   17,511
  + Hibbett Sporting Goods.....................          400       15,136
  + Men's Wearhouse............................          750       25,823
  + Pantry.....................................          700       27,111
                                                               ----------
                                                                  141,488
                                                               ----------
    TECHNOLOGY SERVICES-9.54%
  + Aladdin Knowledge Systems..................          700       14,378
  + Anteon International.......................          300       13,686
    Cryptologic................................          200        6,002
    Global Payments............................          400       27,120
  + j2 Global Communications...................          500       17,220
  + Jupitermedia...............................        1,000       17,130
  + Kanbay International.......................          500       11,555
  + NeuStar Class A............................          500       12,800
  + salesforce.com.............................        1,500       30,720
  + SRA International..........................          400       13,888
    SS&C Technologies..........................          700       22,176
  + Verint Systems.............................          300        9,648
  + Wind River Systems.........................        1,500       23,520
                                                               ----------
                                                                  219,843
                                                               ----------
    TRANSPORTATION-1.84%
    OMI........................................        1,500       28,515
    UTi Worldwide..............................          200       13,924
                                                               ----------
                                                                   42,439
                                                               ----------
    TOTAL COMMON STOCK
     (COST $1,976,616).........................                 2,195,009
                                                               ----------

TOTAL MARKET VALUE OF SECURITIES-95.24% (COST $1,976,616)...   2,195,009
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-4.76%.......     109,777
                                                              ----------
NET ASSETS APPLICABLE TO 207,389 SHARES
 OUTSTANDING-100.00%........................................  $2,304,786
                                                              ==========
NET ASSET VALUE-GROWTH OPPORTUNITIES FUND STANDARD CLASS
 ($2,288,608 / 205,933 SHARES)..............................     $11.113
                                                              ==========
NET ASSET VALUE-GROWTH OPPORTUNITIES FUND SERVICE CLASS
 ($16,178 / 1,456.3 SHARES).................................     $11.109
                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $2,080,685
Accumulated net investment loss.............................      (3,282)
Accumulated net realized gain on investments................       8,990
Net unrealized appreciation of investments..................     218,393
                                                              ----------
Total net assets............................................  $2,304,786
                                                              ==========

------------------
 +Non-income producing security for the period ended June 30, 2005.

                             See accompanying notes

                          Growth Opportunities Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS:
Investments at market.....................................  $2,195,009
Cash......................................................     105,610
Dividends and interest receivable.........................         515
Receivable for securities sold............................      50,756
                                                            ----------
Total assets..............................................   2,351,890
                                                            ----------
LIABILITIES:
Payable for securities purchased..........................      46,632
Expenses payable..........................................         472
                                                            ----------
Total liabilities.........................................      47,104
                                                            ----------
Total net assets..........................................  $2,304,786
                                                            ==========
Investments at cost.......................................  $1,976,616
                                                            ==========

STATEMENT OF OPERATIONS
May 3, 2005* to June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends..................................................  $    896
Interest...................................................         3
Foreign tax withheld.......................................        (5)
                                                             --------
                                                                  894
                                                             --------
EXPENSES:
Accounting and administration expenses.....................    13,574
Management fees............................................     3,435
Professional fees..........................................     1,950
Custodian fees.............................................     1,401
Trustees' fees.............................................       592
Reports and statements to shareholders.....................       500
Distribution expenses-Service Class........................         5
Other......................................................       737
                                                             --------
                                                               22,194
Less expenses waived or absorbed...........................   (17,292)
Less expense paid indirectly...............................      (726)
                                                             --------
Total expenses.............................................     4,176
                                                             --------
NET INVESTMENT LOSS........................................    (3,282)
                                                             --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments...........................     8,990
Net change in unrealized appreciation/depreciation of
 investments...............................................   218,393
                                                             --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS............   227,383
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......  $224,101
                                                             ========

------------------
* Date of commencement of operations.

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              5/3/05*
                                                                TO
                                                              6/30/05
                                                            (UNAUDITED)
                                                            -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss.......................................  $   (3,282)
Net realized gain on investments..........................       8,990
Net change in unrealized appreciation/depreciation of
 investments..............................................     218,393
                                                            ----------
Net increase in net assets resulting from operations......     224,101
                                                            ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................................   2,066,394
 Service Class............................................      15,000
                                                            ----------
                                                             2,081,394
                                                            ----------
Cost of shares repurchased:
 Standard Class...........................................        (709)
                                                            ----------
Increase in net assets derived from capital share
 transactions.............................................   2,080,685
                                                            ----------
NET INCREASE IN NET ASSETS................................   2,304,786
NET ASSETS:
Beginning of period.......................................           -
                                                            ----------
End of period (including accumulated net investment loss
 of ($3,282)).............................................  $2,304,786
                                                            ==========

------------------
* Date of commencement of operations.

                             See accompanying notes

                          Growth Opportunities Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                     GROWTH OPPORTUNITIES FUND STANDARD CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2).....................................     (0.016)
Net realized and unrealized gain on investments............      1.129
                                                               -------
Total from investment operations...........................      1.113
                                                               -------
Net asset value, end of period.............................    $11.113
                                                               =======
Total return(3)............................................     11.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 2,289
Ratio of expenses to average net assets(4).................      1.18%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      6.18%
Ratio of net investment loss to average net assets.........     (0.94%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (5.94%)
Portfolio turnover.........................................       162%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.41%.

                             See accompanying notes

                          Growth Opportunities Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                     GROWTH OPPORTUNITIES FUND SERVICE CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2).....................................     (0.021)
Net realized and unrealized gain on investments............      1.130
                                                               -------
Total from investment operations...........................      1.109
                                                               -------

Net asset value, end of period.............................    $11.109
                                                               =======

Total return(3)............................................     11.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $    16
Ratio of expenses to average net assets(4).................      1.43%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      6.43%
Ratio of net investment loss to average net assets.........     (1.19%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (6.19%)
Portfolio turnover.........................................       162%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.66%.

                             See accompanying notes

                          Growth Opportunities Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund commenced operations on May 3, 2005.

The Fund's investment objective is long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the period ended June 30, 2005, were $726. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.99% of the average daily net assets of the Fund.

Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 1.18% of average daily net assets. The Agreement will continue at least through September 1, 2006, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Mercury Advisors (the "Sub-Advisor"), a division of Merrill Lynch Investment Managers, is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.50% for the first $100 million of the Fund's average daily net assets, 0.45% on the next $200 million, 0.40% on the next $200 million and 0.375% of any excess of the Fund's average daily net assets over $500 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period ended June 30, 2005, fees for these services amounted to $10,309.

                          Growth Opportunities Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period ended June 30, 2005, fees for these support services amounted to $1,182.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $ 1,802
Accounting and Administration Fees Payable to DSC...........   10,309
Administration Fees Payable to Lincoln Life.................    2,083
Distribution Fees Payable to the Companies..................        2

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period ended June 30, 2005, the Fund made purchases of $2,542,386 and sales of $574,760 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $1,977,655. At June 30, 2005, net unrealized appreciation was $217,354, of which $232,477 related to unrealized appreciation of investments and $15,123 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the period ended June 30, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..............................  $2,080,685
Undistributed ordinary income..............................       6,747
Unrealized appreciation of investments.....................     217,354
                                                             ----------
Net assets.................................................  $2,304,786
                                                             ==========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                          PERIOD ENDED
                                                            6/30/05*
                                                          -------------
Shares sold:
 Standard Class.........................................     205,997
 Service Class..........................................       1,456
Shares repurchased:
 Standard Class.........................................         (64)
                                                             -------
Net increase............................................     207,389
                                                             =======

------------------
*Commenced operations on May 3, 2005.

6. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small-and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

                          Growth Opportunities Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                         Growth Opportunities Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES
OTHER FUND INFORMATION

On January 10, 2005, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the Growth Opportunities Fund and the appointment of an adviser and sub-adviser for the new Fund. Following presentations from Fund Management and Mercury Advisors, a sub-advisory candidate, the Independent Trustees met in executive session to consider approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, and the sub-advisory agreement.

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, DMC, and the proposed sub-adviser. The materials provided by the proposed sub-adviser included information in connection with its in-person presentation. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. The Independent Trustees considered the following factors and reached the following conclusions with respect to their recommendations to the full Board of Trustees.

ADVISORY SERVICES

In evaluating the services to be provided by DMC to the Growth Opportunities Fund, they considered the nature, extent and quality of services provided by DMC for the existing series of funds of the Trust and concluded that DMC provided excellent performance at a reasonable cost. The Independent Trustees determined that the investment performance of the existing funds for which DMC served as adviser meets expectations. The Independent Trustees reviewed management fees and the proposed expense ratios (which would be subject to expense limitations with DMC or a Lincoln Financial Group entity absorbing expenses above the expense limitations) for the Fund compared to management fees and total expense ratio information of comparable Lipper peer group funds. They also considered the pro forma profitability to DMC and its affiliates with respect to the proposed Fund and concluded that DMC's fees were within an acceptable range. The Independent Trustees considered the expense limitations proposed by Fund Management and determined that economies of scale and breakpoints in the fee schedules for the proposed Fund would be reviewed in the future when the Fund had attracted assets. They reviewed services provided to the existing funds and advisory fees paid by other funds advised by DMC and comparative management fee and total expense ratio information for the proposed Fund and determined that the proposed advisory fees were reasonable for the services to be rendered. The Independent Trustees reviewed materials provided by DMC and noted that DMC has the ability to obtain research with soft dollars which may be used by the Fund and other clients of DMC and that DMC may enjoy increased business from fund shareholders who are familiar with the organization.

The Independent Trustees recommended that the full Board of Trustees approve the investment management agreement with DMC for the Growth Opportunities Fund, and the full Board concurred with the evaluation and recommendation of the Independent Trustees. On January 10, 2005, the full Board of Trustees approved
(a) the selection of DMC as the Fund's investment adviser, (b) the investment management agreement with DMC, and (c) the advisory fees and any other amounts to be any other amounts to be paid under the agreement.

SUB-ADVISORY SERVICES

The Independent Trustees evaluated Mercury Advisors as the Fund's proposed sub-adviser. They considered written materials prepared by Fund Management summarizing Mercury Advisors' performance, investment process, services offered and compliance, as well as written materials provided by and an in-person presentation by Mercury Advisors in considering the nature, extent and quality of services to be provided. The Independent Trustees reviewed materials describing the services that Mercury Advisors would provide and Fund Management's analysis of Mercury Advisor's capabilities, and the Independent Trustees concluded that Mercury Advisors was equipped to provide quality services. In determining that the past investment performance of Mercury Advisors exceeded the benchmark's performance, the Independent Trustees reviewed the investment performance of the Merrill Lynch Small Cap Growth Fund managed by Mercury Advisors compared to the Russell 2000 Growth Index and the performance of the comparable Lipper peer group funds. The Independent Trustees reviewed comparative Lipper peer group expense information, the fee charged by Mercury Advisors to its retail equivalent fund and considered that the proposed sub-advisory fee includes breakpoints in determining that the costs were reasonable for the services to be provided.

The Independent Trustees recommended that the full Board approve the sub-advisory agreement with Mercury Advisors for the Growth Opportunities Fund, and the full Board concurred with the evaluation and recommendation of the Independent Trustees. On January 10, 2005, the full Board of Trustees approved
(a) the selection of Mercury Advisors as the fund's sub-adviser, (b) the sub-advisory agreement with Mercury Advisors, and (c) the sub-advisory fees and any other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Growth Opportunities Fund- 11

                               INTERNATIONAL FUND

                                (MONDRIAN LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               International Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR/COUNTRY ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST -
INTERNATIONAL FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,008.00      0.97%        $4.83
Service Class                    1,000.00    1,006.70      1.22%         6.07
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,019.98      0.97%        $4.86
Service Class                    1,000.00    1,018.74      1.22%         6.11
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                             International Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

SECTOR/COUNTRY ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
COUNTRY                                                    OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   97.15%
------------------------------------------------------------------------
Australia                                                      10.68%
Belgium                                                         3.24%
Finland                                                         1.42%
France                                                          7.02%
Germany                                                         6.82%
Hong Kong                                                       3.10%
Italy                                                           3.16%
Japan                                                          15.28%
Netherlands                                                     7.88%
New Zealand                                                     1.80%
Singapore                                                       2.28%
South Africa                                                    1.32%
South Korea                                                     1.13%
Spain                                                           7.56%
Taiwan                                                          0.03%
United Kingdom                                                 24.43%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                1.81%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.96%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.04%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                             International Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCKP-97.15%
    AUSTRALIA-10.68%
    Amcor....................................    1,502,235   $  7,643,903
    Coles Myer...............................    1,228,603      8,641,542
    Foster's Group...........................    3,635,567     14,701,900
    National Australia Bank..................      713,854     16,690,333
    Telstra..................................    3,053,370     11,750,900
    Wesfarmers...............................       23,644        716,611
                                                             ------------
                                                               60,145,189
                                                             ------------
    BELGIUM-3.24%
    Electrabel...............................       15,767      6,883,263
    Fortis Group.............................      410,817     11,363,938
                                                             ------------
                                                               18,247,201
                                                             ------------
    FINLAND-1.42%
    UPM-Kymmene..............................      417,544      7,991,545
                                                             ------------
                                                                7,991,545
                                                             ------------
    FRANCE-7.02%
    Cie de Saint-Gobain......................      194,760     10,772,794
    Societe Generale.........................      120,701     12,239,468
    Total....................................       70,486     16,493,431
                                                             ------------
                                                               39,505,693
                                                             ------------
    GERMANY-6.82%
     Bayer...................................      329,923     10,977,286
    +Bayerische Hypo-und Vereinsbank.........      347,105      8,999,534
     RWE.....................................      286,595     18,410,771
                                                             ------------
                                                               38,387,591
                                                             ------------
    HONG KONG-3.10%
    Hong Kong Electric Holdings..............    1,894,500      8,638,531
    Wharf Holdings...........................    2,513,000      8,791,781
                                                             ------------
                                                               17,430,312
                                                             ------------
    ITALY-3.16%
    Banca Intesa.............................    3,903,172     17,818,605
                                                             ------------
                                                               17,818,605
                                                             ------------
    JAPAN-15.28%
    Canon....................................      251,600     13,188,096
    Eisai....................................      151,200      5,065,476
    Hitachi..................................      974,000      5,889,392
    KDDI.....................................        2,417     11,155,678
    Matsushita Electric Industrial...........      643,000      9,718,525
    Millea Holdings..........................          431      5,780,473
    Takeda Pharmaceutical....................      343,000     16,961,372
    Toyota Motor.............................      389,400     13,896,678
    West Japan Railway.......................        1,290      4,411,968
                                                             ------------
                                                               86,067,658
                                                             ------------

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCKSP (CONTINUED)
    NETHERLANDS-7.88%
    ING Groep................................      547,604   $ 15,391,626
    Reed Elsevier............................      783,871     10,907,781
    Royal Dutch Petroleum....................      277,851     18,062,792
                                                             ------------
                                                               44,362,199
                                                             ------------
    NEW ZEALAND-1.80%
    Telecom Corporation of New Zealand.......    2,418,228     10,117,209
                                                             ------------
                                                               10,117,209
                                                             ------------
    SINGAPORE-2.28%
    Jardine Matheson Holdings................      336,000      5,934,218
    Oversea-Chinese Banking..................    1,009,200      6,930,652
                                                             ------------
                                                               12,864,870
                                                             ------------
    SOUTH AFRICA-1.32%
    Sasol....................................      275,635      7,454,757
                                                             ------------
                                                                7,454,757
                                                             ------------
    SOUTH KOREA-1.13%
    POSCO ADR................................      144,581      6,357,227
                                                             ------------
                                                                6,357,227
                                                             ------------
    SPAIN-7.56%
    Banco Santander Central Hispano..........      912,292     10,561,733
    Iberdrola................................      505,252     13,305,183
    Telefonica...............................    1,145,479     18,686,926
                                                             ------------
                                                               42,553,842
                                                             ------------
    TAIWAN-0.03%
    Chunghwa Telecom ADR.....................        7,200        154,296
                                                             ------------
                                                                  154,296
                                                             ------------
    UNITED KINGDOM-24.43%
    Aviva....................................      493,949      5,484,728
    BG Group.................................    1,683,490     13,836,555
    BOC Group................................      395,656      7,106,395
    Boots Group..............................    1,105,156     12,035,063
    BP.......................................    1,181,000     12,292,626
    Brambles Industries......................    1,418,974      7,746,489
    GKN......................................    1,214,506      5,608,964
    GlaxoSmithKline..........................      815,037     19,708,751
    HBOS.....................................      919,240     14,132,981
    Intercontinental Hotels Group............      208,659      2,625,782
    Lloyds TSB Group.........................    1,663,023     14,044,269
    Mitchells & Butlers......................      482,762      2,890,110
    Rio Tinto................................      351,621     10,700,814
    Unilever.................................      973,482      9,365,384
                                                             ------------
                                                              137,578,911
                                                             ------------
    TOTAL COMMON STOCK
     (COST $425,256,943).....................                 547,037,105
                                                             ------------

                             International Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                PRINCIPAL       VALUE
                                                 AMOUNT        (U.S. $)
 =/ COMMERCIAL PAPER-1.81%
    UBS Finance 3.35% 7/1/05.................  $10,220,000   $ 10,220,000
                                                             ------------
    TOTAL COMMERCIAL PAPER
     (COST $10,220,000)......................                  10,220,000
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-98.96% (COST
 $435,476,943)..............................................  $557,257,105
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.04%.......     5,834,799
                                                              ------------
NET ASSETS APPLICABLE TO 34,381,086 SHARES
 OUTSTANDING-100.00%........................................  $563,091,904
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND STANDARD CLASS
 ($467,779,666 / 28,555,133 SHARES).........................       $16.382
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND SERVICE CLASS
 ($95,312,238 / 5,825,953 SHARES)...........................       $16.360
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $453,323,621
Undistributed net investment income.........................     7,481,621
Accumulated net realized loss on investments................   (22,194,344)
Net unrealized appreciation of investments and foreign
 currencies.................................................   124,481,006
                                                              ------------
Total net assets............................................  $563,091,904
                                                              ============

------------------

 =/ The interest rate shown is the effective yield as of the time of purchase.
  P Securities have been classified by country of origin.
    Classification by type of business has been presented in
    Note 7 in "Notes to Financial Statements."
  + Non-income producing security for the period ended June 30, 2005.

ADR-American Depositary Receipt

The following foreign currency exchange contracts were outstanding at June 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                   VALUE OF CONTRACT
CONTRACTS TO RECEIVE (DELIVER)           IN EXCHANGE FOR              AT 6/30/05               SETTLEMENT DATE
------------------------------           ---------------           -----------------           ---------------
109,317 British Pounds                    US$  (196,049)             US$  (195,863)               7/1/05
(26,329,000) British Pounds               US$49,900,487              US$47,120,226                7/29/05
67,564,860 Japanese Yen                   US$  (610,066)             US$  (609,399)               7/5/05

                                  UNREALIZED
                                 APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)  (DEPRECIATION)
------------------------------  --------------
109,317 British Pounds            $     (186)
(26,329,000) British Pounds        2,780,261
67,564,860 Japanese Yen                 (667)
                                  ----------
                                  $2,779,408
                                  ==========

------------------
(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                             International Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $13,327,428
Interest.................................................      182,025
Other income.............................................        3,654
Foreign tax withheld.....................................   (1,032,499)
                                                           -----------
                                                            12,480,608
                                                           -----------
EXPENSES:
Management fees..........................................    2,027,547
Accounting and administration expenses...................      197,734
Reports and statements to shareholders...................      160,465
Custodian fees...........................................      109,719
Distribution expenses-Service Class......................       98,398
Professional fees........................................       33,892
Trustees' fees...........................................        5,599
Other....................................................       28,333
                                                           -----------
                                                             2,661,687
Less expense paid indirectly.............................       (2,154)
                                                           -----------
Total expenses...........................................    2,659,533
                                                           -----------
NET INVESTMENT INCOME....................................    9,821,075
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments.............................................      642,981
 Foreign currencies......................................   (2,378,696)
                                                           -----------
Net realized loss........................................   (1,735,715)
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................   (4,232,886)
                                                           -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   (5,968,601)
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $ 3,852,474
                                                           ===========

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/05       YEAR ENDED
                                            (UNAUDITED)      12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  9,821,075   $  9,374,280
Net realized gain (loss) on investments
 and foreign currencies...................    (1,735,715)     1,162,249
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................    (4,232,886)    72,640,948
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................     3,852,474     83,177,477
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (1,442,590)    (4,097,126)
 Service Class............................      (242,239)      (402,874)
                                            ------------   ------------
                                              (1,684,829)    (4,500,000)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    46,368,320     51,185,764
 Service Class............................    33,439,990     48,303,448
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     1,442,590      4,097,126
 Service Class............................       242,239        402,874
                                            ------------   ------------
                                              81,493,139    103,989,212
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (16,940,913)   (42,778,541)
 Service Class............................    (3,173,898)    (5,300,084)
                                            ------------   ------------
                                             (20,114,811)   (48,078,625)
                                            ------------   ------------
Increase in net assets derived from
 capital share transactions...............    61,378,328     55,910,587
                                            ------------   ------------
NET INCREASE IN NET ASSETS................    63,545,973    134,588,064
NET ASSETS:
Beginning of period.......................   499,545,931    364,957,867
                                            ------------   ------------
End of period (including undistributed net
 investment income of $7,481,621 and
 $1,724,071, respectively)................  $563,091,904   $499,545,931
                                            ============   ============

                             See accompanying notes

                             International Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      INTERNATIONAL FUND STANDARD CLASS
                                             SIX MONTHS
                                                ENDED
                                             6/30/05(1)                                     YEAR ENDED
                                             (UNAUDITED)      12/31/04      12/31/03(2)      12/31/02      12/31/01      12/31/00
                                             ------------------------------------------------------------------------------------
Net asset value, beginning of period.......   $ 16.304        $ 13.620       $  9.797        $ 11.155      $ 13.769      $ 14.374

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)...................      0.305           0.332          0.311           0.199         0.212         0.287
Net realized and unrealized gain (loss) on
 investments and foreign currencies........     (0.176)          2.509          3.745          (1.403)       (1.469)       (0.284)
                                              --------        --------       --------        --------      --------      --------
Total from investment operations...........      0.129           2.841          4.056          (1.204)       (1.257)        0.003
                                              --------        --------       --------        --------      --------      --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................     (0.051)         (0.157)        (0.233)         (0.154)       (0.259)       (0.272)
Net realized gain on investments...........          -               -              -               -        (1.098)       (0.336)
                                              --------        --------       --------        --------      --------      --------
Total dividends and distributions..........     (0.051)         (0.157)        (0.233)         (0.154)       (1.357)       (0.608)
                                              --------        --------       --------        --------      --------      --------

Net asset value, end of period.............   $ 16.382        $ 16.304       $ 13.620        $  9.797      $ 11.155      $ 13.769
                                              ========        ========       ========        ========      ========      ========

Total return(4)............................      0.80%          20.94%         41.62%         (10.78%)       (9.96%)        0.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....   $467,780        $435,012       $352,183        $255,516      $320,680      $403,589
Ratio of expenses to average net assets....      0.97%           0.98%          1.04%           1.02%         0.99%         0.96%
Ratio of net investment income to average
 net assets................................      3.76%           2.33%          2.81%           1.84%         1.74%         2.13%
Portfolio turnover.........................         3%              9%            14%              9%           13%            7%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National International Fund, Inc. was merged into the International Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National International Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                             International Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        INTERNATIONAL FUND SERVICE CLASS

                                                          SIX MONTHS
                                                            ENDED            YEAR        5/15/03(2)
                                                          6/30/05(1)        ENDED            TO
                                                         (UNAUDITED)       12/31/04       12/31/03
                                                         ------------------------------------------
Net asset value, beginning of period...................    $16.297         $13.616         $10.573

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...............................      0.285           0.296           0.154
Net realized and unrealized gain (loss) on investments
 and foreign currencies................................     (0.177)          2.507           3.107
                                                           -------         -------         -------
Total from investment operations.......................      0.108           2.803           3.261
                                                           -------         -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................................     (0.045)         (0.122)         (0.218)
                                                           -------         -------         -------
Total dividends and distributions......................     (0.045)         (0.122)         (0.218)
                                                           -------         -------         -------
Net asset value, end of period.........................    $16.360         $16.297         $13.616
                                                           =======         =======         =======
Total return(4)........................................      0.67%          20.63%          31.03%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)................    $95,312         $64,534         $12,775
Ratio of expenses to average net assets................      1.22%           1.23%           1.26%
Ratio of net investment income to average net assets...      3.51%           2.08%           2.08%
Portfolio turnover.....................................         3%              9%             14%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                             International Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the International Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended June 30, 2005, the Fund earned $3,654 under the program, which is included in "other income" on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005, were $2,154. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust

                             International Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation
(LNC). For its services, DMC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund, 0.75% of the next $200 million, and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.20% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $169,370.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these support services amounted to $15,866.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $349,310
Accounting and Administration Fees Payable to DSC...........    51,548
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    19,139

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $75,060,674 and sales of $7,118,669 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $435,809,447. At June 30, 2005, net unrealized appreciation was $121,447,658, of which $132,446,677 related to unrealized appreciation of investments and $10,999,019 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/05*          12/31/04
                                           ----------        ----------
Ordinary income..........................  $1,684,829        $4,500,000

------------------
*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $453,323,621
Undistributed ordinary income...........................     10,261,029
Capital loss carryforwards..............................    (21,861,840)
Unrealized appreciation of investments and foreign
 currencies.............................................    121,369,094
                                                           ------------
Net assets..............................................   $563,091,904
                                                           ============

                             International Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

  UNDISTRIBUTED    ACCUMULATED
  NET INVESTMENT   NET REALIZED
      INCOME       GAIN (LOSS)
  --------------   ------------
   $(2,378,696)     $2,378,696

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $6,874,793 expires in 2009, $3,588,157 expires in 2010 and $12,041,871 expires in 2011.

For the six months ended June 30, 2005, the Fund had capital gains of $642,981 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           SIX MONTHS            YEAR
                                              ENDED              ENDED
                                             6/30/05           12/31/04
                                           -----------        -----------
Shares sold:
 Standard Class..........................    2,823,029          3,603,542
 Service Class...........................    2,044,669          3,370,356
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................       90,337            267,804
 Service Class...........................       15,185             26,335
                                           -----------        -----------
                                             4,973,220          7,268,037
                                           -----------        -----------
Shares repurchased:
 Standard Class..........................   (1,039,110)        (3,048,270)
 Service Class...........................     (193,821)          (374,958)
                                           -----------        -----------
                                            (1,232,931)        (3,423,228)
                                           -----------        -----------
Net increase.............................    3,740,289          3,844,809
                                           ===========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

                             International Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. MARKET RISKS (CONTINUED)
As of June 30, 2005, the Fund's investment in equity securities classified by type of business were as follows:

                                                           PERCENTAGE OF
                                                            NET ASSETS
                                                           -------------
Banking & Finance........................................     23.82%
Energy...................................................     12.10%
Telecommunications.......................................      9.21%
Materials................................................      9.02%
Utilities................................................      8.39%
Food, Beverage & Tobacco.................................      7.95%
Healthcare & Pharmaceuticals.............................      7.41%
Automobiles & Components.................................      3.46%
Computers & Technology...................................      3.39%
Capital Goods............................................      2.04%
Insurance................................................      2.00%
Consumer Services........................................      0.98%
Others (individually less than 4%).......................      7.38%
                                                              ------
                                                              97.15%
                                                              ======

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                             International Fund- 11

                                  MANAGED FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Managed Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,012.70      0.52%        $2.60
Service Class                    1,000.00    1,011.40      0.77%         3.84
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,022.22      0.52%        $2.61
Service Class                    1,000.00    1,020.98      0.77%         3.86
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                Managed Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   70.11%
------------------------------------------------------------------------
Basic Materials                                                 2.90%
Business Services                                               1.21%
Capital Goods                                                   5.29%
Communication Services                                          0.78%
Consumer Discretionary                                          3.93%
Consumer Services                                               2.68%
Consumer Staples                                                3.61%
Credit Cyclicals                                                1.19%
Energy                                                          5.12%
Finance                                                        15.38%
Healthcare                                                      9.28%
Media                                                           2.79%
Real Estate                                                     1.49%
Technology                                                     12.13%
Transportation                                                  0.48%
Utilities                                                       1.85%
------------------------------------------------------------------------
CORPORATE BONDS                                                11.65%
------------------------------------------------------------------------
Banking                                                         1.24%
Basic Industry                                                  0.29%
Brokerage                                                       0.37%
Capital Goods                                                   0.26%
Communications                                                  1.80%
Consumer Cyclical                                               1.53%
Consumer Non-Cyclical                                           1.10%
Electric                                                        1.61%

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
Energy                                                          0.27%
Finance                                                         0.26%
Finance-Other                                                   0.22%
Insurance                                                       1.34%
Natural Gas                                                     0.61%
Real Estate                                                     0.08%
Technology                                                      0.13%
Transportation                                                  0.54%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       6.25%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  2.63%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                2.05%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.35%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      1.34%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.22%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               1.08%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              0.89%
------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS                                 0.42%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              0.40%
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.23%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.11%
------------------------------------------------------------------------
FOREIGN LOCAL GOVERNMENTS                                       0.10%
------------------------------------------------------------------------
WARRANT                                                         0.00%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.83%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.17%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                Managed Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK-70.11%
     BASIC MATERIALS-2.90%
   + AK Steel Holding.........................      38,800   $    248,708
     Alcoa....................................      47,000      1,228,110
     Ameron International.....................       5,700        213,180
     Century Aluminum.........................      14,200        289,680
     Crompton.................................      35,500        502,325
   + Cytec Industries.........................      10,800        429,840
     Dow Chemical.............................      69,400      3,090,382
     duPont (E.I.) deNemours..................      33,600      1,445,136
     Ferro....................................      10,500        208,530
     FMC......................................       8,000        449,120
     Freeport-McMoRan Copper & Gold Class B...      36,700      1,374,048
     Lubrizol.................................      27,100      1,138,471
     Masco....................................      31,900      1,013,144
   + Maverick Tube............................      16,200        482,760
     NS Group.................................      14,500        471,395
   + PolyOne..................................      56,000        370,720
     PPG Industries...........................      15,400        966,504
   + USG......................................      10,400        442,000
     Wausau-Mosinee Paper.....................      25,300        303,094
     Weyerhaeuser.............................      21,300      1,355,745
     Worthington Industries...................      16,800        265,440
                                                             ------------
                                                               16,288,332
                                                             ------------
     BUSINESS SERVICES-1.21%
     Administaff..............................      25,400        603,504
   + Armor Holdings...........................      11,600        459,476
     Clark....................................      26,600        381,178
     Deluxe...................................      16,400        665,840
     Harland (John H.)........................       8,800        334,400
     Healthcare Services Group................      22,600        453,808
   + Labor Ready..............................      27,400        638,694
     McGrath RentCorp.........................      14,600        346,020
   + NCO Group................................      12,400        268,212
   + Sourcecorp...............................      13,400        265,588
     UniFirst.................................       8,400        340,536
   + United Stationers........................       9,200        451,720
   + Universal Technical Institute............       4,800        159,360
     Waste Management.........................      50,300      1,425,502
                                                             ------------
                                                                6,793,838
                                                             ------------
     CAPITAL GOODS-5.29%
     Acuity Brands............................      15,700        403,333
   + Agco.....................................      21,700        414,904
     Applied Industrial Technologies..........       8,900        287,381
   + Aviall...................................      11,700        369,603
     Barnes Group.............................       8,800        291,280
     Briggs & Stratton........................      12,900        446,598
     Caterpillar..............................      16,500      1,572,615
     Cummins..................................      16,000      1,193,760
   + DRS Technologies.........................       9,200        471,776
   + Flowserve................................       8,800        266,288
     General Electric.........................     271,500      9,407,475
   + Genlyte Group............................       9,900        482,526

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     CAPITAL GOODS (CONTINUED)
     Goodrich (B.F.)..........................      31,200   $  1,277,952
   + Griffon..................................       8,900        197,580
     Helix Technology.........................      21,300        282,864
     Honeywell International..................      42,200      1,545,786
     Hughes Supply............................       7,300        205,130
   + Kadant...................................      16,700        366,231
     Lawson Products..........................       9,800        380,436
     Lincoln Electric Holdings................       8,800        291,720
     NN.......................................      19,600        248,528
     Northrop Grumman.........................      23,300      1,287,325
   + Orbital Sciences.........................      30,100        297,990
     Oshkosh Truck............................       2,400        187,872
     PACCAR...................................      24,500      1,666,000
     Rockwell Automation......................      33,900      1,651,269
   + Rofin-Sinar Technologies.................       8,000        262,400
   + Terex....................................      10,700        421,580
     Textron..................................      21,100      1,600,435
     United Technologies......................      38,800      1,992,380
                                                             ------------
                                                               29,771,017
                                                             ------------
     COMMUNICATION SERVICES-0.78%
     CenturyTel...............................      37,400      1,295,162
     SBC Communications.......................      79,800      1,895,250
     Verizon Communications...................      35,300      1,219,615
                                                             ------------
                                                                4,410,027
                                                             ------------
     CONSUMER DISCRETIONARY-3.93%
   + Aeropostale..............................      15,100        507,360
   + Best Buy.................................      32,100      2,200,455
   + Brookstone...............................      16,900        319,072
     Charming Shoppes.........................      49,700        463,701
   + Coach....................................      69,500      2,333,115
   + Conn's...................................      18,900        462,483
   + Federated Department Stores..............      17,800      1,304,384
   + Finish Line Class A......................      23,800        450,296
   + Gamestop.................................      16,700        546,257
     Gap......................................      78,600      1,552,350
   + Goody's Family Clothing..................      22,800        168,150
     Guitar Center............................       8,800        513,656
     Home Depot...............................     104,700      4,072,830
     Jos A Bank Clothiers.....................      10,500        454,650
     NIKE Class B.............................      23,300      2,017,780
     Pacific Sunwear Of California............      19,600        450,604
   + Stage Stores.............................      10,600        462,160
     Stride Rite..............................      32,900        453,691
     Tempur-Pedic International...............      18,700        414,766
     Wal-Mart Stores..........................      51,500      2,482,300
   + Yankee Candle............................      14,400        462,240
                                                             ------------
                                                               22,092,300
                                                             ------------
     CONSUMER SERVICES-2.68%
     Anheuser-Busch...........................      21,300        974,475
   + Argosy Gaming............................       8,800        410,168

                                Managed Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     CONSUMER SERVICES (CONTINUED)
   + Cendant..................................      58,800   $  1,315,356
   + CKE Restaurants..........................      25,600        356,352
     Coca-Cola................................      30,400      1,269,200
   + ExpressJet Holdings......................      27,600        234,876
   + IHOP.....................................      10,600        459,934
     Lone Star Steakhouse & Saloon............      11,300        343,633
     Marriott International Class A...........      25,300      1,725,966
     McDonald's...............................      64,100      1,778,775
   + Papa John's International................       6,300        251,811
     PepsiCo..................................      79,100      4,265,863
     Yum Brands...............................      32,700      1,703,016
                                                             ------------
                                                               15,089,425
                                                             ------------
     CONSUMER STAPLES-3.61%
     Altria Group.............................      65,100      4,209,366
     Casey's General Stores...................      22,000        436,040
     Chiquita Brands International............      11,600        318,536
     Clorox...................................      16,900        941,668
     CVS......................................      51,300      1,491,291
     Fortune Brands...........................      28,100      2,495,280
     Gillette.................................      34,300      1,736,609
     Kellogg..................................      24,400      1,084,336
     Kimberly-Clark...........................      31,000      1,940,290
     Lancaster Colony.........................       5,600        240,352
     Longs Drug Stores........................       7,300        314,265
     Nu Skin Enterprises Class A..............      18,600        433,380
     Procter & Gamble.........................      53,100      2,801,025
   + Ralcorp Holdings.........................       9,600        395,040
     Sanderson Farms..........................       7,100        322,624
     Tyson Foods Class A......................      65,200      1,160,560
                                                             ------------
                                                               20,320,662
                                                             ------------
     CREDIT CYCLICALS-1.19%
     Arvinmeritor.............................      13,400        238,386
   + Beazer Homes USA.........................       7,800        445,770
     D.R. Horton..............................      25,300        951,533
   + Jacuzzi Brands...........................      40,900        438,857
     KB HOME..................................      39,600      3,018,708
     M/I Homes................................       7,400        400,340
     Meritage.................................       5,500        437,250
     Monaco Coach.............................      18,700        321,453
     Thor Industries..........................      13,300        418,019
                                                             ------------
                                                                6,670,316
                                                             ------------
     ENERGY-5.12%
     Chevron..................................      73,900      4,132,488
     ConocoPhillips...........................      40,900      2,351,341
     ENSCO International......................      29,600      1,058,200
     Exxon Mobil..............................     172,200      9,896,334
   + Forest Oil...............................      10,800        453,600
     Holly....................................      13,900        648,713
   + Meridian Resource........................      80,600        385,268
   + Nabors Industries........................      20,800      1,260,896
   + National Oilwell.........................      29,700      1,411,938

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     ENERGY (CONTINUED)
     Occidental Petroleum.....................      38,000   $  2,923,340
   + Oceaneering International................      10,900        421,285
     Offshore Logistics.......................      10,400        341,536
   + Oil States International.................      22,700        571,359
   + Spinnaker Exploration....................      11,900        422,331
   + Stone Energy.............................       5,300        259,170
     Tidewater................................      29,600      1,128,352
     Universal Compression Holdings...........      11,300        409,512
     Veritas DGC..............................      15,900        441,066
     World Fuel Services......................      11,500        269,215
                                                             ------------
                                                               28,785,944
                                                             ------------
     FINANCE-15.38%
     ADVANTA..................................      17,900        504,064
   + Affiliated Managers Group................       9,100        621,803
     Allstate.................................      33,200      1,983,700
     American Home Mortgage Investment........      13,600        475,456
     American International Group.............      60,000      3,486,000
     AmerUs Group.............................       5,600        269,080
     Bancfirst................................       4,100        356,659
     Bank of America..........................     119,700      5,459,517
     Berkley (W.R.)...........................      31,900      1,138,192
     Capital One Financial....................      14,500      1,160,145
     Center Financial.........................      19,100        474,253
     Cigna....................................      15,800      1,691,074
   + CIT Group................................      40,000      1,718,800
     Citigroup................................     181,500      8,390,744
     City Holding.............................      15,400        562,408
     Commercial Capital Bancorp...............      28,600        477,906
     CompuCredit..............................      10,900        373,652
     Countrywide Financial....................      67,100      2,590,731
     Delphi Financial Group Class A...........       8,550        377,483
     Dime Community Bancshares................      18,700        284,240
     Direct General...........................      29,900        556,439
     Everest Re Group.........................      12,200      1,134,600
     FBL Financial Group Class A..............      12,300        339,603
     Financial Federal........................      12,700        490,728
     First Place Financial Ohio...............      16,700        335,503
   + FirstFed Financial.......................       8,700        518,607
     Flagstar Bancorp.........................      19,100        361,563
     Freddie Mac..............................      47,800      3,117,994
     Frontier Financial.......................      18,600        469,836
     Greater Bay Bancorp......................      14,100        371,817
     Independent Bank -- Michigan.............      11,600        329,904
     JPMorgan Chase...........................     125,200      4,422,064
     Kansas City Life Insurance...............       6,200        297,910
     Lehman Brothers Holdings.................      16,500      1,638,120
     MainSource Financial Group...............      15,200        274,968
     MBNA.....................................     135,400      3,542,064
     Mellon Financial.........................      78,500      2,252,165
     Merrill Lynch............................      54,600      3,003,546
     MetLife..................................      35,100      1,577,394
     MFA Mortgage Investments.................      26,600        198,170

                                Managed Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     FINANCE (CONTINUED)
   + Molina Healthcare........................       7,500   $    331,950
     Morgan Stanley...........................      72,900      3,825,063
     North Fork Bancorporation................      87,100      2,446,639
     Ohio Casualty............................      23,800        575,484
     PFF Bancorp..............................      22,300        675,467
     PMI Group................................      45,800      1,785,284
     PNC Financial Services Group.............      29,900      1,628,354
     Presidential Life........................      13,500        230,985
   + Prudential Financial.....................      29,800      1,956,668
     Republic Bancorp.........................      31,300        468,874
     RLI......................................      10,300        459,380
   + Sierra Health Services...................       7,400        528,804
     Sterling Bancshares......................      28,100        437,236
   + TierOne..................................      18,000        488,340
   + Triad Guaranty...........................       7,700        388,003
     Trustmark................................      17,400        509,124
   + United America Indemnity.................      13,900        238,941
     UnitedHealth Group.......................      52,500      2,737,350
     US Bancorp...............................     162,300      4,739,160
   + WellPoint................................      38,800      2,702,032
     Wells Fargo..............................      20,300      1,250,074
     West Coast Bancorp Oregon................      19,600        478,436
                                                             ------------
                                                               86,510,550
                                                             ------------
     HEALTHCARE-9.28%
     Abbott Laboratories......................      44,400      2,176,044
   + Adolor...................................      19,200        177,600
   + Albany Molecular Research................      14,200        198,800
   + Alkermes.................................      22,300        294,806
     Alpharma Class A.........................      15,400        222,838
   + American Healthways......................      11,400        481,878
   + Amgen....................................      52,200      3,156,012
   + Applera Corp-Celera Genomics.............      24,400        267,668
   + Apria Healthcare Group...................      11,000        381,040
     Arrow International......................      10,100        322,190
     Beckman Coulter..........................      21,800      1,385,826
     Becton, Dickinson........................      23,800      1,248,786
   + Bio-Rad Laboratories Class A.............       6,300        373,023
     Biomet...................................      28,700        994,168
   + Candela..................................      41,600        434,720
   + Digene...................................      15,700        434,576
   + Enzo Biochem.............................      11,000        197,230
   + Express Scripts Class A..................      34,200      1,709,316
   + First Horizon Pharmaceutical.............      24,800        472,192
   + Gen-Probe................................       7,500        271,725
   + Genentech................................      24,500      1,966,860
   + Geron....................................      41,900        324,306
   + Gilead Sciences..........................      34,200      1,504,458
     GlaxoSmithKline ADR......................      23,000      1,115,730
   + Guidant..................................      24,600      1,655,580
     Immunogen................................      39,600        229,284
     Johnson & Johnson........................     100,000      6,500,000
   + Kensey Nash..............................      14,600        441,504

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     HEALTHCARE (CONTINUED)
   + LifePoint Hospitals......................       8,500   $    429,420
     Lilly (Eli)..............................      26,000      1,448,460
   + Medarex..................................      24,100        200,753
     Medtronic................................      29,900      1,548,521
     Mentor...................................       9,600        398,208
     Merck....................................      72,100      2,220,680
   + Noven Pharmaceuticals....................      17,600        307,648
     Owens & Minor............................      12,800        414,080
     Pfizer...................................     250,700      6,914,306
     PolyMedica...............................       8,800        313,808
   + Priority Healthcare Class B..............      14,900        377,864
   + Quest Diagnostics........................      21,200      1,129,324
   + Res-Care.................................      32,800        444,768
     Serologicals.............................      16,900        359,125
   + Sybron Dental Specialties................      12,400        466,488
   + Techne...................................       6,700        307,597
   + Telik....................................      21,500        349,590
     United Therapeutics......................       9,000        433,800
     Vital Signs..............................       5,600        242,592
     West Pharmaceutical Services.............      17,900        502,095
   + Wright Medical Group.....................      14,400        384,480
     Wyeth....................................      67,000      2,981,500
   + Zimmer Holdings..........................      14,000      1,066,380
                                                             ------------
                                                               52,179,647
                                                             ------------
     MEDIA-2.79%
     4Kids Entertainment......................      18,600        369,768
     Carmike Cinemas..........................      13,000        398,840
   + Clear Channel Communications.............      38,100      1,178,433
   + Comcast Class A..........................      37,800      1,160,460
     Comcast Special Class A..................      25,500        763,725
     Disney (Walt)............................      81,400      2,049,652
   + infoUSA..................................      26,700        312,390
     Journal Communications Class A...........      18,800        315,840
     Knight-Ridder............................      16,100        987,574
   + Lin TV Class A...........................      17,000        236,130
     Media General Class A....................       4,400        284,944
   + Mediacom Communications..................      47,100        323,577
   + Scholastic...............................       8,300        319,965
   + Sinclair Broadcasting Group..............      23,700        215,196
   + Time Warner..............................     225,900      3,774,789
     Viacom Class B...........................      93,200      2,984,264
                                                             ------------
                                                               15,675,547
                                                             ------------
     REAL ESTATE-1.49%
     Brandywine Realty Trust..................      19,100        585,415
     Developers Diversified Realty............      12,100        556,116
     Equity Inns..............................      33,200        441,560
     Equity Office Properties Trust...........      42,000      1,390,200
     First Industrial Realty Trust............       9,600        383,040
     Glimcher Realty Trust....................      12,700        352,425
     Home Properties..........................       8,900        382,878
     HRPT Properties Trust....................      22,300        277,189
     Maguire Properties.......................      11,300        320,242

                                Managed Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     REAL ESTATE (CONTINUED)
     Mills....................................       5,700   $    346,503
     National Health Investors................      14,300        401,401
     Nationwide Health Properties.............      15,400        363,594
     Pennsylvania Real Estate Investment
      Trust...................................      10,800        513,000
     Prentiss Properties Trust................      10,300        375,332
     ProLogis.................................      28,000      1,126,720
     Senior Housing Properties Trust..........      13,900        262,849
     Shurgard Storage Centers Class A.........       7,100        326,316
                                                             ------------
                                                                8,404,780
                                                             ------------
     TECHNOLOGY-12.13%
     Adobe Systems............................      79,700      2,281,014
   + AMIS Holdings............................      22,000        293,480
   + Anixter International....................       9,600        356,832
   + Applied Materials........................     107,200      1,734,496
   + Artesyn Technologies.....................      29,400        255,780
     Aspect Communications....................      31,800        357,114
   + Axcelis Technologies.....................      63,600        436,296
     Blackboard...............................      21,300        509,496
   + CACI International.......................       7,600        480,016
     Catapult Communications..................      24,900        424,794
   + Cisco Systems............................     239,900      4,584,489
   + Cymer....................................      13,200        347,820
   + Dell.....................................      90,600      3,579,606
   + Digital River............................       8,900        282,575
   + Digitas..................................      25,600        292,096
   + Dionex...................................       7,600        331,436
   + DSP Group................................       7,400        176,638
   + DST Systems..............................      22,200      1,038,960
   + Dycom Industries.........................      15,300        303,093
   + EarthLink................................      36,100        312,626
   + eBay.....................................      41,300      1,363,313
     Electronic Arts..........................      29,100      1,647,351
   + EMC......................................     128,100      1,756,251
     FactSet Research Systems.................      10,300        369,152
   + FileNet..................................      17,100        429,894
   + Freescale Semiconductor Class B..........           1             21
     Intel....................................     248,100      6,465,486
     International Business Machines..........      50,800      3,769,360
   + Internet Security Systems................      15,600        316,524
   + iPayment.................................       6,600        241,032
   + j2 Global Communications.................       9,800        337,512
   + Juniper Networks.........................      49,700      1,251,446
   + KEMET....................................      38,400        241,920
   + Kulicke & Soffa Industries...............      79,900        632,009
   + Lexmark International Class A............      32,900      2,132,907
     Linear Technology........................      27,500      1,008,975
     Mercury Computer Systems.................      10,300        281,911
   + Microsoft................................     260,200      6,463,368
     Mips Technologies........................      57,500        414,000
     Motorola.................................      50,600        923,956

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     TECHNOLOGY (CONTINUED)
   + MTC Technologies.........................       9,000   $    331,470
     Multi-Fineline Electronix................      22,800        419,520
   + National Semiconductor...................      54,400      1,198,432
   + NETGEAR..................................      23,500        437,100
   + NEXTEL Communications Class A............      66,700      2,155,077
     Nokia ADR................................      70,400      1,171,456
   + OmniVision Technologies..................      25,600        347,904
   + Oracle...................................      97,900      1,292,280
   + Photronics...............................      19,600        457,464
   + Plantronics..............................      10,500        381,780
   + Progress Software........................      15,400        464,310
   + QUALCOMM.................................      71,700      2,366,817
   + Quality Systems..........................       8,900        421,682
   + RadiSys..................................      27,100        437,665
   + RF Micro Devices.........................      56,400        306,252
   + RSA Security.............................      37,600        431,648
   + Sanmina-SCI..............................     209,800      1,147,606
     Secure Computing.........................      36,100        392,768
     SI International.........................      11,700        350,532
   + Sigmatel.................................      14,200        243,672
   + Skyworks Solutions.......................      48,900        360,393
   + Tessera Technologies.....................      14,000        467,740
     Texas Instruments........................      71,900      2,018,233
   + United Online............................      15,800        171,588
     Universal Electronics....................      14,300        237,237
   + Varian Semiconductor Equipment...........      12,400        458,800
     Verint Systems...........................      11,100        356,976
   + Viasat...................................      19,000        386,270
   + WebEx Communications.....................      14,600        385,586
     Wind River Systems.......................      14,200        222,656
                                                             ------------
                                                               68,245,959
                                                             ------------
     TRANSPORTATION-0.48%
   + Arkansas Best............................       8,300        264,023
     FedEx....................................      13,400      1,085,534
   + HUB Group................................      18,500        463,425
   + Pacer International......................      22,000        479,380
   + Scs Transportation.......................      22,600        402,280
                                                             ------------
                                                                2,694,642
                                                             ------------
     UTILITIES-1.85%
     Black Hills..............................      12,000        442,200
     Cascade Natural Gas......................      12,300        252,150
     Cleco....................................      12,100        260,997
     Dominion Resources.......................      11,900        873,341
   + Edison International.....................      45,900      1,861,245
     Exelon...................................      45,500      2,335,515
     Middlesex Water..........................       9,800        190,316
     ONEOK....................................      22,900        747,685
     Otter Tail...............................       8,300        226,839

                                Managed Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     UTILITIES (CONTINUED)
     PPL......................................      19,800   $  1,175,724
     TXU......................................      21,300      1,769,817
     Westar Energy............................      10,200        245,106
                                                             ------------
                                                               10,380,935
                                                             ------------
     TOTAL COMMON STOCK
      (COST $297,092,390).....................                394,313,921
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
                                                 (U.S.$)
     CORPORATE BONDS-11.65%
     BANKING-1.24%
   # Banco Santander 144A
  --  3.72% 12/9/09...........................  $  330,000        331,045
      5.375% 12/9/14..........................     375,000        387,902
  -- Barclays Bank 6.278% 12/29/49............     630,000        643,545
     Citigroup 5.875% 2/22/33.................     595,000        651,174
     Credit Suisse First Boston USA
      6.125% 11/15/11.........................     790,000        860,477
     HSBC Bank USA 3.875% 9/15/09.............     560,000        552,625
     Marshall & Ilsley 3.95% 8/14/09..........     690,000        685,364
   # Mizuho Finance Group 144A 5.79% 4/15/14..     340,000        358,244
     Popular North America 4.25% 4/1/08.......     480,000        480,347
     Popular North America Capital Trust I
      6.564% 9/15/34..........................     355,000        395,938
 -- # Rabobank Capital Funding II 144A
      5.26% 12/29/49..........................     540,000        556,470
     Regions Financial 6.375% 5/15/12.........     645,000        724,796
 -- # Skandinaviska Enskilda 144A
      8.125% 9/29/49..........................     350,000        365,695
                                                             ------------
                                                                6,993,622
                                                             ------------
     BASIC INDUSTRY-0.29%
     Barrick Gold Finance 7.50% 5/1/07........     390,000        412,615
     Lubrizol 4.625% 10/1/09..................     350,000        350,377
     Newmont Gold 8.91% 1/5/09................      70,193         74,262
     Noranda 5.50% 6/15/17....................     385,000        385,018
     Temple-Inland 5.003% 5/17/07.............     400,000        403,820
                                                             ------------
                                                                1,626,092
                                                             ------------
     BROKERAGE-0.37%
     Amvescap 4.50% 12/15/09..................     610,000        612,783
     Franklin Resources 3.70% 4/15/08.........     460,000        453,235
     Goldman Sachs 6.345% 2/15/34.............     525,000        570,796
     Morgan Stanley 4.75% 4/1/14..............     460,000        453,979
                                                             ------------
                                                                2,090,793
                                                             ------------
     CAPITAL GOODS-0.26%
     General Electric 5.00% 2/1/13............     790,000        816,964
     United Technologies 5.40% 5/1/35.........     370,000        390,210
     York International 6.625% 8/15/06........     230,000        235,601
                                                             ------------
                                                                1,442,775
                                                             ------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     CORPORATE BONDS (CONTINUED)
     COMMUNICATIONS-1.80%
     ALLTEL 4.656% 5/17/07....................  $  385,000   $    388,195
     BellSouth 4.75% 11/15/12.................     400,000        402,719
     Citizens Communications 9.25% 5/15/11....     330,000        370,013
     Comcast 4.95% 6/15/16....................     405,000        404,006
     Cox Communications 4.625% 1/15/10........     370,000        369,396
     CSC Holdings 10.50% 5/15/16..............     315,000        340,200
     InterActiveCorp 6.75% 11/15/05...........     485,000        488,971
  -- Liberty Media 4.91% 9/17/06..............     393,000        395,519
     MCI
      6.908% 5/1/07...........................     200,000        203,250
      7.688% 5/1/09...........................     330,000        344,438
     Nextel Communications 6.875% 10/31/13....     500,000        536,875
     Qwest Service 13.50% 12/15/10............     210,000        243,600
     SBC Communications
      4.125% 9/15/09..........................     195,000        193,568
      6.15% 9/15/34...........................     645,000        701,152
     Sprint Capital
      4.78% 8/17/06...........................     305,000        307,309
      6.375% 5/1/09...........................     255,000        271,615
      8.75% 3/15/32...........................     755,000      1,053,573
   # Telecom Italia Capital 144A 4.00%
      1/15/10.................................     305,000        296,663
     Telefonica Europe 7.35% 9/15/05..........     165,000        166,100
     Telefonos de Mexico
      4.50% 11/19/08..........................     980,000        975,099
      8.25% 1/26/06...........................     150,000        154,012
     THOMSON 5.75% 2/1/08.....................     365,000        377,077
     Time Warner Entertainment 8.375%
      3/15/23.................................     360,000        461,465
     Verizon Wireless 5.375% 12/15/06.........     675,000        688,144
                                                             ------------
                                                               10,132,959
                                                             ------------
     CONSUMER CYCLICAL-1.53%
  -- Centex 3.46% 8/1/07......................     360,000        360,276
     Corrections Corporation of America
      7.50% 5/1/11............................     185,000        193,556
     CVS 4.00% 9/15/09........................     375,000        371,913
  -- DaimlerChrysler NA Holding 3.859%
      9/10/07.................................     485,000        485,284
     Dana 5.85% 1/15/15.......................     300,000        265,500
     Ford Motor 7.45% 7/16/31.................     190,000        159,021
     Ford Motor Credit
      5.625% 10/1/08..........................     260,000        247,953
      5.70% 1/15/10...........................     375,000        346,214
      6.625% 6/16/08..........................     365,000        360,728
      7.00% 10/1/13...........................     700,000        672,664
     General Motors 8.375% 7/15/33............     185,000        155,400
  -- General Motors Acceptance Corporation
      4.10% 7/16/07...........................     535,000        516,558
     Johnson Controls 5.00% 11/15/06..........     145,000        146,845
     Jones Apparel 4.25% 11/15/09.............     270,000        263,742
     Kohl's 7.25% 6/1/29......................     355,000        438,967
     Limited Brands 6.95% 3/1/33..............     475,000        496,261
     Lodgenet Entertainment 9.50% 6/15/13.....     230,000        251,850
     Lowe's 7.50% 12/15/05....................     655,000        665,451
     May Department Stores 3.95% 7/15/07......     560,000        556,398

                                Managed Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     CORPORATE BONDS (CONTINUED)
     CONSUMER CYCLICAL (CONTINUED)
     MGM MIRAGE 9.75% 6/1/07..................  $  260,000   $    283,075
     Michaels Stores 9.25% 7/1/09.............     315,000        329,569
     Time Warner 8.18% 8/15/07................     650,000        699,589
     Wendy's International 6.35% 12/15/05.....     355,000        358,346
                                                             ------------
                                                                8,625,160
                                                             ------------
     CONSUMER NON-CYCLICAL-1.10%
     Albertson's 8.00% 5/1/31.................     305,000        370,892
     Amgen 4.00% 11/18/09.....................     195,000        193,720
     HCA 5.50% 12/1/09........................     370,000        372,946
     Kraft Foods
      4.125% 11/12/09.........................     495,000        491,283
      5.25% 10/1/13...........................     345,000        359,604
      5.625% 11/1/11..........................     225,000        239,003
     Medco Health Solutions 7.25% 8/15/13.....     475,000        535,540
     MedPartners 7.375% 10/1/06...............     645,000        666,768
     Miller Brewing 144A 5.50% 8/15/13........   1,185,000      1,230,031
     Safeway 6.15% 3/1/06.....................     230,000        232,509
     Universal 6.50% 2/15/06..................     245,000        248,501
     UST 6.625% 7/15/12.......................     550,000        615,476
     WellPoint
      3.75% 12/14/07..........................     395,000        390,139
      4.25% 12/15/09..........................     210,000        209,281
                                                             ------------
                                                                6,155,693
                                                             ------------
     ELECTRIC-1.61%
     Ameren 4.263% 5/15/07....................     500,000        500,643
     Appalachian Power 4.40% 6/1/10...........     815,000        813,297
     Avista
      7.75% 1/1/07............................     380,000        398,340
      9.75% 6/1/08............................     315,000        357,256
  -- Avista Capital Trust III 6.50% 4/1/34....     140,000        144,302
     CC Fund Trust I 6.90% 2/16/07............     295,000        307,386
     Detroit Edison 5.05% 10/1/05.............     565,000        566,555
     Dominion Resources 7.195% 9/15/14........     285,000        331,558
     Duke Capital
      4.331% 11/16/06.........................     165,000        165,275
      5.668% 8/15/14..........................     415,000        431,902
     FPL Group Capital 4.086% 2/16/07.........     160,000        160,013
     National Rural Utilities Cooperative
      Finance 3.875% 2/15/08..................     570,000        567,215
 -- # Pinnacle West Energy 144A 3.63% 4/1/07...    395,000        395,261
     Potomac Electric Power 5.40% 6/1/35......     440,000        446,939
   # Power Contract Financing 144A
      5.20% 2/1/06............................     277,137        279,044
      6.256% 2/1/10...........................     615,000        638,663
     PSE&G Energy Holdings 7.75% 4/16/07......     380,000        394,250
  -- SCANA 3.48% 3/1/08.......................     355,000        355,589
     Southern California Edison
  --  3.465% 12/13/07.........................     395,000        395,000
      5.75% 4/1/35............................     440,000        478,219
     Southern Capital Funding 5.30% 2/1/07....     225,000        229,845
     TECO Energy 7.20% 5/1/11.................      35,000         38,150

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     CORPORATE BONDS (CONTINUED)
     ELECTRIC (CONTINUED)
     TNP Enterprises 10.25% 4/1/10............  $  140,000   $    147,770
     TXU Electric Delivery 7.00% 5/1/32.......     175,000        212,304
     TXU Energy 7.00% 3/15/13.................     290,000        323,904
                                                             ------------
                                                                9,078,680
                                                             ------------
     ENERGY-0.27%
   # Canadian Oil Sands 144A 4.80% 8/10/09....     380,000        383,116
     Nexen 5.875% 3/10/35.....................     310,000        316,170
     Tesoro 8.00% 4/15/08.....................     355,000        376,300
     USX 9.125% 1/15/13.......................     325,000        413,850
                                                             ------------
                                                                1,489,436
                                                             ------------
     FINANCE-0.26%
     HSBC Finance 5.00% 6/30/15...............     445,000        449,349
     International Lease Finance 4.625%
      6/2/08..................................      25,000         25,206
   # Residential Capital 144A
      6.375% 6/30/10..........................     435,000        437,554
      6.875% 6/30/15..........................     510,000        522,169
                                                             ------------
                                                                1,434,278
                                                             ------------
     FINANCE-OTHER-0.22%
   # Berkshire Hathaway Finance 144A
  --  3.18% 1/11/08...........................     220,000        220,271
      4.125% 1/15/10..........................     475,000        472,637
 -- # Premium Asset Trust Series 2005-2 144A
      3.23% 2/2/07............................     535,000        535,000
                                                             ------------
                                                                1,227,908
                                                             ------------
     INSURANCE-1.34%
   # Farmers Insurance Exchange 144A
      6.00% 8/1/14............................     375,000        391,443
      8.625% 5/1/24...........................   1,125,000      1,400,141
     Marsh & McLennan
  --  3.28% 7/13/07...........................     525,000        521,679
      5.375% 3/15/07..........................     580,000        587,807
     Metlife
      5.00% 6/15/15...........................     325,000        330,475
      5.70% 6/15/35...........................     335,000        346,599
 -- # North Front Pass-Through Trust 144A 5.81%
      12/15/24................................     700,000        722,604
 -- # Oil Insurance 144A 5.15% 8/15/33.........  1,060,000      1,069,232
     Radian Group 5.375% 6/15/15..............     805,000        801,938
     State Paul Travelers 5.01% 8/16/07.......     570,000        577,392
 -- # Twin Reefs Pass-Through Trust 144A
      4.19% 12/31/49..........................     500,000        496,800
     Willis Group
      5.125% 7/15/10..........................     140,000        140,909
      5.625% 7/15/15..........................     155,000        156,293
                                                             ------------
                                                                7,543,312
                                                             ------------
     NATURAL GAS-0.61%
     Atmos Energy
  --  3.516% 10/15/07.........................     440,000        441,007
      4.00% 10/15/09..........................     415,000        406,405

                                Managed Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     CORPORATE BONDS (CONTINUED)
     NATURAL GAS (CONTINUED)
     Enterprise Products Operating
      4.00% 10/15/07..........................  $  270,000   $    267,446
      4.625% 10/15/09.........................     360,000        358,735
     Sempra Energy
  --  3.754% 5/21/08..........................     490,000        491,230
      4.621% 5/17/07..........................     530,000        532,740
     Valero Logistics Operations 6.05%
      3/15/13.................................     565,000        599,339
   # Williams Gas Pipelines Central 144A
      7.375% 11/15/06.........................     320,000        334,127
                                                             ------------
                                                                3,431,029
                                                             ------------
     REAL ESTATE-0.08%
     Developers Diversified Realty 4.625%
      8/1/10..................................     445,000        442,080
                                                             ------------
                                                                  442,080
                                                             ------------
     TECHNOLOGY-0.13%
     Motorola 4.608% 11/16/07.................     730,000        735,995
                                                             ------------
                                                                  735,995
                                                             ------------
     TRANSPORTATION-0.54%
     American Airlines 6.817% 5/23/11.........     705,000        671,305
     Continental Airlines 6.503% 6/15/11......     550,000        543,002
  -- CSX 3.51% 8/3/06.........................     306,000        306,653
   # Erac USA Finance 144A 7.35% 6/15/08......   1,420,000      1,533,126
                                                             ------------
                                                                3,054,086
                                                             ------------
     TOTAL CORPORATE BONDS
      (COST $63,722,447)......................                 65,503,898
                                                             ------------
     U.S. TREASURY OBLIGATIONS-6.25%
     U.S. Treasury Bond 5.375% 2/15/31........   7,630,000      9,005,788
     U.S. Treasury Inflation Index Notes
      0.875% 4/15/10..........................   1,124,543      1,097,133
      1.625% 1/15/15..........................     290,389        289,425
      3.00% 7/15/12...........................     735,808        808,411
     U.S. Treasury Notes
      3.625% 4/30/07..........................     160,000        159,963
      3.625% 6/15/10..........................   1,400,000      1,394,313
      3.75% 3/31/07...........................   2,520,000      2,524,627
      3.75% 5/15/08...........................     500,000        501,251
      3.875% 5/15/10..........................   1,850,000      1,861,130
      4.125% 5/15/15..........................  17,230,000     17,487,106
                                                             ------------
     TOTAL U.S. TREASURY OBLIGATIONS
      (COST $33,883,722)......................                 35,129,147
                                                             ------------
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-2.63%
     Banc of America Funding Series 2004-3 2A2
      5.00% 9/25/19...........................     505,191        507,559
  -- Banc of America Mortgage Securities
      Series 2003-D 1A2 3.428% 5/25/33........      27,446         27,432
      Series 2003-I 2A4 3.828% 10/25/33.......     545,000        542,320
      Series 2004-A 1A1 3.48% 2/25/34.........     253,572        252,835
      Series 2004-G 2A6 4.657% 8/25/34........     505,000        513,591
      Series 2005-B 2A1 4.424% 3/25/35........     319,835        318,702
      Series 2005-E 2A1 4.994% 5/25/35........     158,293        159,529
      Series 2005-F 2A3 4.742% 7/25/35........     685,000        685,749

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
     Bank of America Alternative Loan Trust
      Series 2003-10 2A1 6.00% 12/25/33.......  $  560,150   $    571,703
      Series 2004-10 1CB1 6.00% 11/25/34......      44,881         46,444
      Series 2004-11 1CB1 6.00% 12/25/34......     744,999        770,620
      Series 2004-2 1A1 6.00% 3/25/34.........     518,327        529,018
  -- Countrywide Alternative Loan Trust Series
      2004-J7 1A2 4.673% 8/25/34..............     385,000        386,002
  -- Countrywide Home Loan Mortgage Pass
      Through Trust Series 2003-56 3A7B
      4.71% 12/25/33..........................     600,000        604,161
     Credit Suisse First Boston Mortgage
      Securities Series 2004-1 3A1 7.00%
      2/25/34.................................     163,764        168,826
  -- Deutsche Mortgage Securities Series
      2004-4 1A2 4.01% 4/25/34................     370,000        369,462
     First Horizon Alternative Mortgage
      Securities Series 2004-FA1 1A1
      6.25% 10/25/34..........................     819,664        844,411
     First Horizon Asset Securities
      Series 2003-5 1A17 8.00% 7/25/33........     173,913        183,798
  --  Series 2004-AR5 4A1 5.696% 10/25/34.....     389,728        397,406
  -- MASTR Adjustable Rate Mortgages Trust
      Series 2003-6 1A2 2.908% 12/25/33.......     530,000        526,482
     MASTR Alternative Loans Trust
      Series 2003-6 3A1 8.00% 9/25/33.........     135,535        140,949
      Series 2003-9 1A1 5.50% 12/25/18........     534,867        546,567
     Nomura Asset Acceptance
  --  Series 2004-AP2 A2 4.099% 7/25/34.......     430,000        429,274
      Series 2005-WF1 2A2 4.786% 3/25/35......     670,000        672,391
     Residential Asset Mortgage Products
      Series 2004-SL4 A3 6.50% 7/25/32........     379,172        391,189
  -- Structured Adjustable Rate Mortgage Loan
      Trust Series 2004-18 5A 5.50%
      12/25/34................................     342,340        347,903
  -- Structured Asset Securities Series
      2002-22H 1A 7.00% 11/25/32..............     109,182        112,386
     Washington Mutual
  --  Series 2003-AR4 A7 3.95% 5/25/33........     224,051        221,719
  --  Series 2003-AR9 1A7 4.059% 9/25/33......     358,724        355,424
      Series 2004-CB3 4A 6.00% 10/25/19.......     357,608        371,658
  --  Series 2005-AR3 A1 4.656% 3/25/35.......     802,386        802,840
  -- Wells Fargo Mortgage Backed Securities
      Trust
      Series 2003-K 2A5 4.52% 11/25/33........     435,000        437,236
      Series 2004-DD 2A3 4.54% 1/25/35........     415,000        414,562
      Series 2004-I 1A1 3.387% 7/25/34........     672,363        674,778
      Series 2004-T A1 3.453% 9/25/34.........     457,558        457,903
                                                             ------------
     TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS
      (COST $14,788,831)......................                 14,782,829
                                                             ------------

                                Managed Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
  =/ COMMERCIAL PAPER-2.05%
     Starbird Funding 3.29% 7/27/05...........  $3,750,000   $  3,741,090
     Steamboat Funding 3.373% 7/8/05..........   3,800,000      3,797,510
     Three Pillars Funding 3.40% 7/1/05.......   4,000,000      4,000,000
                                                             ------------
     TOTAL COMMERCIAL PAPER
      (COST $11,538,600)......................                 11,538,600
                                                             ------------
     MUNICIPAL BONDS-1.35%
     California State 5.00% 2/1/33............     265,000        278,377
     California State Economic Recovery Series
      A 5.25% 7/1/13..........................     235,000        264,624
     California State University Systemwide
      Revenue 5.00% 11/1/30 (AMBAC)...........     305,000        328,427
     Colorado Department of Transportation
      Revenue 5.00% 12/15/13 (FGIC)...........   1,055,000      1,176,357
     Forsyth, Montana Pollution Control
      Revenue (Portland General Project)
      Series A
      5.20% 5/1/33............................     405,000        425,870
     Fulton County, Georgia Water & Sewer
      Revenue 5.25% 1/1/35 (FGIC).............     695,000        758,405
     Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series B 5.50% 6/1/43...........     300,000        330,171
     Illinois State Taxable Pension 5.10%
      6/1/33..................................     420,000        437,199
     New Jersey Economic Development Authority
      Revenue Cigarette Tax
      5.75% 6/15/29...........................     320,000        346,640
     New York State Sales Tax Asset
      Receivables Series A 5.25% 10/15/27
      (AMBAC).................................     420,000        465,024
     New York State Urban Development Series
      A-1 5.25% 3/15/34 (FGIC)................     310,000        337,881
     Oregon State Taxable Pension 5.892%
      6/1/27..................................     485,000        560,272
     Puerto Rico Public Buildings Authority
      Revenue (Government Facilities) Series I
      5.25% 7/1/33............................     725,000        781,014
     West Virginia Economic Development
      Authority
      5.37% 7/1/20 (MBIA).....................     145,000        155,779
      6.07% 7/1/26............................     530,000        587,060
     Wisconsin State General Taxable Revenue
      Series A 5.70% 5/1/26 (FSA).............     305,000        339,977
                                                             ------------
     TOTAL MUNICIPAL BONDS (COST $7,094,841)..                  7,573,077
                                                             ------------
     AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-1.34%
     Fannie Mae Series 2003-122 AJ
      4.50% 2/25/25...........................     301,832        300,761
     Fannie Mae Grantor Trust Series 2001-T8
      A2 9.50% 7/25/41........................     230,348        256,139
     Fannie Mae Whole Loan
      Series 2004-W3 A2 3.75% 5/25/34.........     740,000        734,438
      Series 2004-W9 2A1 6.50% 2/25/44........     485,103        507,470

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
     Freddie Mac
      Series 2889 OE 5.00% 1/15/30............  $  500,000   $    504,172
      Series 2890 PC 5.00% 7/15/30............     575,000        579,091
      Series 2902 LC 5.50% 12/15/17...........     400,000        407,600
      Series 2960 PC 5.00% 9/15/30............     565,000        568,787
      Series 2981 NC 5.00% 4/15/31............     675,000        682,762
     Freddie Mac Structured Pass Through
      Securities Series T-58 2A 6.50%
      9/25/43.................................     381,438        397,889
     GNMA
      Series 2002-61 BA 4.648% 3/16/26........     460,000        464,238
      Series 2002-62 B 4.763% 1/16/25.........     460,000        465,886
   # GSMPS Mortgage Loan Trust 144A
      Series 1998-3 A 7.75% 9/19/27...........     167,651        179,444
      Series 1999-3 A 8.00% 8/19/29...........     296,920        320,338
      Series 2005-RP1 1A3 8.00% 1/25/35.......     364,742        395,491
      Series 2005-RP1 1A4 8.50% 1/25/35.......     187,593        207,298
   # MASTR Reperforming Loan Trust Series
      2005-1 1A5 144A 8.00% 8/25/34...........     527,627        570,518
                                                             ------------
     TOTAL AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS
      (COST $7,526,770).......................                  7,542,322
                                                             ------------
     COMMERCIAL MORTGAGE-BACKED SECURITIES-1.22%
     Banc of America Commercial Mortgage
      Series 2004-2 A2 3.52% 11/10/38.........     280,000        273,770
      Series 2004-5 A3 4.561% 11/10/41........     330,000        332,260
      Series 2005-1 A3 4.877% 11/10/42........     215,000        219,834
  --  Series 2005-2 AJ 4.953% 7/10/43.........     180,000        184,050
   # Bear Stearns Commercial Mortgage
      Securities Series 2004-ESA E 144A
      5.064% 5/14/16..........................     465,000        474,163
   # Crown Castle Towers Series 2005-1A C 144A
      5.074% 6/15/35..........................     225,000        225,826
  -- General Electric Capital Commercial
      Mortgage Series 2005-C2 A2
      4.706% 5/10/43..........................     220,000        223,390
     General Motors Acceptance Corporation
      Commercial Mortgage Securities Series
      1998-C2 A2 6.42% 5/15/35................      74,532         78,782
     GS Mortgage Securities Series 2005-GG4
      A4A 4.751% 7/10/39......................     265,000        268,756
   # Hilton Hotel Pool Trust Series 2000 HLTA
      A1 144A 7.055% 10/3/15..................     169,339        182,471
     J.P. Morgan Chase Commercial Mortgage
      Securities
      Series 2002-C1 A3 5.376% 7/12/37........     310,000        327,004
      Series 2003-C1 A2 4.985% 1/12/37........     580,000        599,006
     LB-UBS Commercial Mortgage Trust
      Series 2002-C1 A4 6.462% 3/15/31........     485,000        541,654
      Series 2005-C2 A2 4.821% 4/15/30........     415,000        424,216
  -- Merrill Lynch Mortgage Trust Series
      2004-BPC1 A3 4.467% 10/12/41............     225,000        224,743

                                Managed Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
   # Merrill Lynch Mortgage Trust 144A
      Series 2002-MW1 J 5.695% 7/12/34........  $  275,000   $    270,487
      Series 2005-GGP1 E 4.33% 11/15/10.......     100,000        100,314
      Series 2005-GGP1 F 4.35% 11/15/10.......     100,000        100,248
     Nomura Asset Securities Series 1998-D6
      A1B 6.59% 3/15/30.......................     120,000        127,365
 -- # STRIPs III Series 2003-1A 144A
      3.308% 3/24/18..........................     795,636        774,393
   # Tower Series 2004-2A A 144A
      4.232% 12/15/14.........................     395,000        392,083
     Wachovia Bank Commercial Mortgage Trust
      Series 2005-C18 A2 4.657% 4/15/42.......     515,000        521,481
                                                             ------------
     TOTAL COMMERCIAL MORTGAGE-BACKED
      SECURITIES
      (COST $6,799,190).......................                  6,866,296
                                                             ------------
     AGENCY MORTGAGE-BACKED SECURITIES-1.08%
     Fannie Mae
      5.73% 12/1/08...........................     346,659        361,609
      6.50% 8/1/17............................     291,371        303,117
     Fannie Mae Relocation 30 yr
      4.00% 3/1/35............................     483,670        470,369
      5.00% 1/1/34............................     326,472        329,737
     Fannie Mae S.F. 15 yr
      6.00% 4/1/17............................     324,091        335,333
      6.50% 3/1/17............................      74,237         77,346
     Fannie Mae S.F. 30 yr
      5.50% 3/1/29............................     597,991        608,269
      5.50% 4/1/29............................     403,433        410,367
      5.50% 7/1/35............................     110,000        111,513
      7.50% 6/1/31............................     108,439        115,895
     Fannie Mae S.F. 30 yr TBA
      5.00% 7/1/35............................     290,000        290,091
      5.00% 8/1/35............................     595,000        593,884
     Freddie Mac ARM 3.73% 4/1/34.............     402,223        408,508
     Freddie Mac Relocation 30 yr 5.00%
      9/1/33..................................     664,491        671,758
     Freddie Mac S.F. 15 yr 4.00% 2/1/14......     283,154        278,995
     Freddie Mac S.F. 30 yr 7.00% 11/1/33.....      18,135         19,098
     GNMA S.F. 30 yr 7.50% 1/15/32............      51,785         55,523
     GNMA S.F. 30 yr TBA 5.00% 7/1/35.........     615,000        619,804
                                                             ------------
     TOTAL AGENCY MORTGAGE-BACKED SECURITIES
      (COST $5,983,132).......................                  6,061,216
                                                             ------------
     NON-AGENCY ASSET-BACKED SECURITIES-0.89%
     Capital One Multi-Asset Execution Trust
      Series 2003-C2 C2 4.32% 4/15/09.........     265,000        265,549
   # Cendant Timeshare Receivables Funding
      Series 2004-1A A1 144A 3.67% 5/20/16....     264,311        260,042
     Citibank Credit Card Issuance Trust
      Series 2003-A7 A7 4.15% 7/7/17..........     370,000        364,593
  -- Countrywide Asset-Backed Certificates
      Series 2004-9 AF2 3.337% 9/25/23........     410,000        405,908
      Series 2005-7 AF2 4.367% 7/25/35........     160,000        159,984

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
   # Countrywide Asset-Backed Certificates
      Series 2004-BC1N Note 144A 5.50%
      4/25/35.................................  $   91,960   $     92,018
   # GSAA Trust Series 2004-4N Note 144A 6.25%
      5/25/34.................................     154,608        154,511
   # Home Equity Asset Trust NIM Series
      2003-7N A 144A 5.25% 4/27/34............      29,795         29,702
     MASTR Specialized Loan Trust Series
      2005-2 A2 5.15% 6/1/35..................     440,000        439,998
     MBNA Credit Card Master Note Trust Series
      2005-A3 A3 4.10% 10/15/12...............     225,000        224,895
  -- Merrill Lynch Mortgage Investors Series
      2005-WMC1 A2B 3.534% 9/25/35............     260,000        260,376
     Mid-State Trust
      Series 11 A1 4.864% 7/15/38.............     179,281        176,964
      Series 2004-1 A 6.005% 8/15/37..........     119,388        124,567
     Renaissance Home Equity Loan Trust Series
      2004-4 AF2 3.856% 2/25/35...............     455,000        451,402
  -- Residential Asset Mortgage Products
      Series 2004-RZ2 AI3 4.30% 1/25/31.......     345,000        344,782
   # Sail Net Interest Margin Series 2003-10A
      A 144A 7.50% 10/27/33...................      28,443         28,497
   # Sharp Net Interest Margin Trust 144A
      Series 2003-HE1N 6.90% 11/25/33.........      36,315         36,314
      Series 2004-2N 7.00% 1/25/34............     108,761        108,968
   # Sierra Receivables Funding Company 144A
      Series 2003-1A 3.09% 1/15/14............     163,652        160,159
      Series 2003-2A A1 3.03% 12/15/15........     213,072        209,401
     Structured Asset Securities Series
      2001-SB1 A2 3.375% 8/25/31..............     365,832        345,296
     WFS Financial Owner Trust Series 2002-2
      A4 4.50% 2/20/10........................     385,037        386,412
                                                             ------------
     TOTAL NON-AGENCY ASSET-BACKED SECURITIES
      (COST $5,010,907).......................                  5,030,338
                                                             ------------
     COLLATERALIZED DEBT OBLIGATIONS-0.42%
 @=# Alliance Capital Funding Series 1 A3 CBO
      144A 5.84% 2/15/10......................     133,972        133,972
@= -- # Ares Leveraged Investment Fund
      7.914% 10/31/05.........................     750,000        750,000
 @=# Juniper CBO Series 1999-1A A1 144A
      6.83% 4/15/11...........................     462,306        469,241
 @=# Magnetite Asset Investor Series 2003 C1
      144A 8.786% 1/31/08.....................     250,000        258,666
 @=# RHYNO CBO Delaware Series 1997-1 A2 144A
      6.33% 9/15/09...........................     408,110        413,467
 @=# Sankaty Market Value CDO Series 3 B1 144A
      7.379% 4/30/09..........................     350,000        360,317
                                                             ------------
     TOTAL COLLATERALIZED DEBT OBLIGATIONS
      (COST $2,387,085).......................                  2,385,663
                                                             ------------

                                Managed Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     AGENCY OBLIGATIONS-0.40%
     Fannie Mae
      5.00% 4/15/15...........................  $  335,000   $    354,586
      5.25% 8/1/12............................     365,000        385,296
  ##  5.837% 10/9/19..........................     675,000        335,583
     Federal Home Loan Bank 3.50% 9/15/06.....     330,000        328,821
  ## Financing Corporation Principal Strip
      PRN-2 5.03% 11/30/17....................     980,000        567,080
     Freddie Mac 3.75% 8/3/07.................     155,000        154,616
  ## Residual Funding Corporation Principal
      Strip 5.122% 10/15/19...................     215,000        114,263
                                                             ------------
     TOTAL AGENCY OBLIGATIONS
      (COST $2,116,281).......................                  2,240,245
                                                             ------------
     AGENCY ASSET-BACKED SECURITIES-0.23%
  -- Fannie Mae Grantor Trust
      Series 2004-T4 A2 3.93% 2/25/20.........     415,000        413,339
      Series 2004-T4 A3 4.42% 8/25/24.........     410,000        409,491
     Nelnet Educational Loan Funding
      Series 2001-A A1 5.76% 7/1/12...........     437,500        449,699
                                                             ------------
     TOTAL AGENCY ASSET-BACKED SECURITIES
      (COST $1,277,659).......................                  1,272,529
                                                             ------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     FOREIGN AGENCIES-0.11%
   # Pemex Master Trust 144A 6.625% 6/15/35...  $  235,000   $    232,063
     Pemex Project Funding Master Trust 6.125%
      8/15/08.................................     380,000        395,390
                                                             ------------
     TOTAL FOREIGN AGENCIES
      (COST $635,257).........................                    627,453
                                                             ------------
     FOREIGN LOCAL GOVERNMENTS-0.10%
     Hydro Quebec 6.30% 5/11/11...............     505,000        558,700
                                                             ------------
     TOTAL FOREIGN LOCAL GOVERNMENTS
      (COST $575,513).........................                    558,700
                                                             ------------
                                                NUMBER OF
                                                  SHARES
     WARRANT-0.00%
  +# Solutia 144A, exercise price $7.59,
      expiration date 7/15/09.................       1,465              -
                                                             ------------
     TOTAL WARRANT
      (COST $124,625).........................                          -
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-99.83% (COST
 $460,557,250)..............................................   561,426,234
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.17%P......       946,234
                                                              ------------
NET ASSETS APPLICABLE TO 36,217,731 SHARES
 OUTSTANDING-100.00%........................................  $562,372,468
                                                              ============
NET ASSET VALUE-MANAGED FUND STANDARD CLASS
 ($561,761,708 / 36,178,341 SHARES).........................       $15.528
                                                              ============
NET ASSET VALUE-MANAGED FUND SERVICE CLASS ($610,760 /39,390
 SHARES)....................................................       $15.505
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $490,141,013
Undistributed net investment income.........................     6,079,219
Accumulated net realized loss on investments................   (34,374,213)
Net unrealized appreciation of investments..................   100,526,449
                                                              ------------
Total net assets............................................  $562,372,468
                                                              ============

------------------

  + Non-income producing security for the period ended June 30,
    2005.
 -- Variable rate notes. The interest rate shown is the rate at
    June 30, 2005.
  # Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 7 in "Notes to Financial
    Statements."
 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.
  @ Illiquid security. See Note 7 in "Notes to Financial
    Statements." At June 30, 2005, six securities were deemed illiquid, which represented 0.42% of the Fund's net assets.
 =/ The interest rate shown is the effective yield at the time of purchase.
  = Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial
    Statements." At June 30, 2005, six securities were fair valued which represented 0.42% of the Fund's net assets.
  P Includes $1,026,200 cash pledged as collateral for financial futures contracts.

                                Managed Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

ADR-American Depositary Receipts
AMBAC-Insured by the AMBAC Assurance Corporation
ARM-Adjustable Rate Mortgage
CBO-Collateralized Bond Obligation
CDO-Collateralized Debt Obligation
FGIC-Insured by the Financial Guaranty Insurance Company
FSA-Insured by Financial Security Assurance
GNMA-Government National Mortgage Association
GSMPS-Goldman Sachs Reperforming Mortgage Securities
MBIA-Insured by the Municipal Bond Insurance Association
S.F.-Single Family
TBA-To Be Announced
yr -- Year

FUTURES CONTRACTS(1)

The following futures contracts were outstanding at June 30, 2005:

                                                                                 UNREALIZED
                                       NOTIONAL      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACTS TO BUY (SELL)                  COST          VALUE         DATE      (DEPRECIATION)
-----------------------               -----------   -----------   ----------   --------------
(55) Russell 2000 Index.............  $17,301,816   $17,685,250    9/30/05       $(383,434)
59 U.S. Treasury 10 year Notes......   (6,656,753)   (6,694,656)   9/30/05           37,903
17 U.S. Treasury 5 year Notes.......   (1,848,145)   (1,851,141)   9/30/05            2,996
                                                                               --------------
                                                                                 $(342,535)
                                                                               ==============

------------------
(1)See Note 6 in "Notes to Financial Statements."

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

                             See accompanying notes

                                Managed Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest................................................  $  2,621,523
Dividends...............................................     4,141,183
Other income............................................           242
Foreign tax withheld....................................        (3,702)
                                                          ------------
                                                             6,759,246
                                                          ------------
EXPENSES:
Management fees.........................................     1,115,787
Accounting and administration expenses..................       143,939
Reports and statements to shareholders..................       124,795
Professional fees.......................................        28,294
Custodian fees..........................................        17,073
Trustees' fees..........................................         6,432
Distribution expenses-Service Class.....................           485
Other...................................................        30,370
                                                          ------------
                                                             1,467,175
Less expense paid indirectly............................        (4,014)
                                                          ------------
Total expenses..........................................     1,463,161
                                                          ------------
NET INVESTMENT INCOME...................................     5,296,085
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
 Investments............................................    11,733,173
 Futures contracts......................................       516,003
                                                          ------------
Net realized gain.......................................    12,249,176
Net change in unrealized appreciation/depreciation of
 investments............................................   (10,746,373)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.........     1,502,803
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $  6,798,888
                                                          ============

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED           YEAR
                                              6/30/05         ENDED
                                            (UNAUDITED)      12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  5,296,085   $ 12,072,234
Net realized gain on investments..........    12,249,176     20,753,447
Net change in unrealized
 appreciation/depreciation of
 investments..............................   (10,746,373)    21,454,266
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................     6,798,888     54,279,947
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (2,071,630)   (12,262,075)
 Service Class............................        (1,588)        (1,455)
                                            ------------   ------------
                                              (2,073,218)   (12,263,530)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     4,397,694     12,034,247
 Service Class............................       411,010        194,732
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     2,071,630     12,262,075
 Service Class............................         1,778          1,265
                                            ------------   ------------
                                               6,882,112     24,492,319
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (30,757,707)   (72,246,929)
 Service Class............................        (7,398)        (6,282)
                                            ------------   ------------
                                             (30,765,105)   (72,253,211)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (23,882,993)   (47,760,892)
                                            ------------   ------------
NET DECREASE IN NET ASSETS................   (19,157,323)    (5,744,475)
NET ASSETS:
Beginning of period.......................   581,529,791    587,274,266
                                            ------------   ------------
End of period (including undistributed net
 investment income of $6,079,219 and
 $2,416,208, respectively)................  $562,372,468   $581,529,791
                                            ============   ============

                             See accompanying notes

                                Managed Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   MANAGED FUND STANDARD CLASS
                                SIX MONTHS
                                   ENDED
                                6/30/05(1)                                           YEAR ENDED
                                (UNAUDITED)        12/31/04        12/31/03(2)        12/31/02        12/31/01(3)        12/31/00
                                -------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................   $   15.391        $ 14.299         $ 11.881          $ 13.825         $ 16.918          $ 18.910

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(4)......        0.144           0.306            0.245             0.347            0.443             0.628
Net realized and unrealized
 gain (loss) on investments...        0.050           1.108            2.458            (1.878)          (0.631)           (0.865)
                                 ----------        --------         --------          --------         --------          --------
Total from investment
 operations...................        0.194           1.414            2.703            (1.531)          (0.188)           (0.237)
                                 ----------        --------         --------          --------         --------          --------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income.........       (0.057)         (0.322)          (0.285)           (0.413)          (0.464)           (0.660)
Net realized gain on
 investments..................            -               -                -                 -           (2.441)           (1.095)
                                 ----------        --------         --------          --------         --------          --------
Total dividends and
 distributions................       (0.057)         (0.322)          (0.285)           (0.413)          (2.905)           (1.755)
                                 ----------        --------         --------          --------         --------          --------

Net asset value, end of
 period.......................   $   15.528        $ 15.391         $ 14.299          $ 11.881         $ 13.825          $ 16.918
                                 ==========        ========         ========          ========         ========          ========
Total return(5)...............        1.27%          10.00%           22.90%           (11.08%)          (1.58%)           (1.41%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).....................   $  561,761        $581,333         $587,274          $524,827         $690,682          $759,875
Ratio of expenses to average
 net assets...................        0.52%           0.49%            0.50%             0.47%            0.47%             0.44%
Ratio of expenses to average
 net assets prior to fees
 waived and expense paid
 indirectly...................        0.52%           0.49%            0.50%             0.49%            0.47%             0.44%
Ratio of net investment income
 to average net assets........        1.90%           2.10%            1.90%             2.69%            2.93%             3.46%
Ratio of net investment income
 to average net assets prior
 to fees waived and expense
 paid indirectly..............        1.90%           2.10%            1.90%             2.67%            2.93%             3.46%
Portfolio turnover............         101%            145%             237%              318%             355%              110%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Managed Fund, Inc. was merged into the Managed Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Managed Fund, Inc.

(3)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain (loss) per share of $0.024, and a decrease in the ratio of net investment income to average net assets of 0.17%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                Managed Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                            MANAGED FUND SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED      5/19/04(2)
                                                             6/30/05(1)        TO
                                                             (UNAUDITED)    12/31/04
                                                             -----------   -----------
Net asset value, beginning of period.......................    $15.386       $14.091

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.125         0.171
Net realized and unrealized gain on investments............      0.049         1.391
                                                               -------       -------
Total from investment operations...........................      0.174         1.562
                                                               -------       -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.055)       (0.267)
                                                               -------       -------
Total dividends and distributions..........................     (0.055)       (0.267)
                                                               -------       -------

Net asset value, end of period.............................    $15.505       $15.386
                                                               =======       =======

Total return(4)............................................      1.14%        11.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $   611       $   197
Ratio of expenses to average net assets....................      0.77%         0.74%
Ratio of net investment income to average net assets.......      1.65%         1.91%
Portfolio turnover.........................................       101%          145%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                                Managed Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Managed Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended June 30, 2005, the Fund earned $242 under the program, which is included in "other income" on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005, were $4,014. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC) an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $117,347.

                                Managed Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these support services amounted to $14,094.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $185,011
Accounting and Administration Fees Payable to DSC...........    38,745
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       119

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $169,937,782 and sales of $193,630,960 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2005, the Fund made purchases of $106,443,058 and sales of $98,348,857 of long-term U.S. government securities.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $467,335,804. At June 30, 2005, net unrealized appreciation was $94,090,430, of which $103,142,471 related to unrealized appreciation of investments and $9,052,041 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                              SIX
                                             MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/05*          12/31/04
                                           ----------        -----------
Ordinary income..........................  $2,073,218        $12,263,530

---------------

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $490,141,013
Undistributed ordinary income...........................      6,079,219
Capital loss carryforwards..............................    (27,938,194)
Unrealized appreciation of investments..................     94,090,430
                                                           ------------
Net assets..............................................   $562,372,468
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax

                                Managed Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED) treatment of market discount and premium on certain debt instruments and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

                                  UNDISTRIBUTED            ACCUMULATED
                                  NET INVESTMENT           NET REALIZED
                                      INCOME               GAIN (LOSS)
                                  --------------           ------------
                                     $440,144               $(440,144)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $39,758,738 expires in 2010.

For the six months ended June 30, 2005, the Fund had capital gains of $11,820,544 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                          SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/05           12/31/04*
                                          -----------        -----------
Shares sold:
 Standard Class.........................     286,711            836,244
 Service Class..........................      26,944             13,144
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.........................     137,330            833,724
 Service Class..........................         118                 85
                                          ----------         ----------
                                             451,103          1,683,197
                                          ----------         ----------
Shares repurchased:
 Standard Class.........................  (2,016,112)        (4,971,922)
 Service Class..........................        (482)              (419)
                                          ----------         ----------
                                          (2,016,594)        (4,972,341)
                                          ----------         ----------
Net decrease............................  (1,565,491)        (3,289,144)
                                          ==========         ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. FUTURES CONTRACTS
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

7. CREDIT AND MARKET RISK
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 3.56% of total net assets. Rule 144A securities comprising 0.42% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Statement of Net Assets.

                                Managed Fund- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                Managed Fund- 20

                               MONEY MARKET FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Money Market Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,011.10      0.54%        $2.69
Service Class                    1,000.00    1,009.90      0.79%         3.94
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,022.12      0.54%        $2.71
Service Class                    1,000.00    1,020.88      0.79%         3.96
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                              Money Market Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
DISCOUNT COMMERCIAL PAPER                                      81.91%
------------------------------------------------------------------------
FLOATING RATE NOTE                                              4.08%
------------------------------------------------------------------------
INTEREST BEARING CERTIFICATES OF DEPOSIT                       10.48%
------------------------------------------------------------------------
INTEREST BEARING LOAN PARTICIPATION                             5.07%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.54%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.54%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                              Money Market Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
 =/ DISCOUNT COMMERCIAL PAPER-81.91%
    Abbey National 3.103% 7/5/05.............  $19,000,000   $ 18,993,571
    Aquinas Funding 3.334% 7/21/05...........   13,600,000     13,575,218
    Barton Capital
     3.207% 8/2/05...........................    3,800,000      3,789,394
     3.33% 7/14/05...........................   12,700,000     12,684,958
  J Cafco
     3.348% 8/9/05...........................   13,000,000     12,953,666
     3.357% 8/1/05...........................    5,400,000      5,384,655
    Citigroup 3.35% 7/12/05..................   17,100,000     17,082,757
  J CRC Funding 3.128% 7/7/05................    6,000,000      5,996,930
  J Eiffel Funding
     3.14% 7/7/05............................    5,000,000      4,997,433
     3.146% 7/1/05...........................    3,000,000      3,000,000
     3.359% 8/10/05..........................    9,165,000      9,131,395
    Eureka Securitization 3.38% 8/11/05......   18,500,000     18,430,049
    Fountain Square 3.207% 8/1/05............   18,000,000     17,951,330
    Goldman Sachs Group 3.294% 7/21/05.......   11,300,000     11,279,660
    ING America Insurance Holdings 3.274%
     7/20/05.................................   13,000,000     12,977,907
    Morgan Stanley 3.312% 8/9/05.............   17,000,000     16,940,146
    Pitney Bowes 3.106% 7/1/05...............   12,843,000     12,843,000
    PNC Bank 3.346% 8/4/05...................   18,000,000     17,944,070
  J Sheffield Receivables
     3.131% 7/6/05...........................   12,000,000     11,994,867
     3.151% 7/8/05...........................    2,500,000      2,498,493
  J Starbird Funding
     3.11% 7/1/05............................    8,400,000      8,400,000
     3.325% 7/25/05..........................   10,000,000      9,978,200

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
    DISCOUNT COMMERCIAL PAPER (CONTINUED)
  J Steamboat Funding 3.419% 7/8/05..........  $18,600,000   $ 18,587,812
    Surrey Funding 3.131% 7/5/05.............   17,200,000     17,194,114
    UBS Finance 3.08% 7/1/05.................   16,200,000     16,200,000
                                                             ------------
    TOTAL DISCOUNT COMMERCIAL PAPER
     (COST $300,809,625).....................                 300,809,625
                                                             ------------
    FLOATING RATE NOTE-4.08%
    Axa Equitable Life Insurance 3.336%
     3/21/06.................................   15,000,000     15,000,000
                                                             ------------
    TOTAL FLOATING RATE NOTE
     (COST $15,000,000)......................                  15,000,000
                                                             ------------
    INTEREST BEARING CERTIFICATES OF DEPOSIT-10.48%
    First Tennessee Bank
     3.143% 7/18/05..........................   12,900,000     12,900,001
     3.315% 7/27/05..........................    5,600,000      5,600,000
    Societe Generale 3.295% 8/31/05..........   10,000,000      9,999,975
    Wilmington Trust 3.397% 9/8/05...........   10,000,000      9,999,970
                                                             ------------
    TOTAL INTEREST BEARING CERTIFICATES OF
     DEPOSIT
     (COST $38,499,946)......................                  38,499,946
                                                             ------------
    INTEREST BEARING LOAN PARTICIPATION-5.07%
    United of Omaha Life Insurance 3.376%
     7/7/05..................................   18,600,000     18,600,000
                                                             ------------
    TOTAL INTEREST BEARING LOAN PARTICIPATION
     (COST $18,600,000)......................                  18,600,000
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-101.54% (COST
 $372,909,571)##............................................   372,909,571
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.54%).....    (5,662,732)
                                                              ------------
NET ASSETS APPLICABLE TO 36,724,684 SHARES
 OUTSTANDING-100.00%........................................  $367,246,839
                                                              ============
NET ASSETS VALUE-MONEY MARKET FUND STANDARD CLASS
 ($300,994,717 / 30,099,472 SHARES).........................       $10.000
                                                              ============
NET ASSETS VALUE-MONEY MARKET FUND SERVICE CLASS
 ($66,252,122 / 6,625,212 SHARES)...........................       $10.000
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $367,246,839
                                                              ------------
Total net assets............................................  $367,246,839
                                                              ============

------------------
=/The interest rate shown is the effective yield at the time of purchase.

JAsset-Backed Commercial Paper.

##Also the cost for federal income tax purposes.

                             See accompanying notes

                              Money Market Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest..................................................  $5,025,885
                                                            ----------
EXPENSES:
Management fees...........................................     801,465
Accounting and administration expenses....................     106,749
Distribution expenses-Service Class.......................      71,808
Reports and statements to shareholders....................      34,494
Professional fees.........................................      18,094
Trustees' fees............................................       6,432
Custodian fees............................................       5,720
Other.....................................................      10,210
                                                            ----------
                                                             1,054,972
Less expense paid indirectly..............................      (2,697)
                                                            ----------
Total expenses............................................   1,052,275
                                                            ----------
NET INVESTMENT INCOME.....................................   3,973,610
                                                            ----------
NET REALIZED LOSS ON INVESTMENTS..........................          (3)
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $3,973,607
                                                            ==========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                               ENDED
                                              6/30/05       YEAR ENDED
                                            (UNAUDITED)      12/31/04
                                           -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income....................  $   3,973,610   $   3,059,338
Net realized gain (loss) on
 investments.............................             (3)            164
                                           -------------   -------------
Net increase in net assets resulting from
 operations..............................      3,973,607       3,059,502
                                           -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................     (3,396,992)     (2,814,774)
 Service Class...........................       (576,615)       (244,728)
                                           -------------   -------------
                                              (3,973,607)     (3,059,502)
                                           -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................    182,249,539     335,556,109
 Service Class...........................     35,133,090     101,861,889
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................      3,396,992       2,814,774
 Service Class...........................        576,615         244,728
                                           -------------   -------------
                                             221,356,236     440,477,500
                                           -------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (182,565,605)   (391,040,738)
 Service Class...........................    (23,781,313)    (59,533,091)
                                           -------------   -------------
                                            (206,346,918)   (450,573,829)
                                           -------------   -------------
Increase (decrease) in net assets derived
 from capital share transactions.........     15,009,318     (10,096,329)
                                           -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS....     15,009,318     (10,096,329)
NET ASSETS:
Beginning of period......................    352,237,521     362,333,850
                                           -------------   -------------
End of period (there was no undistributed
 net investment income at either period
 end)....................................  $ 367,246,839   $ 352,237,521
                                           =============   =============

                             See accompanying notes

                              Money Market Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       MONEY MARKET FUND STANDARD CLASS
                                             SIX MONTHS
                                                ENDED
                                             6/30/05(1)                                   YEAR ENDED
                                             (UNAUDITED)      12/31/04      12/31/03(2)      12/31/02      12/31/01      12/31/00
                                             ------------------------------------------------------------------------------------
Net asset value, beginning of period.......   $ 10.000        $ 10.000       $ 10.000        $ 10.003      $ 10.000      $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................      0.111           0.087          0.068           0.136         0.397         0.590
                                              --------        --------       --------        --------      --------      --------
Total from investment operations...........      0.111           0.087          0.068           0.136         0.397         0.590
                                              --------        --------       --------        --------      --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................     (0.111)         (0.087)        (0.068)         (0.139)       (0.394)       (0.590)
                                              --------        --------       --------        --------      --------      --------
Total dividends and distributions..........     (0.111)         (0.087)        (0.068)         (0.139)       (0.394)       (0.590)
                                              --------        --------       --------        --------      --------      --------

Net asset value, end of period.............   $ 10.000        $ 10.000       $ 10.000        $ 10.000      $ 10.003      $ 10.000
                                              ========        ========       ========        ========      ========      ========
Total return(3)............................      1.11%           0.88%          0.68%           1.36%         4.06%         6.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....   $300,995        $297,914       $350,584        $519,071      $430,205      $253,097
Ratio of expenses to average net assets....      0.54%           0.53%          0.52%           0.49%         0.54%         0.58%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly................................      0.54%           0.53%          0.52%           0.51%         0.54%         0.58%
Ratio of net investment income to average
 net assets................................      2.24%           0.87%          0.69%           1.35%         3.75%         5.91%
Ratio of net investment income to average
 net assets prior to fees waived and
 expense paid indirectly...................      2.24%           0.87%          0.69%           1.33%         3.75%         5.91%

------------------
(1)Ratios have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Money Market Fund, Inc. was merged into the Money Market Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Money Market Fund, Inc.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                              Money Market Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        MONEY MARKET FUND SERVICE CLASS

                                                        SIX MONTHS
                                                           ENDED             YEAR          5/15/03(2)
                                                        6/30/05(1)          ENDED              TO
                                                        (UNAUDITED)        12/31/04         12/31/03
                                                        ---------------------------------------------
Net asset value, beginning of period..................    $10.000          $10.000          $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................      0.099            0.062            0.021
                                                          -------          -------          -------
Total from investment operations......................      0.099            0.062            0.021
                                                          -------          -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................................     (0.099)          (0.062)          (0.021)
                                                          -------          -------          -------
Total dividends and distributions.....................     (0.099)          (0.062)          (0.021)
                                                          -------          -------          -------

Net asset value, end of period........................    $10.000          $10.000          $10.000
                                                          =======          =======          =======

Total return(3).......................................      0.99%            0.63%            0.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............    $66,252          $54,324          $11,750
Ratio of expenses to average net assets...............      0.79%            0.78%            0.78%
Ratio of net investment income to average net
 assets...............................................      1.99%            0.62%            0.34%

------------------
(1)Ratios have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                              Money Market Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Money Market Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income while providing stability of net asset value and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005, were $2,697. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $82,160.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these support services amounted to $12,089.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $134,928
Accounting and Administration Fees Payable to DSC...........    27,753
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    13,579

                              Money Market Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/05*          12/31/04
                                            ----------        ----------
Ordinary income...........................  $3,973,607        $3,059,502

---------------
* Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                         SIX MONTHS
                                           ENDED             YEAR ENDED
                                          6/30/05             12/31/04
                                        ------------        ------------
Shares sold:
 Standard Class.......................    18,224,955          33,555,612
 Service Class........................     3,513,308          10,186,189
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.......................       339,699             281,477
 Service Class........................        57,662              24,473
                                        ------------        ------------
                                          22,135,624          44,047,751
                                        ------------        ------------
Shares repurchased:
 Standard Class.......................   (18,256,561)        (39,104,074)
 Service Class........................    (2,378,131)         (5,953,310)
                                        ------------        ------------
                                         (20,634,692)        (45,057,384)
                                        ------------        ------------
Net increase (decrease)...............     1,500,932          (1,009,633)
                                        ============        ============

5. CREDIT RISK
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 88% of net assets at June 30, 2005. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

                              Money Market Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                              Money Market Fund- 9

                             SOCIAL AWARENESS FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Social Awareness Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST -
SOCIAL AWARENESS FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,030.50      0.43%        $2.16
Service Class                    1,000.00    1,029.30      0.68%         3.42
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,022.66      0.43%        $2.16
Service Class                    1,000.00    1,021.42      0.68%         3.41
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                            Social Awareness Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.78%
------------------------------------------------------------------------
Basic Materials                                                 3.85%
Business Services                                               0.79%
Capital Goods                                                   4.05%
Communication Services                                          1.69%
Consumer Discretionary                                          6.38%
Consumer Services                                               2.25%
Consumer Staples                                                7.43%
Credit Cyclicals                                                1.74%
Energy                                                          8.89%
Finance                                                        23.01%
Healthcare                                                     13.45%
Media                                                           4.43%
Real Estate                                                     1.42%
Technology                                                     17.01%
Transportation                                                  0.76%
Utilities                                                       1.63%
------------------------------------------------------------------------
DISCOUNT NOTES                                                  1.17%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.95%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.05%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                            Social Awareness Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                               NUMBER OF        MARKET
                                                 SHARES         VALUE
    COMMON STOCK-98.78%
    BASIC MATERIALS-3.85%
    Ecolab...................................     326,900   $   10,578,484
    Lubrizol.................................     240,100       10,086,601
  + Pactiv...................................     242,300        5,228,834
    Praxair..................................     181,200        8,443,920
    Temple-Inland............................     183,600        6,820,740
    Worthington Industries...................     209,700        3,313,260
                                                            --------------
                                                                44,471,839
                                                            --------------
    BUSINESS SERVICES-0.79%
    Deluxe...................................      88,900        3,609,340
    Pitney Bowes.............................     125,500        5,465,525
                                                            --------------
                                                                 9,074,865
                                                            --------------
    CAPITAL GOODS-4.05%
    American Standard........................     216,300        9,067,296
    Emerson Electric.........................     214,800       13,452,924
    Fluor....................................     114,100        6,571,019
    Illinois Tool Works......................      91,400        7,282,752
    Teleflex.................................     106,500        6,322,905
    York International.......................     107,500        4,085,000
                                                            --------------
                                                                46,781,896
                                                            --------------
    COMMUNICATION SERVICES-1.69%
    CenturyTel...............................     118,700        4,110,581
    SBC Communications.......................     395,100        9,383,625
    Telefonos de Mexico ADR..................     318,000        6,007,020
                                                            --------------
                                                                19,501,226
                                                            --------------
    CONSUMER DISCRETIONARY-6.38%
    Best Buy.................................     114,800        7,869,540
  + Coach....................................     241,600        8,110,512
    Federated Department Stores..............      64,800        4,748,544
    Gap......................................     328,900        6,495,775
    Home Depot...............................     381,300       14,832,570
  + Kohl's...................................     132,400        7,402,484
    Neiman-Marcus Group......................      62,900        6,096,268
    NIKE.....................................      99,400        8,608,040
    Nordstrom................................     138,900        9,441,033
                                                            --------------
                                                                73,604,766
                                                            --------------
    CONSUMER SERVICES-2.25%
    Cendant..................................     231,600        5,180,892
    McDonald's...............................     331,500        9,199,125
    Southwest Airlines.......................     274,400        3,822,392
    Yum Brands...............................     149,000        7,759,920
                                                            --------------
                                                                25,962,329
                                                            --------------
    CONSUMER STAPLES-7.43%
    Clorox...................................     175,500        9,778,860
    Coca-Cola Enterprises....................     224,000        4,930,240
    CVS......................................     393,200       11,430,324
  + Energizer Holdings.......................      91,300        5,676,121
    General Mills............................     177,200        8,291,188
    Gillette.................................     325,600       16,485,128
    Heinz (H.J.).............................     154,700        5,479,474
    Kellogg..................................     192,200        8,541,368

                                               NUMBER OF        MARKET
                                                 SHARES         VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER STAPLES (CONTINUED)
    Pepsi Bottling Group.....................     159,100   $    4,551,851
    Walgreen.................................      89,100        4,097,709
    Wrigley, (Wm) Jr. .......................      95,100        6,546,684
                                                            --------------
                                                                85,808,947
                                                            --------------
    CREDIT CYCLICALS-1.74%
    D.R. Horton..............................      94,100        3,539,101
    KB HOME..................................     150,300       11,457,369
    Magna International Class A..............      72,500        5,099,650
                                                            --------------
                                                                20,096,120
                                                            --------------
    ENERGY-8.89%
    BJ Services..............................     148,400        7,788,032
    Burlington Resources.....................     293,700       16,223,988
    Devon Energy.............................     152,000        7,703,360
    ENSCO International......................     108,200        3,868,150
    EOG Resources............................     366,700       20,828,560
  + Nabors Industries........................     130,100        7,886,662
  + National Oilwell Varco...................     122,800        5,837,912
  + Newfield Exploration.....................     198,000        7,898,220
    Noble....................................      92,500        5,689,675
    Noble Energy.............................     126,000        9,531,900
    Patterson-UTI Energy.....................     188,400        5,243,172
    Tidewater................................     108,400        4,132,208
                                                            --------------
                                                               102,631,839
                                                            --------------
    FINANCE-23.01%
    Allstate.................................     126,700        7,570,325
    American International Group.............     226,400       13,153,840
    Bank of America..........................     535,200       24,410,472
    Berkley (W.R.)...........................     116,100        4,142,448
    Capital One Financial....................      52,200        4,176,522
    CIGNA....................................      80,600        8,626,618
    CIT Group................................     145,100        6,234,947
    Citigroup................................     657,400       30,391,602
    Countrywide Financial....................     249,000        9,613,890
    Everest Re Group.........................      44,800        4,166,400
    Freddie Mac..............................     164,000       10,697,720
    JPMorgan Chase & Co. ....................     450,400       15,908,128
    Lehman Brothers Holdings.................      63,700        6,324,136
    MBNA.....................................     472,500       12,360,600
    Mellon Financial.........................     287,400        8,245,506
    Merrill Lynch............................     196,300       10,798,463
    Morgan Stanley...........................     253,500       13,301,145
    North Fork Bancorporation................     321,600        9,033,744
    PMI Group................................     168,900        6,583,722
    PNC Financial Services Group.............     108,500        5,908,910
    Prudential Financial.....................     170,600       11,201,596
    U.S. Bancorp.............................     584,900       17,079,080
    UnitedHealth Group.......................     188,000        9,802,320
  + WellPoint................................     163,800       11,407,032
    Wells Fargo..............................      73,600        4,532,288
                                                            --------------
                                                               265,671,454
                                                            --------------
    HEALTHCARE-13.45%
    Allergan.................................     112,700        9,606,548
  + Amgen....................................     302,500       18,289,150

                            Social Awareness Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF        MARKET
                                                 SHARES         VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE (CONTINUED)
    Bard (C.R.)..............................      81,800   $    5,440,518
    Baxter International.....................     113,900        4,225,690
    Becton, Dickinson........................     119,300        6,259,671
    Biomet...................................     108,700        3,765,368
  + Express Scripts Class A..................     193,400        9,666,132
  + Genentech................................     123,900        9,946,692
  + Gilead Sciences..........................     211,000        9,281,890
    GlaxoSmithKline ADR......................     876,900       42,538,419
    Guidant..................................      89,600        6,030,080
    HCA......................................      61,100        3,462,537
    Medtronic................................     175,500        9,089,145
    PerkinElmer..............................     249,500        4,715,550
    Quest Diagnostics........................     116,800        6,221,936
  + Zimmer Holdings..........................      87,500        6,664,875
                                                            --------------
                                                               155,204,201
                                                            --------------
    MEDIA-4.43%
    Clear Channel Communications.............     198,200        6,130,326
  + Comcast Class A..........................     121,700        3,736,190
  + Comcast Special Class A..................     283,500        8,490,825
    Disney (Walt)............................     422,800       10,646,104
    Knight-Ridder............................      78,100        4,790,654
    Omnicom Group............................      45,500        3,633,630
  + Time Warner..............................     821,600       13,728,936
                                                            --------------
                                                                51,156,665
                                                            --------------
    REAL ESTATE-1.42%
    Equity Office Properties Trust...........     191,400        6,335,340
    Mills....................................      67,600        4,109,404
    ProLogis.................................     148,600        5,979,664
                                                            --------------
                                                                16,424,408
                                                            --------------
    TECHNOLOGY-17.01%
    Adobe Systems............................     286,000        8,185,320
    Applied Materials........................     390,200        6,313,436
  + Cisco Systems............................   1,098,500       20,992,335
  + Dell.....................................     465,100       18,376,101
  + DST Systems..............................     102,700        4,806,360
  + eBay.....................................     152,000        5,017,520

                                               NUMBER OF        MARKET
                                                 SHARES         VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
  + Electronic Arts..........................     106,400   $    6,023,304
  + EMC......................................     442,500        6,066,675
    Hewlett-Packard..........................     459,700       10,807,547
    Intel....................................     906,200       23,615,572
  + Juniper Networks.........................     177,000        4,456,860
  + Lexmark International Class A............     119,600        7,753,668
    Microsoft................................   1,163,600       28,903,824
    National Semiconductor...................     199,200        4,388,376
  + NEXTEL Communications Class A............     246,900        7,977,339
    Nokia ADR................................     297,900        4,957,056
  + Oracle...................................     361,400        4,770,480
    QUALCOMM.................................     267,100        8,816,971
    Sony ADR.................................      98,300        3,385,452
    Texas Instruments........................     381,900       10,719,933
                                                            --------------
                                                               196,334,129
                                                            --------------
    TRANSPORTATION-0.76%
    FedEx....................................     108,400        8,781,484
                                                            --------------
                                                                 8,781,484
                                                            --------------
    UTILITIES-1.63%
    NSTAR....................................     155,400        4,790,982
    Puget Energy.............................     172,100        4,023,698
    Questar..................................     151,200        9,964,080
                                                            --------------
                                                                18,778,760
                                                            --------------
    TOTAL COMMON STOCK
     (COST $835,016,883).....................                1,140,284,928
                                                            --------------
                                               PRINCIPAL
                                                 AMOUNT
 ## DISCOUNT NOTES-1.17%
    Fannie Mae
     2.796% 7/1/05...........................  $4,380,000        4,380,000
     3.124% 7/13/05..........................   3,805,000        3,801,043
    Freddie Mac 2.975% 7/1/05................   5,340,000        5,340,000
                                                            --------------
    TOTAL DISCOUNT NOTES
     (COST $13,521,043)......................                   13,521,043
                                                            --------------

                            Social Awareness Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.95% (COST
 $848,537,926)..............................................  $1,153,805,971
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.05%.......         569,323
                                                              --------------
NET ASSETS APPLICABLE TO 38,585,678 SHARES
 OUTSTANDING-100.00%........................................  $1,154,375,294
                                                              ==============
NET ASSET VALUE-SOCIAL AWARENESS STANDARD CLASS
 ($1,090,044,016 / 36,431,907 SHARES).......................         $29.920
                                                                      ------
                                                                      ------
NET ASSET VALUE-SOCIAL AWARENESS SERVICE CLASS
 ($64,331,278 / 2,153,771 SHARES)...........................         $29.869
                                                                      ------
                                                                      ------
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,035,623,756
Undistributed net investment income.........................       6,075,213
Accumulated net realized loss on investments................    (192,591,720)
Net unrealized appreciation of investments..................     305,268,045
                                                              --------------
Total net assets............................................  $1,154,375,294
                                                              ==============

------------------

  + Non-income producing security for the period ended June 30,
    2005.
 ## Zero coupon security. The rate shown is the yield at the time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                            Social Awareness Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 7,416,795
Interest.................................................      164,442
Other income.............................................          209
Foreign tax withheld.....................................      (28,855)
                                                           -----------
                                                             7,552,591
                                                           -----------
EXPENSES:
Management fees..........................................    1,962,803
Accounting and administration expenses...................      239,971
Reports and statements to shareholders...................      106,972
Distribution expenses-Service Class......................       65,690
Professional fees........................................       18,585
Custodian fees...........................................       16,915
Trustees' fees...........................................        6,432
Other....................................................       51,429
                                                           -----------
                                                             2,468,797
Less expense paid indirectly.............................         (189)
                                                           -----------
Total expenses...........................................    2,468,608
                                                           -----------
NET INVESTMENT INCOME....................................    5,083,983
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........................   26,894,620
Net change in unrealized appreciation/depreciation of
 investments.............................................    1,978,383
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........   28,873,003
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $33,956,986
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                            6/30/05         YEAR ENDED
                                          (UNAUDITED)        12/31/04
                                         --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income..................  $    5,083,983   $   14,848,949
Net realized gain on investments.......      26,894,620       43,097,370
Net change in unrealized
 appreciation/depreciation of
 investments...........................       1,978,383       73,359,886
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................      33,956,986      131,306,205
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................               -       (9,861,247)
 Service Class.........................               -         (225,951)
                                         --------------   --------------
                                                      -      (10,087,198)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................      13,371,661       42,308,378
 Service Class.........................      22,117,235       34,879,378
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................               -        9,861,247
 Service Class.........................               -          225,951
                                         --------------   --------------
                                             35,488,896       87,274,954
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................     (66,617,066)    (120,724,634)
 Service Class.........................      (2,265,678)      (3,300,484)
                                         --------------   --------------
                                            (68,882,744)    (124,025,118)
                                         --------------   --------------
Decrease in net assets derived from
 capital share transactions............     (33,393,848)     (36,750,164)
                                         --------------   --------------
NET INCREASE IN NET ASSETS.............         563,138       84,468,843
NET ASSETS:
Beginning of period....................   1,153,812,156    1,069,343,313
                                         --------------   --------------
End of period (including undistributed
 net investment income of $6,075,213
 and $4,809,518, respectively).........  $1,154,375,294   $1,153,812,156
                                         ==============   ==============

                             See accompanying notes

                            Social Awareness Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             SOCIAL AWARENESS FUND STANDARD CLASS
                             SIX MONTHS
                                ENDED
                             6/30/05(1)                                            YEAR ENDED
                             (UNAUDITED)         12/31/04         12/31/03(2)        12/31/02         12/31/01          12/31/00
                             ----------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period.................  $   29.034         $   26.001        $   19.875         $ 25.810        $   37.208        $   44.292

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income(3)...       0.132              0.368             0.222            0.233             0.227             0.267
Net realized and unrealized
 gain (loss) on
 investments...............       0.754              2.921             6.099           (5.951)           (2.822)           (3.549)
                             ----------         ----------        ----------         --------        ----------        ----------
Total from investment
 operations................       0.886              3.289             6.321           (5.718)           (2.595)           (3.282)
                             ----------         ----------        ----------         --------        ----------        ----------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income......           -             (0.256)           (0.195)          (0.217)           (0.174)           (0.282)
Net realized gain on
 investments...............           -                  -                 -                -            (8.629)           (3.520)
                             ----------         ----------        ----------         --------        ----------        ----------
Total dividends and
 distributions.............           -             (0.256)           (0.195)          (0.217)           (8.803)           (3.802)
                             ----------         ----------        ----------         --------        ----------        ----------

Net asset value, end of
 period....................  $   29.920         $   29.034        $   26.001         $ 19.875        $   25.810        $   37.208
                             ==========         ==========        ==========         ========        ==========        ==========

Total return(4)............       3.05%             12.70%            31.86%          (22.14%)           (9.50%)           (8.33%)

RATIOS AND SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000 omitted).............  $1,090,044         $1,111,254        $1,062,079         $857,646        $1,274,803        $1,510,276
Ratio of expenses to
 average net assets........       0.43%              0.41%             0.43%            0.40%             0.40%             0.38%
Ratio of expenses to
 average net assets prior
 to fees waived and expense
 paid indirectly...........       0.43%              0.41%             0.43%            0.42%             0.40%             0.38%
Ratio of net investment
 income to average net
 assets....................       0.92%              1.38%             0.99%            1.03%             0.75%             0.64%
Ratio of net investment
 income to average net
 assets prior to fees
 waived and expense paid
 indirectly................       0.92%              1.38%             0.99%            1.01%             0.75%             0.64%
Portfolio turnover.........         33%                38%               60%              32%               49%               76%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Social Awareness Fund, Inc. was merged into the Social Awareness Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Social Awareness Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in the net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                            Social Awareness Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                      SOCIAL AWARENESS FUND SERVICE CLASS

                                                        SIX MONTHS
                                                           ENDED             YEAR          5/15/03(2)
                                                        6/30/05(1)          ENDED              TO
                                                        (UNAUDITED)        12/31/04         12/31/03
                                                        ---------------------------------------------
Net asset value, beginning of period..................    $29.020          $25.991           $21.631

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)..............................      0.096            0.300             0.107
Net realized and unrealized gain on investments.......      0.753            2.918             4.419
                                                          -------          -------           -------
Total from investment operations......................      0.849            3.218             4.526
                                                          -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................................          -           (0.189)           (0.166)
                                                          -------          -------           -------
Total dividends and distributions.....................          -           (0.189)           (0.166)
                                                          -------          -------           -------

Net asset value, end of period........................    $29.869          $29.020           $25.991
                                                          =======          =======           =======

Total return(4).......................................      2.93%           12.42%            20.97%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............    $64,331          $42,558           $ 7,265
Ratio of expenses to average net assets...............      0.68%            0.66%             0.68%
Ratio of net investment income to average net
 assets...............................................      0.67%            1.13%             0.72%
Portfolio turnover....................................        33%              38%               60%(5)

------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5) The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                            Social Awareness Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Social Awareness Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended June 30, 2005, the Fund earned $209 under the program, which is included in "other income" on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005 were $189. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these services amounted to $216,378.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005 fees for these services amounted to $11,093.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The

                            Social Awareness Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $332,175
Accounting and Administration Fees Payable to DSC...........    72,221
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    13,079

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $180,662,154 and sales of $201,466,491 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $851,914,788. At June 30, 2005, net unrealized appreciation was $301,891,183, of which $321,028,667 related to unrealized appreciation of investments and $19,137,484 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                           SIX MONTHS           YEAR
                                             ENDED              ENDED
                                            12/31/05          12/31/04
                                           ----------        -----------
Ordinary income..........................     $ --           $10,087,198

In addition, the Fund estimated an ordinary income consent dividend of $3,818,288 for the year ended December 31, 2004. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................  $1,035,623,756
Undistributed ordinary income...........................       6,075,213
Capital loss carryforwards..............................    (189,214,858)
Unrealized appreciation of investments..................     301,891,183
                                                          --------------
Net assets..............................................  $1,154,375,294
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications.

                                   UNDISTRIBUTED
                                   NET INVESTMENT            PAID-IN
                                       INCOME                CAPITAL
                                   --------------           ----------
                                    $(3,818,288).           $3,818,288

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $206,228,239 expires in 2010 and $9,459,496 expires in 2011.

For the six months ended June 30, 2005, the Fund had capital gains of $26,472,877 which may reduce the capital loss carryforwards.

                           Social Awareness Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/05           12/31/04
                                            ----------        ----------
Shares sold:
 Standard Class...........................    460,895          1,583,807
 Service Class............................    764,992          1,302,633
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...........................         --            357,758
 Service Class............................         --              8,198
                                            ----------        ----------
                                            1,225,887          3,252,396
                                            ----------        ----------
Shares repurchased:
 Standard Class...........................  (2,303,429)       (4,514,952)
 Service Class............................    (77,713)          (123,844)
                                            ----------        ----------
                                            (2,381,142)       (4,638,796)
                                            ----------        ----------
Net decrease..............................  (1,155,255)       (1,386,400)
                                            ==========        ==========

6. MARKET RISK
The fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Social Awareness Fund- 11

                           SPECIAL OPPORTUNITIES FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Special Opportunities Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                 1/1/05      6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,062.70      0.46%        $2.35
Service Class                    1,000.00    1,061.40      0.71%         3.63
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,022.51      0.46%        $2.31
Service Class                    1,000.00    1,021.27      0.71%         3.56
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                         Special Opportunities Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   93.98%
------------------------------------------------------------------------
Basic Industry                                                  8.58%
Business Services                                               2.04%
Capital Spending                                                3.71%
Conglomerates                                                   1.19%
Consumer Cyclical                                               5.64%
Consumer Services                                              11.99%
Consumer Staples                                                4.63%
Energy                                                         10.49%
Financial Services                                             18.01%
Healthcare                                                      7.95%
Real Estate                                                     3.64%
Technology                                                      7.96%
Transportation                                                  1.36%
Utilities                                                       6.79%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                6.09%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.07%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.07%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                         Special Opportunities Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    COMMON STOCK-93.98%
    BASIC INDUSTRY-8.58%
    Eastman Chemical.........................       66,800   $  3,684,020
    Engelhard................................      112,900      3,223,295
    Georgia-Pacific..........................      132,400      4,210,320
    Lubrizol.................................       58,600      2,461,786
    Monsanto.................................       54,200      3,407,554
    Nucor....................................       79,000      3,603,980
  + Pactiv...................................      193,100      4,167,098
    Phelps Dodge.............................       45,600      4,218,000
    PPG Industries...........................       63,500      3,985,260
    Praxair..................................       54,200      2,525,720
    RPM International........................      181,500      3,314,190
    Sherwin-Williams.........................       92,000      4,332,280
    Sigma-Aldrich............................       55,000      3,082,200
    Sonoco Products..........................       94,900      2,514,850
    Southern Peru Copper.....................       98,100      4,202,604
    St. Joe..................................       94,700      7,721,838
                                                             ------------
                                                               60,654,995
                                                             ------------
    BUSINESS SERVICES-2.04%
    Brink's..................................      117,000      4,212,000
    Deluxe...................................       54,300      2,204,580
    Donnelley (R.R.) & Sons..................      136,100      4,696,811
    Manpower.................................       83,400      3,317,652
                                                             ------------
                                                               14,431,043
                                                             ------------
    CAPITAL SPENDING-3.71%
    Cummins..................................       57,000      4,252,770
  + Energizer Holdings.......................       68,000      4,227,560
    Harsco...................................       81,900      4,467,645
    Ingersoll-Rand Class A...................       21,200      1,512,620
    PACCAR...................................       54,000      3,672,000
    Parker Hannifin..........................       60,500      3,751,605
    Republic Services Class A................      120,300      4,332,003
                                                             ------------
                                                               26,216,203
                                                             ------------
    CONGLOMERATES-1.19%
    SPX......................................       58,900      2,708,222
    Textron..................................       75,700      5,741,845
                                                             ------------
                                                                8,450,067
                                                             ------------
    CONSUMER CYCLICAL-5.64%
    Borg Warner..............................       56,200      3,016,254
    Centex...................................       63,200      4,466,344
    D.R. Horton..............................      165,533      6,225,696
    Delphi...................................      200,000        930,000
    Eaton....................................       43,600      2,611,640
    Furniture Brands International...........      119,800      2,588,878
    Johnson Controls.........................       90,400      5,092,232
    KB HOME..................................      121,200      9,239,076
    Lear.....................................      109,600      3,987,248
    Magna International Class A..............       23,800      1,674,092
                                                             ------------
                                                               39,831,460
                                                             ------------

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER SERVICES-11.99%
    Albertson's..............................      102,800   $  2,125,904
  + AnnTaylor Stores.........................      170,850      4,148,238
  + AutoNation...............................      147,200      3,020,544
    Belo Class A.............................      105,200      2,521,644
    Claire's Stores..........................       81,400      1,957,670
    CVS......................................      150,200      4,366,314
    Eastman Kodak............................      126,000      3,383,100
    Federated Department Stores..............      115,000      8,427,200
    Fortune Brands...........................       80,200      7,121,760
    Harrah's Entertainment...................       60,125      4,333,209
    Hasbro...................................      123,000      2,557,170
    Hearst-Argyle Television.................       67,000      1,641,500
    Jones Apparel Group......................      107,000      3,321,280
    Knight-Ridder............................       32,200      1,975,148
    Limited Brands...........................       39,320        842,234
    Marriott International Class A...........       77,400      5,280,228
  + Mediacom Communications..................      270,800      1,860,396
    Reebok International.....................       99,800      4,174,634
    Saks.....................................      153,900      2,919,483
  + Scholastic...............................       62,500      2,409,375
    ServiceMaster............................      190,300      2,548,117
    Starwood Hotels & Resorts Worldwide......       52,000      3,045,640
    Tiffany & Co.............................      118,700      3,888,612
    VF.......................................       68,800      3,936,736
    Wendy's International....................       60,700      2,892,355
                                                             ------------
                                                               84,698,491
                                                             ------------
    CONSUMER STAPLES-4.63%
    Archer-Daniels-Midland...................      201,300      4,303,794
    Bunge Limited............................       90,400      5,731,360
  + Constellation Brands.....................      217,200      6,407,400
    Hershey Foods............................       60,000      3,726,000
    Reynolds American........................       71,000      5,594,800
  + Smithfield Foods.........................      143,900      3,924,153
    Tyson Foods Class A......................      168,900      3,006,420
                                                             ------------
                                                               32,693,927
                                                             ------------
    ENERGY-10.49%
    Amerada Hess.............................       37,000      3,940,870
    Chesapeake Energy........................      251,800      5,741,040
    El Paso..................................      407,500      4,694,400
    ENSCO International......................      123,100      4,400,825
    Equitable Resources......................       76,300      5,188,400
    Kerr-McGee...............................       49,105      3,747,203
    KeySpan..................................       87,000      3,540,900
    Marathon Oil.............................      131,600      7,023,492
  + Newfield Exploration.....................      158,600      6,326,554
    Questar..................................       49,000      3,229,100
    Rowan....................................      153,600      4,563,456
    Sempra Energy............................      107,000      4,420,170

                         Special Opportunities Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    COMMON STOCK (CONTINUED)
    ENERGY (CONTINUED)
    Unocal...................................       82,700   $  5,379,635
    Valero Energy............................      109,000      8,622,990
    Williams.................................      175,000      3,325,000
                                                             ------------
                                                               74,144,035
                                                             ------------
    FINANCIAL SERVICES-18.01%
    AMBAC Financial Group....................       25,700      1,792,832
    American Financial Group.................       57,300      1,920,696
    Associated Banc-Corp.....................      124,500      4,190,670
    Astoria Financial........................      106,950      3,044,867
    Bank of Hawaii...........................       83,000      4,212,250
    Bear Stearns.............................       62,000      6,444,279
    Berkley (W.R.)...........................      118,500      4,228,080
    CIT Group................................       93,200      4,004,804
    Colonial BancGroup.......................      258,700      5,706,922
    Comerica.................................       64,100      3,704,980
    Compass Bancshares.......................       91,900      4,135,500
    Countrywide Financial....................      157,598      6,084,858
    Edwards (A.G.)...........................       58,400      2,636,760
    Everest Re Group.........................       19,000      1,767,000
    Fidelity National Financial..............      109,210      3,897,705
    First Horizon National...................       96,200      4,059,640
    Independence Community Bank..............       58,400      2,156,712
    Loews....................................       62,000      4,805,000
    Manulife Financial.......................       86,763      4,148,139
    Marshall & Ilsley........................       73,800      3,280,410
    MBIA.....................................       89,900      5,331,969
    Nationwide Financial Services Class A....       59,600      2,261,224
    Northern Trust...........................       77,500      3,533,225
    Old Republic International...............      115,800      2,928,582
    Popular..................................      181,600      4,574,504
    Protective Life..........................       71,000      2,997,620
    Radian Group.............................       72,000      3,399,840
    Raymond James Financial..................       77,700      2,195,025
    Regions Financial........................      130,000      4,404,400
    St. Paul Travelers.......................      103,500      4,091,355
    StanCorp Financial Group.................       45,000      3,446,100
    TCF Financial............................       99,800      2,582,824
    Torchmark................................       76,000      3,967,200
    Zions Bancorporation.....................       72,100      5,301,513
                                                             ------------
                                                              127,237,485
                                                             ------------
    HEALTHCARE-7.95%
    Aetna....................................       62,600      5,184,532
    Bausch & Lomb............................       34,900      2,896,700
    Becton, Dickinson........................       68,700      3,604,689
    CIGNA....................................       44,400      4,752,132
  + Community Health Systems.................      137,000      5,177,230
  + Health Net Class A.......................      101,100      3,857,976
  + Lincare Holdings.........................       61,600      2,515,744
    McKesson.................................      128,400      5,751,036
  + MedImmune................................       68,100      1,819,632
    Mylan Laboratories.......................      205,300      3,949,972

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE (CONTINUED)
    Omnicare.................................      116,600   $  4,947,338
    Service International....................      449,700      3,606,594
  + Tenet Healthcare.........................      270,600      3,312,144
  + Watson Pharmaceuticals...................      161,800      4,782,808
                                                             ------------
                                                               56,158,527
                                                             ------------
    REAL ESTATE-3.64%
    Apartment Investment & Management........       79,300      3,244,956
    Archstone-Smith Trust....................      103,800      4,008,756
    Boston Properties........................       60,600      4,242,000
    Kimco Realty.............................       58,800      3,463,908
    Mack-Cali Realty.........................       63,200      2,862,960
    New Plan Excel Realty Trust..............      109,900      2,985,983
    Simon Property Group.....................       67,400      4,885,826
                                                             ------------
                                                               25,694,389
                                                             ------------
    TECHNOLOGY-7.96%
    Adobe Systems............................       94,600      2,707,452
  + Agilent Technologies.....................      134,400      3,093,888
  + Alliant Techsystems......................       24,000      1,694,400
  + Apple Computer...........................      102,600      3,776,706
  + Avnet....................................       97,300      2,192,169
    CDW......................................       76,600      4,373,094
  + Citrix Systems...........................       85,400      1,849,764
  + Computer Sciences........................       77,200      3,373,640
    Goodrich.................................       83,800      3,432,448
  + International Rectifier..................       78,300      3,736,476
    National Semiconductor...................      154,800      3,410,244
  + NCR......................................      128,000      4,495,360
    Pitney Bowes.............................       37,200      1,620,060
  + Polycom..................................      111,300      1,659,483
    Rockwell Automation......................      121,300      5,908,523
  + Sanmina-SCI..............................      272,500      1,490,575
    Symbol Technologies......................      264,700      2,612,589
    Tektronix................................       92,400      2,150,148
  + Thermo Electron..........................       98,500      2,646,695
                                                             ------------
                                                               56,223,714
                                                             ------------
    TRANSPORTATION-1.36%
    Canadian National Railway................       52,050      3,000,683
    CSX......................................       44,000      1,877,040
    Norfolk Southern.........................       31,200        965,952
  + Yellow Roadway...........................       73,600      3,738,880
                                                             ------------
                                                                9,582,555
                                                             ------------
    UTILITIES-6.79%
    CenturyTel...............................      103,100      3,570,353
    DTE Energy...............................       56,000      2,619,120
    Edison International.....................      199,900      8,105,945
    Energy East..............................      116,000      3,361,680
    Great Plains Energy......................       69,500      2,216,355
    PG&E.....................................      108,500      4,073,090
    PPL......................................       93,000      5,522,340

                         Special Opportunities Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES (CONTINUED)
    Public Service Enterprise Group..........      113,300   $  6,890,906
    TXU......................................       98,400      8,176,056
    Wisconsin Energy.........................       88,000      3,432,000
                                                             ------------
                                                               47,967,845
                                                             ------------
    TOTAL COMMON STOCK
     (COST $449,779,748).....................                 663,984,736
                                                             ------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
 =/ COMMERCIAL PAPER-6.09%
    Rabobank USA Financial 3.35% 7/1/05......  $14,535,000   $ 14,535,000
    Total Capital 3.262% 7/6/05..............   13,480,000     13,473,897
    UBS Finance 3.35% 7/1/05.................   15,000,000     15,000,000
                                                             ------------
    TOTAL COMMERCIAL PAPER
     (COST $43,008,897)......................                  43,008,897
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-100.07% (COST
 $492,788,645)..............................................   706,993,633
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.07%).....      (519,142)
                                                              ------------
NET ASSETS APPLICABLE TO 19,069,462 SHARES
 OUTSTANDING-100.00%........................................  $706,474,491
                                                              ============
NET ASSET VALUE-SPECIAL OPPORTUNITIES FUND STANDARD CLASS
 ($705,138,133 / 19,033,331 SHARES).........................       $37.048
                                                              ============
NET ASSET VALUE-SPECIAL OPPORTUNITIES FUND SERVICE CLASS
 ($1,336,358 / 36,131 SHARES)...............................       $36.986
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $471,510,794
Undistributed net investment income.........................     4,929,444
Accumulated net realized gain on investments................    15,828,749
Net unrealized appreciation of investments and foreign
 currencies.................................................   214,205,504
                                                              ------------
Total net assets............................................  $706,474,491
                                                              ============

------------------
+Non-income producing security for the period ended June 30, 2005.

=/Interest rate shown is the yield at time of purchase.

                             See accompanying notes

                         Special Opportunities Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 5,549,948
Interest.................................................      477,994
Foreign tax withheld.....................................      (14,631)
                                                           -----------
                                                             6,013,311
                                                           -----------
EXPENSES:
Management fees..........................................    1,273,014
Accounting and administration expenses...................      164,773
Reports and statements to shareholders...................       33,006
Professional fees........................................       18,175
Custodian fees...........................................       10,874
Trustees' fees...........................................        6,432
Distribution expenses -- Service Class...................          896
Other....................................................       18,202
                                                           -----------
                                                             1,525,372
Less expense paid indirectly.............................       (1,178)
                                                           -----------
Total expenses...........................................    1,524,194
                                                           -----------
NET INVESTMENT INCOME....................................    4,489,117
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments.............................................   16,107,724
 Foreign currencies......................................         (125)
                                                           -----------
Net realized gain........................................   16,107,599
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................   20,697,214
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   36,804,813
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $41,293,930
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/05       YEAR ENDED
                                            (UNAUDITED)      12/31/04
                                            ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income.....................  $  4,489,117   $  8,140,684
Net realized gain on investments and
 foreign currencies.......................    16,107,599     37,503,521
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................    20,697,214     75,619,194
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    41,293,930    121,263,399
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................             -     (6,883,198)
 Service Class............................             -           (861)
Net realized gain on investments:
 Standard Class...........................   (22,898,798)             -
 Service Class............................       (32,658)             -
                                            ------------   ------------
                                             (22,931,456)    (6,884,059)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    21,981,356     20,158,790
 Service Class............................     1,052,814        236,019
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    22,898,798      6,883,198
 Service Class............................        32,775            744
                                            ------------   ------------
                                              45,965,743     27,278,751
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (10,302,567)   (30,352,168)
 Service Class............................       (21,382)        (5,726)
                                            ------------   ------------
                                             (10,323,949)   (30,357,894)
                                            ------------   ------------
Increase (decrease) in net assets derived
 from capital share transactions..........    35,641,794     (3,079,143)
                                            ------------   ------------
NET INCREASE IN NET ASSETS................    54,004,268    111,300,197
NET ASSETS:
Beginning of period.......................   652,470,223    541,170,026
                                            ------------   ------------
End of period (including undistributed net
 investment income of $4,929,444 and
 $1,986,716, respectively)................  $706,474,491   $652,470,223
                                            ============   ============

                             See accompanying notes

                         Special Opportunities Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             SPECIAL OPPORTUNITIES FUND STANDARD CLASS
                                   SIX MONTHS
                                      ENDED
                                   6/30/05(1)                                YEAR ENDED
                                   (UNAUDITED)        12/31/04        12/31/03(2)        12/31/02        12/31/01        12/31/00
                                   ----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................   $ 36.112          $ 29.753         $ 22.471          $ 26.006        $ 25.846        $ 28.225

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).........      0.244             0.452            0.390             0.418           0.431           0.536
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............      1.939             6.292            7.227            (3.467)          0.098           3.153
                                    --------          --------         --------          --------        --------        --------
Total from investment
 operations......................      2.183             6.744            7.617            (3.049)          0.529           3.689
                                    --------          --------         --------          --------        --------        --------
LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............          -            (0.385)          (0.335)           (0.365)         (0.369)         (0.494)
Net realized gain on
 investments.....................     (1.247)                -                -            (0.121)             --          (5.574)
                                    --------          --------         --------          --------        --------        --------
Total dividends and
 distributions...................     (1.247)           (0.385)          (0.335)           (0.486)         (0.369)         (6.068)
                                    --------          --------         --------          --------        --------        --------

Net asset value, end of period...   $ 37.048          $ 36.112         $ 29.753          $ 22.471        $ 26.006        $ 25.846
                                    ========          ========         ========          ========        ========        ========

Total return(4)..................      6.27%            22.76%           33.99%           (11.75%)          2.16%          16.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................   $705,138          $652,224         $541,170          $439,984        $539,870        $536,287
Ratio of expenses to average net
 assets..........................      0.46%             0.47%            0.52%             0.47%           0.48%           0.49%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly.........      0.46%             0.47%            0.52%             0.49%           0.48%           0.49%
Ratio of net investment income to
 average net assets..............      1.35%             1.43%            1.56%             1.67%           1.65%           2.15%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly......................      1.35%             1.43%            1.56%             1.65%           1.65%           2.15%
Portfolio turnover...............        15%               36%              80%               55%             73%             75%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Special Opportunities Fund, Inc. was merged into the Special Opportunities Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Special Opportunities Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                         Special Opportunities Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                           SPECIAL OPPORTUNITIES FUND SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED           5/19/04(2)
                                                             6/30/05(1)             TO
                                                             (UNAUDITED)         12/31/04
                                                             -----------------------------
Net asset value, beginning of period.......................    $36.099           $29.463

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.199             0.234
Net realized and unrealized gain on investments and foreign
 currencies................................................      1.935             6.747
                                                               -------           -------
Total from investment operations...........................      2.134             6.981
                                                               -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................         --            (0.345)
Net realized gain on investments...........................     (1.247)               --
                                                               -------           -------
Total dividends and distributions..........................     (1.247)           (0.345)
                                                               -------           -------

Net asset value, end of period.............................    $36.986           $36.099
                                                               =======           =======

Total return(4)............................................      6.14%            24.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 1,336           $   246
Ratio of expenses to average net assets....................      0.71%             0.72%
Ratio of net investment income to average net assets.......      1.10%             1.19%
Portfolio turnover.........................................        15%               36%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                         Special Opportunities Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Special Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund's shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. As of June 30, 2005, the Fund had not earned any income under the program.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2005 were $1,178. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

                         Special Opportunities Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2005, fees for these support services amounted to $138,181.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2005, fees for these services amounted to $14,094.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $218,855
Accounting and Administration Fees Payable to DSC...........    45,643
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       254

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $52,071,451 and sales of $45,774,458 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $492,896,030. At June 30, 2005, net unrealized appreciation was $214,097,603, of which $222,849,818 related to unrealized appreciation of investments and $8,752,215 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                          SIX MONTHS            YEAR
                                             ENDED             ENDED
                                           6/30/05*           12/31/04
                                          -----------        ----------
Ordinary income.........................  $         -        $6,884,059
Long-term capital gain..................   22,931,456                 -
                                          -----------        ----------
Total...................................  $22,931,456        $6,884,059
                                          ===========        ==========

In addition, the Fund estimated an ordinary income consent dividend of $1,546,264 for the year ended December 31, 2004. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

------------------
*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $471,510,794
Undistributed ordinary income...........................      8,174,406
Undistributed long-term capital gain....................     12,691,172
Unrealized appreciation of investments and foreign
 currencies.............................................    214,098,119
                                                           ------------
Net assets..............................................   $706,474,491
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                         Special Opportunities Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

UNDISTRIBUTED            ACCUMULATED
NET INVESTMENT           NET REALIZED            PAID-IN
    INCOME               GAIN (LOSS)             CAPITAL
--------------           ------------           ----------
 $(1,546,389)                $125               $1,546,264

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS
                                                  ENDED           YEAR ENDED
                                                 6/30/05          12/31/04*
                                               -----------        ----------
Shares sold:
 Standard Class..............................     600,887           633,586
 Service Class...............................      28,949             6,973
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................     657,708           205,010
 Service Class...............................         943                22
                                                ---------          --------
                                                1,288,487           845,591
                                                ---------          --------
Shares repurchased:
 Standard Class..............................    (286,555)         (966,235)
 Service Class...............................        (589)             (167)
                                                ---------          --------
                                                 (287,144)         (966,402)
                                                ---------          --------
Net increase (decrease)......................   1,001,343          (120,811)
                                                =========          ========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2005, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Special Opportunities Fund- 11

                                 PROFILE FUNDS

                                [WILSHIRE LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Profile Funds:
                                   Conservative Profile Fund
                                   Moderate Profile Fund
                                   Moderately Aggressive
                                        Profile Fund
                                   Aggressive Profile Fund
                               Semiannual Report
                               June 30, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATIONS
STATEMENTS OF NET ASSETS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
OTHER FUND INFORMATION

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005(1) to June 30, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CONSERVATIVE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                1/1/05(1)    6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,025.90      0.30%        $1.51
Service Class                    1,000.00    1,025.50      0.55%         2.76
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,023.31      0.30%        $1.51
Service Class                    1,000.00    1,022.07      0.55%         2.76
--------------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                  Expenses
                            Beginning    Ending                  Paid During
                             Account     Account    Annualized     Period
                              Value       Value      Expense      1/1/05 to
                            1/1/05(1)    6/30/05      Ratios      6/30/05*
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class              $1,000.00   $1,029.60      0.30%        $1.51
Service Class               1,000.00     1,029.10      0.55%         2.77
----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class              $1,000.00   $1,023.31      0.30%        $1.51
Service Class               1,000.00     1,022.07      0.55%         2.76
----------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(1) Commencement of operations was May 3, 2005. For purposes of this analysis, the Fund's annualized expense ratio was applied to the period January 1, 2005 to June 30, 2005. However, the ending account value for "Actual Fund Return" uses the performance since inception and is not annualized.

                                Profile Funds- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATELY AGGRESSIVE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/05 to
                                1/1/05(1)    6/30/05      Ratios      6/30/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,034.60      0.30%        $1.51
Service Class                    1,000.00    1,034.20      0.55%         2.77
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,023.31      0.30%        $1.51
Service Class                    1,000.00    1,022.07      0.55%         2.76
--------------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000 EXPENSES

                                                                   Expenses
                             Beginning    Ending                  Paid During
                              Account     Account    Annualized     Period
                               Value       Value      Expense      1/1/05 to
                             1/1/05(1)    6/30/05      Ratios      6/30/05*
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class               $1,000.00   $1,039.20      0.30%        $1.52
Service Class                1,000.00     1,038.70      0.55%         2.78
-----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class               $1,000.00   $1,023.31      0.30%        $1.51
Service Class                1,000.00     1,022.07      0.55%         2.76
-----------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(1) Commencement of operations was May 3, 2005. For purposes of this analysis, the Fund's annualized expense ratio was applied to the period January 1, 2005 to June 30, 2005. However, the ending account value for "Actual Fund Return" uses the performance since inception and is not annualized.

Each Fund operates under a fund of funds structure. Each of the Funds invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analyses of an Investment above do not reflect the expenses of the underlying funds.

                                Profile Funds- 2

SECTOR ALLOCATIONS
AS OF JUNE 30, 2005

The following chart lists the Funds' categories of portfolio holdings as a percentage of total net assets.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CONSERVATIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                93.76%
------------------------------------------------------------------------
Equity Funds                                                   32.71%
Fixed Income Funds                                             56.39%
International Funds                                             4.66%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               93.76%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 6.24%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                 99.38%
------------------------------------------------------------------------
Equity Funds                                                    44.55%
Fixed Income Funds                                              39.96%
International Funds                                             14.87%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                14.44%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               113.82%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (13.82%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATELY AGGRESSIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                 99.98%
------------------------------------------------------------------------
Equity Funds                                                    58.98%
Fixed Income Funds                                              20.04%
International Funds                                             20.96%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                11.45%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               111.43%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (11.43%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                99.84%
------------------------------------------------------------------------
Equity Funds                                                   69.92%
International Funds                                            29.92%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.84%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.16%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                Profile Funds- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CONSERVATIVE PROFILE FUND STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    AFFILIATED INVESTMENT COMPANIES-93.76%
    EQUITY FUNDS-32.71%
    Delaware VIP Trust
     U.S. Growth Series.........................     31,555   $  215,836
     Value Series...............................     11,623      214,552
    Lincoln Variable Insurance Products Trust
     Aggressive Growth Fund.....................     10,033       98,474
     Core Fund..................................      3,875       38,753
     Equity-Income Fund.........................      3,408       58,369
     Growth Fund................................      5,512       58,755
                                                              ----------
                                                                 684,739
                                                              ----------

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    FIXED INCOME FUNDS-56.39%
    Delaware VIP Trust
     Diversified Income Series..................     94,638   $  884,863
     High Yield Series..........................     17,087       98,764
    Lincoln Variable Insurance Products Trust
     Bond Fund..................................     14,961      196,965
                                                              ----------
                                                               1,180,592
                                                              ----------
    INTERNATIONAL FUNDS-4.66%
    Lincoln Variable Insurance Products Trust
     International Fund.........................      5,959       97,625
                                                              ----------
                                                                  97,625
                                                              ----------
    TOTAL AFFILIATED INVESTMENT COMPANIES (COST
     $1,959,021)................................               1,962,956
                                                              ----------


TOTAL MARKET VALUE OF SECURITIES-93.76% (COST $1,959,021)...   1,962,956
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-6.24%.......     130,623
                                                              ----------
NET ASSETS APPLICABLE TO 204,148 SHARES
 OUTSTANDING-100.00%........................................  $2,093,579
                                                              ==========
NET ASSET VALUE-CONSERVATIVE PROFILE FUND STANDARD CLASS
 ($281,244 / 27,414 SHARES).................................     $10.259
                                                              ==========
NET ASSET VALUE-CONSERVATIVE PROFILE FUND SERVICE CLASS
 ($1,812,335 / 176,734 SHARES)..............................     $10.255
                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $2,089,517
Undistributed net investment income.........................         127
Net unrealized appreciation of investments..................       3,935
                                                              ----------
Total net assets............................................  $2,093,579
                                                              ==========

                             See accompanying notes

                                Profile Funds- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATE PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                 NUMBER OF      MARKET
                                                  SHARES         VALUE
    AFFILIATED INVESTMENT COMPANIES-99.38%
    EQUITY FUNDS-44.55%
    Delaware VIP Trust
     Small Cap Value Series...................       16,334   $   474,026
     U.S. Growth Series.......................      179,347     1,226,731
     Value Series.............................       61,193     1,129,620
    Lincoln Variable Insurance Products Trust
     Aggressive Growth Fund...................       48,242       473,497
     Core Fund................................       46,865       468,694
     Equity-Income Fund.......................       10,960       187,695
     Growth Fund..............................       26,533       282,814
                                                              -----------
                                                                4,243,077
                                                              -----------
    FIXED INCOME FUNDS-39.96%
    Delaware VIP Trust
     Diversified Income Series................      305,123     2,852,900
     High Yield Series........................       82,463       476,638
    Lincoln Variable Insurance Products Trust
     Bond Fund................................       36,165       476,107
                                                              -----------
                                                                3,805,645
                                                              -----------

                                                 NUMBER OF      MARKET
                                                  SHARES         VALUE
    INTERNATIONAL FUNDS-14.87%
    Delaware VIP Trust Emerging Markets
     Series...................................       31,127   $   473,135
    Lincoln Variable Insurance Products Trust
     International Fund.......................       57,545       942,707
                                                              -----------
                                                                1,415,842
                                                              -----------
    TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $9,478,585)........................                  9,464,564
                                                              -----------
                                                 PRINCIPAL
                                                  AMOUNT
 =/ COMMERCIAL PAPER-14.44%
    UBS Finance 3.348% 7/1/05.................  $ 1,375,000     1,375,000
                                                              -----------
    TOTAL COMMERCIAL PAPER
     (COST $1,375,000)........................                  1,375,000
                                                              -----------

TOTAL MARKET VALUE OF SECURITIES-113.82% (COST
 $10,853,585)...............................................   10,839,564
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(13.82%)....   (1,316,390)
                                                              -----------
NET ASSETS APPLICABLE TO 925,339 SHARES
 OUTSTANDING-100.00%........................................  $ 9,523,174
                                                              ===========
NET ASSET VALUE-MODERATE PROFILE FUND STANDARD CLASS
 ($530,493 / 51,526 SHARES).................................      $10.296
                                                              ===========
NET ASSET VALUE-MODERATE PROFILE FUND SERVICE CLASS
 ($8,992,681 / 873,813 SHARES)..............................      $10.291
                                                              ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $ 9,537,196
Accumulated net investment loss.............................           (1)
Net unrealized depreciation of investments..................      (14,021)
                                                              -----------
Total net assets............................................  $ 9,523,174
                                                              ===========

------------------
=/ The interest rate shown is the effective yield at the time of purchase

                             See accompanying notes

                                Profile Funds- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATELY AGGRESSIVE PROFILE FUND STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    AFFILIATED INVESTMENT COMPANIES-99.98%
    EQUITY FUNDS-58.98%
    Delaware VIP Trust
     Small Cap Value Series.....................     10,161   $  294,883
     U.S. Growth Series.........................    137,163      938,194
     Value Series...............................     63,222    1,167,071
    Lincoln Variable Insurance Products Trust
     Aggressive Growth Fund.....................     29,933      293,789
     Core Fund..................................     34,799      348,023
     Equity-Income Fund.........................      6,794      116,361
     Growth Fund................................     27,452      292,614
                                                              ----------
                                                               3,450,935
                                                              ----------
    FIXED INCOME FUNDS-20.04%
    Delaware VIP Trust
     Diversified Income Series..................     31,329      292,923
     High Yield Series..........................     30,549      176,570
    Lincoln Variable Insurance Products Trust
     Bond Fund..................................     53,425      703,343
                                                              ----------
                                                               1,172,836
                                                              ----------

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    INTERNATIONAL FUNDS-20.96%
    Delaware VIP Trust Emerging Markets
     Series.....................................     23,128   $  351,550
    Lincoln Variable Insurance Products Trust
     International Fund.........................     53,407      874,911
                                                              ----------
                                                               1,226,461
                                                              ----------
    TOTAL AFFILIATED INVESTMENT COMPANIES (COST
     $5,845,313)................................               5,850,232
                                                              ----------
                                                  PRINCIPAL
                                                   AMOUNT
 =/ COMMERCIAL PAPER-11.45%
    UBS Finance 3.35% 7/1/05....................  $ 670,000      670,000
                                                              ----------
    TOTAL COMMERCIAL PAPER
     (COST $670,000)............................                 670,000
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES-111.43% (COST
 $6,515,313)................................................   6,520,232
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(11.43%)....    (668,731)
                                                              ----------
NET ASSETS APPLICABLE TO 565,784 SHARES
 OUTSTANDING-100.00%........................................  $5,851,501
                                                              ==========
NET ASSET VALUE-MODERATELY AGGRESSIVE PROFILE FUND STANDARD
 CLASS ($459,706 / 44,432 SHARES)...........................     $10.346
                                                              ==========
NET ASSET VALUE-MODERATELY AGGRESSIVE PROFILE FUND SERVICE
 CLASS ($5,391,795 / 521,352 SHARES)........................     $10.342
                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $5,848,556
Undistributed net investment income.........................          34
Accumulated net realized loss on investments................      (2,008)
Net unrealized appreciation of investments..................       4,919
                                                              ----------
Total net assets............................................  $5,851,501
                                                              ==========

------------------
=/The interest rate shown is the effective yield at the time of purchase.

                             See accompanying notes

                                Profile Funds- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    AFFILIATED INVESTMENT COMPANIES-99.84%
    EQUITY FUNDS-69.92%
    Delaware VIP Trust
     Small Cap Value Series.....................      2,626   $   76,194
     U.S. Growth Series.........................     35,431      242,350
     Value Series...............................     21,216      391,640
    Lincoln Variable Insurance Products Trust
     Aggressive Growth Fund.....................      7,746       76,024
     Core Fund..................................      8,980       89,805
     Equity-Income Fund.........................      1,754       30,047
     Growth Fund................................      7,103       75,710
     Growth Opportunities Fund..................      6,933       77,150
                                                              ----------
                                                               1,058,920
                                                              ----------

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    INTERNATIONAL FUNDS-29.92%
    Delaware VIP Trust Emerging Markets
     Series.....................................      9,971   $  151,566
    Lincoln Variable Insurance Products Trust
     International Fund.........................     18,404      301,495
                                                              ----------
                                                                 453,061
                                                              ----------
    TOTAL AFFILIATED INVESTMENT COMPANIES (COST
     $1,513,671)................................               1,511,981
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES-99.84% (COST $1,513,671)...   1,511,981
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.16%.......       2,477
                                                              ----------
NET ASSETS APPLICABLE TO 145,777 SHARES
 OUTSTANDING-100.00%........................................  $1,514,458
                                                              ==========
NET ASSET VALUE-AGGRESSIVE PROFILE FUND STANDARD CLASS
 ($413,321 / 39,771.3 SHARES)...............................     $10.392
                                                              ==========
NET ASSET VALUE-AGGRESSIVE PROFILE FUND SERVICE CLASS
 ($1,101,137 / 106,006 SHARES)..............................     $10.387
                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,516,230
Undistributed net investment income.........................          85
Accumulated net realized loss on investments................        (167)
Net unrealized depreciation of investments..................      (1,690)
                                                              ----------
Total net assets............................................  $1,514,458
                                                              ==========

                             See accompanying notes

                                Profile Funds- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
PROFILE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

                                                                                             MODERATELY
                                                              CONSERVATIVE     MODERATE      AGGRESSIVE     AGGRESSIVE
                                                              PROFILE FUND   PROFILE FUND   PROFILE FUND   PROFILE FUND
                                                              ---------------------------------------------------------
ASSETS:
Investments in affiliated investment companies, at market...   $1,962,956    $ 9,464,564     $5,850,232     $1,511,981
Other investments, at market................................           --      1,375,000        670,000             --
Cash........................................................       48,385            169          3,756             --
Receivable for securities sold..............................           --             --             --         13,066
Subscriptions receivable....................................      130,837        158,562          1,795            431
Due from Delaware Management Company........................        1,024          1,309            426            313
Other assets................................................          616             --            975          1,614
                                                               ----------    -----------     ----------     ----------
Total assets................................................    2,143,818     10,999,604      6,527,184      1,527,405
                                                               ----------    -----------     ----------     ----------
LIABILITIES:
Cash overdraft..............................................           --             --             --         12,886
Payable for securities purchased............................       50,161      1,376,317        675,422             --
Liquidations payable........................................           78         99,779            261             61
Accrued expenses payable....................................           --            334             --             --
                                                               ----------    -----------     ----------     ----------
Total liabilities...........................................       50,239      1,476,430        675,683         12,947
                                                               ----------    -----------     ----------     ----------
TOTAL NET ASSETS............................................   $2,093,579    $ 9,523,174     $5,851,501     $1,514,458
                                                               ==========    ===========     ==========     ==========
Investments at cost.........................................   $1,959,021    $10,853,585     $6,515,313     $1,513,671
                                                               ==========    ===========     ==========     ==========

                             See accompanying notes

                                Profile Funds- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
STATEMENTS OF OPERATIONS
May 3, 2005* to June 30, 2005 (Unaudited)

                                                                                                   MODERATELY
                                                              CONSERVATIVE        MODERATE         AGGRESSIVE        AGGRESSIVE
                                                              PROFILE FUND      PROFILE FUND      PROFILE FUND      PROFILE FUND
                                                              ------------------------------------------------------------------
INVESTMENT INCOME:
Income from investments in affiliated companies.............    $    263          $    172          $    290          $    130
Interest....................................................         247             1,200               693               218
                                                                --------          --------          --------          --------
                                                                     510             1,372               983               348
                                                                --------          --------          --------          --------

EXPENSES:
Accounting and administration expenses......................      10,431            10,431            10,431            10,431
Professional fees...........................................       1,875             1,875             1,875             1,875
Management fees.............................................         196               657               462               152
Trustees' fees..............................................         592               592               592               592
Distribution expenses -- Service Class......................         148               585               395                80
Reports and statements to shareholders......................         500               500               500               500
Custodian fees..............................................         248               310               417               277
Other.......................................................          93               415               281               309
                                                                --------          --------          --------          --------
                                                                  14,083            15,365            14,953            14,216
Less expenses absorbed or waived............................     (13,700)          (13,945)          (13,868)          (13,943)
Less expense paid indirectly................................          --               (47)             (136)              (10)
                                                                --------          --------          --------          --------
Total expenses..............................................         383             1,373               949               263
                                                                --------          --------          --------          --------
NET INVESTMENT INCOME (LOSS)................................         127                (1)               34                85
                                                                --------          --------          --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments............................          --                --            (2,008)             (167)
Net change in unrealized appreciation/depreciation of
 investments................................................       3,935           (14,021)            4,919            (1,690)
                                                                --------          --------          --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       3,935           (14,021)            2,911            (1,857)
                                                                --------          --------          --------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  4,062          $(14,022)         $  2,945          $ (1,772)
                                                                ========          ========          ========          ========

------------------
*Date of commencement of operations.

                             See accompanying notes

                                Profile Funds- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   MODERATELY
                                                              CONSERVATIVE        MODERATE         AGGRESSIVE        AGGRESSIVE
                                                              PROFILE FUND      PROFILE FUND      PROFILE FUND      PROFILE FUND
                                                               5/3/05* TO        5/3/05* TO        5/3/05* TO        5/3/05* TO
                                                                6/30/05           6/30/05           6/30/05           6/30/05
                                                              (UNAUDITED)       (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                                              ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)................................   $      127       $        (1)       $       34        $       85
Net realized loss on investments............................           --                --            (2,008)             (167)
Net change in unrealized appreciation/depreciation of
 investments................................................        3,935           (14,021)            4,919            (1,690)
                                                               ----------       -----------        ----------        ----------
Net increase (decrease) in net assets resulting from
 operations.................................................        4,062           (14,022)            2,945            (1,772)
                                                               ----------       -----------        ----------        ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class..............................................      278,682           528,265           466,122           410,849
Service Class...............................................    1,811,654         9,478,172         5,756,596         1,118,939
                                                               ----------       -----------        ----------        ----------
                                                                2,090,336        10,006,437         6,222,718         1,529,788
                                                               ----------       -----------        ----------        ----------
Cost of shares repurchased:
Standard Class..............................................          (17)              (30)           (8,120)              (65)
Service Class...............................................         (802)         (469,211)         (366,042)          (13,493)
                                                               ----------       -----------        ----------        ----------
                                                                     (819)         (469,241)         (374,162)          (13,558)
                                                               ----------       -----------        ----------        ----------
Increase in net assets derived from capital share
 transactions...............................................    2,089,517         9,537,196         5,848,556         1,516,230
                                                               ----------       -----------        ----------        ----------
NET INCREASE IN NET ASSETS..................................    2,093,579         9,523,174         5,851,501         1,514,458

NET ASSETS:
Beginning of period.........................................           --                --                --                --
                                                               ----------       -----------        ----------        ----------
End of period...............................................   $2,093,579       $ 9,523,174        $5,851,501        $1,514,458
                                                               ==========       ===========        ==========        ==========
Undistributed net investment income (accumulated loss)......   $      127       $        (1)       $       34        $       85
                                                               ==========       ===========        ==========        ==========

------------------
*Date of commencement of operations.

                             See accompanying notes

                               Profile Funds- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CONSERVATIVE PROFILE FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                    CONSERVATIVE PROFILE FUND STANDARD CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................   $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.006
Net realized and unrealized gain on investments............      0.253
                                                              --------
Total from investment operations...........................      0.259
                                                              --------
Net asset value, end of period.............................   $ 10.259
                                                              ========
Total return(3)............................................      2.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................   $    281
Ratio of expenses to average net assets....................      0.30%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................     19.04%
Ratio of net investment income to average net assets.......      0.41%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................    (18.33%)
Portfolio turnover.........................................         0%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                               Profile Funds- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CONSERVATIVE PROFILE FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                    CONSERVATIVE PROFILE FUND SERVICE CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................   $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.002
Net realized and unrealized gain on investments............      0.253
                                                              --------
Total from investment operations...........................      0.255
                                                              --------

Net asset value, end of period.............................   $ 10.255
                                                              ========

Total return(3)............................................      2.55%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................   $  1,813
Ratio of expenses to average net assets....................      0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................     19.29%
Ratio of net investment income to average net assets.......      0.16%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................    (18.58%)
Portfolio turnover.........................................         0%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                               Profile Funds- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                      MODERATE PROFILE FUND STANDARD CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.004
Net realized and unrealized gain on investments............      0.292
                                                               -------
Total from investment operations...........................      0.296
                                                               -------

Net asset value, end of period.............................    $10.296
                                                               =======

Total return(3)............................................      2.96%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $   530
Ratio of expenses to average net assets(4).................      0.30%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      5.70%
Ratio of net investment income to average net assets.......      0.23%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (5.17%)
Portfolio turnover.........................................         0%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.32%.

                             See accompanying notes

                               Profile Funds- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATE PROFILE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                      MODERATE PROFILE FUND SERVICE CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)............................         --
Net realized and unrealized gain on investments............      0.291
                                                               -------
Total from investment operations...........................      0.291
                                                               -------

Net asset value, end of period.............................    $10.291
                                                               =======
Total return(3)............................................      2.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 8,993
Ratio of expenses to average net assets(4).................      0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      5.95%
Ratio of net investment loss to average net assets.........     (0.02%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (5.42%)
Portfolio turnover.........................................         0%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.57%.

                             See accompanying notes

                               Profile Funds- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATELY AGGRESSIVE PROFILE FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                MODERATELY AGGRESSIVE PROFILE FUND STANDARD CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.004
Net realized and unrealized gain on investments............      0.342
                                                               -------
Total from investment operations...........................      0.346
                                                               -------

Net asset value, end of period.............................    $10.346
                                                               =======

Total return(3)............................................      3.46%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $   460
Ratio of expenses to average net assets(4).................      0.30%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      8.44%
Ratio of net investment income to average net assets.......      0.27%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (7.87%)
Portfolio turnover.........................................        54%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.38%.

                             See accompanying notes

                               Profile Funds- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATELY AGGRESSIVE PROFILE FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                 MODERATELY AGGRESSIVE PROFILE FUND SERVICE CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................          -
Net realized and unrealized gain on investments............      0.342
                                                               -------
Total from investment operations...........................      0.342
                                                               -------

Net asset value, end of period.............................    $10.342
                                                               =======

Total return(3)............................................      3.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 5,392
Ratio of expenses to average net assets(4).................      0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      8.69%
Ratio of net investment income to average net assets.......      0.02%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................     (8.12%)
Portfolio turnover.........................................        54%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.63%.

                             See accompanying notes

                               Profile Funds- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                      AGGRESSIVE PROFILE FUND STANDARD CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................   $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.005
Net realized and unrealized gain on investments............      0.387
                                                              --------
Total from investment operations...........................      0.392
                                                              --------

Net asset value, end of period.............................   $ 10.392
                                                              ========

Total return(3)............................................      3.92%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................   $    413
Ratio of expenses to average net assets(4).................      0.30%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................     23.58%
Ratio of net investment income to average net assets.......      0.29%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................    (22.99%)
Portfolio turnover.........................................        15%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.32%.

                             See accompanying notes

                               Profile Funds- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                      AGGRESSIVE PROFILE FUND SERVICE CLASS

                                                              5/3/05(1)
                                                                 TO
                                                               6/30/05
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................   $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................          -
Net realized and unrealized gain on investments............      0.387
                                                              --------
Total from investment operations...........................      0.387
                                                              --------

Net asset value, end of period.............................   $ 10.387
                                                              ========

Total return(3)............................................      3.87%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................   $  1,101
Ratio of expenses to average net assets(4).................      0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................     23.83%
Ratio of net investment income to average net assets.......      0.04%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly...................    (23.24%)
Portfolio turnover.........................................        15%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended June 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.57%.

                             See accompanying notes

                               Profile Funds- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund (the "Funds"). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds' shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust and Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bond and money market instruments. In addition to mutual Fund investments, each fund may invest in individual securities, such as money market securities.

The Funds commenced operations on May 3, 2005.

The investment objective of the Conservative Profile Fund is a high level of current income with some consideration given to growth of capital.

The investment objective of Moderate Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on income.

The investment objective of Moderately Aggressive Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of Aggressive Profile Fund is long-term growth of capital. Current income is not a consideration.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation--The market value of the Funds' investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes--Each Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. Each Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly." The amounts of this expense for the period ended June 30, 2005, are as follows:

                                 MODERATELY
  CONSERVATIVE     MODERATE      AGGRESSIVE     AGGRESSIVE
  PROFILE FUND   PROFILE FUND   PROFILE FUND   PROFILE FUND
  ------------   ------------   ------------   ------------
    $--              $47            $136           $10

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of each Funds' investment portfolio, including monitoring of the Funds' investment sub-adviser, and provides certain administrative services to the Funds. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund.

                               Profile Funds- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Lincoln Life has contractually agreed to reimburse the Funds to the extent that the Funds' annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.30% of average daily net assets. The Agreement will continue at least through September 1, 2006, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the "Sub-Advisor") is responsible for the day-to-day management of the Funds' investment portfolios. For these services, DMC, not the Funds, pays the Sub-Advisor a fee based on the combined net assets of the Funds as follows: 0.10% for the first $250 million of the Funds' average daily net assets, 0.06% over $250 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion. In addition, in 2005, DMC will pay the Sub-Advisor a fee of $43,749 for each Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Funds. For these services, each Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period ended June 30, 2005, fees for these services amounted to $7,166 for each Fund.

Pursuant to an Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, provides various administrative services necessary for the operation of the Funds. For these services, each Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period ended June 30, 2005, fees for these support services amounted to $1,182 for each Fund.

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby each Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as the investment manager for each of the Underlying Funds.

At June 30, 2005, the Funds had liabilities payable to affiliates as follows:

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Management Fees Payable to DMC..............................      $  175          $  637          $  462          $  132
Accounting and Administration Fees Payable to DSC...........       7,166           7,166           7,166           7,166
Administration Fees Payable to Lincoln Life.................       2,083           2,083           2,083           2,083
Distribution Fees Payable to the Companies..................         146             583             393              78

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3. INVESTMENTS
For the period* ended June 30, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Purchases...................................................    $1,959,045      $9,478,585      $6,086,947      $1,528,015
Sales.......................................................            23              --         239,627          14,177

---------------

*Commenced operations on May 3, 2005.

                               Profile Funds- 20

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Cost of investments.........................................    $1,959,021     $10,853,585      $6,517,333      $1,513,844
                                                                ==========     ===========      ==========      ==========
Aggregate unrealized appreciation...........................         6,100          14,311          10,871           2,687
Aggregate unrealized depreciation...........................        (2,165)        (28,332)         (7,972)         (4,550)
                                                                ----------     -----------      ----------      ----------
Net unrealized appreciation (depreciation)..................    $    3,935     $   (14,021)     $    2,899      $   (1,863)
                                                                ==========     ===========      ==========      ==========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the period ended June 30, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Shares of beneficial interest...............................    $2,089,517      $9,537,196      $5,848,556      $1,516,230
Undistributed ordinary income (accumulated loss)............           127              (1)             46              91
Unrealized appreciation (depreciation) of investments.......         3,935         (14,021)          2,899          (1,863)
                                                                ----------      ----------      ----------      ----------
Net assets..................................................    $2,093,579      $9,523,174      $5,851,501      $1,514,458
                                                                ==========      ==========      ==========      ==========

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
                                                                  PERIOD          PERIOD          PERIOD          PERIOD
                                                                  ENDED           ENDED           ENDED           ENDED
                                                                 6/30/05*        6/30/05*        6/30/05*        6/30/05*
                                                               ------------    ------------    ------------    ------------
Shares sold:
 Standard Class.............................................      27,416          51,529          45,214          39,777
 Service Class..............................................     176,812         919,253         556,603         107,299
Shares repurchased:
 Standard Class.............................................          (2)             (3)           (782)             (6)
 Service Class..............................................         (78)        (45,440)        (35,251)         (1,293)
                                                                 -------         -------         -------         -------
Net increase................................................     204,148         925,339         565,784         145,777
                                                                 =======         =======         =======         =======

---------------

*Commenced operations on May 3, 2005.

6. CONTRACTUAL OBLIGATIONS
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

                               Profile Funds- 21

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
OTHER FUND INFORMATION

On January 10, 2005, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust"), met to consider, among other things, the organization and offering of the following funds: Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund (together, the "Profile Funds") and the appointment of an adviser and sub-adviser for the new Funds. Following presentations from Fund Management and a sub-advisory candidate, the Independent Trustees met in executive session to consider approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, and the sub-advisory agreement.

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, DMC, and the proposed sub-adviser. The materials provided by the proposed sub-adviser included information in connection with its in-person presentation. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. The Independent Trustees considered the following factors and reached the following conclusions with respect to their recommendations to the full Board of Trustees.

ADVISORY SERVICES

In evaluating the services to be provided by DMC to the Profile Funds, they considered the nature, extent and quality of services provided by DMC for the existing series of funds of the Trust and concluded that DMC provided excellent performance at a reasonable cost. The Independent Trustees determined that the investment performance of the existing funds for which DMC served as adviser meets expectations. The Independent Trustees reviewed management fees and the proposed expense ratios (which would be subject to expense limitations with DMC or a Lincoln Financial Group entity absorbing expenses above the expense limitations) for the Funds compared to management fees and total expense ratio information of comparable Lipper peer group funds. They also considered the pro forma profitability to DMC and its affiliates with respect to the proposed Funds and concluded that DMC's fees were within an acceptable range. The Independent Trustees considered the expense limitations proposed by Fund Management and determined that economies of scale and breakpoints in the fee schedules for the proposed Funds would be reviewed in the future when the Funds had attracted assets. They reviewed services provided to the existing funds and advisory fees paid by other funds advised by DMC and comparative management fee and total expense ratio information for the proposed Funds and determined that the proposed advisory fees were reasonable for the services to be rendered. The Independent Trustees reviewed materials provided by DMC and noted that DMC has the ability to obtain research with soft dollars which may be used by the Funds and other clients of DMC and that DMC may enjoy increased business from fund shareholders who are familiar with the organization.

The Independent Trustees recommended that the full Board of Trustees approve the investment management agreement with DMC for the Profile Funds, and the full Board concurred with the evaluation and recommendation of the Independent Trustees. On January 10, 2005, the full Board of Trustees approved (a) the selection of DMC as the investment adviser for the Profile Funds, (b) the investment management agreement with DMC, and (c) the advisory fees and any other amounts to be paid under the agreement.

SUB-ADVISORY SERVICES

The Independent Trustees evaluated Wilshire as the Profile Funds' proposed sub-adviser. They considered written materials provided by Wilshire, Wilshire's in-person presentation and Fund Management's analysis of Wilshire's capabilities, as well as of Wilshire's competitors, in considering the nature, extent and quality of services to be provided. The Independent Trustees concluded that Wilshire was qualified to provide the asset allocation services. The Independent Trustees considered Wilshire's industry experience and Wilshire's fee schedule for fund of funds offerings and concluded that the fee was reasonable for the services to be provided.

The Independent Trustees recommended that the full Board approve the sub-advisory agreement with Wilshire for the Profile Funds, and the full Board concurred with the evaluation and recommendation of the Independent Trustees. On January 10, 2005, the full Board of Trustees approved (a) the selection of Wilshire as the sub-adviser for the Funds, (b) the sub-advisory agreement with Wilshire, and (c) the sub-advisory fees and any other amounts to be paid under the agreement.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of each Fund's proxy voting procedures and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                               Profile Funds- 22

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Not Applicable.

(b) Audit-Related Fees

Not Applicable.

(c) Tax Fees

Not Applicable.

(d) All Other Fees

Not Applicable.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

Not Applicable.

(h) Principal Accountant's Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

   (a)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

   (a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST (REGISTRANT)

      /s/ Kelly D. Clevenger
      ----------------------
      Kelly D. Clevenger
      President
      (Signature and Title)

Date:  September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Kelly D. Clevenger
      ----------------------
      Kelly D. Clevenger
      Chairman of the Board and President
      (Signature and Title)


Date:  September 2, 2005



By    /s/ Sheryl L. Sturgill
      ----------------------
      Sheryl L. Sturgill
      Chief Accounting Officer
      (Signature and Title)


Date:   September 2, 2005